UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-3919

Name of Registrant: Vanguard STAR Funds

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2007–October 31, 2008

Item 1: Reports to Shareholders

Vanguard STAR® Fund Annual Report

October 31, 2008

>	For the fiscal year ended October 31, 2008, Vanguard STAR Fund returned –27.94%.
>	The fund’s return was lower than that of its benchmark, the STAR Composite Index, which returned –25.94%, but higher than the average return for its peers.
>	The STAR Fund invests in 11 underlying funds. Vanguard GNMA Fund, a fixed income portfolio, was the only one to produce a positive result over the 12-month period.

Contents

Your Fund’s Total Returns	1
President’s Letter	2
Fund Profile	8
Performance Summary	9
Financial Statements	11
Your Fund’s After-Tax Returns	19
About Your Fund’s Expenses	20
Glossary	22

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Fiscal Year Ended October 31, 2008
	Ticker	Total
	Symbol	Returns
Vanguard STAR Fund	VGSTX	–27.94%
STAR Composite Index[1]		–25.94
STAR Composite Average[2]		–29.20

Your Fund’s Performance at a Glance
October 31, 2007–October 31, 2008
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard STAR Fund	$22.80	$15.33	$0.634	$0.825

1 The STAR Composite Index is weighted 50% Morgan Stanley Capital International (MSCI) US Broad Market Index, 25% Lehman U.S. Aggregate Bond Index, 12.5% Lehman 1–5 Year U.S. Credit Index, and 12.5% MSCI Europe, Australasia, Far East (EAFE) Index.

2 The STAR Composite Average, which is derived from data provided by Lipper Inc., is weighted 50% average general equity fund, 25% average fixed income fund, 12.5% average 1–5 year investment-grade fund, and 12.5% average international fund.

1

President’s Letter

Dear Shareholder,

For the fiscal year ended October 31, 2008, Vanguard STAR Fund returned –27.94%. The fund’s decline was a bit worse than that of its benchmark, the STAR Composite Index, which returned –25.94% for the 12-month period. The fund moderately outpaced its peer group, for which the average return was –29.20%.

As you know, the STAR Fund is a “fund of funds” that invests in 11 actively managed Vanguard mutual funds. These underlying funds provide the STAR Fund with a balanced mix of domestic and international stocks, as well as fixed income holdings. During the fund’s fiscal year, its bond holdings significantly outperformed its stock holdings.

If you own the STAR Fund in a taxable account, you may wish to review a report on the fund’s after-tax returns on page 19.

Stock prices fell sharply in global upheaval

Global stock markets started the 12-month period near all-time highs, but then declined sharply, laid low by the financial crisis that originated in the fixed income markets. The descent traced a series of jagged ups and downs. During the week ended October 10, for example, the U.S. stock market returned about –18%. When Wall Street opened the following Monday, stocks surged, returning more than 10% over the next 6 1/2 hours.

2

For the full 12 months, the broad U.S. stock market returned –36.43%; international stocks returned –48.27%. The pain was especially acute in emerging markets—among the strongest performers in recent years—as investors became increasingly averse to risk.

Bond market averages masked disparate returns

The broad U.S. taxable bond market registered an unremarkable return of 0.30% for the 12 months, but by its own typically sedate standards, the dislocations were extreme. The strong performance of U.S. Treasury and government securities was offset by double-digit declines in the corporate bond market. These dynamics led to unusually large differences between the yields of Treasuries and their corresponding private sector securities—both a reflection and a cause of the credit market’s distress. Despite their generally high creditworthiness, municipal bonds also fell in price, with the broad tax-exempt market registering a 12-month return of –3.30%.

The U.S. Federal Reserve Board responded to the volatile conditions with new lending programs and a dramatic easing of monetary policy. Over the full 12 months, the Fed reduced its target for the federal funds rate from 4.50% to 1.00%.

Market Barometer
	Average Annual Total Returns
	Periods Ended October 31, 2008
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	–36.80%	–5.51%	0.37%
Russell 2000 Index (Small-caps)	–34.16	–4.79	1.57
Dow Jones Wilshire 5000 Index (Entire market)	–36.43	–5.10	0.81
MSCI All Country World Index ex USA (International)	–48.27	–3.93	5.05

Bonds
Lehman U.S. Aggregate Bond Index (Broad taxable market)	0.30%	3.60%	3.48%
Lehman Municipal Bond Index	–3.30	1.71	2.73
Citigroup 3-Month Treasury Bill Index	2.31	3.93	3.10

CPI
Consumer Price Index	3.66%	2.83%	3.20%

3

Domestic and international stocks hindered the fund’s return

The STAR Fund’s return of –27.94% for the 12 months ended October 31, 2008, resulted from negative performances by 10 of the fund’s 11 underlying mutual funds. As in the broad market, the fund’s bond holdings outperformed stocks, while domestic stocks performed better than their international counterparts.

STAR’s only holding to post a positive result for the fiscal year was Vanguard GNMA Fund, which returned 3.8%. The fund, which invests in mortgage-backed securities that are fully backed by the U.S. government, benefited from investors’ flight to safety during the period. The fund’s other bond holdings, Vanguard Short-Term Investment-Grade Fund and Vanguard Long-Term Investment-Grade Fund, returned –4.4% and –15.5%, respectively.

The fund’s domestic stock holdings produced negative returns across the board. Financial companies, in particular, weakened STAR’s underlying stock funds, especially the value funds. For example, Vanguard WindsorTM II Fund, STAR’s most heavily weighted underlying investment, had, on average, more than 20% of its assets invested in financials and returned –38.0% for the period. Vanguard Windsor Fund—also weighted heavily in financials—returned –43.9% for the 12 months.

Expense Ratios
Your Fund Compared With Its Peer Group
	Acquired	Composite
	Fund Fees	Benchmark
	and Expenses[1]	Expense Ratio[2]
STAR Fund	0.32%	1.24%

1 This figure—drawn from the prospectus dated February 27, 2008—represents a weighted average of the annualized expense ratios and any transaction fees charged by the underlying mutual funds (the “acquired” funds) in which the STAR Fund invests. The STAR Fund does not charge any expenses or fees of its own. For the fiscal year ended October 31, 2008, the acquired fund fees and expenses were 0.32%.

2 Based on the STAR Composite Average, which is weighted 50% average general equity fund, 25% average fixed income fund, 12.5% average 1–5 year investment-grade fund, and 12.5% average international fund. The figure is derived from data provided by Lipper Inc. and captures information through year-end 2007.

4

The underlying funds’ energy holdings hurt STAR’s performance, too, as the price of oil fell significantly during the second half of the period. Information technology stocks also weighed on performance in the underlying growth funds, including Vanguard ExplorerTM Fund (–40.2%) and Vanguard MorganTM Growth Fund (–39.6%).

The fund’s international holdings were among its worst performers, as the U.S. credit crisis reverberated globally. This was a big change from the previous fiscal year, when international stocks were the fund’s top performers. This time around, Vanguard International Value Fund returned –45.5% and Vanguard International Growth Fund returned –47.6%.

Long-term performance is key despite market conditions

Over the ten-year period ended October 31, 2008, the STAR Fund had an average annual return of 4.07%. The fund outperformed its benchmark, its peers, and the broad U.S. stock market during the same period. (See the table on page 6.)

A hypothetical investment of $10,000 made ten years ago in the balanced STAR Fund would have grown to $14,899, over $3,000 more than the same hypothetical investment would have earned in an all-stock portfolio, as measured by the Dow Jones Wilshire 5000 Index.

		Total Returns for
Vanguard Fund	Percentage of	12 Months Ended
(Investor Shares)	STAR’s Assets[1]	October 31, 2008
Stock Funds
Windsor II	16.6%	–38.0%
Windsor	9.1	–43.9
PRIMECAP	7.1	–29.9
Morgan Growth	7.1	–39.6
U.S. Growth	7.1	–35.5
International Growth	6.5	–47.6
International Value	6.4	–45.5
Explorer	4.4	–40.2
Bond Funds
GNMA	12.0%	3.8%
Long-Term Investment-Grade	11.9	–15.5
Short-Term Investments
Short-Term Investment-Grade	11.8%	–4.4%
Combined	100.0%	–27.9%

1 As of October 31, 2008.

5

The fund’s long-term results are a tribute to its balanced approach. Financial theory and experience suggest that over time, stocks can be expected to produce higher returns than bonds, though not without occasional periods of severe under-performance, as we have experienced during the past 12 months. By investing 60% to 70% in stocks and 30% to 40% in bonds, the STAR Fund is positioned to benefit from stocks’ long-term potential, while securing some protection from the stock market’s occasional downturns through an allocation to bonds.

Fund’s balanced mandate helps during market uncertainty

The past 12 months have been a tumultuous time for all investors. Balanced portfolios consisting of both stocks and bonds have not avoided the turmoil. However, many of these funds have managed to outperform the broad market, as well as most all-stock portfolios. Vanguard STAR Fund is a good example of such a fund.

During difficult times in the market, a balanced fund of funds, such as the STAR Fund, can help to simplify investing. The mix of domestic stocks, international stocks, and bonds can make it easier for your portfolio to endure the ups and downs of the market. In addition to its exposure to multiple asset classes, the STAR Fund boasts an extremely low expense ratio, which enables you to keep more of the fund’s returns. Finally, the fund is periodically rebalanced to ensure that it maintains its 30% to 40% allocation in bonds and reserves and its 60% to 70%

Total Returns
Ten Years Ended October 31, 2008
Average
Annual Return
STAR Fund	4.07%
STAR Composite Index[1]	2.94
STAR Composite Average[2]	2.55

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

1 The STAR Composite Index is weighted 62.5% Dow Jones Wilshire 5000 Index, 25% Lehman U.S. Aggregate Bond Index, and 12.5% Citigroup 3-month Treasury Bill Index through December 31, 2002; 50% Dow Jones Wilshire 5000 Index, 25% Lehman U.S. Aggregate Bond Index, 12.5% Lehman 1–5 Year U.S. Credit Index, and 12.5% MSCI EAFE Index through April 22, 2005; and 50% MSCI US Broad Market Index, 25% Lehman U.S. Aggregate Bond Index, 12.5% Lehman 1–5 Year U.S. Credit Index, and 12.5% MSCI EAFE Index thereafter.

2 The STAR Composite Average, which is derived from data provided by Lipper Inc., is weighted 62.5% average general equity fund, 25% average fixed income fund, and 12.5% average money market fund through December 31, 2002, and 50% average general equity fund, 25% average fixed income fund, 12.5% average 1–5 year investment-grade fund, and 12.5% average international fund thereafter.

6

allocation to stocks—a necessary risk-control discipline, but one that can be difficult to practice outside of a dedicated balanced fund.

For these reasons, we believe that Vanguard STAR Fund is an excellent choice to help balance your investment portfolio, or as a well-balanced portfolio all on its own.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III

President and Chief Executive Officer

November 12, 2008

7

STAR Fund

Fund Profile

As of October 31, 2008

Financial Attributes

Yield[1]	3.3%
Acquired Fund Fees and Expenses
(10/31/2007)[2]	0.32%

Allocation to Underlying Vanguard Funds

Stock Funds
Windsor II	16.6%
Windsor	9.1
PRIMECAP	7.1
Morgan Growth	7.1
U.S. Growth	7.1
International Growth	6.5
International Value	6.4
Explorer	4.4
Bond Funds
GNMA	12.0%
Long-Term Investment-Grade	11.9
Short-Term Investments
Short-Term Investment-Grade	11.8%

Volatility Measures[3]
Fund Versus
Composite Index[4]
R-Squared	0.99
Beta	1.05

Equity Investment Focus

Fixed Income Investment Focus

Fund Asset Allocation

1 30-day SEC yield for the fund. See the Glossary.

2 This figure—drawn from the prospctus dated February 27, 2008—represents a weighted average of the annualized expense ratio and any transaction fees charged by the underlying mutual funds (the “acquired” funds) in which the STAR Fund invests. The STAR Fund does not charge any expenses or fees of its own. For the fiscal year ended October 31, 2008, the acquired fund fees and expenses figure was 0.32%.

3 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

4 The STAR Composite Index is weighted 50% MSCI US Broad Market Index, 25% Lehman U.S. Aggregate Bond Index, 12.5% Lehman 1–5 Year U.S. Credit Index, and 12.5% MSCI EAFE Index thereafter.

8

STAR Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 1998–October 31, 2008

Initial Investment of $10,000

	Average Annual Total Returns			Final Value
	Periods Ended October 31, 2008			of a $10,000
	One Year	Five Years	Ten Years	Investment
STAR Fund[1]	–27.94%	2.12%	4.07%	$14,899
Dow Jones Wilshire 5000 Index	–36.43	0.81	1.27	11,350
STAR Composite Index[2]	–25.94	2.18	2.94	13,361
STAR Composite Average[3]	–29.20	0.84	2.55	12,863

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 The STAR Composite Index is weighted 62.5% Dow Jones Wilshire 5000 Index, 25% Lehman U.S. Aggregate Bond Index, and 12.5% Citigroup 3-month Treasury Bill Index through December 31, 2002; 50% Dow Jones Wilshire 5000 Index, 25% Lehman U.S. Aggregate Bond Index, 12.5% Lehman 1–5 Year U.S. Credit Index, and 12.5% MSCI EAFE Index through April 22, 2005; and 50% MSCI US Broad Market Index, 25% Lehman U.S. Aggregate Bond Index, 12.5% Lehman 1–5 Year U.S. Credit Index, and 12.5% MSCI EAFE Index thereafter.

3 The STAR Composite Average, which is derived from data provided by Lipper Inc., is weighted 62.5% average general equity fund, 25% average fixed income fund, and 12.5% average money market fund through December 31, 2002, and 50% average general equity fund, 25% average fixed income fund, 12.5% average 1–5 year investment-grade fund, and 12.5% average international fund thereafter.

Note: See Financial Highlights table for dividend and capital gains information.

9

STAR Fund

Fiscal-Year Total Returns (%): October 31, 1998–October 31, 2008
	STAR Fund			Composite
Fiscal	Capital	Income	Total	Index[1] Total
Year	Return	Return	Return	Return
1999	7.3%	3.4%	10.7%	16.4%
2000	8.6	3.9	12.5	7.9
2001	–6.4	3.3	–3.1	–12.9
2002	–9.4	2.9	–6.5	–6.5
2003	15.7	3.3	19.0	17.3
2004	7.5	2.6	10.1	9.2
2005	6.8	2.5	9.3	7.8
2006	10.2	2.9	13.1	13.5
2007	10.1	3.0	13.1	12.6
2008	–30.1	2.2	–27.9	–25.9

Average Annual Total Returns: Periods Ended September 30, 2008

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
STAR Fund[2]	3/29/1985	–15.59%	5.76%	2.99%	3.04%	6.03%

1 The STAR Composite Index is weighted 62.5% Dow Jones Wilshire 5000 Index, 25% Lehman U.S. Aggregate Bond Index, and 12.5% Citigroup 3-month Treasury Bill Index through December 31, 2002; 50% Dow Jones Wilshire 5000 Index, 25% Lehman U.S. Aggregate Bond Index, 12.5% Lehman 1–5 Year U.S. Credit Index, and 12.5% MSCI EAFE Index through April 22, 2005; and 50% MSCI US Broad Market Index, 25% Lehman U.S. Aggregate Bond Index, 12.5% Lehman 1–5 Year U.S. Credit Index, and 12.5% MSCI EAFE Index thereafter.

2 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

Note: See Financial Highlights table for dividend and capital gains information.

10

STAR Fund

Financial Statements

Statement of Net Assets

As of October 31, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (51.3%)
Vanguard Windsor II Fund Investor Shares	83,697,197	1,720,814
Vanguard Windsor Fund Investor Shares	100,016,853	951,160
Vanguard PRIMECAP Fund Investor Shares	14,137,731	742,796
Vanguard Morgan Growth Fund Investor Shares	59,990,452	740,882
Vanguard U.S. Growth Fund Investor Shares	55,070,992	736,299
Vanguard Explorer Fund Investor Shares	10,142,987	461,912
		5,353,863
International Stock Funds (12.9%)
Vanguard International Growth Fund Investor Shares	49,019,027	673,521
Vanguard International Value Fund	27,531,219	670,936
		1,344,457
Bond Funds (23.9%)
Vanguard GNMA Fund Investor Shares	123,798,661	1,250,367
Vanguard Long-Term Investment-Grade Fund Investor Shares	172,052,350	1,238,777
		2,489,144
Short-Term Bond Fund (11.8%)
Vanguard Short-Term Investment-Grade Fund Investor Shares	126,913,632	1,227,255

Money Market Fund (0.1%)
[1] Vanguard Market Liquidity Fund, 2.217%	14,265,734	14,266
Total Investment Companies (Cost $11,032,407)		10,428,985
Other Assets and Liabilities (0.0%)
Other Assets		39,437
Liabilities		(40,863)
		(1,426)
Net Assets (100%)
Applicable to 679,993,080 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		10,427,559
Net Asset Value Per Share		$15.33

11

STAR Fund

At October 31, 2008, net assets consisted of:
Amount
($000)
Paid-in Capital	10,617,560
Undistributed Net Investment Income	89,927
Accumulated Net Realized Gains	323,494
Unrealized Appreciation (Depreciation)	(603,422)
Net Assets	10,427,559

•	See Note A in Notes to Financial Statements.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

12

STAR Fund

Statement of Operations

Year Ended
October 31, 2008
($000)
Investment Income
Income
Income Distributions Received	408,314
Net Investment Income—Note B	408,314
Realized Net Gain (Loss)
Capital Gain Distributions Received	669,117
Investment Securities Sold	(169,369)
Realized Net Gain (Loss)	499,748
Change in Unrealized Appreciation (Depreciation) on Investment Securities	(5,074,944)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,166,882)

See accompanying Notes, which are an integral part of the Financial Statements.

13

STAR Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	408,314	409,893
Realized Net Gain (Loss)	499,748	483,024
Change in Unrealized Appreciation (Depreciation)	(5,074,944)	880,955
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,166,882)	1,773,872
Distributions
Net Investment Income	(429,438)	(390,425)
Realized Capital Gain[1]	(548,222)	(209,760)
Total Distributions	(977,660)	(600,185)
Capital Share Transactions
Issued	1,122,273	1,450,174
Issued in Lieu of Cash Distributions	950,772	583,135
Redeemed	(1,710,879)	(1,519,392)
Net Increase (Decrease) from Capital Share Transactions	362,166	513,917
Total Increase (Decrease)	(4,782,376)	1,687,604
Net Assets
Beginning of Period	15,209,935	13,522,331
End of Period[2]	10,427,559	15,209,935

1 Includes fiscal 2008 and 2007 short-term gain distributions totaling $152,838,000 and $39,771,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

2 Net Assets—End of Period includes undistributed net investment income of $89,927,000 and $111,051,000.

See accompanying Notes, which are an integral part of the Financial Statements.

14

STAR Fund

Financial Highlights

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$22.80	$21.04	$19.14	$17.92	$16.67
Investment Operations
Net Investment Income	.600	.626	.533	.460	.410
Capital Gain Distributions Received	.967	.669	.378	.010	—
Net Realized and Unrealized Gain (Loss)
on Investments	(7.578)	1.392	1.554	1.190	1.260
Total from Investment Operations	(6.011)	2.687	2.465	1.660	1.670
Distributions
Dividends from Net Investment Income	(.634)	(.600)	(.510)	(.440)	(.420)
Distributions from Realized Capital Gains	(.825)	(.327)	(.055)	—	—
Total Distributions	(1.459)	(.927)	(.565)	(.440)	(.420)
Net Asset Value, End of Period	$15.33	$22.80	$21.04	$19.14	$17.92

Total Return[1]	–27.94%	13.14%	13.13%	9.33%	10.14%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,428	$15,210	$13,522	$11,547	$10,083
Ratio of Total Expenses to
Average Net Assets	0%[2]	0%	0%	0%	0%
Ratio of Net Investment Income to
Average Net Assets	3.00%	2.85%	2.64%	2.44%	2.39%
Portfolio Turnover Rate	24%	8%	9%	6%	6%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 The acquired fund fees and expenses were 0.32%.

See accompanying Notes, which are an integral part of the Financial Statements.

15

STAR Fund

Notes to Financial Statements

Vanguard STAR Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds. The fund invests 60% to 70% of its net assets in stock funds (predominantly large-capitalization U.S. stock funds), 20% to 30% in intermediate- to long-term bond funds, and 10% to 20% in a short-term bond fund.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2005–2008), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the year ended October 31, 2008, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund used a tax accounting practice to treat a portion of the price of capital shares redeemed during the year as distributions from realized capital gains. Accordingly, the fund has reclassified $69,433,000 from accumulated net realized gains to paid-in capital.

For tax purposes, at October 31, 2008, the fund had $89,808,000 of ordinary income and $420,794,000 of long-term capital gains available for distribution.

At October 31, 2008, the cost of investment securities for tax purposes was $11,129,588,000. Net unrealized depreciation of investment securities for tax purposes was $700,603,000, consisting of unrealized gains of $450,422,000 on securities that had risen in value since their purchase and $1,151,025,000 in unrealized losses on securities that had fallen in value since their purchase.

16

STAR Fund

D. During the year ended October 31, 2008, the fund purchased $3,806,983,000 of investment securities and sold $3,339,111,000 of investment securities other than temporary cash investments.

E. Capital shares issued and redeemed were:

	Year Ended October 31,
	2008	2007
	Shares	Shares
	(000)	(000)
Issued	56,993	67,082
Issued in Lieu of Cash Distributions	46,267	27,479
Redeemed	(90,316)	(70,107)
Net Increase (Decrease) in Shares Outstanding	12,944	24,454

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At October 31, 2008, 100% of the fund’s investments were valued based on Level 1 inputs.

17

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard STAR Funds and the Shareholders of Vanguard STAR Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard STAR Fund (the “Fund”) at October 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2008 by agreement to the underlying ownership records of the Vanguard funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 19, 2008

Special 2008 tax information (unaudited) for Vanguard STAR Fund

This information for the fiscal year ended October 31, 2008, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $464,817,000 as capital gain dividends (from net long-term capital gains) to shareholders during the fiscal year.

For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund are qualified short-term capital gains.

The fund distributed $128,638,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 24.3% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

18

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income, using actual prior-year figures and estimates for 2008. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: STAR Fund[1]
Periods Ended October 31, 2008
	One	Five	Ten
	Year	Years	Years
Returns Before Taxes	–27.94%	2.12%	4.07%
Returns After Taxes on Distributions	–29.13	1.11	2.41
Returns After Taxes on Distributions and Sale of Fund Shares	–17.22	1.53	2.73

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

19

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A typical fund’s expenses are expressed as a percentage of its average net assets. The STAR Fund has no direct expenses, but bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for the STAR Fund.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended October 31, 2008
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
STAR Fund	4/30/2008	10/31/2008	Period[1]
Based on Actual Fund Return	$1,000.00	$765.53	$1.42
Hypothetical 5% Yearly Return	$1,000.00	1,023.59	1.63

1 These calculations are based on the acquired fund fees and expenses shown for the STAR Fund. The STAR Fund’s annualized expense figure for the period is 0.32%. The dollar amounts shown as “Expenses Paid” are equal to the annualized average expense figure, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

20

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

21

Glossary

Acquired Fund Fees and Expenses. Funds that invest in other Vanguard funds incur no direct expenses, but they do bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds, and they must pay any fees charged by those funds. The figure for acquired fund fees and expenses represents a weighted average of these underlying costs. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

22

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board and Director/
Trustee Since May 1987;	Trustee of The Vanguard Group, Inc., and of each of the investment companies served
Chairman of the Board	by The Vanguard Group; Chief Executive Officer and President of The Vanguard Group
156 Vanguard Funds Overseen	and of each of the investment companies served by The Vanguard Group (1996–2008).

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee Since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
156 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Emerson U. Fullwood
Born 1948	Principal Occupation(s) During the Past Five Years: Executive Chief Staff and Marketing
Trustee Since January 2008	Officer for North America since 2004 and Corporate Vice President of Xerox Corporation
156 Vanguard Funds Overseen	(photocopiers and printers); Director of SPX Corporation (multi-industry manufacturing), of the United Way of Rochester, and of the Boy Scouts of America.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman, President, and
Trustee Since December 2001[2]	Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of
156 Vanguard Funds Overseen	the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services), since 2005.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee Since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
156 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and
the University Center for Human Values (1990–2004), Princeton University; Director of
Carnegie Corporation of New York since 2005 and of Schuylkill River Development
Corporation and Greater Philadelphia Chamber of Commerce since 2004; Trustee of the National Constitution Center since 2007.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and
Trustee Since July 1998	Chief Global Diversity Officer since 2006, Vice President and Chief Information
156 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson &
Johnson (pharmaceuticals/consumer products); Director of the University Medical
Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance
Trustee Since December 2004	and Banking, Harvard Business School; Senior Associate Dean and Director of Faculty
156 Vanguard Funds Overseen	Recruiting, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm); Chair of the Investment Committee of HighVista Strategies LLC (private investment firm) since 2005.

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee Since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director
156 Vanguard Funds Overseen	of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee Since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines) and
156 Vanguard Funds Overseen	AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Chief Financial Officer	Treasurer of each of the investment companies served by The Vanguard Group; Chief
Since September 2008	Financial Officer of each of the investment companies served by The Vanguard
Treasurer Since July 1998	Group since 2008.
156 Vanguard Funds Overseen

F. William McNabb III
Born 1957	Principal Occupation(s) During the Past Five Years: Chief Executive Officer, Director,
Chief Executive Officer	and President of The Vanguard Group, Inc., since 2008; Chief Executive Officer and
Since August 31, 2008	President of each of the investment companies served by The Vanguard Group since
President Since March 2008	2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard
156 Vanguard Funds Overseen	Group (1995–2008).

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard
Secretary Since July 2005	Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of
156 Vanguard Funds Overseen	The Vanguard Group and of each of the investment companies served by The Vanguard
Group since 2005; Director and Senior Vice President of Vanguard Marketing Corporation
since 2005; Principal of The Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller	Ralph K. Packard	George U. Sauter
Mortimer J. Buckley	Paul A. Heller	James M. Norris	Glenn W. Reed

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1	These individuals are “interested persons” as defined in the Investment Company Act of 1940.
2	December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.
Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036	You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting our website, www.vanguard.com,
Text Telephone for People	and searching for “proxy voting guidelines,” or by
With Hearing Impairment > 800-952-3335	calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, www.sec.gov.
In addition, you may obtain a free report on how your
fund voted the proxies for securities it owned during
This material may be used in conjunction	the 12 months ended June 30. To get the report, visit
with the offering of shares of any Vanguard	either www.vanguard.com or www.sec.gov.
fund only if preceded or accompanied by	You can review and copy information about your fund
the fund’s current prospectus.

at the SEC’s Public Reference Room in Washington, D.C.
The funds or securities referred to herein are not	To find out more about this public service, call the SEC
sponsored, endorsed, or promoted by MSCI, and MSCI	at 202-551-8090. Information about your fund is also
bears no liability with respect to any such funds or	available on the SEC’s website, and you can receive
securities. For any such funds or securities, the	copies of this information, for a fee, by sending a
prospectus or the Statement of Additional Information	request in either of two ways: via e-mail addressed to
contains a more detailed description of the limited	publicinfo@sec.gov or via regular mail addressed to the
relationship MSCI has with The Vanguard Group and	Public Reference Section, Securities and Exchange
any related funds.	Commission, Washington, DC 20549-0102.

Russell is a trademark of The Frank Russell Company.

© 2008 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q560 122008

Vanguard LifeStrategy® Funds Annual Report

October 31, 2008

Vanguard LifeStrategy Income Fund

Vanguard LifeStrategy Conservative Growth Fund

Vanguard LifeStrategy Moderate Growth Fund

Vanguard LifeStrategy Growth Fund

>

For the fiscal year ended October 31, 2008, returns for the Vanguard LifeStrategy Funds ranged from –12.29% for the most conservative fund to –34.98% for the fund with the most aggressive asset allocation.

>

Each of the four LifeStrategy Funds trailed the return of its corresponding benchmark index, largely because of weakness in Vanguard Asset Allocation Fund; two of the funds lagged the average return of their peer funds.

>	Vanguard Asset Allocation Fund, which makes up a quarter of each LifeStrategy Fund, returned –35.43% for the 12 months.

Contents

Your Fund’s Total Returns	1
President’s Letter	2
LifeStrategy Income Fund	7
LifeStrategy Conservative Growth Fund	16
LifeStrategy Moderate Growth Fund	25
LifeStrategy Growth Fund	34
Your Fund’s After-Tax Returns	45
About Your Fund’s Expenses	46
Glossary	48

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Fiscal Year Ended October 31, 2008
	Ticker	Total
	Symbol	Returns
Vanguard LifeStrategy Income Fund	VASIX	–12.29%
Income Composite Index[1]		–8.31
Income Composite Average[2]		–13.28

Vanguard LifeStrategy Conservative Growth Fund	VSCGX	–20.71%
Conservative Growth Composite Index[1]		–16.75
Conservative Growth Composite Average[2]		–20.24

Vanguard LifeStrategy Moderate Growth Fund	VSMGX	–27.69%
Moderate Growth Composite Index[1]		–24.33
Moderate Growth Composite Average[2]		–28.64

Vanguard LifeStrategy Growth Fund	VASGX	–34.98%
Growth Composite Index[1]		–31.65
Growth Composite Average[2]		–34.68

Your Fund’s Performance at a Glance
October 31, 2007–October 31, 2008
	Starting	Ending	Distributions Per Share
	Share	Share	Income	Capital	30-Day
	Price	Price	Dividends	Gains	SEC Yield
Vanguard LifeStrategy Income Fund	$14.44	$12.13	$0.570	$0.029	4.57%
Vanguard LifeStrategy Conservative
Growth Fund	17.61	13.46	0.592	0.010	4.18
Vanguard LifeStrategy Moderate
Growth Fund	22.21	15.56	0.627	0.024	3.76
Vanguard LifeStrategy Growth Fund	26.56	16.86	0.581	0.000	3.36

1 Total returns for the composite indexes are derived by applying the funds’ target allocations to the results of the following benchmarks: for U.S. stocks, the Morgan Stanley Capital International (MSCI) US Broad Market Index; for international stocks, the MSCI Europe, Australasia, Far East (MSCI EAFE) Index; for bonds, the Lehman Brothers U.S. Aggregate Bond Index; and for short-term investments, the Lehman 1–3 Year U.S. Credit Index.

2 Each average is a blended composite that weights the return of the average comparable mutual fund for each asset class in proportion to the target weighting of the appropriate LifeStrategy Fund. All average returns for funds are derived from data provided by Lipper Inc. The Income Composite Average is weighted 60% average fixed income fund, 20% average general equity fund, and 20% average money market fund. The Conservative Growth Composite Average is weighted 40% average fixed income fund, 35% average general equity fund, 20% average money market fund, and 5% average international fund. The Moderate Growth Composite Average is weighted 50% average general equity fund, 40% average fixed income fund, and 10% average international fund. The Growth Composite Average is weighted 65% average general equity fund, 20% average fixed income fund, and 15% average international fund.

1

President’s Letter

Dear Shareholder,

The four Vanguard LifeStrategy Funds posted disappointing returns for the fiscal year ended October 31, 2008. The funds’ returns, ranging from –12.29% for the conservative LifeStrategy Income Fund to –34.98% for the aggressive LifeStrategy Growth Fund, reflected a very volatile period in global markets.

Overall returns were weakened by each fund’s 25% investment in Vanguard Asset Allocation Fund, which invested exclusively in stocks for most of the 12-month period. Each fund lagged its respective benchmark. Only two funds, LifeStrategy Income Fund and LifeStrategy Moderate Growth Fund, outpaced the average returns of their peer mutual funds.

If you own a LifeStrategy Fund in a taxable account, you may wish to review the funds’ after-tax returns on page 45.

Stock prices fell sharply in global upheaval

Global stock markets started the 12-month period near all-time highs, but then declined sharply, laid low by the financial crisis that originated in the fixed income markets. The descent traced a series of jagged ups and downs. During the week ended October 10, for example, the U.S. stock market returned about –18%. When Wall Street opened the following Monday, stocks surged, returning more than 10% over the next six and a half hours.

2

For the full 12 months, the broad U.S. stock market returned –36.43%; international stocks returned –48.27%. The pain was especially acute in emerging markets—among the strongest performers in recent years—as investors became increasingly risk-averse.

Bond market averages masked disparate returns

The broad U.S. taxable bond market registered an unremarkable return of 0.30% for the 12 months, but by its own typically sedate standards, the dislocations were extreme. The strong performance of U.S. Treasury and government securities was offset by double-digit declines in the corporate bond market. These dynamics led to unusually large differences between the yields of Treasuries and their corresponding private sector securities—both a reflection and a cause of the credit market’s distress. Despite their generally high creditworthiness, municipal bonds also fell in price, with the broad tax-exempt market registering a 12-month return of –3.30%.

The U.S. Federal Reserve Board responded to the turmoil with new lending programs and a dramatic easing of monetary policy. Over the full 12 months, the Fed reduced its target for the federal funds rate from 4.50% to 1.00%.

Heavy stock exposure hurt all four funds

Each LifeStrategy Fund is a “fund of funds” designed for long-term investors seeking a diversified portfolio with varying

Market Barometer
	Average Annual Total Returns
	Periods Ended October 31, 2008
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	–36.80%	–5.51%	0.37%
Russell 2000 Index (Small-caps)	–34.16	–4.79	1.57
Dow Jones Wilshire 5000 Index (Entire market)	–36.43	–5.10	0.81
MSCI All Country World Index ex USA (International)	–48.27	–3.93	5.05

Bonds
Lehman U.S. Aggregate Bond Index (Broad taxable market)	0.30%	3.60%	3.48%
Lehman Municipal Bond Index	–3.30	1.71	2.73
Citigroup 3-Month Treasury Bill Index	2.31	3.93	3.10

CPI
Consumer Price Index	3.66%	2.83%	3.20%

3

degrees of risk. The four funds invest in up to five Vanguard mutual funds, primarily broad index portfolios that track U.S. bond or stock markets, or international equity markets. Each fund also invests a quarter of its holdings in Vanguard Asset Allocation Fund, which relies on a quantitative model to determine an optimal allocation among bonds, stocks, and short-term reserves.

The LifeStrategy Funds maintain varying degrees of exposure to the stock and bond markets depending on their mandates. For example, at the end of the fiscal period, the LifeStrategy Income Fund’s portfolio consisted of 69% bonds and short-term reserves and 31% stocks, while the LifeStrategy Growth Fund recorded an allocation of 91% stocks and 9% bonds.

During the 12-month period, as the U.S. credit crisis worsened and fears of a global recession spread, the LifeStrategy Funds with the highest exposure to domestic and international stocks delivered the weakest results. The three worst-performing underlying stock funds were Vanguard Total International Stock Index Fund (–48.57%), Vanguard Total Stock Market Index Fund (–36.28%), and the Asset Allocation Fund (–35.43%). (See your fund’s respective Fund Profile page for the breakdown of its underlying holdings.)

While the LifeStrategy Funds’ underlying index funds have historically tracked their indexes very closely, the funds have often kept a step ahead of their composite benchmarks thanks to the performance of

Expense Ratios
Your Fund Compared With Its Peer Group
	Acquired	Peer-Group
	Fund Fees	Expense
	and Expenses[1]	Ratio[2]
LifeStrategy Income Fund	0.24%	1.07%
LifeStrategy Conservative Growth Fund	0.24	1.15
LifeStrategy Moderate Growth Fund	0.23	1.25
LifeStrategy Growth Fund	0.23	1.32

1 This figure—drawn from the prospectus dated February 27, 2008—represents a weighted average of the annualized expense ratios and any transaction fees charged by the underlying mutual funds (the “acquired” funds) in which the LifeStrategy Funds invest. The LifeStrategy Funds do not charge any expenses or fees of their own. For the fiscal year ended October 31, 2008, the acquired fund fees and expenses were 0.22% for the Income Fund, 0.22% for the Conservative Growth Fund, 0.22% for the Moderate Growth Fund, and 0.21% for the Growth Fund.

2 Peer groups are (from top to bottom) the Income Composite Average, the Conservative Growth Composite Average, the Moderate Growth Composite Average, and the Growth Composite Average. Each average is a blended composite that weights the expense ratio of the average comparable mutual fund for each asset class in proportion to the target weighting of the appropriate LifeStrategy Fund. The peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2007.

4

the Asset Allocation Fund. During the past fiscal year, however, the Asset Allocation Fund had the opposite effect because it was invested mostly in an all-stock portfolio during a time in which stock markets were pummeled.

In the funds’ composite benchmarks, by contrast, the Asset Allocation Fund is assumed to maintain a static allocation of 65% stocks and 35% bonds. During the past year, as stock prices tumbled, the benchmarks’ static allocation outperformed the funds’ actively managed allocation.

The LifeStrategy Funds have an impressive long-term record

Over the past ten years, each of the four LifeStrategy Funds has offered a diversified portfolio with a recognizable risk profile that can help investors reach some of their long-term investment goals. For a decade, the funds have kept pace with or surpassed the results of their respective mutual fund peers. The funds also have closely tracked the returns of their respective benchmark indexes.

The success of these funds largely reflects the indexing expertise of Vanguard’s Quantitative Equity and Fixed Income Groups, which have been able to closely track the funds’ benchmarks. The funds’ long-term success also stems from the skill of the Asset Allocation Fund’s advisor, Mellon Capital Management. In addition, the funds’ exceptionally low expense ratios, compared with those of competing funds, have helped investors to retain a larger proportion of their returns.

Target and Actual Asset Allocations
Percentages as of October 31, 2008
					Short-Term
		Stocks[1]		Bonds	Investments
	Target	Actual	Target	Actual	Target	Actual
LifeStrategy Income Fund	20%	31%	60%	49%	20%	20%
LifeStrategy Conservative Growth Fund	40	51	40	29	20	20
LifeStrategy Moderate Growth Fund	60	71	40	29	0	0
LifeStrategy Growth Fund	80	91	20	9	0	0

1 Actual international stock positions for the Income, Conservative Growth, Moderate Growth, and Growth Funds equaled 0%, 5%, 10%, and 15% of assets, respectively.

5

In uncertain times, diversification and long-term perspective are key

The past year’s turbulent market has left many investors anxious and concerned about their investments. That’s to be expected. But although such volatility can be jarring, it’s important for investors to maintain a long-term perspective. Sometimes, these unpredictable movements in the stock market are an unavoidable trade-off for the potential to earn long-term returns superior to those of lower-risk assets.

We have always counseled our investors to choose a broadly diversified portfolio of stocks and bonds in proportions consistent with their goals, risk tolerance, and time horizon, and then to try to stick with it. The LifeStrategy Funds can play an important role in such a portfolio by enhancing its diversification while helping to manage its risk.

Thank you for your ongoing confidence in Vanguard.

Sincerely,

F. William McNabb III

President and Chief Executive Officer

November 13, 2008

Total Returns
Ten Years Ended October 31, 2008
Average
Annual Return
LifeStrategy Income Fund	3.87%
Income Composite Index	4.08
Income Composite Average[1]	2.99
LifeStrategy Conservative Growth Fund	3.33
Conservative Growth Composite Index	3.46
Conservative Growth Composite Average[1]	2.77
LifeStrategy Moderate Growth Fund	2.85
Moderate Growth Composite Index	3.13
Moderate Growth Composite Average[1]	2.49
LifeStrategy Growth Fund	2.05
Growth Composite Index	2.31
Growth Composite Average[1]	2.08

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

1 Each average is a blended composite that weights the return of the average comparable mutual fund for each asset class in proportion to the target weighting of the appropriate LifeStrategy Fund. All together, the composites use returns for the average fixed income fund, the average general equity fund, the average international fund, and the average money market fund. These returns are derived from data provided by Lipper Inc.

6

LifeStrategy Income Fund

Fund Profile

As of October 31, 2008

Financial Attributes

Yield[1]	4.6%
Acquired Fund Fees and Expenses
(10/31/2007)[2]	0.24%

Volatility Measures[3]
Fund Versus
Composite Index[4]
R-Squared	0.98
Beta	1.23

Allocation to Underlying Vanguard Funds

Total Bond Market Index Fund	49.3%
Asset Allocation Fund	25.8
Short-Term Investment-Grade Fund	19.7
Total Stock Market Index Fund	5.2

Equity Investment Focus

Fixed Income Investment Focus

Fund Asset Allocation

1 30-day SEC yield. See the Glossary.

2 This figure—drawn from the prospectus dated February 27, 2008—represents a weighted average of the annualized expense ratios and any transaction fees charged by the underlying mutual funds (the “acquired” funds) in which the LifeStrategy Income Fund invests. The LifeStrategy Income Fund does not charge any expenses or fees of its own. For the fiscal year ended October 31, 2008, the acquired fund fees and expenses figure was 0.22%.

3 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

4 60% Lehman U.S. Aggregate Bond Index, 20% MSCI US Broad Market Index, and 20% Lehman 1–3 Year U.S. Credit Index.

7

LifeStrategy Income Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 1998–October 31, 2008

Initial Investment of $10,000

		Average Annual Total Returns		Final Value
	Periods Ended October 31, 2008			of a $10,000
	One Year	Five Years	Ten Years	Investment
LifeStrategy Income Fund[1]	–12.29%	2.46%	3.87%	$14,619
Lehman U.S. Aggregate Bond Index	0.30	3.48	5.00	16,290
Income Composite Index[2]	–8.31	2.87	4.08	14,922
Income Composite Average[3]	–13.28	1.40	2.99	13,420

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 60% Lehman U.S. Aggregate Bond Index, 20% Dow Jones Wilshire 5000 Index, and 20% Citigroup 3-Month Treasury Index through August 31, 2003; 60% Lehman U.S. Aggregate Bond Index, 20% Dow Jones Wilshire 5000 Index, and 20% Lehman 1–3 Year U.S. Credit Index through April 22, 2005; and 60% Lehman U.S. Aggregate Bond Index, 20% MSCI US Broad Market Index, and 20% Lehman 1–3 Year U.S. Credit Index thereafter.

3 A composite fund average weighted 60% average fixed income fund, 20% average general equity fund, and 20% average money market fund. Derived from data provided by Lipper Inc.

Note: See Financial Highlights table for dividend and capital gains information.

8

LifeStrategy Income Fund

Fiscal-Year Total Returns (%): October 31, 1998–October 31, 2008

				Income
Fiscal	Capital	Income	Total	Composite
Year	Return	Return	Return	Index[1]
1999	0.1%	5.2%	5.3%	6.1%
2000	1.7	5.8	7.5	7.4
2001	–0.7	5.5	4.8	3.7
2002	–5.3	4.5	–0.8	1.3
2003	6.1	3.8	9.9	8.2
2004	2.8	3.4	6.2	5.9
2005	–0.1	3.5	3.4	3.0
2006	4.4	4.1	8.5	7.3
2007	3.9	4.2	8.1	7.3
2008	–15.8	3.5	–12.3	–8.3

Average Annual Total Returns: Periods Ended September 30, 2008

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
LifeStrategy Income Fund[2]	9/30/1994	–4.80%	4.09%	0.36%	4.40%	4.76%

1 60% Lehman U.S. Aggregate Bond Index, 20% Dow Jones Wilshire 5000 Index, and 20% Citigroup 3-Month Treasury Index through August 31, 2003; 60% Lehman U.S. Aggregate Bond Index, 20% Dow Jones Wilshire 5000 Index, and 20% Lehman 1–3 Year U.S. Credit Index through April 22, 2005; and 60% Lehman U.S. Aggregate Bond Index, 20% MSCI US Broad Market Index, and 20% Lehman 1–3 Year U.S. Credit Index thereafter.

2 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

Note: See Financial Highlights table for dividend and capital gains information.

9

LifeStrategy Income Fund

Financial Statements

Statement of Net Assets

As of October 31, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (100.2%)
U.S. Stock Fund (5.2%)
Vanguard Total Stock Market Index Fund Investor Shares	3,649,464	85,434

Balanced Fund (25.8%)
Vanguard Asset Allocation Fund Investor Shares	21,340,287	423,605

Bond Fund (49.5%)
Vanguard Total Bond Market Index Fund Investor Shares	84,801,584	812,399

Short-Term Bond Fund (19.7%)
Vanguard Short-Term Investment-Grade Fund Investor Shares	33,467,353	323,629
Total Investment Companies (Cost $1,734,314)		1,645,067
Other Assets and Liabilities (–0.2%)
Other Assets		10,124
Liabilities		(13,075)
		(2,951)
Net Assets (100%)
Applicable to 135,428,847 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		1,642,116
Net Asset Value Per Share		$12.13

At October 31, 2008, net assets consisted of:
Amount
($000)
Paid-in Capital	1,748,415
Undistributed Net Investment Income	6,098
Accumulated Net Realized Losses	(23,150)
Unrealized Appreciation (Depreciation)	(89,247)
Net Assets	1,642,116

•	See Note A in Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.

10

LifeStrategy Income Fund

Statement of Operations

Year Ended
October 31, 2008
($000)
Investment Income
Income
Income Distributions Received	75,606
Net Investment Income—Note B	75,606
Realized Net Gain (Loss) on Investment Securities Sold	(22,889)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(288,775)
Net Increase (Decrease) in Net Assets Resulting from Operations	(236,058)

See accompanying Notes, which are an integral part of the Financial Statements.

11

LifeStrategy Income Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	75,606	71,760
Realized Net Gain (Loss)	(22,889)	4,081
Change in Unrealized Appreciation (Depreciation)	(288,775)	61,643
Net Increase (Decrease) in Net Assets Resulting from Operations	(236,058)	137,484
Distributions
Net Investment Income	(77,544)	(70,696)
Realized Capital Gain[1]	(3,797)	(8,121)
Total Distributions	(81,341)	(78,817)
Capital Share Transactions
Issued	548,650	479,041
Issued in Lieu of Cash Distributions	76,008	73,744
Redeemed	(550,179)	(392,021)
Net Increase (Decrease) from Capital Share Transactions	74,479	160,764
Total Increase (Decrease)	(242,920)	219,431
Net Assets
Beginning of Period	1,885,036	1,665,605
End of Period[2]	1,642,116	1,885,036

1 Includes fiscal 2008 and 2007 short-term gain distributions totaling $1,964,000 and $3,344,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

2 Net Assets—End of Period includes undistributed net investment income of $6,098,000 and $8,036,000.

See accompanying Notes, which are an integral part of the Financial Statements.

12

LifeStrategy Income Fund

Financial Highlights

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$14.44	$13.97	$13.38	$13.39	$13.03
Investment Operations
Net Investment Income	.555	.570	.530	.470	.430
Capital Gain Distributions Received	—	—	—	—	.010
Net Realized and Unrealized Gain (Loss)
on Investments	(2.266)	.538	.580	(.020)	.350
Total from Investment Operations	(1.711)	1.108	1.110	.450	.790
Distributions
Dividends from Net Investment Income	(.570)	(.570)	(.520)	(.460)	(.430)
Distributions from Realized Capital Gains	(.029)	(.068)	—	—	—
Total Distributions	(.599)	(.638)	(.520)	(.460)	(.430)
Net Asset Value, End of Period	$12.13	$14.44	$13.97	$13.38	$13.39

Total Return[1]	–12.29%	8.14%	8.49%	3.39%	6.15%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,642	$1,885	$1,666	$1,752	$1,611
Ratio of Total Expenses to
Average Net Assets	0%[2]	0%	0%	0%	0%
Ratio of Net Investment Income to
Average Net Assets	4.00%	4.07%	3.85%	3.47%	3.31%
Portfolio Turnover Rate	22%	8%	14%	6%	4%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 The acquired fund fees and expenses were 0.22%.

See accompanying Notes, which are an integral part of the Financial Statements.

13

LifeStrategy Income Fund

Notes to Financial Statements

Vanguard LifeStrategy Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, bonds, and short-term reserves.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2005–2008), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the year ended October 31, 2008, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

For tax purposes, at October 31, 2008, the fund had $6,009,000 of ordinary income available for distribution. The fund had available realized losses of $9,060,000 to offset future net capital gains through October 31, 2016.

At October 31, 2008, the cost of investment securities for tax purposes was $1,748,314,000. Net unrealized depreciation of investment securities for tax purposes was $103,247,000, consisting of unrealized gains of $1,614,000 on securities that had risen in value since their purchase and $104,861,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the year ended October 31, 2008, the fund purchased $482,893,000 of investment securities and sold $414,271,000 of investment securities, other than temporary cash investments.

14

LifeStrategy Income Fund

E. Capital shares issued and redeemed were:

	Year Ended October 31,
	2008	2007
	Shares	Shares
	(000)	(000)
Issued	39,964	33,884
Issued in Lieu of Cash Distributions	5,521	5,255
Redeemed	(40,641)	(27,763)
Net Increase (Decrease) in Shares Outstanding	4,844	11,376

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At October 31, 2008, 100% of the fund’s investments were valued based on Level 1 inputs.

15

LifeStrategy Conservative Growth Fund

Fund Profile

As of October 31, 2008

Financial Attributes

Yield[1]	4.2%
Acquired Fund Fees and Expenses
(10/312007)[2]	0.24%

Volatility Measures[3]
Fund Versus
Composite Index[4]
R-Squared	0.99
Beta	1.18

Allocation to Underlying Vanguard Funds

Total Bond Market Index Fund	29.4%
Asset Allocation Fund	25.4
Total Stock Market Index Fund	20.5
Short-Term Investment-Grade Fund	19.6
Total International Stock Index Fund	5.1

Equity Investment Focus

Fixed Income Investment Focus

Fund Asset Allocation

1 30-day SEC yield. See the Glossary.

2 This figure—drawn from the prospectus dated February 27, 2008—represents a weighted average of the annualized expense ratios and any transaction fees charged by the underlying mutual funds (the “acquired” funds) in which the LifeStrategy Conservative Growth Fund invests. The LifeStrategy Conservative Growth Fund does not charge any expenses or fees of its own. For the fiscal year ended October 31, 2008, the acquired fund fees and expenses figure was 0.22%.

3 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

4 40% Lehman U.S. Aggregate Bond Index, 35% MSCI US Broad Market Index, 20% Lehman 1–3 Year U.S. Credit Index, and 5% MSCI EAFE Index.

16

LifeStrategy Conservative Growth Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 1998–October 31, 2008

Initial Investment of $10,000

	Average Annual Total Returns			Final Value
	Periods Ended October 31, 2008			of a $10,000
	One Year	Five Years	Ten Years	Investment
LifeStrategy Conservative Growth Fund[1]	–20.71%	2.14%	3.33%	$13,875
Lehman U.S. Aggregate Bond Index	0.30	3.48	5.00	16,290
Dow Jones Wilshire 5000 Index	–36.43	0.81	1.27	11,350
Conservative Growth Composite Index[2]	–16.75	2.55	3.46	14,057
Conservative Growth Composite Average[3]	–20.24	1.29	2.77	13,146

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 40% Lehman U.S. Aggregate Bond Index, 35% Dow Jones Wilshire 5000 Index, 20% Citigroup 3-Month Treasury Index, and 5% MSCI EAFE Index through August 31, 2003; 40% Lehman U.S. Aggregate Bond Index, 35% Dow Jones Wilshire 5000 Index, 20% Lehman 1–3 Year U.S. Credit Index, and 5% MSCI EAFE Index through April 22, 2005; and 40% Lehman U.S. Aggregate Bond Index, 35% MSCI US Broad Market Index, 20% Lehman 1–3 Year U.S. Credit Index, and 5% MSCI EAFE Index thereafter.

3 A composite fund average weighted 40% average fixed income fund, 35% average general equity fund, 20% average money market fund, and 5% average international fund. Derived from data provided by Lipper Inc.

Note: See Financial Highlights table for dividend and capital gains information.

17

LifeStrategy Conservative Growth Fund

Fiscal-Year Total Returns (%): October 31, 1998–October 31, 2008
				Conservative
				Growth
Fiscal	Capital	Income	Total	Composite
Year	Return	Return	Return	Index[1]
1999	5.5%	4.5%	10.0%	11.0%
2000	2.5	4.8	7.3	7.0
2001	–7.6	4.3	–3.3	–4.6
2002	–7.7	3.6	–4.1	–2.5
2003	10.6	3.4	14.0	12.2
2004	4.7	2.8	7.5	7.2
2005	2.8	3.0	5.8	5.2
2006	7.8	3.4	11.2	10.1
2007	7.2	3.6	10.8	9.7
2008	–23.5	2.8	–20.7	–16.8

Average Annual Total Returns: Periods Ended September 30, 2008

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
LifeStrategy Conservative
Growth Fund[2]	9/30/1994	–10.44%	4.81%	1.09%	3.68%	4.77%

1 40% Lehman U.S. Aggregate Bond Index, 35% Dow Jones Wilshire 5000 Index, 20% Citigroup 3-Month Treasury Index, and 5% MSCI EAFE Index through August 31, 2003; 40% Lehman U.S. Aggregate Bond Index, 35% Dow Jones Wilshire 5000 Index, 20% Lehman 1-3 Year U.S. Credit Index, and 5% MSCI EAFE Index through April 22, 2005; and 40% Lehman U.S. Aggregate Bond Index, 35% MSCI US Broad Market Index, 20% Lehman 1–3 Year U.S. Credit Index, and 5% MSCI EAFE Index thereafter.

2 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

Note: See Financial Highlights table for dividend and capital gains information.

18

LifeStrategy Conservative Growth Fund

Financial Statements

Statement of Net Assets

As of October 31, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (100.2%)
U.S. Stock Fund (20.5%)
Vanguard Total Stock Market Index Fund Investor Shares	42,397,675	992,530

International Stock Fund (5.1%)
Vanguard Total International Stock Index Fund	22,639,653	248,357

Balanced Fund (25.5%)
Vanguard Asset Allocation Fund Investor Shares	62,131,595	1,233,312

Bond Fund (29.4%)
Vanguard Total Bond Market Index Fund Investor Shares	148,772,049	1,425,236

Short-Term Bond Fund (19.7%)
Vanguard Short-Term Investment-Grade Fund Investor Shares	98,363,116	951,171
Total Investment Companies (Cost $5,183,424)		4,850,606
Other Assets and Liabilities (–0.2%)
Other Assets		32,071
Liabilities		(39,616)
		(7,545)
Net Assets (100%)
Applicable to 359,805,795 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		4,843,061
Net Asset Value Per Share		$13.46

At October 31, 2008, net assets consisted of:
Amount
($000)
Paid-in Capital	5,265,854
Undistributed Net Investment Income	12,983
Accumulated Net Realized Losses	(102,958)
Unrealized Appreciation (Depreciation)	(332,818)
Net Assets	4,843,061

•	See Note A in Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.

19

LifeStrategy Conservative Growth Fund

Statement of Operations

Year Ended
October 31, 2008
($000)
Investment Income
Income
Income Distributions Received	225,599
Net Investment Income—Note B	225,599
Realized Net Gain (Loss) on Investment Securities Sold	(102,510)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(1,479,399)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,356,310)

See accompanying Notes, which are an integral part of the Financial Statements.

20

LifeStrategy Conservative Growth Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	225,599	219,319
Realized Net Gain (Loss)	(102,510)	8,734
Change in Unrealized Appreciation (Depreciation)	(1,479,399)	424,584
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,356,310)	652,637
Distributions
Net Investment Income	(235,505)	(213,606)
Realized Capital Gain[1]	(3,999)	—
Total Distributions	(239,504)	(213,606)
Capital Share Transactions
Issued	1,301,965	2,532,740
Issued in Lieu of Cash Distributions	233,406	208,599
Redeemed	(2,140,116)	(1,463,169)
Net Increase (Decrease) from Capital Share Transactions	(604,745)	1,278,170
Total Increase (Decrease)	(2,200,559)	1,717,201
Net Assets
Beginning of Period	7,043,620	5,326,419
End of Period[2]	4,843,061	7,043,620

1 Includes fiscal 2008 short-term gain distributions totaling $3,999,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

2 Net Assets—End of Period includes undistributed net investment income of $12,983,000 and $22,889,000.

See accompanying Notes, which are an integral part of the Financial Statements.

21

LifeStrategy Conservative Growth Fund

Financial Highlights

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$17.61	$16.43	$15.24	$14.83	$14.17
Investment Operations
Net Investment Income	.568	.580	.500	.440	.400
Capital Gain Distributions Received	—	—	—	—	.010
Net Realized and Unrealized Gain (Loss)
on Investments	(4.116)	1.170	1.180	.410	.640
Total from Investment Operations	(3.548)	1.750	1.680	.850	1.050
Distributions
Dividends from Net Investment Income	(.592)	(.570)	(.490)	(.440)	(.390)
Distributions from Realized Capital Gains	(.010)	—	—	—	—
Total Distributions	(.602)	(.570)	(.490)	(.440)	(.390)
Net Asset Value, End of Period	$13.46	$17.61	$16.43	$15.24	$14.83

Total Return[1]	–20.71%	10.84%	11.23%	5.77%	7.49%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,843	$7,044	$5,326	$4,079	$3,463
Ratio of Total Expenses to
Average Net Assets	0%[2]	0%	0%	0%	0%
Ratio of Net Investment Income to
Average Net Assets	3.52%	3.40%	3.21%	2.95%	2.74%
Portfolio Turnover Rate	22%	10%	4%	7%	5%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 The acquired fund fees and expenses were 0.22%.

See accompanying Notes, which are an integral part of the Financial Statements.

22

LifeStrategy Conservative Growth Fund

Notes to Financial Statements

Vanguard LifeStrategy Conservative Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, bonds, and short-term reserves.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2005–2008), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the year ended October 31, 2008, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

For tax purposes, at October 31, 2008, the fund had $12,843,000 of ordinary income available for distribution. The fund had available realized losses of $58,575,000 to offset future net capital gains through October 31, 2016.

At October 31, 2008, the cost of investment securities for tax purposes was $5,227,667,000. Net unrealized depreciation of investment securities for tax purposes was $377,061,000, consisting entirely of unrealized losses on securities that had fallen in value since their purchase.

D. During the year ended October 31, 2008, the fund purchased $1,404,758,000 of investment securities and sold $2,027,601,000 of investment securities, other than temporary cash investments.

23

LifeStrategy Conservative Growth Fund

E. Capital shares issued and redeemed were:

	Year Ended October 31,
	2008	2007
	Shares	Shares
	(000)	(000)
Issued	80,105	149,769
Issued in Lieu of Cash Distributions	14,274	12,327
Redeemed	(134,570)	(86,238)
Net Increase (Decrease) in Shares Outstanding	(40,191)	75,858

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At October 31, 2008, 100% of the fund’s investments were valued based on Level 1 inputs.

24

LifeStrategy Moderate Growth Fund

Fund Profile

As of October 31, 2008

Financial Attributes

Yield[1]	3.8%
Acquired Fund Fees and Expenses
(10/31/2007)[2]	0.23%

Volatility Measures[3]
Fund Versus
Composite Index[4]
R-Squared	1.00
Beta	1.12

Allocation to Underlying Vanguard Funds

Total Stock Market Index Fund	35.5%
Total Bond Market Index Fund	29.2
Asset Allocation Fund	25.2
Total International Stock Index Fund	10.1

Equity Investment Focus

Fixed Income Investment Focus

Fund Asset Allocation

1 30-day SEC yield. See the Glossary.

2 This figure—drawn from the prospectus dated February 27, 2008—represents a weighted average of the annualized expense ratios and any transaction fees charged by the underlying mutual funds (the “acquired” funds) in which the LifeStrategy Moderate Growth Fund invests. The LifeStrategy Moderate Growth Fund does not charge any expenses or fees of its own. For the fiscal year ended October 31, 2008, the acquired fund fees and expense figure was 0.22%.

3 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

4 50% MSCI US Broad Market Index, 40% Lehman U.S. Aggregate Bond Index, and 10% MSCI EAFE Index.

25

LifeStrategy Moderate Growth Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 1998–October 31, 2008

Initial Investment of $10,000

	Average Annual Total Returns			Final Value
	Periods Ended October 31, 2008			of a $10,000
	One Year	Five Years	Ten Years	Investment
LifeStrategy Moderate Growth Fund[1]	–27.69%	2.04%	2.85%	$13,239
Dow Jones Wilshire 5000 Index	–36.43	0.81	1.27	11,350
Lehman U.S. Aggregate Bond Index	0.30	3.48	5.00	16,290
Moderate Growth Composite Index[2]	–24.33	2.37	3.13	13,609
Moderate Growth Composite Average[3]	–28.64	0.80	2.49	12,783

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 50% Dow Jones Wilshire 5000 Index, 40% Lehman U.S. Aggregate Bond Index, and 10% MSCI EAFE Index through April 22, 2005; and 50% MSCI US Broad Market Index, 40% Lehman U.S. Aggregate Bond Index, and 10% MSCI EAFE Index thereafter.

3 A composite fund average weighted 50% average general equity fund, 40% average fixed income fund, and 10% average international fund. Derived from data provided by Lipper Inc.

Note: See Financial Highlights table for dividend and capital gains information.

26

LifeStrategy Moderate Growth Fund

Fiscal-Year Total Returns (%): October 31, 1998–October 31, 2008
				Moderate
				Growth
Fiscal	Capital	Income	Total	Composite
Year	Return	Return	Return	Index[1]
1999	10.7%	3.6%	14.3%	15.0%
2000	3.8	3.4	7.2	6.9
2001	–13.7	3.0	–10.7	–10.9
2002	–10.1	2.8	–7.3	–5.5
2003	15.0	3.1	18.1	16.9
2004	6.9	2.5	9.4	9.1
2005	5.4	2.6	8.0	7.5
2006	11.1	3.0	14.1	13.0
2007	10.6	3.0	13.6	12.1
2008	–29.9	2.2	–27.7	–24.3

Average Annual Total Returns: Periods Ended September 30, 2008

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
LifeStrategy Moderate Growth Fund[2]	9/30/1994	–15.04%	5.72%	1.87%	2.96%	4.83%

1 50% Dow Jones Wilshire 5000 Index, 40% Lehman U.S. Aggregate Bond Index, and 10% MSCI EAFE Index through April 22, 2005; and 50% MSCI US Broad Market Index, 40% Lehman U.S. Aggregate Bond Index, and 10% MSCI EAFE Index thereafter.

2 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

Note: See Financial Highlights table for dividend and capital gains information.

27

LifeStrategy Moderate Growth Fund

Financial Statements

Statement of Net Assets

As of October 31, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (35.5%)
Vanguard Total Stock Market Index Fund Investor Shares	112,204,235	2,626,701

International Stock Fund (10.1%)
Vanguard Total International Stock Index Fund	68,194,267	748,091

Balanced Fund (25.2%)
Vanguard Asset Allocation Fund Investor Shares	94,175,452	1,869,383

Bond Fund (29.2%)
Vanguard Total Bond Market Index Fund Investor Shares	226,104,611	2,166,082
Total Investment Companies (Cost $7,743,843)		7,410,257
Other Assets and Liabilities (0.0%)
Other Assets		59,396
Liabilities		(62,074)
		(2,678)
Net Assets (100%)
Applicable to 475,933,059 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		7,407,579
Net Asset Value Per Share		$15.56

At October 31, 2008, net assets consisted of:
Amount
($000)
Paid-in Capital	7,816,138
Undistributed Net Investment Income	60,912
Accumulated Net Realized Losses	(135,885)
Unrealized Appreciation (Depreciation)	(333,586)
Net Assets	7,407,579

•	See Note A in Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.

28

LifeStrategy Moderate Growth Fund

Statement of Operations

Year Ended
October 31, 2008
($000)
Investment Income
Income
Income Distributions Received	300,354
Net Investment Income—Note B	300,354
Realized Net Gain (Loss) on Investment Securities Sold	(135,696)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(3,162,602)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,997,944)

See accompanying Notes, which are an integral part of the Financial Statements.

29

LifeStrategy Moderate Growth Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	300,354	293,198
Realized Net Gain (Loss)	(135,696)	18,635
Change in Unrealized Appreciation (Depreciation)	(3,162,602)	1,006,051
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,997,944)	1,317,884
Distributions
Net Investment Income	(317,770)	(274,151)
Realized Capital Gain[1]	(12,214)	—
Total Distributions	(329,984)	(274,151)
Capital Share Transactions
Issued	1,751,499	2,350,057
Issued in Lieu of Cash Distributions	325,407	270,796
Redeemed	(2,613,668)	(1,855,708)
Net Increase (Decrease) from Capital Share Transactions	(536,762)	765,145
Total Increase (Decrease)	(3,864,690)	1,808,878
Net Assets
Beginning of Period	11,272,269	9,463,391
End of Period[2]	7,407,579	11,272,269

1 Includes fiscal 2008 short-term gain distributions totaling $4,580,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

2 Net Assets—End of Period includes undistributed net investment income of $60,912,000 and $78,328,000.

See accompanying Notes, which are an integral part of the Financial Statements.

30

LifeStrategy Moderate Growth Fund

Financial Highlights

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$22.21	$20.09	$18.09	$17.17	$16.06
Investment Operations
Net Investment Income	.607	.580	.510	.470	.390
Capital Gain Distributions Received	—	—	—	—	.030
Net Realized and Unrealized Gain (Loss)
on Investments	(6.606)	2.100	1.990	.890	1.070
Total from Investment Operations	(5.999)	2.680	2.500	1.360	1.490
Distributions
Dividends from Net Investment Income	(.627)	(.560)	(.500)	(.440)	(.380)
Distributions from Realized Capital Gains	(.024)	—	—	—	—
Total Distributions	(.651)	(.560)	(.500)	(.440)	(.380)
Net Asset Value, End of Period	$15.56	$22.21	$20.09	$18.09	$17.17

Total Return[1]	–27.69%	13.55%	14.09%	7.97%	9.37%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,408	$11,272	$9,463	$7,778	$6,596
Ratio of Total Expenses to
Average Net Assets	0%[2]	0%	0%	0%	0%
Ratio of Net Investment Income to
Average Net Assets	2.98%	2.81%	2.70%	2.61%	2.36%
Portfolio Turnover Rate	18%	7%	8%	8%	6%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 The acquired fund fees and expenses were 0.22%.

See accompanying Notes, which are an integral part of the Financial Statements.

31

LifeStrategy Moderate Growth Fund

Notes to Financial Statements

Vanguard LifeStrategy Moderate Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, bonds, and short-term reserves.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2005–2008), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the year ended October 31, 2008, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

For tax purposes, at October 31, 2008, the fund had $60,723,000 of ordinary income available for distribution. The fund had available realized losses of $45,187,000 to offset future net capital gains through October 31, 2016.

At October 31, 2008, the cost of investment securities for tax purposes was $7,834,352,000. Net unrealized depreciation of investment securities for tax purposes was $424,095,000, consisting of unrealized gains of $34,183,000 on securities that had risen in value since their purchase and $458,278,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the year ended October 31, 2008, the fund purchased $1,854,179,000 of investment securities and sold $2,427,669,000 of investment securities, other than temporary cash investments.

32

LifeStrategy Moderate Growth Fund

E. Capital shares issued and redeemed were:

	Year Ended October 31,
	2008	2007
	Shares	Shares
	(000)	(000)
Issued	87,414	111,993
Issued in Lieu of Cash Distributions	15,908	13,031
Redeemed	(134,904)	(88,517)
Net Increase (Decrease) in Shares Outstanding	(31,582)	36,507

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At October 31, 2008, 100% of the fund’s investments were valued based on Level 1 inputs.

33

LifeStrategy Growth Fund

Fund Profile

As of October 31, 2008

Financial Attributes

Yield[1]	3.4%
Acquired Fund Fees and Expenses
(10/31/2007)[2]	0.23%

Volatility Measures[3]
Fund Versus
Composite Index[4]
R-Squared	1.00
Beta	1.10

Allocation to Underlying Vanguard Funds

Total Stock Market Index Fund	50.6%
Asset Allocation Fund	25.2
Total International Stock Index Fund	14.7
Total Bond Market Index Fund	9.5

Equity Investment Focus

Fixed Income Investment Focus

Fund Asset Allocation

1 30-day SEC yield. See the Glossary.

2 This figure—drawn from the prospectus dated February 27, 2008—represents a weighted average of the annualized expense ratios and any transaction fees charged by the underlying mutual funds (the “acquired” funds) in which the LifeStrategy Growth Fund invests. The LifeStrategy Growth Fund does not charge any expenses or fees of its own. For the fiscal year ended October 31, 2008, the acquired fund fees and expense figure was 0.21%.

3 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

4 65% MSCI US Broad Market Index, 20% Lehman U.S. Aggregate Bond Index, and 15% MSCI EAFE Index.

34

LifeStrategy Growth Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 1998–October 31, 2008

Initial Investment of $10,000

	Average Annual Total Returns			Final Value
	Periods Ended October 31, 2008			of a $10,000
	One Year	Five Years	Ten Years	Investment
LifeStrategy Growth Fund[1]	–34.98%	1.55%	2.05%	$12,252
Dow Jones Wilshire 5000 Index	–36.43	0.81	1.27	11,350
Growth Composite Index[2]	–31.65	1.90	2.31	12,562
Growth Composite Average[3]	–34.68	0.54	2.08	12,284

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 65% Dow Jones Wilshire 5000 Index, 20% Lehman U.S. Aggregate Bond Index, and 15% MSCI EAFE Index through April 22, 2005; and 65% MSCI US Broad Market Index, 20% Lehman U.S. Aggregate Bond Index, and 15% MSCI EAFE Index thereafter.

3 A composite fund average weighted 65% average general equity fund, 20% average fixed income fund, and 15% average international fund. Derived from data provided by Lipper Inc.

Note: See Financial Highlights table for dividend and capital gains information.

35

LifeStrategy Growth Fund

Fiscal-Year Total Returns (%): October 31, 1998–October 31, 2008
				Moderate
				Growth
Fiscal	Capital	Income	Total	Composite
Year	Return	Return	Return	Index[1]
1999	16.6%	2.8%	19.4%	20.0%
2000	4.3	2.5	6.8	6.4
2001	–20.1	1.9	–18.2	–18.4
2002	–12.7	1.8	–10.9	–9.4
2003	19.9	2.2	22.1	20.9
2004	8.8	1.9	10.7	10.4
2005	8.1	2.2	10.3	9.8
2006	14.5	2.4	16.9	15.8
2007	13.9	2.4	16.3	14.5
2008	–36.5	1.5	–35.0	–31.7

Average Annual Total Returns: Periods Ended September 30, 2008

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
LifeStrategy Growth Fund[2]	9/30/1994	–20.15%	6.35%	2.40%	2.21%	4.61%

1 65% Dow Jones Wilshire 5000 Index, 20% Lehman U.S Aggregate Bond Index, and 15% MSCI EAFE Index through

April 22, 2005; and 65% MSCI US Broad Market Index, 20% Lehman U.S. Aggregate Bond Index, and 15% MSCI EAFE Index thereafter.

2 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

Note: See Financial Highlights table for dividend and capital gains information.

36

LifeStrategy Growth Fund

Financial Statements

Statement of Net Assets

As of October 31, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (50.5%)
Vanguard Total Stock Market Index Fund Investor Shares	135,243,034	3,166,039

International Stock Fund (14.7%)
Vanguard Total International Stock Index Fund	83,816,416	919,466

Balanced Fund (25.2%)
Vanguard Asset Allocation Fund Investor Shares	79,545,468	1,578,977

Bond Fund (9.5%)
Vanguard Total Bond Market Index Fund Investor Shares	62,333,882	597,159

Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 2.217%	576,775	577
Total Investment Companies (Cost $6,732,964)		6,262,218
Other Assets and Liabilities (0.1%)
Other Assets		22,439
Liabilities		(18,118)
		4,321
Net Assets (100%)
Applicable to 371,644,748 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		6,266,539
Net Asset Value Per Share		$16.86

At October 31, 2008, net assets consisted of:
Amount
($000)
Paid-in Capital	6,797,493
Undistributed Net Investment Income	32,082
Accumulated Net Realized Losses	(92,290)
Unrealized Appreciation (Depreciation)	(470,746)
Net Assets	6,266,539

•	See Note A in Notes to Financial Statements.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

37

LifeStrategy Growth Fund

Statement of Operations

Year Ended
October 31, 2008
($000)
Investment Income
Income
Income Distributions Received	219,594
Net Investment Income—Note B	219,594
Realized Net Gain (Loss) on Investment Securities Sold	(78,943)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(3,636,859)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,496,208)

See accompanying Notes, which are an integral part of the Financial Statements.

38

LifeStrategy Growth Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	219,594	203,521
Realized Net Gain (Loss)	(78,943)	7,256
Change in Unrealized Appreciation (Depreciation)	(3,636,859)	1,205,218
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,496,208)	1,415,995
Distributions
Net Investment Income	(226,065)	(194,349)
Realized Capital Gain	—	—
Total Distributions	(226,065)	(194,349)
Capital Share Transactions
Issued	1,375,071	1,973,518
Issued in Lieu of Cash Distributions	223,367	192,075
Redeemed	(1,981,689)	(1,437,481)
Net Increase (Decrease) from Capital Share Transactions	(383,251)	728,112
Total Increase (Decrease)	(4,105,524)	1,949,758
Net Assets
Beginning of Period	10,372,063	8,422,305
End of Period[1]	6,266,539	10,372,063

1 Net Assets—End of Period includes undistributed net investment income of $32,082,000 and $38,553,000.

See accompanying Notes, which are an integral part of the Financial Statements.

39

LifeStrategy Growth Fund

Financial Highlights

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$26.56	$23.32	$20.37	$18.84	$17.32
Investment Operations
Net Investment Income	.571	.540	.450	.420	.320
Capital Gain Distributions Received	—	—	—	—	.160
Net Realized and Unrealized Gain (Loss)
on Investments	(9.690)	3.220	2.950	1.510	1.360
Total from Investment Operations	(9.119)	3.760	3.400	1.930	1.840
Distributions
Dividends from Net Investment Income	(.581)	(.520)	(.450)	(.400)	(.320)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.581)	(.520)	(.450)	(.400)	(.320)
Net Asset Value, End of Period	$16.86	$26.56	$23.32	$20.37	$18.84

Total Return[1]	–34.98%	16.32%	16.94%	10.30%	10.70%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,267	$10,372	$8,422	$6,605	$5,535
Ratio of Total Expenses to Average Net Assets	0%[2]	0%	0%	0%	0%
Ratio of Net Investment Income to
Average Net Assets	2.47%	2.15%	2.07%	2.09%	1.79%
Portfolio Turnover Rate	10%	4%	3%	4%	5%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 The acquired fund fees and expenses were 0.21%.

See accompanying Notes, which are an integral part of the Financial Statements.

40

LifeStrategy Growth Fund

Notes to Financial Statements

Vanguard LifeStrategy Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, bonds, and short-term reserves.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2005–2008), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the year ended October 31, 2008, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

For tax purposes, at October 31, 2008, the fund had $30,872,000 of ordinary income available for distribution. The fund had available realized losses of $58,877,000 to offset future net capital gains of $9,185,000 through October 31, 2010, $2,953,000 through October 31, 2011, and $46,739,000 through October 31, 2016.

At October 31, 2008, the cost of investment securities for tax purposes was $6,765,168,000. Net unrealized depreciation of investment securities for tax purposes was $502,950,000, consisting of unrealized gains of $15,250,000 on securities that had risen in value since their purchase and $518,200,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the year ended October 31, 2008, the fund purchased $880,355,000 of investment securities and sold $1,273,691,000 of investment securities, other than temporary cash investments.

41

LifeStrategy Growth Fund

E. Capital shares issued and redeemed were:

	Year Ended October 31,
	2008	2007
	Shares	Shares
	(000)	(000)
Issued	60,151	79,793
Issued in Lieu of Cash Distributions	9,297	7,827
Redeemed	(88,378)	(58,141)
Net Increase (Decrease) in Shares Outstanding	(18,930)	29,479

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At October 31, 2008, 100% of the fund’s investments were valued based on Level 1 inputs.

42

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard STAR Funds and the Shareholders of Vanguard LifeStrategy Income Fund, Vanguard LifeStrategy Conservative Growth Fund, Vanguard LifeStrategy Moderate Growth Fund and Vanguard LifeStrategy Growth Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard LifeStrategy Income Fund, Vanguard LifeStrategy Conservative Growth Fund, Vanguard LifeStrategy Moderate Growth Fund and Vanguard LifeStrategy Growth Fund (separate portfolios of Vanguard STAR Funds, hereafter referred to as the “Funds”) at October 31, 2008, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2008 by agreement to the underlying ownership records for the Vanguard funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 19, 2008

43

Special 2008 tax information (unaudited) for Vanguard LifeStrategy Funds

This information for the fiscal year ended October 31, 2008, is included pursuant to provisions of the Internal Revenue Code.

The funds distributed capital gain dividends (from net long-term capital gains) to shareholders during the fiscal year as follows:

Capital Gains
LifeStrategy Fund	($000)
Income	1,833
Conservative Growth	—
Moderate Growth	7,634
Growth	—

For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the LifeStrategy Income Fund, the LifeStrategy Conservative Growth Fund, and the LifeStrategy Moderate Growth Fund are qualified short-term capital gains.

The funds distributed qualified dividend income to shareholders during the fiscal year as follows:

Qualified Dividend Income
LifeStrategy Fund	($000)
Income	9,728
Conservative Growth	60,099
Moderate Growth	134,115
Growth	154,936

For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

LifeStrategy Fund	Percentage
Income	12.6%
Conservative Growth	22.9
Moderate Growth	36.0
Growth	54.9

44

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income, using actual prior-year figures and estimates for 2008. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: Vanguard LifeStrategy Funds[1]
Periods Ended October 31, 2008
	One	Five	Ten
	Year	Years	Years
LifeStrategy Income Fund
Returns Before Taxes	–12.29%	2.46%	3.87%
Returns After Taxes on Distributions	–13.49	1.20	2.19
Returns After Taxes on Distributions and Sale of Fund Shares	–7.77	1.46	2.33

LifeStrategy Conservative Growth Fund
Returns Before Taxes	–20.71%	2.14%	3.33%
Returns After Taxes on Distributions	–21.58	1.18	1.96
Returns After Taxes on Distributions and Sale of Fund Shares	–13.18	1.40	2.09

LifeStrategy Moderate Growth Fund
Returns Before Taxes	–27.69%	2.04%	2.85%
Returns After Taxes on Distributions	–28.29	1.32	1.78
Returns After Taxes on Distributions and Sale of Fund Shares	–17.63	1.50	1.89

LifeStrategy Growth Fund
Returns Before Taxes	–34.98%	1.55%	2.05%
Returns After Taxes on Distributions	–35.31	1.10	1.31
Returns After Taxes on Distributions and Sale of Fund Shares	–22.34	1.28	1.43

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

45

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A typical fund’s expenses are expressed as a percentage of its average net assets. The LifeStrategy Funds have no direct expenses, but each fund bears its proportionate share of the expenses of the underlying funds in which it invests. These indirect expenses make up the fund’s acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs are calculated using each fund’s acquired fund fees and expenses.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

46

Six Months Ended October 31, 2008
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	4/30/2008	10/31/2008	Period[1]
Based on Actual Fund Return
LifeStrategy Income Fund	$1,000.00	$878.94	$1.04
LifeStrategy Conservative Growth Fund	1,000.00	817.05	1.01
LifeStrategy Moderate Growth Fund	1,000.00	763.88	0.98
LifeStrategy Growth Fund	1,000.00	707.67	0.90
Based on Hypothetical 5% Yearly Return
LifeStrategy Income Fund	$1,000.00	$1,024.10	$1.12
LifeStrategy Conservative Growth Fund	1,000.00	1,024.10	1.12
LifeStrategy Moderate Growth Fund	1,000.00	1,024.10	1.12
LifeStrategy Growth Fund	1,000.00	1,024.15	1.07

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1 These calculations are based on acquired fund fees and expenses for the LifeStrategy Funds. The LifeStrategy Funds’ annualized expense figures for the period shown are (in order as listed from top to bottom above) 0.22%, 0.22%, 0.22%, and 0.21%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense figures, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

47

Glossary

Acquired Fund Fees and Expenses. Funds that invest in other Vanguard funds incur no direct expenses, but they do bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds, and they must pay any fees charged by those funds. The figure for acquired fund fees and expenses represents a weighted average of these underlying costs. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

48

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board and Director/
Trustee Since May 1987;	Trustee of The Vanguard Group, Inc., and of each of the investment companies served
Chairman of the Board	by The Vanguard Group; Chief Executive Officer and President of The Vanguard Group
156 Vanguard Funds Overseen	and of each of the investment companies served by The Vanguard Group (1996–2008).

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee Since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
156 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Emerson U. Fullwood
Born 1948	Principal Occupation(s) During the Past Five Years: Executive Chief Staff and Marketing
Trustee Since January 2008	Officer for North America since 2004 and Corporate Vice President of Xerox Corporation
156 Vanguard Funds Overseen	(photocopiers and printers); Director of SPX Corporation (multi-industry manufacturing), of the United Way of Rochester, and of the Boy Scouts of America.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman, President, and
Trustee Since December 2001[2]	Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of
156 Vanguard Funds Overseen	the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services), since 2005.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee Since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
156 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and
the University Center for Human Values (1990–2004), Princeton University; Director of
Carnegie Corporation of New York since 2005 and of Schuylkill River Development
Corporation and Greater Philadelphia Chamber of Commerce since 2004; Trustee of the National Constitution Center since 2007.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and
Trustee Since July 1998	Chief Global Diversity Officer since 2006, Vice President and Chief Information
156 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson &
Johnson (pharmaceuticals/consumer products); Director of the University Medical
Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance
Trustee Since December 2004	and Banking, Harvard Business School; Senior Associate Dean and Director of Faculty
156 Vanguard Funds Overseen	Recruiting, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm); Chair of the Investment Committee of HighVista Strategies LLC (private investment firm) since 2005.

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee Since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director
156 Vanguard Funds Overseen	of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee Since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines) and
156 Vanguard Funds Overseen	AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Chief Financial Officer	Treasurer of each of the investment companies served by The Vanguard Group; Chief
Since September 2008	Financial Officer of each of the investment companies served by The Vanguard
Treasurer Since July 1998	Group since 2008.
156 Vanguard Funds Overseen

F. William McNabb III
Born 1957	Principal Occupation(s) During the Past Five Years: Chief Executive Officer, Director,
Chief Executive Officer	and President of The Vanguard Group, Inc., since 2008; Chief Executive Officer and
Since August 31, 2008	President of each of the investment companies served by The Vanguard Group since
President Since March 2008	2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard
156 Vanguard Funds Overseen	Group (1995–2008).

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard
Secretary Since July 2005	Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of
156 Vanguard Funds Overseen	The Vanguard Group and of each of the investment companies served by The Vanguard
Group since 2005; Director and Senior Vice President of Vanguard Marketing Corporation
since 2005; Principal of The Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller	Ralph K. Packard	George U. Sauter
Mortimer J. Buckley	Paul A. Heller	James M. Norris	Glenn W. Reed

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1	These individuals are “interested persons” as defined in the Investment Company Act of 1940.
2	December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.
Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036	You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting our website, www.vanguard.com,
Text Telephone for People	and searching for “proxy voting guidelines,” or by
With Hearing Impairment > 800-952-3335	calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, www.sec.gov.
In addition, you may obtain a free report on how your
fund voted the proxies for securities it owned during
This material may be used in conjunction	the 12 months ended June 30. To get the report, visit
with the offering of shares of any Vanguard	either www.vanguard.com or www.sec.gov.
fund only if preceded or accompanied by
the fund’s current prospectus.
You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
The funds or securities referred to herein are not	To find out more about this public service, call the SEC
sponsored, endorsed, or promoted by MSCI, and MSCI	at 202-551-8090. Information about your fund is also
bears no liability with respect to any such funds or	available on the SEC’s website, and you can receive
securities. For any such funds or securities, the	copies of this information, for a fee, by sending a
prospectus or the Statement of Additional Information	request in either of two ways: via e-mail addressed to
contains a more detailed description of the limited	publicinfo@sec.gov or via regular mail addressed to the
relationship MSCI has with The Vanguard Group and	Public Reference Section, Securities and Exchange
any related funds.	Commission, Washington, DC 20549-0102.

Russell is a trademark of The Frank Russell Company.

© 2008 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q880 122008

Vanguard

Vanguard Total International Stock Index Fund Annual Report

October 31, 2008

>	For the fiscal year ended October 31, 2008, the Total International Stock Index Fund posted a –48.57% return.
>	The fund closely tracked its benchmark, and its return was near the average for its mutual fund peers.
>	A spreading credit crisis and fears of a global economic slowdown drove down stock values worldwide. The U.S. dollar’s rise against most currencies further lowered returns for U.S. investors.

Contents

Your Fund’s Total Returns	1
President’s Letter	2
Fund Profile	8
Performance Summary	9
Financial Statements	11
Your Fund’s After-Tax Returns	43
About Your Fund’s Expenses	44
Trustees Approve Advisory Arrangement	46
Glossary	47

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Fiscal Year Ended October 31, 2008
	Ticker	Total
	Symbol	Returns
Vanguard Total International Stock Index Fund	VGTSX	–48.57%
Total International Composite Index[1]		–48.72
Average International Fund[2]		–47.97

Your Fund’s Performance at a Glance
October 31, 2007–October 31, 2008
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Total International Stock Index Fund	$21.89	$10.97	$0.522	$0.000

1 Consists of the MSCI Europe Index (55%), the MSCI Pacific Index (27%), and the MSCI Emerging Markets Index (18%) as of October 31, 2008.

2 Derived from data provided by Lipper Inc.

1

President’s Letter

Dear Shareholder,

After several years of generous returns, international markets dropped sharply during the past 12 months as the global credit crisis caused investors to pull back from riskier securities such as stocks. The bear market spared no country, sending the Total International Stock Index Fund down –48.57%.

The fund, which previously was included in shareholder reports encompassing other Vanguard international equity index funds, is now issuing its own report because it modified its investment policies in August. As a result of the change, the Total International Stock Index Fund can invest both directly in securities of European, Pacific, and emerging markets and in the three Vanguard index funds that track those markets.

This policy change gives Vanguard greater flexibility in managing the portfolio, but it does not alter the fund’s objective and risks. The fund will continue seeking to track the performance of the Total International Composite Index.

During the 2008 fiscal year, the fund’s return slightly exceeded that of its target benchmark. This was a result of short-term discrepancies that arose from fair-value pricing, which is described more fully later in this letter. The fund’s return was slightly lower than the average for its peer group.

2

For global markets, the year started well but ended dismally

Global stock markets started the 12-month period near all-time highs but then declined sharply, laid low by the financial crisis that originated in the fixed income markets. The descent traced a series of jagged ups and downs. During the week ended October 10, for example, the U.S. stock market returned about –18%. When Wall Street opened the following Monday, stocks surged, returning more than 10% over the next six-and-a-half hours.

For the full 12 months, the broad U.S. stock market returned –36.43%; international stocks returned –48.27%. The pain was especially acute in emerging markets—among the strongest performers in recent years—as investors became increasingly risk-averse.

Bond market averages masked disparate returns

The broad U.S. taxable bond market registered an unremarkable return of 0.30% for the 12 months, but by its own typically sedate standards, the dislocations were extreme. The strong performance of U.S. Treasury and government securities was offset by double-digit declines in the corporate bond market. These dynamics led to unusually large differences between the yields of Treasuries and their corresponding private-sector securities—both a reflection and a cause of the credit market’s distress. Despite their generally high creditworthiness, municipal bonds also fell in price, with the broad tax-exempt market registering a 12-month return of –3.30%.

Market Barometer
	Average Annual Total Returns
	Periods Ended October 31, 2008
	One Year	Three Years	Five Years
Stocks
MSCI All Country World Index ex USA (International)	–48.27%	–3.93%	5.05%
Russell 1000 Index (Large-caps)	–36.80	–5.51	0.37
Russell 2000 Index (Small-caps)	–34.16	–4.79	1.57
Dow Jones Wilshire 5000 Index (Entire market)	–36.43	–5.10	0.81

Bonds
Lehman U.S. Aggregate Bond Index (Broad taxable market)	0.30%	3.60%	3.48%
Lehman Municipal Bond Index	–3.30	1.71	2.73
Citigroup 3-Month Treasury Bill Index	2.31	3.93	3.10

CPI
Consumer Price Index	3.66%	2.83%	3.20%

3

The U.S. Federal Reserve Board responded to the turmoil with new lending programs and a dramatic easing of monetary policy. Over the full 12 months, the Fed reduced its target for the federal funds rate from 4.50% to 1.00%.

Investors turned bearish in every corner of the globe

The fund’s holdings in the developed European markets returned –47.80% for the fiscal period. Each of the region’s three largest markets, the United Kingdom, France, and Germany, which together represent more than half of the index, posted similar losses. Switzerland (–31.5%) was the only market that didn’t fall by at least a third.

Owing to the distress in credit markets, the worst damage came from financials (–60%), the largest European sector, which represented, on average, about a quarter of the region’s market value. As in the United States, banks suffered from exposure to problematic debt securities linked to falling U.S. home values.

Most other industries in the region fell between –33% (consumer staples) and –56% (industrials). The sector that suffered least was health care (–19%). For U.S.-based investors, losses were amplified by the 10% decline of the euro and the 25% decline of the British pound against the U.S. dollar during the fiscal year.

Expense Ratios[1]
Your Fund Compared With Its Peer Group
		Average
		International
	Fund	Fund[2]
Total International Stock Index Fund	0.27%	1.48%

1 This figure—drawn from the prospectus dated October 14, 2008—represents the fund’s total operating expenses, which include a weighted average of the annualized expense ratios and any transaction fees charged by the mutual funds in which the Total International Stock Index Fund invests (“acquired fund fees and expenses”). For the fiscal year ended October 31, 2008, the fund’s total operating expenses represented 0.28% of average net assets.

2 Derived from data provided by Lipper Inc.

4

Declines were also severe for the Pacific-region markets

The developed markets in the Pacific region returned –42.71% for the period. The Japanese market, by far the largest in this group, retreated about –37% in U.S. dollar terms (and the news was even worse for Japanese investors, as the yen rose nearly 17% against the dollar during the period).

The other major Pacific markets—Australia, Hong Kong, and Singapore—lost more than half their value. As with other markets around the world, financial stocks (–50%), the region’s largest sector, were the leading cause of the losses.

Other sectors in the region faced similar headwinds. In terms of a negative impact on the fund, industrials (–47%) and materials (–54%) were most prominent. Consumer staples (–27%), typically less volatile during bear markets, and health care (–21%) were least affected by the downdraft.

Emerging markets suffered the steepest declines of all

True to their more-volatile reputation, emerging markets lost the most among international stocks during the fiscal year. It might be said that they had farther to fall, given their stellar gains in recent years. The fund’s emerging-markets

Total Returns
Ten Years Ended October 31, 2008
Average
Annual Return
Total International Stock Index Fund	2.49%
Total International Composite Index[1]	2.39
Average International Fund[2]	1.55

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

1 Consists of the MSCI Europe Index (55%), the MSCI Pacific Index (27%), and the MSCI Emerging Markets Index (18%) as of October 31, 2008.

2 Derived from data provided by Lipper Inc.

5

holdings returned –56.66%, with South Korea (–60%) and China (–68%) exerting the steepest downward pull. But no country was spared outsized losses; other examples include Brazil (–54%), Taiwan (–49%), India (–62%), and Russia (–61%).

A quarter of the fund’s loss in emerging markets came from troubled financial stocks, as commercial banks, brokerages, and other financial firms grappled with the unprecedented credit squeeze. The energy sector (–57%), including coal companies and those active in oil and gas exploration and refining in Brazil, China, and Russia, was hit by rapidly falling energy prices as commodity markets anticipated slowing energy demand worldwide.

The fund’s long-term performance is in line with that of its target

As the table on page 5 shows, the Total International Stock Index Fund has met its objective of tracking its benchmark over the past decade. Its returns have also surpassed the average annual return for competing international funds.

Like the fund’s fiscal 2008 return, its ten-year average is slightly above that of the target index. These differences are largely the result of fair-value pricing, a practice that allows the fund to calculate its net asset value based on real-time developments not yet reflected in the closing prices of markets in different time zones. When fair-value pricing is used at the beginning or end of a reporting period, it may cause a temporary divergence between the fund’s return and that of its target index. This discrepancy corrects itself when market prices reflect fair value, usually the next day.

Other factors can also affect the fund’s tracking of its benchmark. The most significant one, of course, is cost: An index fund incurs operating costs, which are reflected in its return—and are absent from the return of a benchmark.

Vanguard’s Quantitative Equity Group has managed index funds for more than three decades. Its disciplined execution of your fund’s indexing mandate, combined with the fund’s extremely low costs, can help you execute a long-term strategy of seeking to capture nearly all of the return from international markets.

6

International investing still offers useful diversification

After enjoying several years of strong returns with few bumps along the way, investors in international stocks were harshly reminded in the past year that a bear market can come at any time—and once in a while it can come with unusual severity. Such was the case with the credit crisis of 2008, with repercussions that unsettled even the most seasoned investors.

Nevertheless, the dramatic increase of international commerce in recent years, particularly in less-developed nations, continues to offer long-term growth possibilities for patient investors.

That is why it is important to have a well-thought-out investment strategy based on a diversified mix of stock, bond, and money market mutual funds that fits your goals, time horizon, and risk tolerance. For those who can tolerate the extra volatility that sometimes comes with investing abroad, the Total International Stock Index Fund remains a cost-effective way to add an extra element of diversification to your portfolio and thus help you maintain a durable long-term investment plan.

Thank you for your confidence in Vanguard.

Sincerely,

F. William McNabb III

President and Chief Executive Officer

November 19, 2008

7

Total International Stock Index Fund

Fund Profile

As of October 31, 2008

Portfolio Characteristics
Fund
Acquired Fund Fees and Expenses
(10/31/2007)[1]	0.27%

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund[2]	Index[3]	Index[4]
Consumer Discretionary	9.7%	9.6%	9.0%
Consumer Staples	9.2	9.2	9.9
Energy	10.2	10.2	12.0
Financials	23.1	23.2	21.4
Health Care	8.4	8.4	9.7
Industrials	10.1	10.1	10.0
Information Technology	6.4	6.3	9.1
Materials	8.9	8.9	7.4
Telecommunication
Services	7.4	7.5	6.0
Utilities	6.6	6.6	5.5

Volatility Measures[5]
	Fund Versus	Fund Versus
	Target Index[3]	Broad Index[4]
R-Squared	0.99	0.99
Beta	0.97	0.96

Allocation by Region (% of equity exposure)

Market Diversification (% of equity exposure)
		Target
	Fund[2]	Index[3]
Europe
United Kingdom	17.6%	18.0%
France	8.4	8.4
Germany	7.2	7.1
Switzerland	6.9	7.0
Spain	3.2	3.3
Italy	2.9	2.9
Netherlands	2.4	2.0
Sweden	1.6	1.6
Finland	1.2	1.2
Other European Markets	3.4	3.4
Subtotal	54.8%	54.9%
Pacific
Japan	19.6%	19.4%
Australia	4.8	4.8
Hong Kong	2.9	2.9
Other Pacific Markets	0.9	0.9
Subtotal	28.2%	28.0%
Emerging Markets
Brazil	2.6%	2.6
South Korea	2.5	2.5
Taiwan	2.2	2.2
China	1.6	1.6
Russia	1.4	1.4
South Africa	1.3	1.3
India	1.2	1.2
Mexico	1.0	1.0
Other Emerging Markets	3.2	3.3
Subtotal	17.0%	17.1%

1 This figure—drawn from the prospectus dated October 14, 2008—represents the fund’s total operating expenses, which include a weighted average of the annualized expense ratios and any transaction fees charged by the mutual funds in which the Total International Stock Index Fund invests (“acquired fund fees and expenses”). For the fiscal year ended October 31, 2008, the fund’s total operating expenses represented 0.28% of average net assets.

2 Reflects holdings of underlying funds and direct-held securities.

3 Total International Composite Index.

4 MSCI All Country World Index ex USA.

5 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

8

Total International Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 1998–October 31, 2008

Initial Investment of $10,000

	Average Annual Total Returns			Final Value of
	Periods Ended October 31, 2008			a $10,000
	One Year	Five Years	Ten Years	Investment
Total International Stock Index Fund[1]	–48.57%	4.41%	2.49%	$12,786
MSCI All Country World Index ex USA	–48.27	5.05	3.19	13,692
Total International Composite Index[2]	–48.72	4.27	2.39	12,661
Average International Fund[3]	–47.97	2.81	1.55	11,666

1 Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2000; the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months; or the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Consists of the MSCI Europe Index (55%), the MSCI Pacific Index (27%), and the MSCI Emerging Markets (18%) as of October 31, 2008.

3 Derived from data provided by Lipper Inc.

9

Total International Stock Index Fund

Fiscal-Year Total Returns (%): October 31, 1998–October 31, 2008

Average Annual Total Returns: Periods Ended September 30, 2008

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
Total International Stock Index Fund[2]	4/29/1996	–30.09%	11.14%	6.16%

1 Consists of the MSCI Europe Index (55%), the MSCI Pacific Index (27%), and the MSCI Emerging Markets (18%) as of October 31, 2008.

2 Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2000; the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months; or the account service fee that may be applicable to certain accounts with balances below $10,000.

Note: See Financial Highlights table for dividend and capital gains information.

10

Total International Stock Index Fund

Financial Statements

Statement of Net Assets

As of October 31, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Investment Companies (47.7%)
1	Vanguard European Stock
	Index Fund
	Investor Shares	202,798,425	4,459,537
1	Vanguard Pacific Stock
	Index Fund
	Investor Shares	277,174,647	2,200,767
1	Vanguard Emerging
	Markets Stock
	Index Fund
	Investor Shares	96,650,963	1,513,554
Total Investment Companies
(Cost $7,897,899)			8,173,858
Common Stocks (52.3%)
Argentina (0.0%)
	Tenaris SA ADR	139,938	2,881
	Tenaris SA	179,609	2,031
	Siderar SA Class A	103,669	520
	Petrobras Energia
	Participaciones SA ADR	65,722	408
	Banco Macro Bansud SA
	ADR	47,713	336
	Petrobras Energia
	Participaciones SA	371,186	258
*	Telecom Argentina SA ADR	43,227	252
*	Telecom Argentina SA	176,836	230
			6,916
Australia (2.6%)
	BHP Billiton Ltd.	3,139,995	60,323
	Commonwealth Bank
	of Australia	1,240,746	33,917
	National Australia
	Bank Ltd.	1,526,925	24,776
	Westpac Banking
	Corp., Ltd.	1,757,498	24,114
	Woolworths Ltd.	1,141,613	21,282
	Australia & New Zealand
	Bank Group Ltd.	1,800,337	21,104
	Westfield Group	1,635,780	18,067

			Market
			Value•
		Shares	($000)
	QBE Insurance Group Ltd.	830,630	14,171
	Rio Tinto Ltd.	268,592	13,895
	CSL Ltd.	561,494	13,655
	Woodside Petroleum Ltd.	454,376	12,838
	Telstra Corp. Ltd.	4,094,320	11,270
	St. George Bank Ltd.	526,299	9,847
	Wesfarmers Ltd.	612,869	8,808
	Origin Energy Ltd.	824,668	8,649
	Brambles Ltd.	1,310,208	6,989
	Foster's Group Ltd.	1,791,303	6,848
	AMP Ltd.	1,777,142	6,464
	Newcrest Mining Ltd.	432,129	5,940
	Macquarie Group, Ltd.	255,679	5,072
	Santos Ltd.	551,823	4,996
	Suncorp-Metway Ltd.	890,972	4,796
	Insurance Australia
	Group Ltd.	1,796,910	4,552
	Orica Ltd.	326,011	4,238
	Transurban Group	1,069,118	3,839
	AGL Energy Ltd.	408,761	3,839
	Stockland	1,364,730	3,670
	Australian Stock
	Exchange Ltd.	158,607	3,185
	Incitec Pivot Ltd.	1,119,504	3,001
	Amcor Ltd.	776,663	2,998
	Macquarie
	Infrastructure Group	2,224,314	2,915
	Coca-Cola Amatil Ltd.	517,511	2,794
	Sonic Healthcare Ltd.	296,786	2,712
	Computershare Ltd.	432,048	2,443
	Bendigo Bank Ltd.	261,463	2,307
*	Fortescue Metals
	Group Ltd.	1,165,417	2,305
	Toll Holdings Ltd.	575,326	2,297
	AXA Asia Pacific
	Holdings Ltd.	775,430	2,288
	Leighton Holdings Ltd.	137,179	2,281
	Tabcorp Holdings Ltd.	496,611	2,277
	CFS Gandel Retail Trust	1,578,841	2,124
	BlueScope Steel Ltd.	699,998	2,059
	GPT Group	4,109,884	2,057

11

Total International Stock Index Fund

				Market
				Value•
			Shares	($000)
		Wesfarmers, Ltd. Price
		Protected Shares	137,559	1,986
		Cochlear Ltd.	51,666	1,960
		Metcash Ltd.	725,265	1,958
		Alumina Ltd.	1,346,431	1,916
		Crown Ltd.	409,709	1,834
		OneSteel Ltd.	775,373	1,781
		Tatt’s Group, Ltd.	1,054,212	1,765
		OZ Minerals Ltd.	2,720,434	1,709
		Boral Ltd.	538,398	1,620
		Lion Nathan Ltd.	272,321	1,609
	^	John Fairfax Holdings Ltd.	1,246,994	1,599
		Lend Lease Corp.	332,305	1,538
		Macquarie
		Goodman Group	2,338,468	1,475
		WorleyParsons Ltd.	139,224	1,399
		Qantas Airways Ltd.	860,497	1,398
		CSR Ltd.	942,940	1,371
		Goodman Fielder Ltd.	1,225,844	1,360
		Sims Group Ltd.	140,671	1,349
		Dexus Property Group
		NPV	2,680,778	1,336
		Billabong International Ltd.	154,504	1,235
		James Hardie Industries
		NV	399,917	1,137
		Macquarie Airports Group	649,956	924
		Harvey Norman
		Holdings Ltd.	494,474	854
		Caltex Australia Ltd.	130,349	821
	^	Perpetual Trustees
		Australia Ltd.	34,047	793
*		Paladin Resources Ltd.	506,947	777
		Aristocrat Leisure Ltd.	305,377	769
		Asciano Group	507,482	709
		Mirvac Group	954,812	625
		Boart Longyear Group	1,295,821	376
		Macquarie Office Trust	1,838,747	354
		Babcock & Brown Ltd.	257,391	225
				438,564
Austria (0.2%)
		OMV AG	154,154	4,934
	^	Erste Bank der
		Oesterreichischen
		Sparkassen AG	176,643	4,709
		Telekom Austria AG	320,782	3,941
		Oesterreichische
		Elektrizitaetswirtschafts
		AG Class A	74,980	3,547
		Voestalpine AG	106,517	2,599
		Raiffeisen International
		Bank-Holding AG	50,256	1,581
		Wienerberger AG	79,636	1,322
*		Atrium European
		Real Estate	282,041	1,282
		Andritz AG	35,433	1,009
		Vienna Insurance Group	34,716	937

			Market
			Value•
		Shares	($000)
	Strabag SE	47,695	934
*	IMMOFINANZ AG	428,021	477
*	IMMOEAST Immobilien
	Anlagen AG	395,466	477
			27,749
Belgium (0.3%)
	InBev NV	172,274	6,948
	KBC Bank &
	Verzekerings Holding	148,748	6,395
	Groupe Bruxelles Lambert
	SA	75,461	5,544
	Belgacom SA	158,376	5,419
	Delhaize Group	92,668	5,212
	Solvay SA	55,192	5,134
	Colruyt NV	15,548	3,495
	Dexia	512,087	2,724
	Fortis	2,079,591	2,409
	UCB SA	92,522	2,355
	Umicore	115,945	2,073
	Mobistar SA	30,413	2,018
	Compagnie Nationale
	a Portefeuille	36,372	1,967
	KBC Ancora	29,747	884
			52,577
Brazil (1.3%)
	Petroleo Brasileiro SA Pfd.	2,450,000	26,394
	Petroleo Brasileiro SA	1,770,300	23,435
	Companhia Vale do
	Rio Doce Pfd. Class A	1,493,900	17,328
	Companhia Vale do
	Rio Doce	1,037,900	13,318
	Banco Bradesco SA	1,130,100	12,962
	Banco Itau Holding
	Financeira SA	889,100	9,603
	Itausa-Investimentos Itau
	SA	1,926,800	6,145
	Companhia de Bebidas
	das Americas Pfd.	137,100	5,828
	Petroleo Brasileiro SA
	Series A ADR	246,547	5,441
	Companhia Vale do Rio
	Doce Sponsored ADR	434,242	5,085
	Petroleo Brasileiro SA ADR	183,156	4,925
	Unibanco-Uniao de Bancos
	Brasileiros SA	743,300	4,597
	Companhia Vale do Rio
	Doce ADR	306,143	4,017
	Companhia Siderurgica
	Nacional SA	255,900	3,404
	Companhia Energetica
	de Minas Gerais Pfd.	219,400	3,335
	Usiminas-Usinas
	Siderugicas de
	Minas Gerais SA Pfd.	248,000	3,171
	Gerdau SA Pfd.	487,500	3,101

12

Total International Stock Index Fund

			Market
			Value•
		Shares	($000)
	BM&F BOVESPA SA	1,160,169	3,079
	Banco Itau Holding
	Financeira SA ADR	267,130	2,954
	Tele Norte Leste
	Participacoes SA Pfd.	208,600	2,821
	Banco Bradesco SA ADR	240,636	2,815
	Redecard SA	248,520	2,697
	Centrais Electricas
	Brasileiras SA	207,800	2,491
	Metalurgica Gerdau SA	254,500	2,271
	Centrais Electricas
	Brasileiras SA Pfd.
	B Shares	188,400	2,039
	Banco do Brasil SA	304,100	2,007
	Empresa Brasileira
	de Aeronautica SA	377,100	1,932
	Bradespar SA Pfd.	209,600	1,842
	All America
	Latina Logistica	357,200	1,645
	CPFL Energia SA	113,400	1,643
	Uniao de Bancos
	Brasileiros SA GDR	25,895	1,633
*	Ironx Mineracao SA	114,664	1,508
	Perdigao SA	103,500	1,504
*	OGX Petroleo e
	Gas Participacoes SA	11,600	1,454
	Brasil Telecom
	Participacoes SA	68,200	1,432
	Ultrapar Participacoes S.A.	72,857	1,345
	Vivo Participacoes SA Pfd.	118,025	1,285
	Souza Cruz SA	69,400	1,203
	Companhia Siderurgica
	Nacional SA ADR	88,406	1,202
	Telmar Norte Leste SA	42,300	1,063
	Companhia de
	Concessoes Rodoviarias	108,600	1,043
*	Net Servicos de
	Comunicacao SA	163,500	1,039
	Electropaulo Metropolitana
	SA	84,200	1,034
	Natura Cosmeticos SA	117,800	990
	Cyrela Brazil Realty SA	201,706	961
	Tractebel Energia SA	118,300	928
	Embraer-Empresa Brasileira
	de Aeronautica SA ADR	42,378	887
	Tele Norte Leste
	Participacoes SA	58,900	884
	Companhia de Bebidas
	das Americas ADR	20,720	881
	Companhia de Saneamento
	Basico do Estado de
	Sao Paulo	75,500	864
	Gerdau SA	157,000	830
	Votorantim Celulose e
	Papel SA Pfd.	83,800	824
	Lojas Renner SA	108,800	804

			Market
			Value•
		Shares	($000)
	Lojas Americanas SA Pfd.	288,300	797
	Gerdau SA ADR	122,398	785
	Gafisa SA	107,800	764
	Companhia Energetica
	de Minas Gerais ADR	50,244	764
*	GVT Holding SA	69,200	752
	Suzano Papel e Celulose SA	120,100	712
	Brasil Telecom
	Participacoes SA Pfd.	100,000	701
	Tam SA	66,600	695
	Companhia Paranaense
	de Energia-COPEL	62,800	690
	Companhia Brasileira de
	Distribuicao Grupo Pao
	de Acucar ADR	22,631	677
	Tim Participacoes SA Pfd.	469,700	670
	Braskem SA	154,400	661
	Brasil Telecom SA Pfd.	110,700	659
	Klabin SA	380,100	656
	B2W Com Global Do Varejo	51,000	654
	Energias do Brasil SA	60,300	649
	Usinas Siderurgicas de
	Minas Gerais SA	56,300	644
	CESP - Companhia
	Energetica de Sao Paulo	141,000	631
	Fertilizantes Fosfatados
	S.A.	114,800	596
	JBS SA	329,400	594
	Duratex SA Pfd.	68,300	571
	Tele Norte Leste
	Participacoes ADR	35,254	479
	Companhia Brasileira de
	Distribuicao Grupo Pao
	de Acucar Pfd.	28,800	432
	Sadia SA Pfd.	212,600	424
	Banco do Estado do Rio
	Grande do Sul SA	182,900	423
*	Cosan SA Industria
	e Comercio	82,200	405
	Companhia Paranaense
	de Energia-COPEL ADR	32,836	365
	Localiza Rent a Car SA	92,800	360
	Companhia de Saneamento
	Basico do Estado de
	Sao Paulo ADR	15,375	354
	Brasil Telecom
	Participacoes SA ADR	9,923	340
	Aracruz Celulose SA Pfd.
	B Shares	270,600	332
	MRV Engenharia
	e Participacoes SA	61,400	318
	Aracruz Celulose SA ADR	18,602	247
	Gol - Linhas Aereas
	Inteligentes SA Pfd.	54,500	235
	Sadia SA ADR	34,409	209

13

Total International Stock Index Fund

			Market
			Value•
		Shares	($000)
	MMX Mineracao e
	Metalicos SA	108,100	207
	Tim Participacoes SA ADR	10,171	147
*	LLX Logistica SA	108,100	38
*	Vivo Participacoes SA ADR	291	3
	Braskem SA ADR	267	2
	Votorantim Celulose
	e Papel SA ADR	239	2
			227,567
Chile (0.1%)
	Empresas Copec SA	359,780	2,947
	Empresa Nacional
	de Electricidad SA	2,310,307	2,697
	Enersis SA	8,639,404	2,344
	Empresas CMPC SA	93,125	1,715
	Sociedad Quimica y
	Minera de Chile SA	62,535	1,315
	Lan Airlines SA	122,782	1,111
	Empresa Nacional de
	Electricidad SA ADR	28,135	1,047
	Cencosud SA	712,128	1,042
	Empresa Nacional
	de Telecomunicaciones
	SA	96,263	997
	Enersis SA ADR	67,315	969
	Banco Santander Chile
	SA ADR	23,255	833
	CAP SA	67,369	811
*	Colburn SA	5,248,184	787
	Banco Santander Chile
	SA	23,577,864	721
	S.A.C.I. Falabella SA	258,845	681
	Compania Cervecerias
	Unidas SA	118,485	636
	Distribucion y Servicio
	D&S SA	2,083,860	584
	Sociedad Quimica y
	Minera de Chile SA ADR	22,526	516
	Banco de Credito
	e Inversiones	27,425	460
	Masisa SA	2,656,583	202
	Compania de
	Telecomunicaciones
	de Chile SA ADR	25,033	170
	Distribucion y Servicio
	D&S SA ADR	5,365	96
			22,681
China (1.2%)
	China Mobile
	(Hong Kong) Ltd.	5,625,000	49,519
	China Life
	Insurance Co., Ltd.	6,654,000	17,782
	China Construction Bank	31,695,000	15,723
	PetroChina Co. Ltd.	19,812,000	14,896
	CNOOC Ltd.	14,805,000	12,156

				Market
				Value•
			Shares	($000)
		China Petroleum &
		Chemical Corp.	15,854,000	10,411
		China Unicom Ltd.	5,591,694	7,983
		Bank of China	24,789,000	7,238
		China Shenhua
		Energy Co. Ltd.
		H Shares	3,014,000	5,722
		Ping An Insurance
		(Group) Co. of China Ltd.	1,200,000	5,132
		China Telecom Corp. Ltd.	13,162,000	4,684
		China Merchants
		Bank Co., Ltd. Class H	2,530,000	3,876
	^	Bank of
		Communications Ltd.
		Class H	5,303,000	3,125
		China Communications
		Construction Co., Ltd.	3,901,000	2,763
		China Resources
		Power Holdings Co., Ltd.	1,336,000	2,611
		China Merchants Holdings
		International Co. Ltd.	990,000	2,359
		China Resources
		Enterprise Ltd.	1,098,000	2,186
*		China Railway
		Construction Corp.	1,617,000	1,998
		China Coal Energy Co.	3,119,000	1,892
		Beijing Enterprises
		Holdings Ltd.	368,500	1,455
		Huaneng Power
		International, Inc.
		H Shares	2,840,000	1,382
		Aluminum Corp.
		of China Ltd.	3,642,000	1,323
*		Anhui Conch
		Cement Co. Ltd.	402,000	1,280
	^	Chaoda Modern
		Agriculture Holdings Ltd.	1,810,000	1,275
		China COSCO
		Holdings Co., Ltd.	2,351,500	1,267
		GOME Electrical
		Appliances Holdings Ltd.	6,073,000	1,213
		Beijing Datang Power
		Generation Co., Ltd.	3,052,000	1,149
		Denway Motors Ltd.	4,532,000	1,130
		Fujian Zijin Mining
		Industry Co., Ltd.	3,734,000	1,129
	^	Lenovo Group Ltd.	3,666,000	1,112
		China Shipping
		Development Co.	1,120,000	1,104
		Yanzhou Coal
		Mining Co. Ltd.
		H Shares	1,714,000	1,059
		Beijing Capital
		International Airport
		Co., Ltd.	1,722,000	971
		Parkson Retail Group Ltd.	1,025,500	952

14

Total International Stock Index Fund

			Market
			Value•
		Shares	($000)
	China Mengniu
	Dairy Co., Ltd.	987,000	949
	China Resources Land Ltd.	918,000	929
	BYD Co. Ltd.	533,500	907
*,^	Shanghai Electric
	Group Co., Ltd.
	Class H	2,864,000	867
	China Communication
	Services Corp. Ltd.	1,636,000	860
	CITIC Pacific Ltd.	1,009,000	821
	Jiangsu
	Expressway Co. Ltd.
	H Shares	1,156,000	809
	Shanghai Industrial
	Holding Ltd.	492,000	782
	Li Ning Co., Ltd.	623,500	772
	China Oilfield
	Services Ltd.	1,374,000	755
	Cosco Pacific Ltd.	1,034,000	753
	Guangdong
	Investment Ltd.	2,322,000	711
	Dongfeng Motor Corp.	2,412,000	683
	Zhejiang
	Expressway Co., Ltd.	1,346,000	645
	China Vanke Co., Ltd.	1,076,300	636
	Air China Ltd.	2,252,000	629
	China Everbright Ltd.	668,000	627
*	PICC Property and
	Casualty Co., Ltd.	2,254,000	624
^	Angang Steel Co., Ltd.	1,008,000	618
	Jiangxi Copper Co. Ltd.	1,196,000	588
*	Alibaba.com, Ltd.	929,500	561
	The Guangshen
	Railway Co., Ltd.	1,336,000	520
	Inner Mongolia
	Yitai Coal Co., Ltd.	298,900	505
	Yantai Changyu Pioneer
	Wine Co., Ltd.	160,600	499
	China Bluechemical, Ltd.	1,222,000	464
	Guangzhou R&F
	Properties Co. Ltd.	941,600	452
*	Soho China	1,458,000	433
	Sinopec Shanghai
	Petrochemical Co. Ltd.	2,242,000	420
	ZTE Corp.	185,800	420
	China Travel International	2,684,000	381
	Shanghai Zhenhua Port
	Machinery Co., Ltd.
	Class B	601,700	379
^	China Shipping
	Container Lines Co. Ltd.	3,256,000	375
	China International
	Marine Containers
	(Group) Co., Ltd.	722,800	365
	Harbin Power
	Equipment Co., Ltd.	618,000	344

				Market
				Value•
			Shares	($000)
		Shanghai Lujiazui Finance
		& Trade Zone
		Development Co., Ltd.
		Class B	464,000	334
	^	Maanshan Iron and
		Steel Co. Ltd.	1,658,000	309
		Dongfang
		Electrical Corp Ltd.	154,400	301
		Guangzhou
		Investment Co. Ltd.	3,702,000	275
*		China Southern
		Airlines Co. Ltd.	1,623,000	253
		Nine Dragons Paper
		Holdings Ltd.	1,346,000	232
*		China Eastern
		Airlines Corp. Ltd.	1,468,000	186
		Hidili Industry Int’l
		Development Ltd.	832,000	176
		KWG Property
		Holding, Ltd.	743,000	159
				213,165
Colombia (0.0%)
		Bancolombia SA ADR	141,072	2,755

Czech Republic (0.1%)
		Ceske Energeticke
		Zavody a.s.	192,946	8,439
		Komercni Banka a.s.	15,128	2,303
		Cesky Telecom a.s.	104,153	2,226
		Zentiva NV	24,000	1,400
*		Central European
		Media Enterprises Ltd.	28,393	702
		Unipetrol a.s.	60,000	450
				15,520
Denmark (0.4%)
		Novo Nordisk A/S B Shares	430,000	23,049
*		Vestas Wind Systems A/S	172,400	7,062
		Danske Bank A/S	423,700	6,272
		AP Moller-Maersk A/S
		B Shares	1,023	5,887
		Novozymes A/S	43,200	3,050
		AP Moller-Maersk A/S
		A Shares	511	2,979
		Carlsberg A/S B Shares	65,750	2,588
		DSV A/S	178,200	2,141
		Danisco A/S	44,950	1,947
		FLS Industries A/S
		B Shares	49,200	1,835
		Coloplast A/S B Shares	22,425	1,626
*		Topdanmark A/S	15,000	1,621
		Trygvesta A/S	25,950	1,560
*		Jyske Bank A/S	47,750	1,410
		Sydbank A/S	59,896	931
*,^		William Demant A/S	22,800	872
		Rockwool International A/S	7,273	489
				65,319

15

Total International Stock Index Fund

		Market
		Value•
	Shares	($000)
Egypt (0.0%)
Orascom Construction
Industries GDR	55,000	3,710
Orascom Telecom
Holding SAE GDR	103,400	3,212
		6,922
Finland (0.6%)
Nokia Oyj	3,555,450	54,463
Fortum Oyj	417,200	10,253
Sampo Oyj A Shares	406,000	8,136
UPM-Kymmene Oyj	484,900	6,857
Stora Enso Oyj R Shares	540,000	5,022
Kone Oyj	141,920	3,176
Wartsila Oyj B Shares	79,700	2,019
Elisa Oyj Class A	128,450	1,932
Neste Oil Oyj	119,100	1,884
Metso Oyj	117,600	1,563
Kesko Oyj	60,800	1,423
Pohjola Bank PLC	104,255	1,403
Nokian Renkaat Oyj	99,150	1,296
Orion Oyj	84,500	1,242
Rautaruuki Oyj	76,000	1,240
^ Sanoma Oyj	76,550	1,172
Outokumpu Oyj A Shares	108,000	1,119
YIT Oyj	119,000	741
Cargotec Corp.	35,500	491
		105,432
France (4.4%)
Total SA	2,021,264	111,197
Sanofi-Aventis	984,038	62,346
BNP Paribas SA	762,643	55,064
Gaz de France	1,025,214	45,636
France Telecom SA	1,712,214	43,175
Vivendi SA	1,090,255	28,498
AXA	1,447,906	27,661
Carrefour SA	594,153	25,100
Societe Generale Class A	436,716	23,803
Groupe Danone	408,932	22,770
Air Liquide SA	232,227	20,040
L’Oreal SA	229,855	17,406
LVMH Louis Vuitton
Moet Hennessy	229,397	15,265
Vinci SA	390,288	14,045
Schneider Electric SA	208,111	12,474
Credit Agricole SA	839,350	12,143
Unibail Co.	77,109	11,565
Electricite de France	189,008	11,356
Cie. de St. Gobain SA	268,263	10,351
Pernod Ricard SA	155,650	10,136
Alstom	197,721	9,800
Bouygues SA	229,771	9,784
Lafarge SA	136,268	9,008
Veolia Environnement	351,265	8,705
Essilor International SA	189,116	8,483
Hermes International	64,434	8,316
Accor SA	181,518	7,062

				Market
				Value•
			Shares	($000)
		Compagnie Generale des
		Etablissements Michelin
		SA	133,765	6,885
		Vallourec SA	49,770	5,567
*		Alcatel-Lucent	2,147,531	5,545
		Renault SA	171,285	5,250
		STMicroelectronics NV	631,821	5,194
*		Suez Environnement SA	252,382	4,825
		Pinault-Printemps-Redoute
		SA	70,651	4,503
		Lagardere S.C.A.	111,679	4,440
		Sodexho Alliance SA	88,058	4,228
		Cap Gemini SA	129,700	4,179
		PSA Peugeot Citroen	140,712	3,755
		Thales SA	82,684	3,318
		Christian Dior SA	50,287	3,047
		Technip SA	96,464	2,889
		Casino Guichard-Perrachon
		SA	41,118	2,874
		CNP Assurances	35,108	2,829
		Publicis Groupe SA	117,228	2,649
		SCOR SA	158,320	2,594
		Neopost SA	29,337	2,456
		Dassault Systemes SA	58,785	2,434
		Safran SA	173,267	2,199
		Natixis	898,311	1,989
*		Compagnie Generale
		de Geophysique SA	120,276	1,945
*		Eutelsat Communications	82,702	1,775
		Air France	122,970	1,772
		Aeroports de Paris (ADP)	26,992	1,607
		Klepierre	66,640	1,535
		Zodiac SA	38,766	1,516
		Atos Origin SA	63,951	1,485
		Eurazeo	23,921	1,440
		Legrand SA	86,364	1,437
		Societe
		Television Francaise 1	108,372	1,389
		Bureau Veritas SA	37,042	1,321
		Eiffage SA	33,688	1,294
		Societe BIC SA	24,361	1,287
		Wendel Investissement	25,782	1,232
		Imerys SA	26,596	1,211
		Valeo SA	66,946	1,166
		PagesJaunes SA	118,696	1,125
		ICADE	18,152	1,085
		JCDecaux SA	60,740	1,056
		Gecina SA	14,465	1,005
		Eramet SLN	4,863	986
		M6 Metropole Television	57,893	912
				754,419
Germany (3.7%)
	^	Volkswagen AG	136,290	86,730
		E.On AG	1,778,554	66,651
		Siemens AG	812,574	47,784
		Bayer AG	715,129	39,147

16

Total International Stock Index Fund

				Market
				Value•
			Shares	($000)
		Deutsche Telekom AG	2,652,331	38,913
		RWE AG	416,249	34,125
		Allianz AG	423,225	31,061
		BASF AG	885,118	29,221
		SAP AG	816,425	28,584
		Daimler AG (Registered)	812,126	27,531
		Muenchener
		Rueckversicherungs-
		Gesellschaft AG
		(Registered)	193,305	25,095
		Deutsche Bank AG	508,566	18,998
		Deutsche Boerse AG	183,674	14,364
		Linde AG	126,572	10,473
*		Continental AG	141,756	10,136
		Deutsche Post AG	786,785	8,627
		Fresenius Medical Care AG	180,459	7,995
		Bayerische Motoren Werke
		AG	307,818	7,806
		Porsche AG	80,780	7,060
		Commerzbank AG	650,920	6,928
		Adidas AG	189,410	6,579
		ThyssenKrupp AG	339,794	6,436
		Volkswagen AG Pfd.	97,756	6,028
		K+S AG	141,176	5,469
		Merck KGaA	60,588	5,352
		Henkel AG & Co. KGaA	170,096	4,861
		Man AG	98,689	4,825
		Fresenius AG Pfd.	75,743	4,808
		Beiersdorf AG	82,754	4,319
		Metro AG	105,179	3,354
		Henkel KGaA	121,091	2,961
		Deutsche Lufthansa AG	212,730	2,946
		Salzgitter AG	38,084	2,452
	^	TUI AG	196,274	2,371
		Celesio AG	78,502	2,308
		RWE AG Pfd.	36,098	2,254
*		Q-Cells AG	56,796	2,249
*		Infineon Technologies AG	689,608	2,136
		Solarworld AG	77,152	1,899
		HeidelbergCement AG	22,812	1,694
		Wacker Chemie AG	14,297	1,545
		Bilfinger Berger AG	34,229	1,542
	^	Deutsche Postbank AG	76,185	1,534
		Fresenius AS	25,633	1,500
		Hannover
		Rueckversicherung AG	55,420	1,372
		Hochtief AG	38,696	1,188
		Fraport AG	33,446	1,071
		Rheinmetall AG	33,392	1,017
*		United Internet AG	113,432	1,004
		Puma AG	5,951	991
	^	Hypo Real Estate Holding
		AG	150,424	980
		Bayerische Motoren Werke
		(BMW)	48,460	969

			Market
			Value•
		Shares	($000)
	Hamburger Hafen
	und Logistik AG	21,983	746
	IVG Immobilien AG	86,495	566
*,^	Arcandor AG	156,079	365
	ProSieben Sat.1 Media AG	78,743	233
			639,153
Greece (0.2%)
	National Bank of Greece
	SA	461,980	10,149
	Alpha Credit Bank SA	354,060	5,169
	Greek Organization of
	Football Prognostics	212,340	4,636
	Bank of Piraeus	289,800	3,676
	Hellenic
	Telecommunications
	Organization SA	247,050	3,487
	EFG Eurobank Ergasias	293,980	3,195
	Marfin Financial Group SA	593,460	2,613
	Coca-Cola Hellenic
	Bottling Co. SA	152,710	2,131
	GEA Group AG	137,872	1,980
	Public Power Corp.	95,880	1,186
	Titan Cement Co. SA	53,340	911
	Hellenic Petroleum SA	108,940	903
			40,036
Hong Kong (1.1%)
	Industrial and Commercial
	Bank of China Ltd.
	Class H	39,140,000	18,416
	CLP Holdings Ltd.	1,925,000	12,982
	Cheung Kong
	Holdings Ltd.	1,310,000	12,578
	Sun Hung Kai
	Properties Ltd.	1,332,000	11,670
	Hutchison Whampoa Ltd.	2,014,000	10,883
	Hong Kong Exchanges
	& Clearing Ltd.	949,200	9,626
	Hang Seng Bank Ltd.	712,500	8,890
	Hong Kong Electric
	Holdings Ltd.	1,294,000	6,975
	Hong Kong &
	China Gas Co., Ltd.	3,772,000	6,645
^	Tencent Holdings Ltd.	833,400	6,067
	Esprit Holdings Ltd.	984,700	5,595
	Swire Pacific Ltd.
	A Shares	777,000	5,472
	Hang Lung Properties Ltd.	1,938,000	4,735
	Li & Fung Ltd.	2,080,000	4,175
	China Overseas Land
	& Investment Ltd.	3,596,000	4,061
	Boc Hong Kong
	Holdings Ltd.	3,460,000	3,961
	Henderson Land
	Development Co. Ltd.	1,004,000	3,631
	Link REIT	1,982,500	3,545
	MTR Corp.	1,320,000	2,925

17

Total International Stock Index Fund

			Market
			Value•
		Shares	($000)
	Bank of East Asia Ltd.	1,322,400	2,668
	Hang Lung
	Development Co., Ltd.	799,000	2,571
	Wharf Holdings Ltd.	1,269,000	2,532
*,^	China Railway Group, Ltd.	3,619,000	2,113
	New World
	Development Co., Ltd.	2,284,000	1,901
	Hopewell Holdings Ltd.	570,000	1,772
	Hengan International
	Group Co. Ltd.	629,000	1,754
	Shangri-La Asia Ltd.	1,200,000	1,699
*	Hutchison
	Telecommunications
	International Ltd.	1,563,000	1,689
	Tingyi Holding Corp.	1,546,000	1,638
	Cheung Kong
	Infrastructure
	Holdings Ltd.	425,000	1,557
	China Insurance
	International
	Holdings Co., Ltd.	638,000	1,487
	Kerry Properties Ltd.	590,500	1,483
	Sino Land Co.	1,564,000	1,375
*	Mongolia
	Energy Corp. Ltd.	3,168,000	1,359
^	Cathay Pacific
	Airways Ltd.	1,096,000	1,337
	PCCW Ltd.	3,498,000	1,309
	Wheelock and Co. Ltd.	830,000	1,243
^	China Citic Bank	3,993,000	1,233
	Yue Yuen Industrial
	(Holdings) Ltd.	614,000	1,228
*	CITIC International
	Financial Holdings Ltd.	1,884,000	1,191
	Belle International
	Holdings Ltd.	2,320,000	1,114
	Sinofert Holdings, Ltd.	1,974,000	1,102
	Kingboard Chemical
	Holdings Ltd.	512,000	1,022
	China Yurun
	Food Group Ltd.	827,000	983
	Hysan Development
	Co., Ltd.	528,000	828
	Pacific Basin Shipping Ltd.	1,515,000	811
	NWS Holdings Ltd.	753,000	786
	Television Broadcasts Ltd.	273,000	759
	Sino-Ocean Land
	Holdings Ltd.	2,817,000	757
	Wing Hang Bank Ltd.	160,500	753
*	Foxconn International
	Holdings Ltd.	2,008,000	739
	CNPC Hong Kong Ltd.	2,230,000	684
	Chinese Estates Holdings	879,000	675
*,^	Genting International PLC	2,572,000	634
	Shimao Property
	Holdings Ltd.	1,161,500	630

				Market
				Value•
			Shares	($000)
		ASM Pacific
		Technology Ltd.	180,700	604
		China High Speed
		Transmission Equipment
		Group Co., Ltd.	737,000	585
		Country Garden
		Holdings Co.	2,943,000	523
		Agile Property
		Holdings, Inc.	1,542,000	512
	^	China National Building
		Material Co., Ltd.	836,000	487
*		China Agri-Industries
		Holdings Ltd.	1,324,000	472
		Hong Kong Aircraft &
		Engineering Co., Ltd.	58,400	460
		Lifestyle International
		Holdings, Ltd.	601,000	401
		Shui On Land Ltd.	1,711,500	388
		Orient Overseas
		International Ltd.	214,500	383
		Fosun International	1,450,500	299
		Shougang Concord
		International Enterprises
		Company Ltd.	2,882,000	239
	^	Shun Tak Holdings Ltd.	1,078,000	215
*		CITIC Resources
		Holdings Ltd.	2,532,000	193
		Hopson Development
		Holdings Ltd.	548,000	183
	^	C C Land Holdings Ltd.	864,000	157
		Lee & Man Paper
		Manufacturing Ltd.	393,200	129
				196,478
Hungary (0.1%)
*		OTP Bank Nyrt.	261,844	4,337
		MOL Hungarian Oil and
		Gas Nyrt.	55,840	3,021
		Richter Gedeon Nyrt.	14,171	1,958
		Magyar Tavkozlesi Nyrt.	431,536	1,365
				10,681
India (0.7%)
		Reliance Industries Ltd.	610,888	17,317
		Infosys Technologies Ltd.	426,526	12,399
		Housing Development
		Finance Corp. Ltd.	200,129	7,265
		HDFC Bank Ltd.	202,681	4,308
		ICICI Bank Ltd.	467,654	3,883
		Hindustan Lever Ltd.	812,188	3,689
		Oil and Natural
		Gas Corp. Ltd.	258,023	3,547
		ITC Ltd.	1,054,238	3,356
		Larsen & Toubro Ltd.	184,438	3,074
		Bharat Heavy
		Electricals Ltd.	109,931	2,921
		Reliance Communication
		Ventures	604,842	2,758

18

Total International Stock Index Fund

			Market
			Value•
		Shares	($000)
	NTPC Ltd.	764,005	2,217
	Satyam Computer
	Services Ltd.	349,090	2,201
	Axis Bank Ltd.	183,571	2,126
	ICICI Bank Ltd. ADR	124,019	2,119
	Tata Consultancy
	Services Ltd.	179,361	2,001
	Gail India Ltd.	382,862	1,698
	Reliance Capital Ltd.	107,587	1,461
	Sterlite Industries
	(India) Ltd.	224,459	1,336
	Sun Pharmaceutical
	Industries Ltd.	57,479	1,330
	Wipro Ltd.	230,480	1,292
	Hero Honda Motors Ltd.	80,389	1,231
	HDFC Bank Ltd. ADR	17,566	1,152
	State Bank of India	47,974	1,098
	Cipla Ltd.	290,922	1,058
	Tata Power Co. Ltd.	69,211	985
	Mahindra & Mahindra Ltd.	126,523	980
	Jindal Steel & Power Ltd.	55,634	914
	Reliance Energy Ltd.	96,008	910
*	Reliance Petroleum Ltd.	489,025	869
*	United Spirits Ltd.	45,524	838
	Hindalco Industries Ltd.	666,531	834
	DLF Ltd.	184,494	832
	Kotak Mahindra Bank	109,520	771
	Tata Motors Ltd.	207,605	751
	Jaiprakash Associates Ltd.	483,520	728
	Maruti Udyog Ltd.	62,361	728
	Steel Authority of India Ltd.	415,235	726
	Tata Iron and Steel Co. Ltd.	165,309	721
	Satyam Computer
	Services Ltd. ADR	45,776	720
	Infrastructure Development
	Finance Co., Ltd.	586,661	707
	Ambuja Cements Ltd.	556,173	700
*	Cairn India Ltd.	257,407	695
	Grasim Industries Ltd.	32,544	690
	Zee Entertainment
	Enterprises	191,630	608
	Dr. Reddy’s
	Laboratories Ltd.	67,179	595
	Asea Brown Boveri
	India Ltd.	48,852	551
	Glenmark
	Pharmaceuticals Ltd.	90,381	535
	HCL Technologies Ltd.	147,559	528
	JSW Steel Ltd.	78,864	502
	Associated
	Cement Cos. Ltd.	49,357	501
*	Reliance Natural
	Resources, Ltd.	541,706	487
	Bharat
	Petroleum Corp. Ltd.	82,431	483
	Tata Communications Ltd.	45,898	464

			Market
			Value•
		Shares	($000)
*	Essar Oil Ltd.	250,769	445
	Indiabulls Real Estate Ltd.	175,186	435
	Siemens India Ltd.	73,575	401
*	GMR Infrastructure Ltd.	379,879	398
	Ranbaxy Laboratories Ltd.	104,762	364
	Aditya Birla Nuvo Ltd.	31,338	353
	Wipro Ltd. ADR	42,946	332
	State Bank of India GDR	7,050	327
	Unitech, Ltd.	295,602	301
	Indiabulls Financial
	Services Ltd.	129,210	297
	Indian Hotels Co. Ltd.	271,862	259
	Ultratech Cemco Ltd.	33,628	247
	Dr. Reddy’s
	Laboratories Ltd. ADR	24,527	208
	Tata Communications Ltd.	4,426	106
	Infosys Technologies Ltd.
	ADR	676	20
			111,683
Indonesia (0.1%)
	PT Telekomunikasi
	Indonesia Tbk	9,387,500	4,696
	PT Bumi Resources Tbk	16,411,000	3,275
	PT Bank Central Asia Tbk	12,077,500	2,927
	PT Astra International
	Tbk	1,908,000	1,588
	PT Bank Rakyat
	Indonesia Tbk	5,048,000	1,545
	PT Perusahaan
	Gas Negara Tbk	9,435,500	1,188
	PT Indonesian
	Satellite Corp. Tbk	2,262,000	1,085
	PT Unilever Indonesia
	Tbk	1,456,500	994
	PT Bank Mandiri Tbk	6,716,000	963
	PT Bank International
	Indonesia Tbk	19,874,000	866
	PT United Tractors Tbk	1,372,000	400
	PT Indofood Sukses
	Makmur Tbk	3,968,500	390
	PT Bank Danamon Tbk	1,646,500	390
	PT Semen Gresik Tbk	1,392,000	376
	PT Tambang Batubara
	Bukit Asam Tbk	736,000	370
	PT Indocement Tunggal
	Prakarsa Tbk (Local)	919,500	301
	PT International Nickel
	Indonesia Tbk	1,848,000	294
	PT Aneka Tambang Tbk	3,085,000	290
	PT Astra Agro Lestari Tbk	366,500	203
*	PT Indah Kiat Pulp &
	Paper Corp.	2,516,500	192
*	PT Truba
	Alam Manunggal
	Engineering Tbk	6,412,500	33
			22,366

19

Total International Stock Index Fund

			Market
			Value•
		Shares	($000)
Ireland (0.2%)
	CRH PLC	507,720	11,156
	Allied Irish Banks PLC	815,128	4,342
*	Elan Corp. PLC	440,174	3,321
	Kerry Group PLC A Shares	131,529	2,931
	Bank of Ireland	923,606	2,727
	Anglo Irish Bank Corp. PLC	698,992	2,244
*	Ryanair Holdings PLC	340,967	1,188
	Irish Life & Permanent PLC	260,781	892
			28,801
Israel (0.3%)
	Teva Pharmaceutical
	Industries Ltd.	717,646	30,604
	Israel Chemicals Ltd.	472,219	4,763
*	Check Point Software
	Technologies Ltd.	162,898	3,294
	Bank Leumi Le-Israel	956,462	2,509
	Bank Hapoalim Ltd.	872,157	1,975
	Partner
	Communications Co. Ltd.	78,274	1,434
	Bezeq Israeli
	Telecommunication
	Corp., Ltd.	951,674	1,421
*	NICE Systems Ltd.	57,404	1,270
	Cellcom Israel Ltd.	38,983	1,148
	Elbit Systems Ltd.	23,421	1,120
	Makhteshim-Agan
	Industries Ltd.	264,185	1,000
	The Israel Corp. Ltd.	2,071	977
	United Mizrahi Bank Ltd.	111,922	586
	Ormat Industries Ltd.	75,432	537
	Oil Refineries Ltd.	909,669	460
	Israel Discount Bank Ltd.	451,047	443
	Discount Investment
	Corp. Ltd.	26,471	309
	Gazit-Globe (1982) Ltd.	52,875	288
	Koor Industries Ltd.	8,317	283
	Delek Group, Ltd.	4,298	281
	IDB Development
	Corp. Ltd.	20,990	248
	Africa-Israel
	Investments Ltd.	11,479	171
			55,121
Italy (1.5%)
	Eni SpA	2,435,854	58,139
	Enel SpA	4,051,036	27,102
	Intesa Sanpaolo SpA	7,207,074	26,377
	UniCredit SpA	10,612,469	25,980
	Assicurazioni Generali
	SpA	989,422	24,987
	Telecom Italia SpA	9,399,887	10,798
	Unione Di Banche Italiane
	ScpA	573,776	9,680
	Banco Popolare SpA	594,990	7,422
	Mediobanca Banca di
	Credito Finanziaria SpA	467,768	5,340

			Market
			Value•
		Shares	($000)
	Fiat SpA	670,661	5,322
	Telecom Italia SpA RNC	5,742,208	4,832
	Saipem SpA	245,553	4,615
	Atlantia SpA	244,580	4,477
	Banca Monte dei Paschi
	di Siena SpA	2,273,015	4,413
	Mediaset SpA	713,930	3,879
	Snam Rete Gas SpA	735,204	3,722
	Terna SpA	1,124,621	3,627
	Finmeccanica SpA	281,826	3,495
	Parmalat SpA	1,545,112	2,713
	Alleanza Assicurazioni
	SpA	393,452	2,623
	Luxottica Group SpA	129,291	2,613
	Intesa Sanpaolo SpA
	Non Convertible Risp.	814,720	2,418
	Banca Popolare di Milano
	SpA	361,246	2,114
	A2A SpA	1,148,664	2,094
	Banca Carige SpA	666,719	1,425
	Lottomatica SpA	56,096	1,310
	Prysmian SpA	100,343	1,217
	Fondiari-Sai SpA	62,919	1,182
	Unipol Gruppo
	Finanziario SpA	624,197	1,107
	Bulgari SpA	142,938	1,069
	Unipol Gruppo
	Finanziario SpA Pfd.	863,429	948
	IFIL Investments SpA	288,614	895
	Pirelli & C. Accomandita
	per Azioni SpA	2,445,994	862
	Mediolanum SpA	198,370	778
	Italcementi SpA	63,966	746
	Autogrill SpA	90,695	725
	Italcementi SpA Risp.	94,232	656
*	IFI-Istituto Finanziario
	Industriale SpA	58,347	509
*	Finmeccanica SpA
	Rights Exp. 11/07/08	269,682	110
			262,321
Japan (10.2%)
	Toyota Motor Corp.	2,580,800	100,783
	Mitsubishi UFJ
	Financial Group	9,654,200	60,669
	Takeda Pharmaceutical
	Co. Ltd.	778,600	38,685
	Honda Motor Co., Ltd.	1,545,000	38,417
	Canon, Inc.	998,200	34,929
	Tokyo Electric Power Co.	1,139,200	32,263
	Nintendo Co.	92,800	29,817
	Matsushita Electric
	Industrial Co., Ltd.	1,721,000	27,715
	Sumitomo Mitsui
	Financial Group, Inc.	6,275	25,156
	NTT DoCoMo, Inc.	14,693	23,302
	East Japan Railway Co.	3,181	22,636

20

Total International Stock Index Fund

		Market
		Value•
	Shares	($000)
Seven and I
Holdings Co., Ltd.	806,100	22,634
Sony Corp.	941,100	22,304
Mizuho Financial
Group, Inc.	9,063	22,130
Mitsubishi Corp.	1,271,200	21,308
Shin-Etsu
Chemical Co., Ltd.	383,700	20,396
Nippon Telegraph and
Telephone Corp.	4,871	19,877
Millea Holdings, Inc.	642,200	19,809
Mitsubishi
Estate Co., Ltd.	1,101,000	19,668
Astellas Pharma Inc.	463,800	18,681
Kansai Electric
Power Co., Inc.	718,600	18,019
KDDI Corp.	2,736	16,393
Chubu Electric Power Co.	619,500	16,222
Nippon Steel Corp.	4,774,000	16,069
Nomura Holdings Inc.	1,661,500	15,742
Mitsui & Co., Ltd.	1,616,000	15,658
Japan Tobacco, Inc.	4,226	14,992
Hitachi Ltd.	3,149,000	14,785
Kao Corp.	491,000	14,358
Mitsui Fudosan Co., Ltd.	786,000	13,710
Daiichi Sankyo Co., Ltd.	656,800	13,468
JFE Holdings, Inc.	492,500	12,566
Central Japan Railway Co.	1,477	12,133
Fanuc Co., Ltd.	180,700	12,040
Mitsubishi Electric Corp.	1,822,000	11,295
Fuji Photo Film Co., Ltd.	460,000	10,589
Nissan Motor Co., Ltd.	2,126,700	10,562
Toshiba Corp.	2,893,000	10,457
Bridgestone Corp.	571,300	9,988
Mitsui Sumitomo
Insurance Group
Holdings, Inc.	358,000	9,948
Mitsubishi Heavy
Industries Ltd.	3,016,000	9,670
Tokyo Gas Co., Ltd.	2,194,000	9,434
Komatsu Ltd.	850,500	9,350
Sumitomo Corp.	1,057,100	9,300
Sumitomo Metal
Industries Ltd.	3,612,000	9,290
Tohoku Electric
Power Co.	402,300	9,036
Kyocera Corp.	153,700	9,028
Denso Corp.	459,800	8,962
Orix Corp.	86,030	8,839
Kyushu Electric
Power Co., Inc.	356,500	8,173
Kirin Brewery Co., Ltd.	732,000	8,096
Eisai Co., Ltd.	234,400	7,605
Secom Co., Ltd.	199,000	7,590
Itochu Corp.	1,417,000	7,488

			Market
			Value•
		Shares	($000)
	Daiwa Securities
	Group Inc.	1,251,000	7,073
	West Japan Railway Co.	1,605	7,063
	Hoya Corp.	385,600	7,041
	T & D Holdings, Inc.	182,700	6,979
	Fujitsu Ltd.	1,766,000	6,944
	Softbank Corp.	701,100	6,904
	Murata Manufacturing
	Co., Ltd.	199,600	6,879
	Ricoh Co.	632,000	6,802
	Keyence Corp.	34,900	6,688
	Dai-Nippon Printing
	Co., Ltd.	565,000	6,676
	Sharp Corp.	928,000	6,623
	Terumo Corp.	156,900	6,539
	Osaka Gas Co., Ltd.	1,844,000	6,523
	Chugoku Electric
	Power Co., Ltd.	262,800	6,361
	Shiseido Co., Ltd.	305,000	6,275
	Sumitomo Trust &
	Banking Co., Ltd.	1,340,000	6,206
	Marubeni Corp.	1,535,000	5,964
	Asahi Breweries Ltd.	360,000	5,942
	Asahi Glass Co., Ltd.	940,000	5,907
^	Toray Industries, Inc.	1,261,000	5,855
^	Kintetsu Corp.	1,507,000	5,768
	Sumitomo Realty &
	Development Co.	354,000	5,768
	Sumitomo Electric
	Industries Ltd.	707,900	5,732
	Aeon Co., Ltd.	594,600	5,702
	Mitsui OSK Lines Ltd.	1,071,000	5,593
	Bank of Yokohama Ltd.	1,148,000	5,568
	Daikin Industries Ltd.	246,000	5,533
	Sompo Japan
	Insurance Inc.	785,000	5,502
	Hankyu Corp.	1,148,000	5,416
	Nidec Corp.	100,600	5,411
	NEC Corp.	1,820,000	5,396
	Ajinomoto Co., Inc.	620,000	5,353
	Tokyo Electron Ltd.	159,700	5,325
	Kubota Corp.	1,045,000	5,245
	SMC Corp.	54,700	5,164
	Nippon Oil Corp.	1,257,000	5,160
^	Resona Holdings Inc.	4,905	5,144
	Shizuoka Bank Ltd.	575,000	5,078
	Shikoku Electric Power	169,600	4,977
	Nippon Yusen
	Kabushiki Kaisha Co.	1,022,000	4,942
	Suzuki Motor Corp.	334,400	4,907
	Mitsubishi Chemical
	Holdings Corp.	1,184,000	4,787
	Yahoo Japan Corp.	14,437	4,777
	Shionogi & Co., Ltd.	279,000	4,748
	Fast Retailing Co., Ltd.	44,500	4,744
	Rohm Co., Ltd.	96,800	4,664

21

Total International Stock Index Fund

			Market
			Value•
		Shares	($000)
*,^	Mitsubishi Motors Corp.	3,342,000	4,620
	Office Building Fund
	of Japan Inc.	475	4,564
	Sumitomo Chemical Co.	1,489,000	4,556
	Nikon Corp.	318,000	4,482
	Inpex Holdings, Inc.	769	4,464
	Yamada Denki Co., Ltd.	81,100	4,414
	Hokuriku Electric
	Power Co.	167,400	4,412
	Asahi Kasei Corp.	1,143,000	4,299
	Odakyu Electric
	Railway Co.	586,000	4,297
	Tokyu Corp.	1,088,000	4,274
	Daiwa House
	Industry Co., Ltd.	477,000	4,240
	Sekisui House Ltd.	414,000	4,151
	Olympus Corp.	213,000	4,105
	Yamato Holdings Co., Ltd.	366,000	4,043
	Hokkaido Electric
	Power Co., Ltd.	180,100	4,039
	Kobe Steel Ltd.	2,487,000	4,034
	Ono Pharmaceutical
	Co., Ltd.	90,000	4,012
	Tobu Railway Co., Ltd.	779,000	3,958
	Sumitomo Metal
	Mining Co.	518,000	3,885
	TDK Corp.	114,000	3,852
	NTT Data Corp.	1,164	3,846
	Toyoda Automatic
	Loom Works Ltd.	165,500	3,736
	Electric Power
	Development Co., Ltd.	124,700	3,713
	Nipponkoa Insurance
	Co., Ltd.	604,000	3,620
	Mitsui Trust Holding Inc.	913,000	3,602
	Toppan Printing Co., Ltd.	488,000	3,588
	Chiba Bank Ltd.	708,000	3,499
	Oriental Land Co., Ltd.	49,100	3,482
	Japan Real Estate
	Investment Corp.	391	3,462
	Nitto Denko Corp.	152,800	3,384
	JS Group Corp.	256,800	3,325
	Lawson Inc.	66,800	3,265
^	Keihin Electric Express
	Railway Co., Ltd.	412,000	3,180
	OJI Paper Co., Ltd.	822,000	3,138
	Aisin Seiki Co., Ltd.	177,300	3,137
	Daito Trust Construction
	Co., Ltd.	74,200	3,130
	Rakuten, Inc.	6,288	3,117
	Chugai Pharmaceutical
	Co., Ltd.	216,100	3,073
	Matsushita
	Electric Works, Ltd.	346,000	3,020
	Dentsu Inc.	1,837	3,014
	Joyo Bank Ltd.	640,000	3,011

			Market
			Value•
		Shares	($000)
	Bank of Kyoto Ltd.	283,000	2,977
	Nippon Express Co., Ltd.	731,000	2,951
	Benesse Corp.	68,600	2,881
	Konica Minolta
	Holdings, Inc.	438,500	2,880
*	Isetan Mitsukoshi
	Holdings Ltd.	304,500	2,868
	Uni-Charm Corp.	38,800	2,783
	Ohbayashi Corp.	567,000	2,774
	Keio Electric Railway
	Co., Ltd.	533,000	2,760
	Shimizu Corp.	547,000	2,684
	Omron Corp.	187,200	2,673
	Sony Financial
	Holdings, Inc.	809	2,631
	Hisamitsu
	Pharmaceutical Co. Inc.	62,200	2,592
	Hirose Electric Co., Ltd.	29,500	2,555
	Toho Gas Co., Ltd.	437,000	2,522
	Nippon Mining
	Holdings Inc.	819,500	2,509
	Kawasaki Heavy
	Industries Ltd.	1,367,000	2,477
	Kuraray Co., Ltd.	317,500	2,430
	The Iyo Bank, Ltd.	224,000	2,417
	NGK Insulators Ltd.	232,000	2,410
	All Nippon Airways
	Co., Ltd.	627,000	2,395
	Fukuoka Financial
	Group, Inc.	724,000	2,395
	Kurita Water
	Industries Ltd.	104,000	2,373
	Mitsubishi
	Materials Corp.	1,050,000	2,371
	Trend Micro Inc.	96,000	2,348
*	Sanyo Electric Co., Ltd.	1,542,000	2,341
	TonenGeneral Sekiyu K.K.	276,000	2,334
	Sekisui Chemical Co.	399,000	2,331
	Nitori Co., Ltd.	37,000	2,318
	Ibiden Co., Ltd.	123,800	2,316
	Japan Steel Works Ltd.	326,000	2,309
	Nippon Meat Packers, Inc.	168,000	2,304
	Kajima Corp.	782,000	2,262
	Nippon Paper Group, Inc.	834	2,229
	Yakult Honsha Co., Ltd.	89,300	2,225
	Sankyo Co., Ltd.	49,800	2,216
	Tanabe Seiyaku Co., Ltd.	210,000	2,210
	Kawasaki Kisen
	Kaisha Ltd.	554,000	2,195
	Nissin Food Products
	Co., Ltd.	76,600	2,190
	Shinsei Bank, Ltd.	1,425,000	2,186
	Takashimaya Co.	283,000	2,181
	JGC Corp.	203,000	2,176
	FamilyMart Co., Ltd.	54,500	2,159
	J. Front Retailing Co., Ltd.	484,000	2,158

22

Total International Stock Index Fund

				Market
				Value•
			Shares	($000)
		Hokuhoku Financial
		Group, Inc.	1,087,000	2,151
		Teijin Ltd.	816,000	2,122
		Toyo Suisan Kaisha, Ltd.	82,000	2,114
		Taisho Pharmaceutical Co.	117,000	2,107
		Taisei Corp.	905,000	2,086
		The Chugoku Bank, Ltd.	149,000	2,050
		Isuzu Motors Ltd.	1,163,000	2,043
		Yamaha Motor Co., Ltd.	184,600	2,041
		Mitsui Chemicals, Inc.	583,000	2,036
		Kyowa Hakko Kogyo Co.	244,000	2,033
		Makita Corp.	111,700	2,025
		The Suruga Bank, Ltd.	214,000	2,014
		Toho Co., Ltd.	105,100	2,004
		Advantest Corp.	137,400	1,974
		Ube Industries Ltd.	923,000	1,942
		Namco Bandai
		Holdings Inc.	188,700	1,940
		Fuji Heavy Industries Ltd.	546,000	1,921
		Nippon Electric Glass
		Co., Ltd.	318,000	1,913
		Kamigumi Co., Ltd.	240,000	1,909
		The Hachijuni Bank Ltd.	389,000	1,909
*		Japan Airlines System Co.	831,000	1,891
		SBI Holdings, Inc.	15,721	1,887
		Sojitz Holdings Corp.	1,122,800	1,876
		Mazda Motor Corp.	844,000	1,872
		Toyota Tsusho Corp.	193,300	1,865
		JSR Corp.	165,200	1,863
		Toyo Seikan Kaisha Ltd.	149,500	1,844
		Gunma Bank Ltd.	361,000	1,843
		Yamaguchi Financial
		Group, Inc.	192,000	1,836
		Acom Co., Ltd.	47,670	1,821
		Nippon Sheet Glass
		Co., Ltd.	554,000	1,812
		Shimano, Inc.	62,500	1,788
		Santen Pharmaceutical
		Co., Ltd.	69,500	1,777
		Nisshin Seifun Group Inc.	163,000	1,767
		Furukawa Electric Co.	582,000	1,758
		Seiko Epson Corp.	117,000	1,757
		Stanley Electric Co.	138,900	1,746
		The Hiroshima Bank, Ltd.	458,000	1,702
		Aioi Insurance Co., Ltd.	414,000	1,700
		Nomura Research
		Institute, Ltd.	102,400	1,691
		Konami Corp.	93,400	1,690
		NSK Ltd.	412,000	1,682
		Citizen Watch Co., Ltd.	301,600	1,669
	^	Toto Ltd.	239,000	1,668
		Showa Denko K.K.	1,088,000	1,653
		Mizuho Trust & Banking
		Co., Ltd.	1,376,000	1,617
		Nippon Sanso Corp.	257,000	1,616
		Credit Saison Co., Ltd.	148,900	1,580

			Market
			Value•
		Shares	($000)
	Sumitomo Heavy
	Industries Ltd.	531,000	1,576
	Shimadzu Corp.	229,000	1,567
	Yamaha Corp.	161,600	1,566
^	Oracle Corp. Japan	36,000	1,565
	77 Bank Ltd.	332,000	1,564
	Amada Co., Ltd.	340,000	1,561
	Yamazaki Baking Co., Ltd.	117,000	1,555
	Brother Industries Ltd.	225,900	1,541
	THK Co., Inc.	111,800	1,531
	Jupiter
	Telecommunications
	Co., Ltd.	2,234	1,509
	IHI Corp.	1,225,000	1,486
	NGK Spark Plug Co.	157,000	1,480
	Mediceo Paltac
	Holdings Co., Ltd.	136,600	1,480
	The Nishi-Nippon
	City Bank, Ltd.	679,000	1,479
	Ushio Inc.	109,200	1,475
	NTN Corp.	395,000	1,472
	Kikkoman Corp.	145,000	1,462
	Square Enix Co., Ltd.	58,000	1,461
	Shimamura Co., Ltd.	21,000	1,455
	AEON Mall Co., Ltd.	58,800	1,452
	Nomura Real Estate
	Office Fund, Inc.	253	1,438
	Sumitomo Rubber
	Industries Ltd.	162,900	1,437
	Showa Shell Sekiyu K.K.	175,100	1,430
	Marui Co., Ltd.	231,100	1,413
	Casio Computer Co.	219,000	1,407
	Susuken Co., Ltd.	65,600	1,402
	USS Co., Ltd.	21,990	1,347
	JTEKT Corp.	174,300	1,337
	Mitsubishi Gas
	Chemical Co.	363,000	1,336
	Sega Sammy
	Holdings Inc.	173,900	1,315
	Daihatsu Motor Co., Ltd.	176,000	1,303
	Kaneka Corp.	278,000	1,297
	Sumco Corp.	119,500	1,294
	Sapporo Holdings Ltd.	235,000	1,293
	Uny Co., Ltd.	164,000	1,278
	Keisei Electric Railway
	Co., Ltd.	259,000	1,272
	Mitsubishi UFJ Lease
	& Finance Company Ltd.	53,080	1,271
	Shinko Securities Co., Ltd.	497,000	1,232
	Tokyu Land Corp.	427,000	1,208
	Sapporo Hokuyo
	Holdings, Inc.	277	1,195
	Japan Retail Fund
	Investment Corp.	331	1,195
	Dai Nippon
	Pharmaceutical Co., Ltd.	151,000	1,193

23

Total International Stock Index Fund

			Market
			Value•
		Shares	($000)
	Alfresa Holdings Corp.	27,400	1,192
	Idemitsu Kosan Co. Ltd.	20,300	1,184
	Hitachi Construction
	Machinery Co.	99,600	1,156
	Kansai Paint Co., Ltd.	205,000	1,144
	Hitachi Metals Ltd.	152,000	1,143
	Mabuchi Motor Co.	28,800	1,139
	Meiji Dairies Corp.	246,000	1,122
	Canon Sales Co. Inc.	65,900	1,102
	NTT Urban
	Development Corp.	1,071	1,099
	Mitsubishi Rayon Co., Ltd.	510,000	1,095
	Cosmo Oil Co., Ltd.	513,000	1,091
	Haseko Corp.	1,205,000	1,090
	Nissan Chemical
	Industries, Ltd.	134,000	1,083
	Coca-Cola West Japan
	Co., Ltd.	53,900	1,081
	Hitachi
	High-Technologies Corp.	65,900	1,069
	Kinden Corp.	127,000	1,060
	Tokyo Tatemono Co., Ltd.	254,000	1,046
	Tokuyama Corp.	205,000	1,038
	NOK Corp.	107,500	1,024
	Hitachi Chemical Co., Ltd.	98,900	1,011
	Denki Kagaku Kogyo K.K.	454,000	1,006
	Japan Petroleum
	Exploration Co., Ltd.	26,300	1,002
	Yokogawa Electric Corp.	215,900	1,000
	Taiheiyo Cement Corp.	857,000	998
	Mitsumi Electric Co., Ltd.	75,600	994
	Mitsubishi Logistics Corp.	109,000	992
	Promise Co., Ltd.	55,000	987
	Mitsui Mining &
	Smelting Co., Ltd.	535,000	978
^	Ito En, Ltd.	60,900	970
^	Nomura Real Estate
	Holdings Inc.	49,400	968
	Yaskawa Electric Corp.	219,000	961
	Hakuhodo DY Holdings Inc.	20,970	955
	Tosoh Corp.	476,000	949
	Nisshin Steel Co.	706,000	945
	Japan Prime Realty
	Investment Corp.	529	940
	Mitsui Engineering &
	Shipbuilding Co., Ltd.	671,000	939
	Asics Corp.	149,000	934
	Dai-Nippon Ink &
	Chemicals, Inc.	562,000	908
	Daido Steel Co., Ltd.	286,000	906
	Leopalace21 Corp.	121,700	906
	Onward Kashiyama
	Co., Ltd.	122,000	892
	Alps Electric Co., Ltd.	160,700	884
	Yamato Kogyo Co., Ltd.	37,100	877

				Market
				Value•
			Shares	($000)
		Daicel Chemical
		Industries Ltd.	243,000	876
		Minebea Co., Ltd.	321,000	866
		Toyoda Gosei Co., Ltd.	61,300	861
		Takefuji Corp.	103,610	833
	^	JAFCO Co., Ltd.	30,100	810
		Obic Co., Ltd.	6,620	810
		Tokyo Steel
		Manufacturing Co.	104,300	806
		Aeon Credit Service
		Co. Ltd.	74,400	793
		Fuji Electric Holdings
		Co., Ltd.	543,000	792
		Maruichi Steel Tube Ltd.	34,600	787
		Otsuka Corp.	14,900	749
		Dowa Mining Co., Ltd.	245,000	738
		Nisshinbo Industries, Inc.	122,000	709
		Itochu Techno-Science Corp.	27,100	635
		NHK Spring Co.	153,000	617
*		DeNA Co., Ltd.	273	611
		Tokyo Broadcasting
		System, Inc.	32,700	579
		Toyota Boshoku Corp.	63,700	568
		Okuma Corp.	125,000	550
*	^	Elpida Memory Inc.	102,200	545
		CSK Corp.	64,500	539
		Hino Motors, Ltd.	229,000	529
		Aozora Bank, Ltd.	622,000	519
		Tokai Rika Co., Ltd.	50,900	515
		Fuji Television
		Network, Inc.	415	497
		Osaka Titanium
		Technologies Co.	15,900	415
		Pioneer Corp.	139,100	413
		Hikari Tsushin, Inc.	26,000	388
		Shinko Electric Industries
		Co., Ltd.	58,700	378
*	^	NEC Electronics Corp.	36,000	363
	^	Toho Titanium Co., Ltd.	26,900	315
		Aiful Corp.	64,700	300
				1,752,322
Luxembourg (0.2%)
		ArcelorMittal (Paris Shares)	816,594	21,239
		SES Global Fiduciary
		Depositary Receipts	281,322	5,061
		Millicom International
		Cellular SA	65,223	2,412
		Acergy SA	181,400	1,227
		Reinet Investments SCA	272,349	346
				30,285
Malaysia (0.3%)
		Bumiputra-Commerce
		Holdings Bhd.	2,359,200	4,111
		Sime Darby Bhd.	2,250,100	3,974
		Malayan Banking Bhd.	2,280,500	3,474
		Genting Bhd.	2,046,000	2,640

24

Total International Stock Index Fund

			Market
			Value•
		Shares	($000)
	IOI Corp. Bhd.	3,126,100	2,478
	Malaysia International
	Shipping Corp., Bhd.
	(Foreign)	1,036,500	2,387
	Public Bank Bhd.	980,900	2,323
	Tenaga Nasional Bhd.	1,207,100	2,052
	Resorts World Bhd.	2,855,000	2,016
	British American
	Tobacco Bhd.	128,800	1,491
	Digi.com Bhd.	285,300	1,484
	YTL Corp., Bhd.	748,900	1,321
*	TM International Bhd.	987,600	1,264
	Petronas Gas Bhd.	451,400	1,248
	PPB Group Bhd.	481,400	1,056
	PLUS Expressways Bhd.	1,359,400	1,021
	Kuala Lumpur Kepong
	Bhd.	434,000	1,015
	AMMB Holdings Bhd.	1,608,900	981
	UMW Holdings Malaysia
	Bhd.	630,100	974
	YTL Power International
	Bhd.	2,052,357	967
	Telekom Malaysia Bhd.	943,200	892
	Berjaya Sports Toto Bhd.	682,200	846
	Tanjong Public Ltd. Co.	204,900	688
	Hong Leong Bank Bhd.	438,700	652
	Gamuda Bhd.	1,433,700	613
	SP Setia Bhd.	758,700	601
	IJM Corp. Bhd.	698,000	507
	Malaysia Mining Corp.,
	Bhd.	882,900	495
	Petronas Dagangan Bhd.	233,200	442
	Bursa Malaysia Bhd.	293,600	432
	KNM Group Bhd.	2,493,400	423
	Alliance Financial Group
	Bhd.	791,400	411
	RHB Capital Bhd.	407,800	355
	KLCC Property Holdings
	Bhd.	445,900	342
	Malaysian Airline System
	Bhd.	411,300	331
*	Airasia Bhd.	1,024,200	330
*	UEM World Bhd.	571,000	314
	IGB Corp., Bhd.	861,300	313
	Hong Leong Financial
	Group Bhd.	259,400	282
	Lafarge Malayan Cement
	Bhd.	327,700	265
	Parkson Holdings, Bhd.	279,100	265
	Astro All Asia Networks
	PLC	372,600	222
	Asiatic Development Bhd.	212,000	189
*	IJM Land Corp. Bhd.
	Warrants Exp. 9/11/13	55,190	3
			48,490

			Market
			Value•
		Shares	($000)
Mexico (0.5%)
	America Movil SA de CV	16,848,000	26,095
	Grupo Televisa SA CPO	2,304,400	8,084
	Wal-Mart de Mexico SA	2,762,500	7,428
	Telefonos de Mexico SA	5,952,500	5,343
	Fomento Economico
	Mexicano UBD	2,012,700	5,099
	Cemex SA CPO	6,557,400	4,923
	Telmex Internacional
	SAB de CV	6,346,417	3,334
	Grupo Mexico SA de CV	3,560,920	2,781
*	Carso Global Telecom
	SAB de CV	649,900	2,485
	Grupo Financerio Banorte
	SA de CV	1,227,400	2,248
	Grupo Financiero Inbursa,
	SA de CV	825,291	2,190
	Grupo Elektra SA de CV	66,785	1,801
	Kimberly Clark de Mexico
	SA de CV Series A	510,200	1,677
	Grupo Modelo SA	484,100	1,493
	Grupo Carso SA de CV
	Series A1	530,100	1,450
	Grupo Bimbo SA	272,300	1,307
	Industrias Penoles
	SA Series CP	91,495	821
	Coca-Cola Femsa
	SA de CV	249,900	792
*	Desarrolladora Homex
	SA de CV	182,900	703
*	URBI Desarrollos Urbanos
	SA de CV	408,700	613
*	Empresas ICA SA de CV	423,114	608
	Alfa SA de CV Series A	285,700	592
*	Corporacion GEO,
	SA de CV	397,100	551
	Grupo Aeroportuario
	del Pacifico SA ADR	23,526	430
	Banco Conpartamos
	SA de CV	217,900	371
	Grupo Aeroportuario del
	Pacifico SA	188,900	345
*	Axtel, SAB de CV	457,000	238
	Controladora Comercial
	Mexicana SA
	de CV (Units)	322,700	89
	Cemex SAB de CV ADR	1,466	11
			83,902
Netherlands (1.1%)
	Unilever NV	1,524,106	36,730
	Koninklijke KPN NV	1,687,532	23,766
	Koninklijke (Royal) Philips
	Electronics NV	960,231	17,745
	ING Groep NV	1,795,268	16,840
	Koninklijke Ahold NV	1,114,572	11,965
	Akzo Nobel NV	256,004	10,641

25

Total International Stock Index Fund

				Market
				Value•
			Shares	($000)
		Reed Elsevier NV	587,815	7,857
		Heineken NV	227,585	7,677
		TNT NV	351,650	7,421
		ASML Holding NV	405,914	7,106
		Aegon NV	1,293,773	5,376
		European Aeronautic
		Defence and Space Co.	311,011	5,173
		Wolters Kluwer NV	273,808	4,847
		Koninklijke DSM NV	130,317	3,629
		Heineken Holding NV	102,654	3,116
		SBM Offshore NV	131,287	2,309
		Corio NV	39,753	2,124
		Fugro NV	53,999	1,930
		Randstad Holding NV	90,769	1,764
		Koninklijke Boskalis
		Westminster NV	51,108	1,687
		SNS REAAL	119,855	879
*		TomTom NV	58,659	447
				181,029
New Zealand (0.0%)
		Telecom Corp. of
		New Zealand Ltd.	1,685,893	2,285
		Fletcher Building Ltd.	467,059	1,586
		Contact Energy Ltd.	278,630	1,181
		Sky City Entertainment
		Group Ltd.	518,094	1,000
		Auckland International
		Airport Ltd.	929,943	995
				7,047
Norway (0.3%)
		StatoilHydro ASA	1,204,100	24,219
		Orkla ASA	774,900	5,159
		Telenor ASA	784,400	4,681
		DnB NOR ASA	684,800	3,969
		Yara International ASA	175,900	3,675
		Norsk Hydro ASA	638,460	2,668
		Seadrill Ltd.	260,600	2,509
	^	Frontline Ltd.	49,350	1,535
*		Renewable Energy Corp.
		AS	135,600	1,279
		Storebrand ASA	355,200	842
		Aker Solutions ASA	151,110	826
*		Petroleum Geo-Services
		ASA	157,000	782
				52,144
Peru (0.1%)
		Credicorp Ltd.	63,155	2,441
		Southern Copper Corp.
		(U.S. Shares)	145,500	2,118
		Southern Copper Corp.	102,235	1,482
		Compania de Minas
		Buenaventura SA	113,540	1,431
		Compania Minera Milpo
		SA	509,777	721

			Market
			Value•
		Shares	($000)
	Compania de Minas
	Buenaventura SA ADR	40,215	508
	Minsur SA	343,080	406
	Volcan Compania Minera
	SA	455,661	216
			9,323
Philippines (0.1%)
	Philippine Long Distance
	Telephone Co.	51,110	2,091
	Bank of Philippine Islands	1,298,600	1,075
	Ayala Corp.	174,270	838
	SM Investments Corp.	160,390	650
	SM Prime Holdings, Inc.	3,570,000	614
	Ayala Land, Inc.	4,924,700	597
	Globe Telecom, Inc.	30,490	566
	Manila Electric Co.	426,200	515
	Banco De Oro	743,600	413
	Jollibee Foods Corp.	404,300	382
	PNOC Energy
	Development Corp.	5,618,000	341
	Metropolitan Bank
	& Trust Co.	523,100	277
	International Container
	Terminal Services, Inc.	779,600	226
	Megaworld Corp.	8,762,000	142
			8,727
Poland (0.2%)
	Powszechna Kasa
	Oszczednosci
	Bank Polski SA	476,043	5,378
	Bank Polska Kasa
	Opieki Grupa Pekao SA	109,851	4,996
	Telekomunikacja Polska SA	640,252	4,838
	Polski Koncern Naftowy
	SA	296,281	3,021
	Polish Oil & Gas	1,085,280	1,301
	KGHM Polska Miedz SA	111,059	1,233
	Asseco Poland SA	54,983	928
	Bank Zachodni WBK SA	20,674	912
	TVN SA	147,143	736
*	Globe Trade Centre SA	114,482	676
*	Getin Holding SA	290,808	606
*	PBG SA	7,956	561
*	Bank Rozwoju Eksportu SA	8,084	545
	Polimex Mostostal SA	387,830	430
	BIG Bank Gdanski SA	273,517	389
	Orbis SA	25,869	354
*	Grupa Lotos SA	47,812	338
*	Cersanit-Krasnystaw SA	67,579	317
	Agora SA	39,133	276
*	Echo Investment SA	261,026	232
*	Bioton SA	1,629,316	231
	Bank Przemyslowo
	Handlowy PBK SA	8,586	154
			28,452

26

Total International Stock Index Fund

			Market
			Value•
		Shares	($000)
Portugal (0.1%)
	Electricidade de Portugal
	SA	1,732,582	5,901
	Portugal Telecom SGPS
	SA	594,167	3,908
	Banco Comercial
	Portugues SA	2,184,811	2,539
	Brisa-Auto Estradas de
	Portugal SA	269,227	2,066
	Banco Espirito Santo SA	205,471	1,956
	Cimpor-Cimento de
	Portugal SA	239,531	1,093
	Jeronimo Martins,
	SGPS, SA	193,768	989
	Zon Multimedia Servicos
	de Telecomunicacoes e
	Multimedia SGPS SA	150,222	762
	Banco BPI SA	324,389	669
	Sonae SGPS SA	837,787	509
			20,392
Russia (0.7%)
	OAO Gazprom Sponsored
	ADR	2,216,636	44,140
	LUKOIL Sponsored ADR	435,500	16,719
	Sberbank	8,120,173	8,881
	MMC Norilsk Nickel ADR	798,400	8,012
	Mobile TeleSystems ADR	186,177	7,289
	OAO
	Vimpel-Communications
	Sponsored ADR	435,037	6,308
	Rosneft Oil Co. GDR	1,172,937	5,383
	Surgutneftegaz OJSC
	ADR	711,400	4,599
	Uralkali	675,869	2,953
	NovaTek OAO GDR	70,528	2,789
	Tatneft GDR	63,100	2,764
	VTB Bank OJSC GDR	798,900	2,522
	Rostelecom ADR	55,772	2,078
	Polyus Gold ADR	137,200	1,523
	Surgutneftegaz Pfd.	6,192,037	1,452
	Mechel OAO ADR	136,475	1,251
*	Pharmstandard-GDR	73,890	1,176
	Novolipetsk Steel GDR	87,620	825
*	Hydro OGK	44,186,824	816
	Gazprom Neft	298,494	681
	Cherepovets
	MK Severstal GDR	185,450	644
*	Wimm-Bill-Dann Foods
	ADR	12,680	557
*	PIK Group-GDR	88,600	532
	OAO TMK-GDR	49,100	531
	Sistema JSFC GDR	69,983	528
	OAO Transneft	1,401	460
	Comstar United
	Telesystems GDR	154,337	432

		Market
		Value•
	Shares	($000)
Magnitogorsk Iron &
Steel Works GDR	121,400	359
Sberbank Pfd.	222,031	100
		126,304
Singapore (0.5%)
Singapore
Telecommunications
Ltd.	7,459,000	12,553
United Overseas
Bank Ltd.	1,144,000	10,343
DBS Group Holdings Ltd.	1,059,000	8,084
Oversea-Chinese Banking
Corp., Ltd.	2,370,000	8,013
Singapore Airlines Ltd.	502,000	3,846
Keppel Corp., Ltd.	1,183,000	3,688
Capitaland Ltd.	1,586,000	3,179
Singapore Press
Holdings Ltd.	1,409,000	3,078
Singapore Exchange Ltd.	803,000	2,874
City Developments Ltd.	474,000	2,096
Singapore Technologies
Engineering Ltd.	1,230,000	1,942
Fraser & Neave Ltd.	895,000	1,689
Sembcorp Industries Ltd.	901,000	1,514
ComfortDelGro Corp. Ltd.	1,759,000	1,443
CapitaMall Trust	1,082,000	1,435
Wilmar International Ltd.	755,000	1,306
Noble Group Ltd.	1,426,000	1,038
Ascendas REIT	919,000	1,023
SembCorp Marine Ltd.	788,000	979
^ Olam International Ltd.	1,099,000	967
Parkway Holdings Ltd.	845,000	906
Jardine Cycle N
Carriage Ltd.	129,000	827
Venture Corp. Ltd.	197,000	720
Golden
Agri-Resources Ltd.	4,675,000	624
United Overseas
Land Ltd.	474,000	620
Capitacommercial Trust	876,000	602
Cosco Corp.
Singapore Ltd.	838,000	459
Keppel Land Ltd.	357,000	459
Neptune Orient Lines Ltd.	516,000	436
Yanlord Land Group Ltd.	382,000	196
		76,939
South Africa (0.7%)
MTN Group Ltd.	1,493,446	16,770
Sasol Ltd.	564,104	16,651
Standard Bank Group Ltd.	1,065,764	8,462
Naspers Ltd.	359,424	5,984
Impala Platinum
Holdings Ltd.	503,119	5,251
AngloGold Ltd.	256,725	4,879
Gold Fields Ltd.	598,854	4,169
FirstRand Ltd.	2,588,240	3,760

27

Total International Stock Index Fund

			Market
			Value•
		Shares	($000)
	Sanlan Ltd.	1,950,308	3,201
	Remgro Ltd.	427,565	3,144
	Telkom South Africa Ltd.	273,735	2,971
	ABSA Group Ltd.	281,962	2,950
	Anglo Platinum Ltd.	68,162	2,816
	Bidvest Group Ltd.	237,432	2,532
*	Harmony Gold
	Mining Co., Ltd.	313,009	2,289
	Tiger Brands Ltd.	151,512	2,197
	Shoprite Holdings Ltd.	399,862	2,111
	African Bank
	Investments Ltd.	750,075	2,057
	Nedbank Group Ltd.	193,172	1,875
	Murray & Roberts
	Holdings Ltd.	275,794	1,867
	Aveng Ltd.	368,514	1,822
	ArcelorMittal
	South Africa, Ltd.	184,262	1,742
	Massmart Holdings Ltd.	188,191	1,688
	RMB Holdings Ltd.	684,564	1,595
	Pretoria Portland
	Cement Co. Ltd.	494,802	1,523
	Steinhoff International
	Holdings Ltd.	976,847	1,424
	Truworths International Ltd.	415,252	1,411
	Sappi Ltd.	201,405	1,242
	Barloworld Ltd.	190,450	1,113
	African Rainbow
	Minerals Ltd.	108,286	1,108
	Kumba Iron Ore Ltd.	73,006	961
	Imperial Holdings Ltd.	164,892	942
	Woolworths Holdings Ltd.	745,907	861
	Investec Ltd.	174,319	860
	Reunert Ltd.	166,011	838
*	Aspen Pharmacare
	Holdings Ltd.	237,989	832
	Network Healthcare
	Holdings Ltd.	1,179,837	829
	Foschini Ltd.	198,385	816
	Exxaro Resources Ltd.	107,979	713
	Liberty Group Ltd.	106,315	669
	Pick’n Pay Stores Ltd.	204,434	646
	Northam Platinum Ltd.	109,074	343
			119,914
South Korea (1.3%)
	Samsung
	Electronics Co., Ltd.	88,796	37,437
	POSCO	37,391	10,299
	KT & G Corp.	107,390	6,893
	Hyundai Motor Co., Ltd.	144,398	6,672
	LG Electronics Inc.	87,908	6,563
	Shinhan Financial
	Group Co. Ltd.	259,060	6,303
	Samsung
	Electronics Co., Ltd. GDR	29,130	6,014
*	KB Financial Group, Inc.	229,087	5,679

			Market
			Value•
		Shares	($000)
	POSCO ADR	80,156	5,386
	Hyundai Heavy
	Industries Co., Inc.	39,366	5,201
	Samsung Electronics
	Co., Ltd. Pfd.	19,268	5,060
	Samsung Fire &
	Marine Insurance Co.	35,504	4,702
	Shinsegae Co., Ltd.	13,261	4,654
	Samsung Corp.	129,738	4,157
	SK Telecom Co., Ltd.	24,299	3,857
*	NHN Corp.	35,532	3,781
	LG Corp.	90,788	3,634
	Korea Electric Power Corp.	173,370	3,445
	SK Energy Co., Ltd.	54,981	3,163
	Hyundai Mobis	52,669	3,093
	LG. Philips LCD Co., Ltd.	165,300	3,065
	LG Chem Ltd.	48,524	2,946
	KT Corp.	102,550	2,610
*	Hynix Semiconductor Inc.	296,420	2,540
	Samsung
	Securities Co. Ltd.	46,121	2,346
	Samsung Heavy
	Industries Co., Ltd.	150,540	2,318
	SK Holdings Co Ltd	32,327	2,168
	S-Oil Corp.	42,182	2,137
	SK Telecom Co., Ltd. ADR	118,738	2,043
	Hana Financial Group Inc.	125,140	1,987
*	KB Financial Group, Inc.	79,188	1,949
	Hyundai Engineering &
	Construction Co., Ltd.	46,720	1,918
	DC Chemical Co., Ltd.	11,149	1,823
*	Samsung SDI Co. Ltd.	31,908	1,792
	Samsung
	Electro-Mechanics Co.	59,120	1,741
	Hyundai Development Co.	56,210	1,521
	Hyundai Steel Co.	51,284	1,488
	Shinhan Financial
	Group Co., Ltd. ADR	29,793	1,482
*	Kia Motors	175,790	1,481
*	Korea Telecom Freetel	69,950	1,467
	GS Engineering &
	Construction Corp.	30,360	1,442
	Cheil Industrial, Inc.	42,844	1,398
	Korea Exchange Bank	240,290	1,337
	Korea Electric Power Corp.
	ADR	133,112	1,318
	Lotte Shopping Co., Ltd.	9,491	1,299
	Amorepacific Corp.	2,936	1,291
	Doosan Heavy Industries
	and Construction Co., Ltd.	28,712	1,265
	LG Household &
	Health Care Ltd.	8,634	1,233
	Woori Finance
	Holdings Co., Ltd.	225,490	1,210
	Samsung
	Engineering Co., Ltd.	30,193	1,208

28

Total International Stock Index Fund

			Market
			Value•
		Shares	($000)
	Daewoo Engineering &
	Construction Co., Ltd.	165,330	1,148
	Samsung Techwin Co., Ltd.	51,530	1,092
	Daewoo Securities Co., Ltd.	111,470	1,060
	Mirae Asset
	Securities Co., Ltd.	20,721	1,035
	Kangwon Land Inc.	96,620	989
	Industrial Bank of Korea	170,550	980
	Hyundai Mipo
	Dockyard Co., Ltd.	11,273	968
	Kumkang Korea
	Chemical Co., Ltd.	4,944	965
	Korean Air Co. Ltd.	32,620	923
	GS Holdings Corp.	46,190	922
	Woongjin Coway Co., Ltd.	43,900	903
	LG Telecom Ltd.	123,770	882
	Hankook Tire Co. Ltd.	85,720	830
	Samsung Card Co. Ltd.	35,070	828
	Daewoo Shipbuilding &
	Marine Engineering
	Co., Ltd.	86,610	816
	Korea Gas Corp.	20,997	791
	Hyundai Securities Co.	128,390	788
*	CJ Cheiljedang Corp.	6,697	780
	Daelim Industrial Co.	26,099	754
	Korea Investment
	Holdings Co., Ltd.	35,810	735
	Woori Investment &
	Securities Co., Ltd.	77,870	727
	LS Cable Ltd.	16,751	708
	Hanjin Shipping Co., Ltd.	53,810	708
	KT Corp. ADR	55,567	697
*	STX Pan Ocean Co., Ltd.	926,800	655
	Hyundai Department
	Store Co., Ltd.	13,398	655
*	Hite Brewery Co., Ltd.	4,853	648
	Hanwha Corp.	40,550	635
*	Doosan Corp.	8,751	635
	Doosan Infracore Co., Ltd.	72,000	613
	Lotte Confectionery
	Co., Ltd.	694	592
	Pusan Bank	113,610	580
	Daegu Bank	114,080	580
	Hyundai Motor Co., Ltd.
	2nd Pfd.	36,660	553
	Dongkuk Steel Mill Co., Ltd.	33,470	544
	LG Dacom Corp.	38,410	543
	Honam Petrochemical Corp.	13,091	536
	S1 Corp.	15,430	525
	Hyosung Corp.	20,849	497
	Daewoo International Corp.	43,000	477
	STX Shipbuilding Co., Ltd.	40,550	469
*	SK Networks Co., Ltd.	69,410	442
	LG Electronics Inc. Pfd.	15,900	425

			Market
			Value•
		Shares	($000)
	Korea Zinc Co., Ltd.	7,812	391
	Hanjin Heavy Industries &
	Construction Co., Ltd.	26,850	382
	Korea Line Corp.	6,361	341
	Dongbu Insurance Co., Ltd.	32,200	328
	Taihan Electric Wire Co., Ltd.	22,310	318
	Hanwha Chemical Corp.	67,130	291
	Tong Yang Investment Bank	69,430	286
	Kumho Industrial Co., Ltd.	25,400	232
			224,018
Spain (1.7%)
	Telefonica SA	4,019,533	74,421
	Banco Santander
	Central Hispano SA	5,865,573	63,437
	Banco Bilbao Vizcaya
	Argentaria SA	3,331,318	38,664
	Iberdrola SA	3,272,596	23,685
	Repsol YPF SA	689,559	13,113
*	Union Fenosa, SA	339,434	7,202
	Industria de Diseno
	Textil SA	205,291	6,939
	ACS, Actividades de
	Contruccion y Servisios,
	SA	183,394	6,809
	Banco Popular Espanol SA	732,694	6,668
	Banco de Sabadell SA	853,924	5,824
	Red Electrica de Espana SA	103,498	4,536
	Abertis Infraestructuras SA	251,107	4,312
	Enagas SA	166,640	3,256
	Gas Natural SDG SA	105,136	3,236
	Gamesa Corporacion
	Tecnologica SA	168,392	2,761
	Bankinter SA	245,773	2,652
	Criteria Caixacorp SA	780,727	2,526
	Acciona SA	26,496	2,506
*	Iberdrola Renovables	777,154	2,364
	Grifols SA	117,371	2,336
	Zardoya Otis SA	120,187	2,277
	Corporacion Mapfre SA	638,637	2,032
	Cintra Concesiones de
	Infraestructuras de
	Transport SA	205,036	1,824
	Grupo Ferrovial SA	58,205	1,794
	Indra Sistemas, SA	91,312	1,774
	Fomento de Construc
	y Contra SA	42,230	1,679
	Acerinox SA	129,350	1,626
*	Banco Santander SA	120,176	1,320
	Iberia (Linea Aerea Espana)	424,542	1,002
	Gestevision Telecinco SA	102,732	825
	Sacyr Vallehermoso SA	72,902	672
	Promotora de
	Informaciones SA	81,026	317
			294,389

29

Total International Stock Index Fund

			Market
			Value•
		Shares	($000)
Sweden (0.8%)
	Telefonaktiebolaget LM
	Ericsson AB Class B	2,774,000	18,884
	Hennes & Mauritz AB
	B Shares	478,300	17,152
	Nordea Bank AB	1,946,200	15,599
	TeliaSonera AB	2,105,000	9,261
	Svenska Handelsbanken
	AB A Shares	426,100	7,830
	Investor AB B Shares	423,200	6,382
	Sandvik AB	957,200	6,212
	Volvo AB B Shares	1,015,500	5,307
	Atlas Copco AB A Shares	631,100	5,293
^	Skandinaviska Enskilda
	Banken AB A Shares	427,000	4,232
	Svenska Cellulosa AB
	B Shares	530,200	3,915
	Swedish Match AB	239,000	3,319
	Assa Abloy AB	294,400	3,287
	SKF AB B Shares	360,400	3,283
	Skanska AB B Shares	351,000	3,083
	Securitas AB B Shares	292,200	2,806
	Scania AB B Shares	340,700	2,800
^	Swedbank AB A Shares	332,600	2,749
	Atlas Copco AB B Shares	362,800	2,716
	Alfa Laval AB	350,700	2,532
	Tele2 AB B Shares	281,350	2,401
	Getinge AB B Shares	169,600	2,372
	Electrolux AB Series B	232,600	2,141
	SSAB Svenskt Stal
	AB Series A	172,600	1,745
	Husqvarna AB B Shares	248,000	1,719
	Holmen AB	50,100	1,412
	Modern Times Group
	AB B Shares	48,100	1,032
*	Lundin Petroleum AB	202,000	964
	SSAB Svenskt Stal
	AB Series B	76,800	696
	Boliden AB	266,100	640
			141,764
Switzerland (3.7%)
	Nestle SA (Registered)	3,677,639	143,012
	Novartis AG (Registered)	2,226,068	112,991
	Roche Holdings AG	657,327	100,523
*	UBS AG	2,749,994	46,660
	Credit Suisse Group
	(Registered)	978,858	36,603
	Zurich Financial Services
	AG	136,206	27,633
	ABB Ltd.	2,058,809	27,014
	Syngenta AG	97,443	18,215
	Swiss Re (Registered)	330,799	13,796
	Holcim Ltd. (Registered)	196,111	11,139
*	Compagnie Financiere
	Richemont SA	485,692	10,211
	Julius Baer Holding, Ltd.	196,548	7,687

			Market
			Value•
		Shares	($000)
	Synthes, Inc.	55,351	7,143
	Swisscom AG	21,482	6,564
*	Actelion Ltd.	91,295	4,823
	Swatch Group AG (Bearer)	29,267	4,567
	SGS Societe Generale de
	Surveillance Holding SA
	(Registered)	4,498	4,428
	Givaudan SA	6,220	4,238
	Adecco SA (Registered)	117,221	4,078
	Geberit AG	36,751	3,818
	Lonza AG (Registered)	44,148	3,664
	Kuehne &
	Nagel International AG	52,104	3,155
	Swiss Life Holding	32,558	2,934
	Baloise Holdings AG	47,278	2,528
*	Logitech International SA	159,099	2,372
	Schindler Holding AG
	(Bearer Participation
	Certificates)	47,216	2,044
	Pargesa Holding SA	24,917	1,909
	Nobel Biocare Holding AG	109,719	1,885
	Sonova Holding AG	43,356	1,801
	Lindt & Spruengli AG	764	1,644
	Sulzer AG (Registered)	25,539	1,508
*	Aryzta AG	42,039	1,486
	Swatch Group AG
	(Registered)	48,179	1,380
	Straumann Holding AG	7,080	1,202
*	Aryzta AG (Ireland Shares)	32,890	1,174
	EFG International	49,100	1,057
*	OC Oerlikon Corp AG	6,649	516
			627,402
Taiwan (1.1%)
	Taiwan Semiconductor
	Manufacturing Co., Ltd.	14,901,000	21,682
	Hon Hai Precision
	Industry Co., Ltd.	5,403,900	13,043
	MediaTek Inc.	848,000	7,594
	Chunghwa Telecom
	Co., Ltd.	4,402,120	7,283
	Taiwan Semiconductor
	Manufacturing Co., Ltd.
	ADR	875,404	7,231
	High Tech
	Computer Corp.	555,000	6,579
	Nan Ya Plastic Corp.	4,615,000	6,396
	China Steel Corp.	8,822,000	6,371
	Formosa Plastic Corp.	3,732,000	6,298
	Cathay Financial
	Holding Co.	5,562,000	5,974
	Asustek Computer Inc.	3,496,099	5,008
	Formosa Chemicals &
	Fibre Corp.	2,643,000	4,273
	AU Optronics Corp.	5,509,000	3,847
	Delta Electronics Inc.	1,458,000	3,309
	Acer Inc.	2,427,000	3,130

30

Total International Stock Index Fund

		Market
		Value•
	Shares	($000)
United
Microelectronics Corp.	9,796,175	2,690
Formosa
Petrochemical Corp.	1,123,000	2,566
Fuhwa Financial
Holdings Co., Ltd.	6,555,000	2,564
Uni-President
Enterprises Co.	2,884,250	2,465
Compal Electronics Inc.	3,416,385	2,452
Fubon Financial
Holding Co., Ltd.	3,925,000	2,381
Taiwan Cellular Corp.	1,692,000	2,339
Siliconware Precision
Industries Co.	2,161,000	2,231
Chinatrust
Financial Holding	7,549,795	2,157
Mega Financial
Holding Co. Ltd.	7,658,000	2,119
Quanta Computer Inc.	1,830,000	1,926
First Financial
Holding Co., Ltd.	4,011,912	1,892
China Development
Financial Holding Corp.	8,464,625	1,664
Far EasTone
Telecommunications
Co., Ltd.	1,520,000	1,611
Chunghwa
Telecom Co., Ltd.	95,280	1,568
Taiwan Cooperative Bank	3,110,000	1,495
Far Eastern Textile Ltd.	2,562,920	1,488
Hau Nan Financial
Holdings Co., Ltd.	2,801,860	1,477
Chi Mei
Optoelectronics Corp.	3,955,000	1,455
Advanced Semiconductor
Engineering Inc.	3,289,060	1,401
Taiwan Cement Corp.	2,600,000	1,335
Chang Hwa
Commercial Bank	3,457,000	1,324
Innolux Display Corp.	1,694,900	1,271
SinoPac Holdings	5,423,000	1,150
Catcher
Technology Co., Ltd.	440,000	1,117
Lite-On Technology Corp.	1,779,855	1,111
Foxconn Technology
Co., Ltd.	451,000	1,105
United Microelectronics
Corp. ADR	447,528	1,096
President Chain
Store Corp.	461,000	1,070
Synnex Technology
International Corp.	806,000	1,046
Shin Kong Financial
Holdings Co.	3,659,947	968
Asia Cement Corp.	1,548,780	918
Wistron Corp.	1,115,242	882

			Market
			Value•
		Shares	($000)
	Largan Precision Co., Ltd.	83,820	855
	Pou Chen Corp.	1,869,000	852
	Taiwan Fertilizer Co., Ltd.	652,000	805
*	Powerchip
	Semiconductor Corp.	6,592,000	771
	Cheng Shin Rubber
	Industry Co., Ltd.	673,900	751
	HannStar Display Corp.	4,086,000	744
	Macronix International
	Co., Ltd.	2,665,375	744
	AU Optronics Corp. ADR	106,078	732
	Powertech
	Technology Inc.	500,000	706
	Chunghwa Picture
	Tubes, Ltd.	6,377,000	646
	E.Sun Financial
	Holding Co., Ltd.	2,652,000	617
	Taishin Financial Holdings	4,116,000	614
*	Tatung Co., Ltd.	3,422,000	608
	Realtek
	Semiconductor Corp.	375,360	563
	Walsin Lihwa Corp.	2,369,000	549
	Epistar Corp.	445,408	521
	Evergreen Marine Corp.	987,000	507
	KGI Securities Co., Ltd.	2,177,000	505
	Siliconware Precision
	Industries Co. ADR	85,645	483
	Motech Industries Inc.	177,000	482
	RichTek Technology Corp.	100,100	472
	U-Ming Marine
	Transport Corp.	394,000	460
	Formosa Taffeta Co., Ltd.	779,000	459
	Transcend Information Inc.	264,496	448
	Tung Ho Enterprise Corp.	683,000	444
	Inventec Co., Ltd.	1,414,000	443
	Novatek Microelectronics
	Corp., Ltd.	397,747	441
	Unimicron
	Technology Corp.	782,750	434
	Taiwan Glass
	Industrial Corp.	882,000	428
	Wan Hai Lines Ltd.	1,018,500	427
	Tripod Technology Corp.	347,000	424
*	Nanya Technology Corp.	2,345,000	416
	Polaris Securities Co., Ltd.	1,847,040	412
	Cheng Uei Precision
	Industry Co., Ltd.	298,200	411
	Nan Ya Printed Circuit
	Board Corp.	172,000	406
	Advantech Co., Ltd.	290,000	405
	Everlight Electronics
	Co., Ltd.	268,000	405
	Mitac International Corp.	1,065,995	395
	Teco Electric &
	Machinery Co., Ltd.	1,573,000	379
*	EVA Airways Corp.	1,561,000	379

31

Total International Stock Index Fund

			Market
			Value•
		Shares	($000)
*	Taiwan Business Bank	1,911,000	375
*	ProMOS
	Technologies Inc.	5,387,000	355
	Sino-American
	Silicon Products, Inc.	164,000	344
*	CMC Magnetics Corp.	2,485,000	341
	Yageo Corp.	2,146,000	331
	Yang Ming
	Marine Transport	1,185,776	327
	D-Link Corp.	470,000	322
*	China Airlines	1,337,000	320
	Far Eastern Department
	Stores Ltd.	697,000	315
	Wafer Works Corp.	183,355	315
*	Winbond
	Electronics Corp.	2,978,000	310
	Eternal Chemical Co., Ltd.	577,500	302
	Qisda Corp.	1,226,000	297
	Taiwan Secom Corp., Ltd.	241,000	296
	Pan-International
	Industrial Co., Ltd.	330,750	288
	Firich Enterprises Co., Ltd.	106,842	277
	Yulon Motor Co., Ltd.	682,015	273
	Advanced
	Semiconductor
	Engineering Inc. ADR	123,780	269
	Feng Hsin Iron &
	Steel Co., Ltd.	372,000	261
	Zinwell Corporation	236,000	253
	Kinsus Interconnect
	Technology Corp.	227,000	249
	Vanguard International
	Semiconductor Corp.	797,000	236
	Wintek Corp.	927,000	235
	Asia Optical Co., Inc.	177,000	233
	Inventec Appliances Corp.	220,000	212
*	Via Technologies Inc.	865,000	209
*	Mosel Vitelic Inc.	870,000	202
	Cathay Construction Corp.	837,000	183
*	Inotera Memories, Inc.	766,000	183
	China Motor Co., Ltd.	532,000	181
	Compal
	Communications, Inc.	273,000	170
	Farglory Land
	Development Co., Ltd	168,000	105
			192,464
Thailand (0.1%)
	PTT Public Co. Ltd.
	(Foreign)	775,600	3,564
	PTT Exploration
	and Production
	Public Co. Ltd. (Foreign)	1,059,700	2,650
	Bangkok Bank
	Public Co., Ltd. (Foreign)	861,500	1,741
	Advanced Info Service
	Public Co., Ltd. (Foreign)	825,700	1,738

			Market
			Value•
		Shares	($000)
	Kasikornbank
	Public Co. Ltd. (Foreign)	1,085,700	1,579
	Siam Commercial
	Bank Public Co. Ltd.
	(Foreign)	916,700	1,421
*	Bangkok Bank
	Public Co., Ltd. (Local)	439,000	883
	Siam Cement
	Public Co. Ltd. (Foreign)	278,400	842
*	Kasikornbank
	Public Co., Ltd. (Local)	477,900	694
*	Bank of Ayudhya PLC
	(Local)	2,338,500	687
	IRPC Public Co., Ltd.
	(Foreign)	8,871,800	578
	Banpu Public Co. Ltd.
	(Foreign)	120,500	577
*	Total Access
	Communication
	Public Co. Ltd.	650,700	465
	C.P. 7-Eleven
	Public Co. Ltd. (Foreign)	2,097,000	463
	Thai Oil Public Co., Ltd.
	(Foreign)	678,600	407
	BEC World Public Co. Ltd.
	(Foreign)	842,300	403
*	Siam Cement
	Public Co. Ltd. (Local)	126,900	373
	PTT Chemical
	Public Co., Ltd. (Foreign)	334,900	336
	Krung Thai Bank
	Public Co. Ltd. (Foreign)	2,722,100	318
	PTT Aromatics &
	Refining Public Co. Ltd.
	(Foreign)	1,092,900	316
	Ratchaburi Electricity
	Generating Holding
	Public Co., Ltd.	353,400	315
*	Thai Military Bank
	Public Co., Ltd.
	(Foreign)	18,941,300	308
	Glow Energy
	Public Co. Ltd. (Foreign)	487,800	281
	Airports of Thailand
	Public Co. Ltd. (Foreign)	418,200	229
	Land and Houses
	Public Co. Ltd. (Foreign)	2,075,900	223
*	Banpu Public Co. Ltd.
	(Local)	39,300	185
	Central Pattana
	Public Co. Ltd. (Foreign)	639,700	172
*	PTT Public Co., Ltd.
	(Local)	37,000	170
			21,918

32

Total International Stock Index Fund

			Market
			Value•
		Shares	($000)
Turkey (0.2%)
*	Turkiye Garanti Bankasi
	A.S.	1,933,424	3,247
	Turkcell Iletisim
	Hizmetleri A.S.	624,550	3,135
	Akbank T.A.S.	828,029	2,844
	Turkiye Is Bankasi
	A.S. C Shares	894,915	2,544
	Anadolu Efes Biracilik
	ve Malt Sanayii A.S.	205,124	1,737
	Eregli Demir ve Celik
	Fabrikalari A.S.	528,883	1,630
	Tupras-Turkiye Petrol
	Rafinerileri A.S.	115,806	1,462
	Haci Omer Sabanci
	Holding A.S.	424,610	1,031
*	Turk Telekomunikasyon
	A.S.	474,082	1,002
*	Yapi ve Kredi Bankasi A.S.	787,551	999
	Enka Insaat ve Sanayi A.S.	223,410	837
	Turkiye Halk Bankasi A.S.	293,183	802
*	BIM Birlesik Magazalar A.S. 35,327		713
*	KOC Holding A.S.	380,456	710
	Turkiye Vakiflar Bankasi
	T.A.O.	711,000	694
*	Dogan Sirketler Grubu
	Holding A.S.	490,734	387
*	Asya Katilim Bankasi AS	375,162	329
*	Turk Sise ve Cam
	Fabrikalari A.S.	322,592	262
*	Tekfen Holding A.S.	96,268	258
*	TAV Havalimanlari
	Holding A.S.	101,609	247
*	Coca-Cola Icecek A.S.	51,068	245
	Aksigorta A.S.	116,336	240
*	Petkim Petrokimya
	Holding A.S.	78,662	214
	Ford Otomotiv Sanayi A.S.	64,790	204
	Arcelik A.S.	114,743	163
	Tofas Turk Otomobil
	Fabrikasi A.S.	119,803	140
*	Dogan Yayin Holding A.S.	206,889	119
			26,195
United Kingdom (9.3%)
	BP PLC	17,620,449	143,633
	HSBC Holdings PLC	11,232,282	133,037
	GlaxoSmithKline PLC	5,117,550	98,379
	Vodafone Group PLC	49,711,512	95,631
	Royal Dutch Shell PLC
	Class A	3,318,654	91,179
	Royal Dutch Shell PLC
	Class B	2,563,058	69,489
	AstraZeneca Group PLC	1,362,446	57,738
	BG Group PLC	3,130,305	46,028
	British American Tobacco
	PLC	1,600,559	43,902

			Market
			Value•
		Shares	($000)
	Rio Tinto PLC	933,773	43,619
	Tesco PLC	7,347,691	40,259
	Diageo PLC	2,386,517	36,419
	BHP Billiton PLC	2,064,906	35,063
	Anglo American PLC	1,237,004	31,038
	Unilever PLC	1,214,534	27,285
	National Grid Transco
	PLC	2,334,826	26,302
	Imperial Tobacco Group
	PLC	950,795	25,483
	Reckitt Benckiser Group
	PLC	566,218	23,951
	Standard Chartered PLC	1,335,835	22,077
	Barclays PLC	7,619,895	21,843
	BAE Systems PLC	3,285,308	18,467
	Lloyds TSB Group PLC	5,571,312	18,007
	Royal Bank of
	Scotland Group PLC	15,432,960	17,000
	Centrica PLC	3,438,389	16,896
	Scottish &
	Southern Energy PLC	815,162	15,979
	Aviva PLC	2,511,201	14,979
	BT Group PLC	7,219,389	13,566
	SABMiller PLC	851,864	13,531
	Prudential PLC	2,348,636	11,798
	Cadbury PLC	1,274,162	11,700
	British Energy Group
	PLC	970,986	11,614
	Xstrata PLC	593,272	10,148
	Morrison Supermarkets
	PLC	2,284,526	9,727
	Man Group PLC	1,609,215	9,291
	Rolls-Royce Group PLC	1,721,413	9,108
	Reed Elsevier PLC	1,036,828	9,097
	HBOS PLC	5,034,359	8,243
	Compass Group PLC	1,757,089	8,171
	Standard Life PLC	2,058,537	7,969
	Land Securities Group
	PLC	447,178	7,938
	Smith & Nephew PLC	825,034	7,554
	Pearson PLC	752,994	7,500
*	United Utilities Group PLC	633,561	7,154
	Royal & Sun Alliance
	Insurance Group PLC	3,074,687	6,838
	Shire Ltd.	520,544	6,821
	British Sky Broadcasting
	Group PLC	1,060,923	6,456
	Legal & General Group
	PLC	5,610,750	6,453
	WPP Group PLC	1,044,288	6,247
	Capita Group PLC	559,218	5,778
	Tullow Oil PLC	670,187	5,692
	Marks & Spencer Group
	PLC	1,504,424	5,333
	Experian Group Ltd.	956,088	5,273
	International Power PLC	1,412,025	5,052

33

Total International Stock Index Fund

			Market
			Value•
		Shares	($000)
	Severn Trent PLC	220,343	4,870
	British American Tobacco
	PLC
	(South African Shares)	173,614	4,728
	British Land Co., PLC	472,006	4,707
	Smiths Group PLC	359,181	4,625
	Cable and Wireless PLC	2,305,225	4,569
	J. Sainsbury PLC	983,390	4,492
	Kingfisher PLC	2,180,652	4,025
	Old Mutual PLC	4,651,379	3,767
	Associated British Foods
	PLC	334,724	3,745
	Rexam PLC	605,606	3,649
	Group 4 Securicor PLC	1,193,536	3,615
	Wolseley PLC	641,250	3,509
	The Sage Group PLC	1,216,371	3,405
	Carnival PLC	150,696	3,314
*	Cairn Energy PLC	123,877	3,209
	Cobham PLC	1,052,674	3,199
	Bunzl PLC	316,337	3,181
	Hammerson PLC	273,258	3,149
	Thomson Reuters PLC	181,064	3,137
	Next PLC	183,752	3,123
	3i Group PLC	351,112	3,063
	FirstGroup PLC	452,549	2,986
	Johnson Matthey PLC	198,277	2,984
	Drax Group PLC	314,135	2,919
	Lonmin PLC	144,225	2,690
	Serco Group PLC	444,848	2,653
	Liberty International PLC	235,667	2,622
	Home Retail Group	803,410	2,561
	Amec PLC	304,625	2,549
	ICAP PLC	506,739	2,525
	Tate & Lyle PLC	420,430	2,499
	Friends Provident PLC	2,122,355	2,434
	Whitbread PLC	161,255	2,337
	Antofagasta PLC	359,182	2,219
	InterContinental
	Hotels Group PLC	244,994	2,080
*	Invensys PLC	765,785	1,920
	Vedanta Resources PLC	133,031	1,842
	Segro PLC	403,840	1,823
	Burberry Group PLC	398,563	1,774
	Balfour Beatty PLC	437,431	1,768
	TUI Travel PLC	518,395	1,582
	LogicaCMG PLC	1,367,405	1,522
	Stagecoach Group PLC	497,775	1,495
	ITV PLC	3,069,395	1,482
	Eurasian Natural
	Resources Corp.	295,712	1,479
	Tomkins PLC	799,171	1,467
	Schroders PLC	113,479	1,455

			Market
			Value•
		Shares	($000)
	United Business
	Media Ltd.	217,939	1,418
	Ladbrokes PLC	552,955	1,409
	Hays PLC	1,280,439	1,406
	Investec PLC	370,031	1,405
	Meggitt PLC	627,898	1,376
	Persimmon PLC	273,348	1,323
	IMI PLC	297,521	1,322
	GKN PLC	656,613	1,259
	London Stock Exchange
	PLC	138,805	1,259
	Mondi PLC	344,314	1,250
	Daily Mail and
	General Trust PLC	261,117	1,230
	Thomas Cook Group PLC	449,707	1,220
	Rentokil Initial PLC	1,670,005	1,214
	British Airways PLC	542,946	1,201
	National Express Group
	PLC	121,064	1,115
	William Hill PLC	315,737	971
	Mitchells & Butlers PLC	366,862	929
	Kazakhmys PLC	194,099	910
	The Berkeley Group
	Holdings PLC	75,591	910
	Carphone Warehouse PLC	367,002	797
	Enterprise Inns PLC	474,225	747
	Inchcape PLC	411,168	524
			1,597,678
	Total Common Stocks
	(Cost $13,533,913)		8,977,324
	Temporary Cash Investment (1.0%)
2,3	Vanguard Market
	Liquidity Fund,
	2.217%
	(Cost $166,630)	166,629,926	166,630
	Total Investments (101.0%)
	(Cost $21,598,442)		17,317,812
	Other Assets and Liabilities (–1.0%)
	Other Assets		60,658
	Liabilities[3]		(225,991)
			(165,333)
	Net Assets (100%)
	Applicable to 1,563,433,864 outstanding
	$.001 par value shares of beneficial
	interest (unlimited authorization)		17,152,479
	Net Asset Value Per Share		$10.97

34

Total International Stock Index Fund

At October 31, 2008, net assets consisted of:
Amount
($000)
Paid-in Capital	22,106,008
Undistributed Net Investment Income	81,475
Accumulated Net Realized Losses	(755,711)
Unrealized Appreciation (Depreciation)
Investment Securities	(4,280,630)
Foreign Currencies	1,337
Net Assets	17,152,479

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $122,377,000.

1 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 Includes $129,751,000 of collateral received for securities on loan.

ADR—American Depositary Receipt.

GDR—Global Depositary Receipt.

REIT—Real Estate Investment Trust.

See accompanying Notes, which are an integral part of the Financial Statements.

35

Total International Stock Index Fund

Statement of Operations

Year Ended
October 31, 2008
($000)
Investment Income
Income
Dividends[1,2]	812,506
Security Lending	183
Total Income	812,689
Expenses
The Vanguard Group--Note B
Investment Advisory Services	48
Management and Administrative	6,219
Custodian Fees	705
Auditing Fees	20
Shareholders’ Reports	76
Trustees’ Fees and Expenses	1
Total Expenses	7,069
Net Investment Income	805,620
Realized Net Gain (Loss)
Investment Securities Sold[2]	(705,537)
Capital Gain Distributions Received	—
Foreign Currencies	(3,035)
Realized Net Gain (Loss)	(708,572)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(15,815,482)
Foreign Currencies	1,337
Change in Unrealized Appreciation (Depreciation)	(15,814,145)
Net Increase (Decrease) in Net Assets Resulting from Operations	(15,717,097)

1 Dividends are net of foreign withholding taxes of $4,673,000.

2 Dividend income and realized net gain (loss) from affiliated companies of the fund were $728,817,000 and ($624,990,000), respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

36

Total International Stock Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	805,620	452,034
Realized Net Gain (Loss)	(708,572)	67,347
Change in Unrealized Appreciation (Depreciation)	(15,814,145)	6,193,030
Net Increase (Decrease) in Net Assets Resulting from Operations	(15,717,097)	6,712,411
Distributions
Net Investment Income	(730,097)	(446,154)
Realized Capital Gain	—	—
Total Distributions	(730,097)	(446,154)
Capital Share Transactions
Issued	8,100,643	8,204,059
Issued in Lieu of Cash Distributions	669,637	410,001
Redeemed[1]	(4,895,227)[2]	(3,355,766)
Net Increase (Decrease) from Capital Share Transactions	3,875,053	5,258,294
Total Increase (Decrease)	(12,572,141)	11,524,551
Net Assets
Beginning of Period	29,724,620	18,200,069
End of Period[3]	17,152,479	29,724,620

1 The fund collected redemption fees of $1,711,000 and $907,000, which were reallocated proportionately to the funds in which the fund invests.

2 Net of redemption fees of $204,000.

3 Net Assets—End of Period includes undistributed net investment income of $81,475,000 and $8,965,000.

See accompanying Notes, which are an integral part of the Financial Statements.

37

Total International Stock Index Fund

Financial Highlights

	Year Ended October 31,
For a Share Outstanding Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$21.89	$16.90	$13.49	$11.48	$9.84
Investment Operations
Net Investment Income	.540[1]	.412	.294	.255	.190
Capital Gain Distributions Received	—	—	—	—	—
Net Realized and Unrealized Gain (Loss)
on Investments	(10.938)	4.980	3.410	2.010	1.640
Total from Investment Operations	(10.398)	5.392	3.704	2.265	1.830
Distributions
Dividends from Net Investment Income	(.522)	(.402)	(.294)	(.255)	(.190)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.522)	(.402)	(.294)	(.255)	(.190)
Net Asset Value, End of Period	$10.97	$21.89	$16.90	$13.49	$11.48

Total Return[2]	–48.57%	32.47%	27.84%	19.91%	18.80%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,152	$29,725	$18,200	$11,331	$7,317
Ratio of Expenses to
Average Net Assets—Note B	0.03%[3]	0%	0%	0%	0%
Ratio of Net Investment Income to
Average Net Assets	3.07%	1.93%	1.71%	1.76%	1.54%
Portfolio Turnover Rate	15%[4]	2%	2%	3%	3%

1 Calculated based on average shares outstanding.

2 Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months; or the account service fee that may be applicable to certain accounts with balances below $10,000.

3 The acquired fund fees and expenses were 0.25%. Including the acquired fund fees and expenses, the fund’s total operating expenses represented 0.28% of average net assets.

4 Excludes the value of securities received and mutual fund shares delivered in connection with a change in the fund’s investment policy to invest directly in individual stocks and reduce the fund’s investments in Vanguard mutual funds.

See accompanying Notes, which are an integral part of the Financial Statements.

38

Total International Stock Index Fund

Notes to Financial Statements

Vanguard Total International Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Through July 2008, the fund invested solely in the European, Pacific, and Emerging Markets Stock Index Funds. Beginning in August 2008, the fund also invests directly in individual stocks. The fund’s direct and indirect investments in foreign securities involve investment risks not normally associated with investing in securities of U.S. corporations.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Investments in Vanguard funds are valued at each fund’s net asset value. Other equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2005–2008), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

39

Total International Stock Index Fund

6. Other: Dividend income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. A portion of the fees assessed on redemptions of capital shares is reallocated proportionately to the funds in which the fund invests, and the remainder is credited to paid-in capital.

B. Under service agreements, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The costs of such services are allocated to the fund under methods approved by the board of trustees. With respect to assets invested in other Vanguard funds, the fund’s direct expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended October 31, 2008, the fund realized net foreign currency losses of $3,035,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the year ended October 31, 2008, the fund realized gains on the sale of passive foreign investment companies of $22,000, which have been included in current period taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Unrealized appreciation on the fund’s passive foreign investment company holdings at October 31, 2008, was $128,000.

For tax purposes, at October 31, 2008, the fund had $81,475,000 of ordinary income available for distribution. The fund had available realized losses of $686,643,000 to offset future net capital gains of $4,316,000 through October 31, 2009, $43,870,000 through October 31, 2010, and $638,457,000 through October 31, 2016.

At October 31, 2008, the cost of investment securities for tax purposes was $21,667,511,000. Net unrealized depreciation of investment securities for tax purposes was $4,349,699,000, consisting of unrealized gains of $467,059,000 on securities that had risen in value since their purchase and $4,816,758,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the year ended October 31, 2008, the fund purchased $18,392,387,000 of investment securities and sold $14,450,173,000 of investment securities, other than temporary cash investments.

40

Total International Stock Index Fund

E. Capital shares issued and redeemed were:

	Year Ended October 31,
	2008	2007
	Shares	Shares
	(000)	(000)
Issued	473,699	433,657
Issued in Lieu of Cash Distributions	33,718	23,151
Redeemed	(301,597)	(176,014)
Net Increase (Decrease) in Shares Outstanding	205,820	280,794

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of October 31, 2008, based on the inputs used to value them:

Investments
in Securities
Valuation Inputs	($000)
Level 1—Quoted prices	8,744,472
Level 2—Other significant observable inputs	8,573,340
Level 3—Significant unobservable inputs	—
Total	17,317,812

41

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard International Equity Index Funds and the Shareholders of Vanguard Total International Stock Index Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Total International Stock Index Fund (the “Fund”) at October 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2008 by correspondence with the custodian, and by agreement to the underlying ownership records for the Vanguard funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 19, 2008

Special 2008 tax information (unaudited) for Vanguard Total International Stock Index Fund

This information for the fiscal year ended October 31, 2008, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $542,535,000 of qualified dividend income to shareholders during the fiscal year.

The fund will pass through to shareholders foreign source income of $78,536,000 and foreign taxes paid of $3,105,000. The pass-through of foreign taxes paid will affect only shareholders on the dividend record date in December 2008. Shareholders will receive more detailed information along with their Form 1099-DIV in January 2009.

42

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income, using actual prior-year figures and estimates for 2008. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: Total International Stock Index Fund[1]
Periods Ended October 31, 2008
	One	Five	Ten
	Year	Years	Years
Returns Before Taxes	–48.57%	4.41%	2.49%
Returns After Taxes on Distributions	–48.83	3.95	1.89
Returns After Taxes on Distributions and Sale of Fund Shares	–31.08	3.76	1.89

1 Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2000; the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months; or the account service fee that may be applicable to certain accounts with balances below $10,000.

43

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expense ratio is expressed as a percentage of its average net assets. For the Total International Stock Index Fund, the expense ratio is based on both the fund’s own operating expenses and, indirectly, on the expense ratios of the other Vanguard funds in which it invests. The indirect expenses are known as “acquired fund fees and expenses.”

The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs are calculated using each fund’s acquired fund fees and expenses.

The accompanying table illustrate your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended October 31, 2008
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total International Stock Index Fund	4/30/2008	10/31/2008	Period[1]
Based on Actual Fund Return	$1,000.00	$571.95	$1.11
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.79	1.43

1 These calculations are based on the fund’s own operating expenses for the most recent six-month period combined with the acquired fund fees and expenses for the underlying mutual funds in which it invests. The resulting annualized expense ratio is 0.28%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

44

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the transaction fees or the account service fee described in the prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

45

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Total International Stock Index Fund has approved the fund’s investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity Group—serves as the investment advisor for the fund. The board determined that the investment advisory arrangement with Vanguard was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance with similar mandates. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the benefits to shareholders of selecting Vanguard as an advisor to the fund, particularly in light of the nature, extent, and quality of services to be provided by the advisor. The board noted that Vanguard has a track record of success in its management of other index funds as well as actively managed funds. Vanguard has been managing investments for more than 25 years. George U. Sauter, Vanguard managing director and chief investment officer, has been in the investment management business since 1985. Mr. Sauter has led the Quantitative Equity Group since 1987. The group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance

The board noted that Vanguard’s portfolio management team has depth and stability. The board determined that, in its management of other Vanguard index funds, the Quantitative Equity Group has a track record of consistent performance and disciplined investment processes. Information about the fund’s performance can be found in the Performance Summary section of this report.

Cost

The board considered the cost of services to be provided, including consideration of competitive fee rates and the fact that, after the implementation of the arrangement with Vanguard, the fund’s advisory expense ratio would be well below the average advisory expense ratio of its peer group. Information about the fund’s expense ratio appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the fund’s low-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as the fund’s assets increase.

The board will consider whether to renew the advisory arrangement after a one-year period.

46

Glossary

Acquired Fund Fees and Expenses. Funds that invest in other Vanguard funds bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds, and they must pay any fees charged by those funds. The figure for acquired fund fees and expenses represents a weighted average of these underlying costs. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

47

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board and Director/
Trustee Since May 1987;	Trustee of The Vanguard Group, Inc., and of each of the investment companies served
Chairman of the Board	by The Vanguard Group; Chief Executive Officer and President of The Vanguard Group
156 Vanguard Funds Overseen	and of each of the investment companies served by The Vanguard Group (1996–2008).

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee Since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
156 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Emerson U. Fullwood
Born 1948	Principal Occupation(s) During the Past Five Years: Executive Chief Staff and Marketing
Trustee Since January 2008	Officer for North America since 2004 and Corporate Vice President of Xerox Corporation
156 Vanguard Funds Overseen	(photocopiers and printers); Director of SPX Corporation (multi-industry manufacturing), of the United Way of Rochester, and of the Boy Scouts of America.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman, President, and
Trustee Since December 2001[2]	Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of
156 Vanguard Funds Overseen	the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services), since 2005.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee Since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
156 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and
the University Center for Human Values (1990–2004), Princeton University; Director of
Carnegie Corporation of New York since 2005 and of Schuylkill River Development
Corporation and Greater Philadelphia Chamber of Commerce since 2004; Trustee of the National Constitution Center since 2007.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and
Trustee Since July 1998	Chief Global Diversity Officer since 2006, Vice President and Chief Information
156 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson &
Johnson (pharmaceuticals/consumer products); Director of the University Medical
Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance
Trustee Since December 2004	and Banking, Harvard Business School; Senior Associate Dean and Director of Faculty
156 Vanguard Funds Overseen	Recruiting, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm); Chair of the Investment Committee of HighVista Strategies LLC (private investment firm) since 2005.

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee Since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director
156 Vanguard Funds Overseen	of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee Since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines) and
156 Vanguard Funds Overseen	AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Chief Financial Officer	Treasurer of each of the investment companies served by The Vanguard Group; Chief
Since September 2008	Financial Officer of each of the investment companies served by The Vanguard
Treasurer Since July 1998	Group since 2008.
156 Vanguard Funds Overseen

F. William McNabb III
Born 1957	Principal Occupation(s) During the Past Five Years: Chief Executive Officer, Director,
Chief Executive Officer	and President of The Vanguard Group, Inc., since 2008; Chief Executive Officer and
Since August 31, 2008	President of each of the investment companies served by The Vanguard Group since
President Since March 2008	2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard
156 Vanguard Funds Overseen	Group (1995–2008).

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard
Secretary Since July 2005	Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of
156 Vanguard Funds Overseen	The Vanguard Group and of each of the investment companies served by The Vanguard
Group since 2005; Director and Senior Vice President of Vanguard Marketing Corporation
since 2005; Principal of The Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller	Ralph K. Packard	George U. Sauter
Mortimer J. Buckley	Paul A. Heller	James M. Norris	Glenn W. Reed

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1	These individuals are “interested persons” as defined in the Investment Company Act of 1940.
2	December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.
Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036	You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting our website, www.vanguard.com,
Text Telephone for People	and searching for “proxy voting guidelines,” or by
With Hearing Impairment > 800-952-3335	calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, www.sec.gov.
In addition, you may obtain a free report on how your
fund voted the proxies for securities it owned during
This material may be used in conjunction	the 12 months ended June 30. To get the report, visit
with the offering of shares of any Vanguard	either www.vanguard.com or www.sec.gov.
fund only if preceded or accompanied by
the fund’s current prospectus.
You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
The funds or securities referred to herein are not	To find out more about this public service, call the SEC
sponsored, endorsed, or promoted by MSCI, and MSCI	at 202-551-8090. Information about your fund is also
bears no liability with respect to any such funds or	available on the SEC’s website, and you can receive
securities. For any such funds or securities, the	copies of this information, for a fee, by sending a
prospectus or the Statement of Additional Information	request in either of two ways: via e-mail addressed to
contains a more detailed description of the limited	publicinfo@sec.gov or via regular mail addressed to the
relationship MSCI has with The Vanguard Group and	Public Reference Section, Securities and Exchange
any related funds.	Commission, Washington, DC 20549-0102.

Russell is a trademark of The Frank Russell Company.

© 2008 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q1130 122008

>

For the fiscal year ended October 31, 2008, returns for the Vanguard International Stock Index Funds were sharply lower across the board. A rising U.S. dollar against most currencies further lowered returns for U.S. investors.

>	The funds tracked their benchmarks and delivered returns that surpassed the average returns of their mutual fund peers.
>	A global credit crisis and fears of a global economic slowdown drove down stock values worldwide.

Contents

Your Fund’s Total Returns	1
President’s Letter	4
European Stock Index Fund	11
Pacific Stock Index Fund	36
Emerging Markets Stock Index Fund	61
Developed Markets Index Fund	92
Institutional Developed Markets Index Fund	101
Your Fund’s After-Tax Returns	112
About Your Fund’s Expenses	114
Glossary	117

European Stock Index Fund

Pacific Stock Index Fund

Emerging Markets Stock Index Fund

Developed Markets Index Fund

Institutional Developed Markets Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Fiscal Year Ended October 31, 2008
	Ticker	Total
	Symbol	Returns
Vanguard European Stock Index Fund
Investor Shares	VEURX	–47.80%
Admiral™ Shares[1]	VEUSX	–47.74
Signal® Shares[2]	VESSX	–47.74
Institutional Shares[3]	VESIX	–47.72
ETF Shares[4]	VGK
Market Price		–47.28
Net Asset Value		–47.73
MSCI Europe Index		–48.02
Average European Region Fund[5]		–49.48

Vanguard Pacific Stock Index Fund
Investor Shares	VPACX	–42.71%
Admiral Shares[1]	VPADX	–42.62
Signal Shares[2]	VPASX	–42.61
Institutional Shares[3]	VPKIX	–42.62
ETF Shares[4]	VPL
Market Price		–42.40
Net Asset Value		–42.61
MSCI Pacific Index		–43.49
Average Japan/Pacific Region Fund[5]		–46.22

1 A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

2 Signal Shares also carry lower costs and are available to certain institutional shareholders who meet specific administrative, service, and account-size criteria.

3 This class of shares carries low expenses and is available for a minimum initial investment of $5 million.

4 Vanguard ETF™ Shares are traded on the NYSE Arca exchange and are available only through brokers. The table shows the ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

5 Derived from data provided by Lipper Inc.

Your Fund’s Total Returns

Fiscal Year Ended October 31, 2008
	Ticker	Total
	Symbol	Returns
Vanguard Emerging Markets Stock Index Fund
Investor Shares	VEIEX	–56.66%
Admiral Shares[1]	VEMAX	–56.63
Signal Shares[2]	VERSX	–56.64
Institutional Shares[3]	VEMIX	–56.61
ETF Shares[4]	VWO
Market Price		–56.74
Net Asset Value		–56.62
MSCI Emerging Markets Index		–56.35
Average Emerging Markets Fund[5]		–57.30

Vanguard Developed Markets Index Fund	VDMIX	–46.24%
MSCI EAFE Index		–46.62
Average International Fund[5]		–47.97

Vanguard Institutional Developed Markets Index Fund	VIDMX	–46.12%
MSCI EAFE Index		–46.62
Average International Fund[5]		–47.97

1 A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

2 Signal Shares also carry lower costs and are available to certain institutional shareholders who meet specific administrative, service, and account-size criteria.

3 This class of shares carries low expenses and is available for a minimum initial investment of $5 million.

4 Vanguard ETF Shares are traded on the NYSE Arca exchange and are available only through brokers. The table shows the ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

5 Derived from data provided by Lipper Inc.

Your Fund’s Performance at a Glance

October 31, 2007–October 31, 2008
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
European Stock Index Fund
Investor Shares	$43.43	$21.99	$1.215	$0.000
Admiral Shares	102.09	51.71	2.939	0.000
Signal Shares	39.50	20.01	1.129	0.000
Institutional Shares	43.51	22.04	1.261	0.000
ETF Shares	81.66	41.37	2.356	0.000
Pacific Stock Index Fund
Investor Shares	$14.19	$7.94	$0.303	$0.000
Admiral Shares	92.94	52.04	2.060	0.000
Signal Shares	32.28	18.08	0.709	0.000
Institutional Shares	14.22	7.96	0.318	0.000
ETF Shares	75.17	42.10	1.669	0.000
Emerging Markets Stock Index Fund
Investor Shares	$36.78	$15.66	$0.587	$0.000
Admiral Shares	48.47	20.63	0.820	0.000
Signal Shares	46.61	19.85	0.760	0.000
Institutional Shares	36.90	15.71	0.632	0.000
ETF Shares[1]	58.31	24.83	0.985	0.000
Developed Markets Index Fund	$14.91	$7.79	$0.387	$0.005
Institutional Developed Markets Index Fund	$14.79	$7.74	$0.396	$0.000

1 Adjusted to reflect a 2-for-1 share split as of the close of business on June 13, 2008.

President’s Letter

Dear Shareholder,

After several years of generous returns, international markets dropped sharply during the past 12 months as a global credit crisis caused investors to pull back from riskier investments such as stocks. The bear market spared no country, but emerging markets suffered the most, as Vanguard Emerging Markets Stock Index Fund returned –56.66% for Investor Shares.

Losses in Europe and the Pacific region were a bit less severe, but still deep, as Vanguard European Stock Index Fund lost –47.80% and Vanguard Pacific Stock Index Fund retreated –42.71% (Investor Shares). Vanguard Developed Markets Index Fund and its institutional counterpart, which invest in the European and Pacific funds in market-weighted proportions, posted similar results.

These results for the Vanguard International Stock Index Funds (the Emerging Markets Stock Index Fund excepted) slightly exceeded the returns of their respective benchmark indexes because of short-term discrepancies that arose from fair-value pricing, which is described more fully later in this letter. The funds’ performances were also slightly better than the average returns of their peer groups.

Please note that the ETF Shares of the Emerging Markets Stock Index Fund underwent a 2-for-1 split in June. If you own one or more of the funds in a taxable account, you may wish to review the details of the funds’ after-tax returns on page 112.

Stock prices fell sharply in global upheaval

Global stock markets started the 12-month period near all-time highs but then declined sharply, laid low by the financial crisis that originated in the fixed income markets. The descent traced a series of jagged ups and downs. During the week ended October 10, for example, the U.S. stock market returned about –18%. When Wall Street opened the following Monday, stocks surged, returning more than 10% over the next six-and-a-half hours.

For the full 12 months, the broad U.S. stock market returned –36.43%; international stocks returned –48.27%. The pain was especially acute in emerging markets—among the strongest performers in recent years—as investors became increasingly risk-averse.

Bond market averages masked disparate returns

The broad U.S. taxable bond market registered an unremarkable return of 0.30% for the 12 months, but by its own typically sedate standards, the dislocations were extreme. The strong performance of U.S. Treasury and government securities was offset by double-digit declines in the corporate bond market. These dynamics led to unusually large differences between the yields of Treasuries and their corresponding private sector securities—both a reflection and a cause of the credit market’s distress. Despite their generally high creditworthiness, municipal bonds also fell in price, with the broad tax-exempt market registering a 12-month return of –3.30%.

Market Barometer
	Average Annual Total Returns
	Periods Ended October 31, 2008
	One Year	Three Years	Five Years
Stocks
MSCI All Country World Index ex USA (International)	–48.27%	–3.93%	5.05%
Russell 1000 Index (Large-caps)	–36.80	–5.51	0.37
Russell 2000 Index (Small-caps)	–34.16	–4.79	1.57
Dow Jones Wilshire 5000 Index (Entire market)	–36.43	–5.10	0.81

Bonds
Lehman U.S. Aggregate Bond Index (Broad taxable market)	0.30%	3.60%	3.48%
Lehman Municipal Bond Index	–3.30	1.71	2.73
Citigroup 3-Month Treasury Bill Index	2.31	3.93	3.10

CPI
Consumer Price Index	3.66%	2.83%	3.20%

Expense Ratios
Your Fund Compared With Its Peer Group
	Fund	Acquired Fund	Peer-Group
	Expense	Fees and	Expense
	Ratio[1]	Expenses[2]	Ratio[3]
European Stock Index Fund
Investor Shares	0.22%	—	1.35%
Admiral Shares	0.12	—	1.35
Signal Shares	0.12	—	1.35
Institutional Shares	0.09	—	1.35
ETF Shares	0.12	—	1.35
Pacific Stock Index Fund
Investor Shares	0.22%	—	1.58%
Admiral Shares	0.12	—	1.58
Signal Shares	0.12	—	1.58
Institutional Shares	0.09	—	1.58
ETF Shares	0.12	—	1.58
Emerging Markets Stock Index Fund
Investor Shares	0.37%	—	1.80%
Admiral Shares	0.25	—	1.80
Signal Shares	0.25	—	1.80
Institutional Shares	0.20	—	1.80
ETF Shares	0.25	—	1.80
Developed Markets Index Fund	—	0.22%	1.48%
Institutional Developed Markets Index Fund	—	0.09%	1.48%

1 The fund expense ratios shown are from the prospectus dated August 29, 2008. For the fiscal year ended October 31, 2008, the European Stock Index Fund’s expense ratios were 0.22% for Investor Shares, 0.12% for Admiral Shares, 0.12% for Signal Shares, 0.09% for Institutional Shares, and 0.11% for ETF Shares. The Pacific Stock Index Fund’s expense ratios were 0.22% for Investor Shares, 0.12% for Admiral Shares, 0.12% for Signal Shares, 0.09% for Institutional Shares, and 0.11% for ETF Shares. The Emerging Markets Stock Index Fund’s expense ratios were 0.32% for Investor Shares, 0.20% for Admiral Shares, 0.20% for Signal Shares, 0.15% for Institutional Shares, and 0.20% for ETF Shares.

2 This figure—drawn from the prospectus dated October 14, 2008, for the Developed Markets Index Fund and February 27, 2008, for the Institutional Developed Markets Index Fund—represents a weighted average of the annualized expense ratios and any transaction fees charged by the underlying mutual funds (the “acquired” funds) in which the funds invest. The Developed Markets Index Fund and Institutional Developed Markets Index Fund do not charge any expenses or fees of their own. For the fiscal year ended October 31, 2008, the acquired fund fees and expenses were 0.22% for the Developed Markets Index Fund and 0.09% for the Institutional Developed Markets Index Fund.

3 Peer groups are: for the European Stock Index Fund, the Average European Region Fund; for the Pacific Stock Index Fund, the Average Japan/Pacific Region Fund; for the Emerging Markets Stock Index Fund, the Average Emerging Markets Fund; and for the two other funds, the Average International Fund. The peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2007.

The U.S. Federal Reserve Board responded to the turmoil with new lending programs and a dramatic easing of monetary policy. Over the full 12 months, the Fed reduced its target for the federal funds rate from 4.50% to 1.00%.

Investors turned bearish in every corner of the globe

This report includes three distinct regional index funds—European, Pacific, and Emerging Markets. It also includes two funds-of-funds, the Developed Markets Index Fund and its institutional counterpart (available at a minimum initial investment of $5 million). Both invest in the European and Pacific funds in market-weighted proportions.

Vanguard Total International Stock Index Fund, which previously was included in this report and invests in European, Pacific, and emerging markets, now issues its own report.

The European Stock Index Fund’s Investor Shares lost –47.80% for the fiscal period. Each of the region’s three largest markets, the United Kingdom, France, and Germany, which together represent more than half of the index, posted similar losses. Switz-erland (–32%) was the only market that didn’t fall by at least a third.

Owing to credit woes, the worst damage came from financials (–60%), the largest European sector, which represented on average about a quarter of the region’s market value. As in the United States, banks suffered from exposure to problematic debt securities linked to falling U.S. home values.

Most other industries fell between –33% (consumer staples) and –56% (industrials). The sector that suffered the least was health care (–19%). The decline of the euro (–10%) and British pound (–25%)

Total Returns
Ten Years Ended October 31, 2008[1]
		Average Annual Return
			Average
	Vanguard	Target	Competing
Index Fund	Fund	Index	Fund[2]
European Stock Investor Shares	1.69%	1.53%	1.94%
Pacific Stock Investor Shares	2.16	2.05	1.62
Emerging Markets Stock Investor Shares	9.24	9.39	9.08
Developed Markets	–0.97	–1.12	–1.92
Institutional Developed Markets	–0.94	–1.12	–2.03

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

1 Since inception for the Developed Markets Index Fund (May 8, 2000) and the Institutional Developed Markets Index Fund (June 1, 2000).

2 Derived from data provided by Lipper Inc. against the U.S. dollar in currency markets during the fiscal year amplified losses for U.S.-based investors.

Pacific region losses were also severe

The Pacific Stock Index Fund’s Investor Shares returned –42.71% for the period. Japan, by far the largest market in the region, retreated –37% in U.S. dollar terms, a less severe loss than that experienced by Japanese investors given that the Japanese yen rose nearly 17% against the dollar during the period.

The other major Pacific markets—Australia, Hong Kong, and Singapore—lost more than half their value. As with other markets around the world, financial stocks (–50%), representing the region’s largest sector, were the leading cause of the losses.

Other sectors in the region faced similar headwinds during the global slowdown. In terms of negative impact on the fund, industrials (–47%) and materials (–54%) were most prominent. Consumer staples (–27%), typically less volatile during bear markets, and health care (–21%) were least affected by the downdraft.

Emerging markets suffered the most during the period

True to their more volatile reputation, emerging markets lost the most among international stocks during the period after stellar gains in recent years. The Emerging Markets Stock Index Fund’s Investor Shares fell –56.66%, with South Korea (–60%) and China (–68%) pulling the fund down the most. But no country was spared outsized losses, including Brazil (–54%), Taiwan (–49%), India (–62%), and Russia (–61%).

A quarter of the fund’s loss came from troubled financials, as commercial banks, brokerages, and other financial firms grappled with the unprecedented global credit squeeze. The energy sector (–57%), including coal companies and those active in oil and gas exploration and refining in Brazil, China, and Russia, was hit by rapidly falling energy prices as commodity markets anticipated slowing energy demand worldwide.

The Developed Markets Index Fund and the Institutional Developed Markets Index Fund are funds-of-funds that hold market-based weightings in the European and Pacific markets. Thus, their results were in line with proportional returns from those markets, with the two funds losing –46.24% and –46.12%, respectively.

The funds’ long-term performance is in line with the markets’

As the table on page 7 shows, the Vanguard International Stock Index Funds have met their objective of tracking their respective benchmarks over the past decade, with differences between fund and index returns of no more than 0.20 percentage point. And except for the European Stock Index Fund, their returns have also surpassed the average annual returns of their respective peer groups since inception or for the ten years ended October 31, 2008.

As noted earlier, the returns of the funds (except for the Emerging Markets Stock Index Fund) were slightly better than those of their target indexes for the past 12 months and, indeed, for the longer period shown on page 7. These differences were partly the result of fair-value pricing, which allows the funds to calculate their net asset values based on real-time developments not reflected in closing prices set in overseas markets that operate in different time zones. When fair-value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its index. This discrepancy corrects itself when market prices reflect fair value, usually the next day.

An index fund’s performance may also differ slightly from the return of its target benchmark because the fund may hold a slightly different roster of securities than those listed in the benchmark. Of course, the most consistent performance divergence arises from the operating costs incurred by an index fund—costs not present in the return from a benchmark.

Vanguard’s Quantitative Equity Group has managed index funds for more than three decades. Its disciplined execution of the funds’ indexing mandates, combined with the funds’ extremely low costs, can help you execute a long-term strategy of seeking to capture nearly all of the returns from international markets.

International investing still offers valuable diversification

After enjoying several years of strong returns with few bumps along the way, investors in international stocks were harshly reminded in the past year that a bear market can come at any time—and once in a while it can come with unusual severity. Such was the case with the credit crisis of 2008, with repercussions that unsettled even the most seasoned investors.

Nevertheless, the dramatic increase of international commerce in recent years, particularly in less developed nations, continues to offer long-term growth possibilities for patient investors.

That is why it is important to have a well-thought-out investment strategy based on a diversified mix of stock, bond, and money market mutual funds that fits your goals, time horizon, and risk tolerance. For those who can tolerate the extra volatility that sometimes comes with overseas investing, the International Stock Index Funds remain a cost-effective way to add an extra element of diversification to your portfolio and thus help you maintain a durable long-term investment plan.

Thank you for your confidence in Vanguard.

Sincerely,

F. William McNabb III

President and Chief Executive Officer

November 17, 2008

Vanguard European ETF
Premium/Discount: March 4, 2005[1]–October 31, 2008

	Market Price Above or		Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	251	27.14%	80	8.65%
25–49.9	273	29.51	11	1.19
50–74.9	160	17.30	5	0.54
75–100.0	85	9.19	1	0.11
>100.0	56	6.05	3	0.32
Total	825	89.19%	100	10.81%

Vanguard Pacific ETF
Premium/Discount: March 4, 2005[1]–October 31, 2008

	Market Price Above or		Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	250	27.02%	127	13.73%
25–49.9	217	23.46	35	3.78
50–74.9	140	15.14	2	0.22
75–100.0	76	8.22	6	0.65
>100.0	69	7.46	3	0.32
Total	752	81.30%	173	18.70%

Vanguard Emerging Markets ETF
Premium/Discount: March 4, 2005[1]–October 31, 2008

	Market Price Above or		Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	160	17.30%	97	10.48%
25–49.9	189	20.43	48	5.19
50–74.9	172	18.59	28	3.03
75–100.0	102	11.03	21	2.27
>100.0	80	8.65	28	3.03
Total	703	76.00%	222	24.00%

1 Inception.

2 One basis point equals 1/100 of a percentage point.

European Stock Index Fund

Fund Profile

As of October 31, 2008

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	530	513	1,898
Turnover Rate	15%	—	—
Expense Ratio
(10/31/2007)[3]		—	—
Investor Shares	0.22%
Admiral Shares	0.12%
Signal Shares	0.12%
Institutional Shares	0.09%
ETF Shares	0.12%
Short-Term Reserves	0.2%	—	—

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	8.7%	8.5%	9.0%
Consumer Staples	11.7	11.8	9.9
Energy	12.2	12.2	12.0
Financials	22.3	22.4	21.4
Health Care	11.7	11.7	9.7
Industrials	8.6	8.6	10.0
Information Technology	2.9	2.9	9.1
Materials	7.2	7.2	7.4
Telecommunication
Services	7.2	7.2	6.0
Utilities	7.5	7.5	5.5

Volatility Measures[4]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	0.99	0.95
Beta	0.98	0.93

Ten Largest Holdings[5] (% of total net assets)

Royal Dutch Shell PLC	integrated oil
	and gas	3.3%
BP PLC	integrated oil
	and gas	2.9
Nestle SA (Registered)	packaged foods
	and meats	2.9
HSBC Holdings PLC	diversified banks	2.7
Novartis AG (Registered)	pharmaceuticals	2.3
Total SA	integrated oil
	and gas	2.2
Roche Holdings AG	pharmaceuticals	2.0
GlaxoSmithKline PLC	pharmaceuticals	2.0
Vodafone Group PLC	wireless
	telecommunication
	services	1.9
Volkswagen AG	automobile
	manufacturers	1.9
Top Ten		24.1%

Market Diversification (% of equity exposure)
		Target
	Fund	Index[1]
United Kingdom	32.3%	32.7%
France	15.4	15.9
Germany	13.0	12.9
Switzerland	12.8	12.7
Spain	6.0	6.0
Italy	5.3	5.3
Netherlands	3.7	3.6
Sweden	2.9	2.9
Finland	2.1	2.2
Denmark	1.3	1.3
Belgium	1.1	1.1
Norway	1.1	1.1
Other European Countries	3.0	2.3

1 MSCI Europe Index.

2 MSCI All Country World Index ex USA.

3 The expense ratios shown are from the prospectus dated August 29, 2008. For the fiscal year ended October 31, 2008, the expense ratios were 0.22% for Investor Shares, 0.12% for Admiral Shares, 0.12% for Signal Shares, 0.09% for Institutional Shares, and 0.11% for ETF Shares.

4 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

5 The holdings listed exclude any temporary cash investments and equity index products.

European Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 1998–October 31, 2008

Initial Investment of $10,000

	Average Annual Total Returns			Final Value of
	Periods Ended October 31, 2008			a $10,000
	One Year	Five Years	Ten Years	Investment
European Stock Index Fund Investor Shares[1]	–47.80%	4.57%	1.69%	$11,824
MSCI All Country World Index ex USA	–48.27	5.05	3.19	13,692
MSCI Europe Index	–48.02	4.42	1.53	11,635
Average European Region Fund[2]	–49.48	4.13	1.94	12,122

				Final Value of
			Since	a $100,000
	One Year	Five Years	Inception[3]	Investment
European Stock Index Fund Admiral Shares[1]	–47.74%	4.67%	2.96%	$123,435
MSCI All Country World Index ex USA	–48.27	5.05	4.22	134,713
MSCI Europe Index	–48.02	4.42	2.75	121,628

			Final Value of
		Since	a $10,000,000
	One Year	Inception[3]	Investment
European Stock Index Fund Signal Shares[1]	–47.74%	–16.05%	$6,962,972
MSCI All Country World Index ex USA	–48.27	–15.28	7,096,378
MSCI Europe Index	–48.02	16.40	6,902,538

1 Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2000; the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months; or, for the Investor Shares, the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Derived from data provided by Lipper Inc.

3 Performance for the fund and its comparative standards is calculated since the following inception dates: August 13, 2001, for the Admiral Shares and October 6, 2006, for the Signal Shares.

European Stock Index Fund

				Final Value of
			Since	a $5,000,000
	One Year	Five Years	Inception[1]	Investment
European Stock Index Fund Institutional Shares[2]	–47.72%	4.72%	–0.15%	$4,936,145
MSCI All Country World Index ex USA	–48.27	5.05	0.49	5,212,137
MSCI Europe Index	–48.02	4.42	–0.37	4,847,388

			Final Value of
		Since	a $10,000
	One Year	Inception[1]	Investment
European Stock Index Fund ETF Shares Net Asset Value	–47.73%	–3.35%	$8,828
MSCI All Country World Index ex USA	–48.27	–2.35	9,168
MSCI Europe Index	–48.02	–3.65	8,727

Cumulative Returns: ETF Shares, March 4, 2005–October 31, 2008
		Since
	One Year	Inception[1]
European Stock Index Fund ETF Shares Market Price	–47.28%	–10.83%
European Stock Index Fund ETF Shares Net Asset Value	–47.73	–11.72
MSCI Europe Index	–48.02	–12.73

1 Performance for the fund and its comparative standards is calculated since the following inception dates: May 15, 2000, for the Institutional Shares and March 4, 2005, for the ETF Shares.

2 Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2000, or the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months.

European Stock Index Fund

Fiscal-Year Total Returns (%): October 31, 1998–October 31, 2008

Average Annual Total Returns: Periods Ended September 30, 2008

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
European Stock Index Fund
Investor Shares[1]	6/18/1990	–30.04%	11.26%	5.01%
Admiral Shares[1]	8/13/2001	–29.99	11.36	6.60[2]
Signal Shares[1]	10/6/2006	–29.98	–5.72[2]	—
Institutional Shares[1]	5/15/2000	–29.97	11.41	2.81[2]
ETF Shares	3/4/2005			—
Market Price		–29.29	3.72[2]	—
Net Asset Value		–29.98	3.43[2]	—

1 Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2000; the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months; or, for the Investor Shares, the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Returns since inception.

Note: See Financial Highlights tables for dividend and capital gains information.

European Stock Index Fund

Financial Statements

Statement of Net Assets

As of October 31, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.4%)[1]
Austria (0.6%)
	OMV AG	541,937	17,347
^	Erste Bank der
	Oesterreichischen
	Sparkassen AG	617,659	16,467
	Telekom Austria AG	1,133,107	13,923
	Oesterreichische
	Elektrizitaetswirtschafts
	AG Class A	252,692	11,954
	Voestalpine AG	379,871	9,270
	Raiffeisen International
	Bank-Holding AG	174,078	5,478
	Wienerberger AG	274,945	4,564
*	Atrium European
	Real Estate	998,913	4,542
	Andritz AG	124,822	3,555
	Vienna Insurance Group	122,666	3,311
	Strabag SE	163,770	3,206
*	IMMOFINANZ AG	1,465,265	1,634
*	IMMOEAST Immobilien
	Anlagen AG	1,330,952	1,605
			96,856
Belgium (1.1%)
^	InBev NV	606,503	24,462
	KBC Bank &
	Verzekerings Holding	522,976	22,484
	Groupe Bruxelles
	Lambert SA	264,070	19,399
	Belgacom SA	553,444	18,936
	Delhaize Group	326,858	18,382
	Solvay SA	194,250	18,068
	Colruyt NV	54,325	12,210
^	Dexia	1,743,399	9,273
	UCB SA	331,810	8,446
^	Fortis	7,230,107	8,377
	Umicore	402,363	7,196
	Compagnie Nationale a
	Portefeuille	127,975	6,921

			Market
			Value•
		Shares	($000)
	Mobistar SA	101,710	6,749
	KBC Ancora	99,989	2,972
			183,875
Denmark (1.3%)
	Novo Nordisk A/S
	B Shares	1,500,382	80,425
*	Vestas Wind Systems A/S	607,475	24,882
	Danske Bank A/S	1,479,595	21,903
	AP Moller-Maersk A/S
	B Shares	3,584	20,626
	Novozymes A/S	151,103	10,667
	AP Moller-Maersk A/S
	A Shares	1,805	10,524
	Carlsberg A/S B Shares	231,276	9,105
^	DSV A/S	631,217	7,584
	Danisco A/S	159,675	6,918
^	FLS Industries A/S
	B Shares	174,427	6,506
	Coloplast A/S B Shares	80,247	5,819
*	Topdanmark A/S	51,456	5,559
^	Trygvesta A/S	89,445	5,378
*	Jyske Bank A/S	165,713	4,895
	Sydbank A/S	204,547	3,179
^,*	William Demant A/S	77,995	2,984
^	Rockwool International A/S	26,738	1,798
			228,752
Finland (2.1%)
	Nokia Oyj	12,431,942	190,435
	Fortum Oyj	1,451,547	35,673
	Sampo Oyj A Shares	1,400,647	28,069
	UPM-Kymmene Oyj	1,705,266	24,113
	Stora Enso Oyj R Shares	1,895,807	17,630
	Kone Oyj	500,352	11,196
	Wartsila Oyj B Shares	273,965	6,941
	Elisa Oyj Class A	458,033	6,890
	Neste Oil Oyj	418,260	6,616
	Metso Oyj	423,100	5,623
	Kesko Oyj	217,188	5,084
	Pohjola Bank PLC	369,044	4,965
	Nokian Renkaat Oyj	350,245	4,579

European Stock Index Fund

			Market
			Value•
		Shares	($000)
	Rautaruuki Oyj	270,123	4,408
	Orion Oyj	283,516	4,166
^	Sanoma Oyj	269,766	4,129
	Outokumpu Oyj A Shares	376,772	3,904
^	YIT Oyj	420,880	2,621
	Cargotec Corp.	112,023	1,551
			368,593
France (15.2%)
	Total SA	7,067,224	388,793
	Sanofi-Aventis	3,440,561	217,984
	BNP Paribas SA	2,666,717	192,541
	Gaz de France	3,584,919	159,578
	France Telecom SA	5,986,774	150,960
	Vivendi SA	3,811,913	99,640
	AXA	5,062,423	96,713
	Carrefour SA	2,075,118	87,663
	Societe Generale Class A	1,526,648	83,210
	Groupe Danone	1,428,888	79,562
	Air Liquide SA	807,617	69,693
	L’Oreal SA	799,359	60,531
	LVMH Louis Vuitton
	Moet Hennessy	801,325	53,323
	Vinci SA	1,357,124	48,839
	Schneider Electric SA	722,352	43,296
	Credit Agricole SA	2,912,674	42,138
	Unibail Co.	267,503	40,121
	Electricite de France	655,483	39,384
	Cie. de St. Gobain SA	928,653	35,834
	Pernod Ricard SA	538,073	35,039
	Alstom	696,026	34,498
	Bouygues SA	797,782	33,970
	Lafarge SA	479,870	31,723
	Veolia Environnement	1,234,536	30,594
	Essilor International SA	656,738	29,460
^	Hermes International	225,695	29,130
	Accor SA	640,235	24,909
	Compagnie Generale
	des Etablissements
	Michelin SA	472,249	24,307
*	Alcatel-Lucent	7,595,861	19,614
	Vallourec SA	173,276	19,382
	Renault SA	604,441	18,525
	STMicroelectronics NV	2,227,863	18,314
*	Suez Environnement SA	884,230	16,905
	Pinault-Printemps-Redoute
	SA	250,907	15,990
	Lagardere S.C.A.	393,128	15,631
	Sodexho Alliance SA	311,912	14,976
	Cap Gemini SA	451,488	14,547
	PSA Peugeot Citroen	497,864	13,285
	Thales SA	292,651	11,743
	Christian Dior SA	178,907	10,839
	Technip SA	336,491	10,076
	Casino Guichard-Perrachon
	SA	143,653	10,042
	CNP Assurances	122,638	9,882

			Market
			Value•
		Shares	($000)
	Publicis Groupe SA	410,989	9,289
	SCOR SA	564,904	9,255
	Neopost SA	104,633	8,760
^	Dassault Systemes SA	208,336	8,626
	Safran SA	615,472	7,811
	Natixis	3,184,064	7,051
*	Compagnie Generale
	de Geophysique SA	426,135	6,890
	Air France	437,379	6,302
*	Eutelsat Communications	290,614	6,238
	Aeroports de Paris (ADP)	95,771	5,700
	Zodiac SA	137,836	5,390
	Klepierre	233,888	5,387
	Atos Origin SA	225,237	5,230
	Legrand SA	302,866	5,040
^	Societe Television
	Francaise 1	391,067	5,014
	Eurazeo	82,491	4,967
	Bureau Veritas SA	134,243	4,786
^	Eiffage SA	123,396	4,741
	Societe BIC SA	87,867	4,641
^	Valeo SA	245,728	4,280
	Imerys SA	93,909	4,275
^	Wendel Investissement	89,296	4,266
	ICADE	65,764	3,931
^	PagesJaunes SA	405,532	3,845
^	JCDecaux SA	212,223	3,688
	Gecina SA	50,189	3,485
	Eramet SLN	16,541	3,353
	M6 Metropole Television	206,356	3,250
			2,638,675
Germany (12.9%)
^	Volkswagen AG	473,445	301,282
	E.On AG	6,218,765	233,047
	Siemens AG	2,840,980	167,066
	Bayer AG	2,500,528	136,882
	Deutsche Telekom AG	9,273,920	136,058
	RWE AG	1,455,227	119,301
	Allianz AG	1,479,714	108,596
	BASF AG	3,095,110	102,181
	SAP AG	2,854,837	99,951
	Muenchener
	Rueckversicherungs-
	Gesellschaft AG
	(Registered)	675,183	87,652
	Daimler AG (Registered)	2,511,541	85,141
	Deutsche Bank AG	1,772,962	66,232
	Deutsche Boerse AG	637,973	49,893
	Linde AG	438,696	36,299
	Continental AG
	Acceptance Line	484,850	34,540
	Deutsche Post AG	2,766,157	30,330
	Fresenius Medical Care
	AG	623,217	27,610
	Bayerische Motoren
	Werke AG	1,083,250	27,470

European Stock Index Fund

			Market
			Value•
		Shares	($000)
	Porsche AG	285,684	24,968
	Commerzbank AG	2,245,135	23,896
	Adidas AG	666,554	23,154
	ThyssenKrupp AG	1,181,415	22,377
	Volkswagen AG Pfd.	345,289	21,292
	K&S AG	487,570	18,887
	Merck KGaA	211,022	18,641
	Man AG	347,637	16,997
	Henkel AG & Co. KGaA	585,615	16,736
	Fresenius AG Pfd.	263,297	16,714
	Beiersdorf AG	287,045	14,979
	Metro AG	373,755	11,918
	DaimlerChrysler AG	327,337	11,293
	Henkel KGaA	426,987	10,441
	Deutsche Lufthansa AG	749,417	10,380
	Salzgitter AG	133,687	8,608
^	TUI AG	699,731	8,451
	Celesio AG	277,931	8,170
	RWE AG Pfd.	126,372	7,891
*	Q-Cells AG	195,388	7,737
*	Infineon Technologies AG	2,443,705	7,568
^	Solarworld AG	271,643	6,686
^	HeidelbergCement AG	82,364	6,117
	Wacker Chemie AG	51,710	5,588
	Bilfinger Berger AG	122,964	5,540
	Fresenius AS	93,136	5,449
^	Deutsche Postbank AG	268,603	5,409
	Hannover
	Rueckversicherung AG	200,424	4,962
	Hochtief AG	135,203	4,149
	Fraport AG	121,722	3,899
*	United Internet AG	417,737	3,696
	Rheinmetall AG	114,951	3,500
	Puma AG	20,402	3,399
^	Hypo Real Estate Holding
	AG	516,566	3,364
	Bayerische Motoren Werke
	(BMW)	166,088	3,320
	Hamburger Hafen
	und Logistik AG	81,289	2,759
	IVG Immobilien AG	296,255	1,940
^,*	Arcandor AG	372,475	870
^	ProSieben Sat.1 Media AG	258,624	765
^	Continental AG	2,378	101
			2,232,142
Greece (0.8%)
	National Bank of Greece
	SA	1,349,401	29,644
	Alpha Credit Bank SA	1,239,359	18,095
	Greek Organization of
	Football Prognostics	729,090	15,919
	Bank of Piraeus	1,019,833	12,937
	EFG Eurobank Ergasias	1,031,126	11,208
	Hellenic
	Telecommunications
	Organization SA	622,527	8,786

			Market
			Value•
		Shares	($000)
	Marfin Financial Group
	SA	1,974,640	8,693
	Coca-Cola Hellenic
	Bottling Co. SA	537,115	7,496
	GEA Group AG	487,105	6,995
	National Bank of Greece
	SA ADR	1,379,083	6,027
	Public Power Corp.	339,494	4,198
	Hellenic
	Telecommunications
	Organization SA ADR	516,570	3,750
	Hellenic Petroleum SA	389,295	3,225
	Titan Cement Co. SA	184,670	3,154
			140,127
Ireland (0.6%)
	CRH PLC	1,756,106	38,585
	Allied Irish Banks PLC	2,867,306	15,273
*	Elan Corp. PLC	1,550,298	11,697
	Kerry Group PLC
	A Shares	460,036	10,251
	Bank of Ireland	3,279,465	9,683
^	Anglo Irish Bank Corp.
	PLC	2,444,939	7,848
*	Ryanair Holdings PLC
	ADR	161,755	3,602
	Irish Life & Permanent PLC	866,373	2,964
*	Ryanair Holdings PLC	357,520	1,246
			101,149
Italy (5.3%)
	Eni SpA	8,516,877	203,282
	Enel SpA	14,165,636	94,772
	Intesa Sanpaolo SpA	25,195,698	92,214
	UniCredit SpA	37,105,117	90,834
	Assicurazioni Generali
	SpA	3,459,783	87,373
	Telecom Italia SpA	32,830,147	37,714
	Unione Di
	Banche Italiane ScpA	1,986,838	33,518
	Banco Popolare SpA	2,094,722	26,132
	Fiat SpA	2,317,453	18,389
	Mediobanca Banca di
	Credito Finanziaria SpA	1,609,904	18,380
	Telecom Italia SpA RNC	19,764,142	16,632
	Saipem SpA	862,007	16,202
	Banca Monte dei Paschi
	di Siena SpA	8,089,039	15,705
	Atlantia SpA	839,133	15,359
	Mediaset SpA	2,509,537	13,634
	Snam Rete Gas SpA	2,567,396	12,996
	Terna SpA	3,935,540	12,693
	Finmeccanica SpA	984,752	12,213
	Parmalat SpA	5,505,962	9,667
	Alleanza Assicurazioni
	SpA	1,376,767	9,178
	Luxottica Group SpA	453,474	9,164

European Stock Index Fund

			Market
			Value•
		Shares	($000)
	Intesa Sanpaolo SpA
	Non Convertible Risp.	2,885,324	8,564
	Banca Popolare di Milano
	SpA	1,285,151	7,521
	A2A SpA	4,070,374	7,419
	Banca Carige SpA	2,351,971	5,028
	Lottomatica SpA	200,992	4,693
	Prysmian SpA	358,881	4,354
	Fondiari-Sai SpA	227,980	4,283
	Unipol Gruppo Finanziario
	SpA	2,206,084	3,914
	Bulgari SpA	499,865	3,738
	Unipol Gruppo Finanziario
	SpA Pfd.	3,049,854	3,347
	IFIL Investments SpA	988,473	3,065
	Pirelli & C. Accomandita
	per Azioni SpA	8,438,712	2,975
	Mediolanum SpA	701,564	2,751
	Italcementi SpA	227,872	2,656
	Autogrill SpA	324,934	2,597
	Italcementi SpA Risp.	338,104	2,353
*	IFI-Istituto Finanziario
	Industriale SpA	226,075	1,974
*	Finmeccanica SpA
	Rights Exp. 11/7/08	937,309	382
			917,665
Luxembourg (0.6%)
	ArcelorMittal
	(Paris Shares)	2,843,784	73,965
	SES Global Fiduciary
	Depositary Receipts	989,272	17,797
	Millicom International
	Cellular SA	231,749	8,571
	Acergy SA	629,485	4,257
			104,590
Netherlands (3.7%)
	Unilever NV	5,329,342	128,434
	Koninklijke KPN NV	5,897,571	83,057
	Koninklijke (Royal)
	Philips Electronics NV	3,366,016	62,203
	ING Groep NV	6,240,706	58,540
	Koninklijke Ahold NV	3,899,935	41,867
	Akzo Nobel NV	889,484	36,972
	Reed Elsevier NV	2,052,068	27,428
	Heineken NV	801,456	27,036
	TNT NV	1,240,995	26,190
	ASML Holding NV	1,378,420	24,131
	Aegon NV	4,562,166	18,957
^	European Aeronautic
	Defence and Space Co.	1,060,736	17,643
	Wolters Kluwer NV	972,574	17,217
	Koninklijke DSM NV	444,346	12,374
	Heineken Holding NV	360,885	10,956
	SBM Offshore NV	467,337	8,221
	Corio NV	142,289	7,604
	Fugro NV	191,349	6,838

			Market
			Value•
		Shares	($000)
	Randstad Holding NV	319,907	6,218
	Koninklijke Boskalis
	Westminster NV	179,098	5,913
	SNS REAAL	419,765	3,079
^,*	TomTom NV	194,425	1,482
	ASML Holding NV
	(New York Shares)	34,293	602
	Aegon NV (New York) ARS	3,320	14
			632,976
Norway (1.1%)
	StatoilHydro ASA	4,198,527	84,448
	Orkla ASA	2,711,944	18,054
	Telenor ASA	2,741,223	16,357
	DnB NOR ASA	2,396,241	13,887
	Yara International ASA	622,672	13,009
	Norsk Hydro ASA	2,255,503	9,424
	Seadrill Ltd.	909,583	8,757
^	Frontline Ltd.	172,000	5,350
^,*	Renewable Energy Corp.
	AS	488,200	4,606
	Storebrand ASA	1,278,459	3,030
	Aker Solutions ASA	527,145	2,883
*	Petroleum Geo-Services
	ASA	542,477	2,701
			182,506
Portugal (0.4%)
	Electricidade de
	Portugal SA	5,984,810	20,385
	Portugal Telecom
	SGPS SA	2,007,779	13,205
^	Banco Comercial
	Portugues SA	7,629,963	8,868
^	Brisa-Auto Estradas de
	Portugal SA	979,314	7,513
	Banco Espirito Santo SA	735,978	7,007
^	Cimpor-Cimento de
	Portugal SA	891,716	4,069
	Jeronimo Martins,
	SGPS, SA	733,322	3,742
	Zon Multimedia Servicos
	de Telecomunicacoes
	e Multimedia SGPS SA	548,772	2,785
	Banco BPI SA	874,411	1,802
	Sonae SGPS SA	2,843,363	1,729
			71,105
Spain (5.9%)
	Telefonica SA	13,792,445	255,366
	Banco Santander
	Central Hispano SA	20,524,656	221,978
	Banco Bilbao Vizcaya
	Argentaria SA	11,648,522	135,197
	Iberdrola SA	11,436,717	82,772
	Repsol YPF SA	2,396,926	45,580
*	Union Fenosa, SA	1,196,281	25,382

European Stock Index Fund

			Market
			Value•
		Shares	($000)
	Industria de Diseno Textil
	SA	713,954	24,133
^	ACS, Actividades de
	Contruccion y Servisios,
	SA	636,597	23,636
^	Banco Popular Espanol
	SA	2,590,952	23,579
^	Banco de Sabadell SA	3,003,428	20,486
	Red Electrica de Espana
	SA	352,511	15,451
^	Abertis Infraestructuras
	SA	874,466	15,018
	Enagas SA	585,621	11,442
	Gas Natural SDG SA	367,852	11,322
	Gamesa Corporacion
	Tecnologica SA	600,134	9,839
^	Bankinter SA	860,835	9,289
	Criteria Caixacorp SA	2,768,375	8,959
	Acciona SA	92,900	8,787
*	Iberdrola Renovables	2,745,041	8,351
	Grifols SA	413,082	8,221
^	Zardoya Otis SA	414,946	7,861
^	Corporacion Mapfre SA	2,229,794	7,096
^	Grupo Ferrovial SA	208,326	6,420
^	Cintra Concesiones de
	Infraestructuras de
	Transport SA	709,164	6,309
^	Indra Sistemas, SA	322,039	6,258
^	Fomento de Construc
	y Contra SA	150,120	5,969
^	Acerinox SA	467,286	5,874
	Telefonica SA ADR	87,308	4,846
^,*	Banco Santander SA	403,252	4,431
^	Iberia
	(Linea Aerea Espana)	1,539,517	3,632
^	Gestevision Telecinco SA	353,420	2,838
^	Sacyr Vallehermoso SA	243,285	2,244
^	Promotora de
	Informaciones SA	287,236	1,125
			1,029,691
Sweden (2.9%)
	Telefonaktiebolaget
	LM Ericsson AB
	Class B	9,699,502	66,028
^	Hennes & Mauritz
	AB B Shares	1,672,317	59,968
	Nordea Bank AB	6,803,694	54,532
	TeliaSonera AB	7,348,882	32,333
	Svenska Handelsbanken
	AB A Shares	1,501,424	27,592
	Investor AB B Shares	1,490,700	22,482
	Sandvik AB	3,285,297	21,322
	Volvo AB B Shares	3,553,810	18,571
	Atlas Copco AB A Shares	2,190,072	18,369
^	Skandinaviska Enskilda
	Banken AB A Shares	1,522,997	15,094

			Market
			Value•
		Shares	($000)
	Svenska Cellulosa
	AB B Shares	1,839,478	13,583
	Swedish Match AB	836,994	11,623
	SKF AB B Shares	1,268,101	11,551
	Assa Abloy AB	1,028,571	11,484
	Skanska AB B Shares	1,241,678	10,906
	Securitas AB B Shares	1,028,615	9,876
^	Swedbank AB A Shares	1,174,639	9,707
	Scania AB B Shares	1,168,548	9,604
	Atlas Copco AB B Shares	1,273,595	9,535
	Alfa Laval AB	1,250,704	9,029
	Tele2 AB B Shares	1,005,494	8,580
	Getinge AB B Shares	591,918	8,279
^	Electrolux AB Series B	820,765	7,556
^	Husqvarna AB B Shares	898,089	6,227
	SSAB Svenskt Stal
	AB Series A	581,316	5,878
^	Holmen AB	173,838	4,900
	Modern Times Group
	AB B Shares	165,453	3,550
^,*	Lundin Petroleum AB	703,154	3,357
	SSAB Svenskt Stal
	AB Series B	265,337	2,405
^	Boliden AB	921,095	2,215
			496,136
Switzerland (12.7%)
	Nestle SA (Registered)	12,858,743	500,038
	Novartis AG (Registered)	7,783,387	395,069
	Roche Holdings AG	2,298,344	351,479
*	UBS AG	9,514,695	161,438
	Credit Suisse Group
	(Registered)	3,422,814	127,992
	Zurich Financial Services
	AG	476,200	96,610
	ABB Ltd.	7,198,007	94,446
	Syngenta AG	340,427	63,637
	Swiss Re (Registered)	1,151,061	48,004
	Holcim Ltd. (Registered)	689,946	39,188
*	Compagnie Financiere
	Richemont SA	1,708,168	35,910
	Julius Baer Holding, Ltd.	693,713	27,131
	Synthes, Inc.	194,197	25,060
	Swisscom AG	74,196	22,671
*	Actelion Ltd.	321,017	16,959
	Swatch Group AG (Bearer)	104,047	16,236
	SGS Societe Generale de
	Surveillance Holding
	SA (Registered)	15,328	15,091
	Givaudan SA	21,363	14,557
	Adecco SA (Registered)	401,867	13,980
	Geberit AG	129,576	13,462
	Lonza AG (Registered)	155,862	12,935
	Kuehne &
	Nagel International AG	175,199	10,608
	Swiss Life Holding	114,765	10,341
	Baloise Holdings AG	165,780	8,863

European Stock Index Fund

			Market
			Value•
		Shares	($000)
*	Logitech International SA	567,817	8,465
	Schindler Holding AG
	(Bearer Participation
	Certificates)	167,792	7,264
	Pargesa Holding SA	88,661	6,792
	Nobel Biocare Holding AG	391,223	6,721
	Sonova Holding AG	153,643	6,384
	Lindt & Spruengli AG	2,719	5,849
	Sulzer AG (Registered)	88,009	5,196
	Swatch Group AG
	(Registered)	169,717	4,860
*	Aryzta AG (Ireland Shares)	135,681	4,842
^	Straumann Holding AG	25,815	4,381
*	Aryzta AG	120,510	4,261
	EFG International	170,944	3,680
^,*	OC Oerlikon Corp AG	22,574	1,751
*	UBS AG (New York Shares)	100,268	1,695
			2,193,846
United Kingdom (32.2%)
	BP PLC	58,158,406	474,077
	HSBC Holdings PLC	39,272,586	465,153
	GlaxoSmithKline PLC	17,893,098	343,976
	Vodafone Group PLC	163,507,416	314,542
	Royal Dutch Shell PLC
	Class B	8,961,986	242,975
	Royal Dutch Shell PLC
	Class A
	(Amsterdam Shares)	8,492,604	235,389
	AstraZeneca Group PLC	4,763,526	201,871
	BG Group PLC	10,945,624	160,944
	British American Tobacco
	PLC	5,624,275	154,270
	Rio Tinto PLC	3,265,061	152,518
	Tesco PLC	25,690,147	140,759
	Diageo PLC	8,344,153	127,336
	BHP Billiton PLC	7,220,395	122,606
	Anglo American PLC	4,324,974	108,519
	Unilever PLC	4,246,214	95,395
	National Grid Transco
	PLC	8,163,540	91,963
	Imperial Tobacco Group
	PLC	3,324,007	89,088
	Royal Dutch Shell PLC
	Class A	3,111,039	85,475
	Reckitt Benckiser Group
	PLC	1,979,431	83,729
	Standard Chartered PLC	4,646,517	76,793
	Barclays PLC	26,640,814	76,368
	BAE Systems PLC	11,514,840	64,724
	Lloyds TSB Group PLC	19,412,063	62,742
	Royal Bank of
	Scotland Group PLC	54,080,402	59,570
	Centrica PLC	12,053,088	59,227
	Scottish &
	Southern Energy PLC	2,846,290	55,792
	Aviva PLC	8,691,979	51,848

			Market
			Value•
		Shares	($000)
	BT Group PLC	25,280,961	47,504
	SABMiller PLC	2,955,882	46,951
	Prudential PLC	8,145,080	40,915
	Cadbury PLC	4,431,135	40,688
	British Energy Group PLC	3,382,598	40,459
	Xstrata PLC	2,079,175	35,563
	Morrison Supermarkets
	PLC	7,902,909	33,650
	Man Group PLC	5,618,518	32,438
	Reed Elsevier PLC	3,603,325	31,617
	Rolls-Royce Group PLC	5,957,768	31,522
	HBOS PLC	17,679,593	28,949
	BP PLC ADR	575,360	28,595
	Compass Group PLC	6,066,235	28,209
	Standard Life PLC	7,124,413	27,579
	Land Securities Group
	PLC	1,541,072	27,355
	Smith & Nephew PLC	2,905,415	26,603
	Pearson PLC	2,643,786	26,333
*	United Utilities Group
	PLC	2,230,852	25,191
	Shire Ltd.	1,832,864	24,017
	Royal & Sun Alliance
	Insurance Group PLC	10,657,932	23,701
	Legal & General Group
	PLC	19,780,658	22,750
	British Sky
	Broadcasting Group
	PLC	3,729,227	22,694
	Capita Group PLC	1,971,882	20,375
	Tullow Oil PLC	2,357,944	20,025
	Vodafone Group PLC ADR	1,030,225	19,852
	WPP Group PLC	3,244,313	19,407
	Experian Group Ltd.	3,357,547	18,517
	Marks & Spencer Group
	PLC	5,181,283	18,368
	International Power PLC	4,947,354	17,699
	Severn Trent PLC	768,873	16,995
	British Land Co., PLC	1,662,872	16,581
	Smiths Group PLC	1,261,798	16,246
	Cable and Wireless PLC	8,175,900	16,205
	J. Sainsbury PLC	3,420,343	15,625
	Kingfisher PLC	7,717,310	14,244
	Old Mutual PLC	16,362,880	13,250
	Associated British Foods
	PLC	1,161,622	12,998
	Rexam PLC	2,107,372	12,699
	Group 4 Securicor PLC	4,151,079	12,572
	The Sage Group PLC	4,289,767	12,009
	Wolseley PLC	2,171,127	11,882
	Carnival PLC	532,567	11,712
	Cobham PLC	3,732,869	11,345
*	Cairn Energy PLC	431,793	11,187
	Next PLC	651,996	11,082
	3i Group PLC	1,261,866	11,007
	Hammerson PLC	952,930	10,983

European Stock Index Fund

			Market
			Value•
		Shares	($000)
	Bunzl PLC	1,076,863	10,827
^	Thomson Reuters PLC	614,742	10,651
	Johnson Matthey PLC	696,564	10,484
	FirstGroup PLC	1,581,027	10,433
	Drax Group PLC	1,112,680	10,339
	Lonmin PLC	515,041	9,606
	Serco Group PLC	1,591,221	9,489
	Liberty International PLC	822,661	9,153
	Home Retail Group	2,851,297	9,088
	Amec PLC	1,078,670	9,025
	Tate & Lyle PLC	1,500,202	8,919
	Friends Provident PLC	7,541,583	8,648
	ICAP PLC	1,692,333	8,433
	Whitbread PLC	576,990	8,363
	Antofagasta PLC	1,288,868	7,963
	InterContinental
	Hotels Group PLC	862,000	7,318
	Vedanta Resources PLC	475,400	6,584
	Segro PLC	1,441,688	6,509
*	Invensys PLC	2,571,746	6,449
	Burberry Group PLC	1,432,391	6,375
	Balfour Beatty PLC	1,568,451	6,338
	TUI Travel PLC	1,836,703	5,606
	LogicaCMG PLC	4,775,049	5,316
	Tomkins PLC	2,876,781	5,280
	Stagecoach Group PLC	1,747,353	5,247
	Eurasian Natural
	Resources Corp.	1,044,573	5,224
	Schroders PLC	406,988	5,217
	ITV PLC	10,752,321	5,193
	Investec PLC	1,326,697	5,038
	Hays PLC	4,525,365	4,968
	Ladbrokes PLC	1,938,116	4,939
	United Business
	Media Ltd.	756,774	4,924
	Meggitt PLC	2,186,146	4,789
^	Persimmon PLC	962,035	4,657
	IMI PLC	1,047,957	4,657
	London Stock Exchange
	PLC	503,273	4,566
	GKN PLC	2,323,697	4,456
	Daily Mail and
	General Trust PLC	908,886	4,280
	Thomas Cook Group PLC	1,575,279	4,273
	Mondi PLC	1,174,912	4,264
	Rentokil Initial PLC	5,793,344	4,211
	British Airways PLC	1,857,699	4,111

			Market
			Value•
		Shares	($000)
	National Express Group
	PLC	426,535	3,929
	William Hill PLC	1,113,603	3,424
	Mitchells & Butlers PLC	1,342,377	3,398
	Kazakhmys PLC	713,165	3,344
	The Berkeley Group
	Holdings PLC	270,078	3,252
^	Carphone Warehouse
	PLC	1,313,186	2,851
	Enterprise Inns PLC	1,598,578	2,517
	WPP Group PLC ADR	78,406	2,384
	Inchcape PLC	1,381,578	1,762
			5,572,868
Total Common Stocks
(Cost $24,683,829)			17,191,552
Temporary Cash Investments (3.2%)[1]
Money Market Fund (3.0%)
2,3	Vanguard Market
	Liquidity Fund,
	2.217%	524,204,153	524,204

		Face
		Amount
		($000)
U.S. Agency Obligations (0.2%)
4	Federal Home Loan Bank,
	2.674%, 2/27/09	9,000	8,930
4	Federal Home Loan
	Mortgage Corp.,
	2.383%, 2/9/09	10,000	9,934
4,5	Federal National
	Mortgage Assn.,
	2.585%, 11/17/08	11,000	10,992
			29,856
Total Temporary Cash Investments
(Cost $554,048)			554,060
Total Investments (102.6%)
(Cost $25,237,877)			17,745,612
Other Assets and Liabilites (–2.6%)
Other Assets			200,308
Liabilities[3]			(647,791)
			(447,483)
Net Assets (100%)			17,298,129

European Stock Index Fund

At October 31, 2008, net assets consisted of:
Amount
($000)
Paid-in Capital	24,360,187
Undistributed Net Investment Income	1,073,239
Accumulated Net Realized Losses	(616,281)
Unrealized Appreciation (Depreciation)
Investment Securities	(7,492,265)
Futures Contracts	(14,447)
Foreign Currencies and Forward
Currency Contracts	(12,304)
Net Assets	17,298,129

Investor Shares—Net Assets
Applicable to 478,999,317 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	10,534,353
Net Asset Value Per Share—
Investor Shares	$21.99

Admiral Shares—Net Assets
Applicable to 28,466,434 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,471,904
Net Asset Value Per Share—
Admiral Shares	$51.71

Signal Shares—Net Assets
Applicable to 11,130,074 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	222,722
Net Asset Value Per Share—
Signal Shares	$20.01

Institutional Shares—Net Assets
Applicable to 150,430,711 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,315,638
Net Asset Value Per Share—
Institutional Shares	$22.04

ETF Shares—Net Assets
Applicable to 42,390,728 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,753,512
Net Asset Value Per Share—
ETF Shares	$41.37

•	See Note A in Notes to Financial Statements.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $414,364,000.
*	Non-income-producing security.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 2.7%, respectively, of net assets.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 Includes $434,146,000 of collateral received for securities on loan.

4 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

5 Securities with a value of $10,992,000 have been segregated as initial margin for open futures contracts.

ADR—American Depositary Receipt.

ARS—Auction Rate Security.

See accompanying Notes, which are an integral part of the Financial Statements.

European Stock Index Fund

Statement of Operations

Year Ended
October 31, 2008
($000)
Investment Income
Income
Dividends[1]	1,212,764
Interest[2]	3,604
Security Lending	49,302
Total Income	1,265,670
Expenses
The Vanguard Group—Note B
Investment Advisory Services	765
Management and Administrative—Investor Shares	37,024
Management and Administrative—Admiral Shares	1,986
Management and Administrative—Signal Shares	336
Management and Administrative—Institutional Shares	1,825
Management and Administrative—ETF Shares	1,563
Marketing and Distribution—Investor Shares	5,630
Marketing and Distribution—Admiral Shares	472
Marketing and Distribution—Signal Shares	75
Marketing and Distribution—Institutional Shares	1,183
Marketing and Distribution—ETF Shares	745
Custodian Fees	5,561
Auditing Fees	39
Shareholders’ Reports—Investor Shares	170
Shareholders’ Reports—Admiral Shares	10
Shareholders’ Reports—Signal Shares	2
Shareholders’ Reports—Institutional Shares	1
Shareholders’ Reports—ETF Shares	83
Trustees’ Fees and Expenses	40
Total Expenses	57,510
Net Investment Income	1,208,160
Realized Net Gain (Loss)
Investment Securities Sold	3,088,109
Futures Contracts	(76,194)
Foreign Currencies and Forward Currency Contracts	(8,781)
Realized Net Gain (Loss)	3,003,134
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(20,939,502)
Futures Contracts	(19,010)
Foreign Currencies and Forward Currency Contracts	(17,769)
Change in Unrealized Appreciation (Depreciation)	(20,976,281)
Net Increase (Decrease) in Net Assets Resulting from Operations	(16,764,987)

1 Dividends are net of foreign withholding taxes of $75,256,000.

2 Interest income from an affiliated company of the fund was $3,179,000.

See accompanying Notes, which are an integral part of the Financial Statements.

European Stock Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,208,160	1,038,999
Realized Net Gain (Loss)	3,003,134	97,343
Change in Unrealized Appreciation (Depreciation)	(20,976,281)	6,493,764
Net Increase (Decrease) in Net Assets Resulting from Operations	(16,764,987)	7,630,106
Distributions
Net Investment Income
Investor Shares	(743,072)	(460,764)
Admiral Shares	(87,518)	(62,628)
Signal Shares	(14,971)	(341)
Institutional Shares	(139,970)	(90,854)
ETF Shares	(97,010)	(39,981)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(1,082,541)	(654,568)
Capital Share Transactions
Investor Shares	(3,934,149)	4,446,099
Admiral Shares	12,041	162,740
Signal Shares	(29,856)	467,826
Institutional Shares	815,638	1,192,242
ETF Shares	225,574	1,456,669
Net Increase (Decrease) from Capital Share Transactions	(2,910,752)	7,725,576
Total Increase (Decrease)	(20,758,280)	14,701,114
Net Assets
Beginning of Period	38,056,409	23,355,295
End of Period[1]	17,298,129	38,056,409

1 Net Assets—End of Period includes undistributed net investment income of $1,073,239,000 and $954,677,000.

See accompanying Notes, which are an integral part of the Financial Statements.

European Stock Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$43.43	$34.67	$27.00	$23.77	$19.93
Investment Operations
Net Investment Income	1.372[1]	1.298[1]	.920	.670	.540
Net Realized and Unrealized Gain (Loss)
on Investments	(21.597)	8.386	7.450	3.140	3.760
Total from Investment Operations	(20.225)	9.684	8.370	3.810	4.300
Distributions
Dividends from Net Investment Income	(1.215)	(.924)	(.700)	(.580)	(.460)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.215)	(.924)	(.700)	(.580)	(.460)
Net Asset Value, End of Period	$21.99	$43.43	$34.67	$27.00	$23.77

Total Return[2]	–47.80%	28.49%	31.63%	16.21%	21.89%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,534	$26,188	$16,850	$10,759	$7,904
Ratio of Total Expenses to
Average Net Assets	0.22%	0.22%	0.27%	0.27%	0.27%
Ratio of Net Investment Income to
Average Net Assets	3.82%	3.35%	3.35%	2.84%	2.67%
Portfolio Turnover Rate[3]	15%	9%	6%	5%	5%

1 Calculated based on average shares outstanding.

2 Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months, or the account service fee that may be applicable to certain accounts with balances below $10,000.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund's capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

European Stock Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$102.09	$81.50	$63.44	$55.84	$46.82
Investment Operations
Net Investment Income	3.177[1]	3.140[1]	2.230	1.611	1.308
Net Realized and Unrealized Gain (Loss)
on Investments	(50.618)	19.692	17.510	7.396	8.830
Total from Investment Operations	(47.441)	22.832	19.740	9.007	10.138
Distributions
Dividends from Net Investment Income	(2.939)	(2.242)	(1.680)	(1.407)	(1.118)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.939)	(2.242)	(1.680)	(1.407)	(1.118)
Net Asset Value, End of Period	$51.71	$102.09	$81.50	$63.44	$55.84

Total Return[2]	–47.74%	28.59%	31.77%	16.32%	21.98%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,472	$2,955	$2,175	$1,360	$628
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.17%	0.18%	0.18%
Ratio of Net Investment Income to
Average Net Assets	3.92%	3.45%	3.45%	2.93%	2.76%
Portfolio Turnover Rate[3]	15%	9%	6%	5%	5%

1 Calculated based on average shares outstanding.

2 Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

European Stock Index Fund

Financial Highlights

Signal Shares
			Oct. 6,
	Year Ended		2006[1] to
	October 31,		Oct. 31,
For a Share Outstanding Throughout Each Period	2008	2007	2006
Net Asset Value, Beginning of Period	$39.50	$31.51	$30.41
Investment Operations
Net Investment Income	1.255[2]	1.151[2]	.010[2]
Net Realized and Unrealized Gain (Loss) on Investments	(19.616)	7.681	1.090
Total from Investment Operations	(18.361)	8.832	1.100
Distributions
Dividends from Net Investment Income	(1.129)	(.842)	—
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(1.129)	(.842)	—
Net Asset Value, End of Period	$20.01	$39.50	$31.51

Total Return[3]	–47.74%	28.59%	3.62%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$223	$502	$12
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.17%[4]
Ratio of Net Investment Income to Average Net Assets	3.92%	3.45%	3.45%[4]
Portfolio Turnover Rate[5]	15%	9%	6%

1 Inception.

2 Calculated based on average shares outstanding.

3 Total returns do not reflect the 2% fee assessed on redemptions of shares held for less than two months.

4 Annualized.

5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

European Stock Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$43.51	$34.74	$27.05	$23.80	$19.96
Investment Operations
Net Investment Income	1.315[1]	1.350[1]	.978	.721	.570
Net Realized and Unrealized Gain (Loss)
on Investments	(21.524)	8.390	7.450	3.140	3.760
Total from Investment Operations	(20.209)	9.740	8.428	3.861	4.330
Distributions
Dividends from Net Investment Income	(1.261)	(.970)	(.738)	(.611)	(.490)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.261)	(.970)	(.738)	(.611)	(.490)
Net Asset Value, End of Period	$22.04	$43.51	$34.74	$27.05	$23.80

Total Return[2]	–47.72%	28.63%	31.83%	16.42%	22.03%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,316	$5,263	$3,113	$1,827	$988
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	3.95%	3.48%	3.50%	2.99%	2.77%
Portfolio Turnover Rate[3]	15%	9%	6%	5%	5%

1 Calculated based on average shares outstanding.

2 Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

European Stock Index Fund

Financial Highlights

ETF Shares
				March 4,
				2005[1] to
	Year Ended October 31,			Oct. 31,
For a Share Outstanding Throughout Each Period	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$81.66	$65.21	$50.80	$50.96
Investment Operations
Net Investment Income	2.530[2]	2.576[2]	1.800	1.040
Net Realized and Unrealized Gain (Loss) on Investments	(40.464)	15.683	13.990	(1.200)
Total from Investment Operations	(37.934)	18.259	15.790	(.160)
Distributions
Dividends from Net Investment Income	(2.356)	(1.809)	(1.380)	—
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(2.356)	(1.809)	(1.380)	—
Net Asset Value, End of Period	$41.37	$81.66	$65.21	$50.80

Total Return	–47.73%	28.60%	31.75%	–0.31%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,754	$3,148	$1,205	$178
Ratio of Total Expenses to Average Net Assets	0.11%	0.12%	0.18%	0.18%[3]
Ratio of Net Investment Income to Average Net Assets	3.93%	3.45%	3.44%	2.93%[3]
Portfolio Turnover Rate[4]	15%	9%	6%	5%

1 Inception.

2 Calculated based on average shares outstanding.

3 Annualized.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

European Stock Index Fund

Notes to Financial Statements

Vanguard European Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

European Stock Index Fund

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also may enter into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts.

Futures and forward currency contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2005–2008), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

European Stock Index Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2008, the fund had contributed capital of $1,979,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.98% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended October 31, 2008, the fund realized net foreign currency losses of $7,600,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the year ended October 31, 2008, the fund realized gains on the sale of passive foreign investment companies of $543,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Unrealized appreciation of $19,314,000 on the fund’s passive foreign investment company holdings at October 31, 2007, has been distributed and is reflected in the balance of undistributed net investment income. Since October 31, 2007, the fund’s passive foreign investment company holdings have depreciated in value, reducing the amount of taxable income available for distribution as of October 31, 2008 by $14,818,000. Unrealized appreciation on the fund’s passive foreign investment company holdings at October 31, 2008, was $4,496,000.

During the year ended October 31, 2008, the fund realized $3,596,684,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at October 31, 2008, the fund had $1,109,431,000 of ordinary income available for distribution. The fund had available realized losses of $370,782,000 to offset future net capital gains of $13,739,000 through October 31, 2011, and $357,043,000 through October 31, 2016.

At October 31, 2008, the cost of investment securities for tax purposes was $25,496,864,000. Net unrealized depreciation of investment securities for tax purposes was $7,751,252,000, consisting of unrealized gains of $583,528,000 on securities that had risen in value since their purchase and $8,334,780,000 in unrealized losses on securities that had fallen in value since their purchase.

European Stock Index Fund

At October 31, 2008, the aggregate settlement value of open futures contracts expiring in December 2008 and the related unrealized appreciation (depreciation) were:

($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
MSCI Pan-Euro Index	4,433	85,106	(14,447)

At October 31, 2008, the fund had open forward currency contracts to receive and deliver currencies as follows:

					Unrealized
					Appreciation
	Contract Amount (000)				(Depreciation)
Contract Settlement Date		Receive		Deliver	($000)
12/23/2008	EUR	58,608	USD	74,204	(10,078)

EUR—Euro.
USD—U.S. dollar.

Unrealized appreciation (depreciation) on open forward currency contracts is required to be treated as realized gain (loss) for tax purposes.

The fund had net unrealized foreign currency losses of $2,226,000 resulting from the translation of other assets and liabilities at October 31, 2008.

D. During the year ended October 31, 2008, the fund purchased $8,586,185,000 of investment securities and sold $11,402,293,000 of investment securities, other than temporary cash investments.

European Stock Index Fund

E. Capital share transactions for each class of shares were:

			Year Ended October 31,
		2008		2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	4,845,905	141,072	5,660,208	147,210
Issued in Lieu of Cash Distributions	735,566	18,702	454,609	12,663
Redeemed[1]	(9,515,620)	(283,778)	(1,668,718)	(42,810)
Net Increase (Decrease)—Investor Shares	(3,934,149)	(124,004)	4,446,099	117,063
Admiral Shares
Issued	414,328	4,886	919,141	10,184
Issued in Lieu of Cash Distributions	73,521	796	51,856	615
Redeemed[1]	(475,808)	(6,157)	(808,257)	(8,547)
Net Increase (Decrease)—Admiral Shares	12,041	(475)	162,740	2,252
Signal Shares
Issued	155,336	4,630	477,278	12,591
Issued in Lieu of Cash Distributions	11,877	332	341	10
Redeemed[1]	(197,069)	(6,553)	(9,793)	(265)
Net Increase (Decrease)—Signal Shares	(29,856)	(1,591)	467,826	12,336
Institutional Shares
Issued	2,001,811	62,248	2,139,740	55,266
Issued in Lieu of Cash Distributions	129,816	3,297	80,880	2,251
Redeemed[1]	(1,315,989)	(36,071)	(1,028,378)	(26,180)
Net Increase (Decrease)—Institutional Shares	815,638	29,474	1,192,242	31,337
ETF Shares
Issued	454,883	7,234	1,456,669	20,084
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	(229,309)	(3,400)	—	—
Net Increase (Decrease)—ETF Shares	225,574	3,834	1,456,669	20,084

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

1 Net of redemption fees of $1,724,000 and $1,200,000 (fund totals).

European Stock Index Fund

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of October 31, 2008, based on the inputs used to value them:

			Forward
	Investments	Futures	Currency
	in Securities	Contracts	Contracts
Valuation Inputs	($000)	($000)	($000)
Level 1—Quoted prices	606,865	(14,447)	(10,078)
Level 2—Other significant observable inputs	17,138,747	—	—
Level 3—Significant unobservable inputs	—	—	—
Total	17,745,612	(14,447)	(10,078)

Pacific Stock Index Fund

Fund Profile

As of October 31, 2008

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	510	507	1,898
Turnover Rate	9%	—	—
Expense Ratio
(10/31/2007)[3]		—	—
Investor Shares	0.22%
Admiral Shares	0.12%
Signal Shares	0.12%
Institutional Shares	0.09%
ETF Shares	0.12%
Short-Term Reserves	–0.4%[4]	—	—

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	14.9%	14.9%	9.0%
Consumer Staples	6.6	6.7	9.9
Energy	2.1	2.1	12.0
Financials	26.4	26.1	21.4
Health Care	5.6	5.7	9.7
Industrials	14.9	14.9	10.0
Information Technology	9.2	9.2	9.1
Materials	9.9	9.8	7.4
Telecommunication
Services	3.9	4.0	6.0
Utilities	6.5	6.6	5.5

Volatility Measures[5]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	0.96	0.88
Beta	0.94	0.78

Ten Largest Holdings[6] (% of total net assets)

Toyota Motor Corp.	automobile
	manufacturers	4.1%
Mitsubishi UFJ	diversified
Financial Group	banks	2.5
BHP Billiton Ltd.	diversified metals
	and mining	2.5
Takeda
Pharmaceutical Co. Ltd.	pharmaceuticals	1.6
Honda Motor Co., Ltd.	automobile
	manufacturers	1.6
Canon, Inc.	office electronics	1.4
Commonwealth Bank	diversified
of Australia	banks	1.4
Tokyo Electric Power Co.	electric	1.3
Nintendo Co.	home entertainment
	software	1.2
Matsushita Electric	consumer
Industrial Co., Ltd.	electronics	1.1
Top Ten		18.7%

Market Diversification (% of equity exposure)
		Target
	Fund	Index[1]
Japan	72.4%	72.2%
Australia	18.1	18.1
Hong Kong	6.1	6.2
Singapore	3.1	3.2
Other Pacific Countries	0.3	0.3

1 MSCI Pacific Index.

2 MSCI All Country World Index ex USA.

3 The expense ratios shown are from the prospectus dated August 29, 2008. For the fiscal year ended October 31, 2008, the expense ratios were 0.22% for Investor Shares, 0.12% for Admiral Shares, 0.12% for Signal Shares, 0.09% for Institutional Shares, and 0.11% for ETF Shares.

4 The fund invested a portion of its cash reserves in equity markets through the use of index futures contracts. After the effect of the futures investments, the fund’s temporary cash position was negative.

5 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

6 The holdings listed exclude any temporary cash investments and equity index products.

Pacific Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 1998–October 31, 2008

Initial Investment of $10,000

		Average Annual Total Returns		Final Value of
	Periods Ended October 31, 2008			a $10,000
	One Year	Five Years	Ten Years	Investment
Pacific Stock Index Fund Investor Shares[1]	–42.71%	2.17%	2.16%	$12,379
MSCI All Country World Index ex USA	–48.27	5.05	3.19	13,692
MSCI Pacific Index	–43.49	1.74	2.05	12,249
Average Japan/Pacific Region Fund[2]	–46.22	–0.73	1.62	11,739

				Final Value of
			Since	a $100,000
	One Year	Five Years	Inception[3]	Investment
Pacific Stock Index Fund Admiral Shares[1]	–42.62%	2.29%	2.12%	$116,365
MSCI All Country World Index ex USA	–48.27	5.05	4.14	133,975
MSCI Pacific Index	–43.49	1.74	1.89	114,483

			Final Value of
		Since	a $10,000,000
	One Year	Inception[3]	Investment
Pacific Stock Index Fund Signal Shares[1]	–42.61%	–29.86%	$6,067,631
MSCI All Country World Index ex USA	–48.27	–33.15	5,670,641
MSCI Pacific Index	–43.49	–31.06	5,921,269

1 Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2000; the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months; or, for the Investor Shares, the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Derived from data provided by Lipper Inc.

3 Performance for the fund and its comparative standards is calculated since the following inception dates: August 13, 2001, for the Admiral Shares and June 4, 2007, for the Signal Shares.

Pacific Stock Index Fund

				Final Value of
			Since	a $5,000,000
	One Year	Five Years	Inception[1]	Investment
Pacific Stock Index Fund Institutional Shares[2]	–42.62%	2.34%	–2.37%	$4,083,198
MSCI All Country World Index ex USA	–48.27	5.05	–0.04	4,983,004
MSCI Pacific Index	–43.49	1.74	–2.58	4,008,333

			Final Value of
		Since	a $10,000
	One Year	Inception[1]	Investment
Pacific Stock Index Fund ETF Shares Net Asset Value	–42.61%	–3.33%	$8,836
MSCI All Country World Index ex USA	–48.27	–2.35	9,168
MSCI Pacific Index	–43.49	–3.91	8,642

Cumulative Returns: ETF Shares, March 4, 2005–October 31, 2008
		Since
	One Year	Inception[1]
Pacific Stock Index Fund ETF Shares Market Price	–42.40%	–11.37%
Pacific Stock Index Fund ETF Shares Net Asset Value	–42.61	–11.64
MSCI Pacific Index	–43.49	–13.58

1 Performance for the fund and its comparative standards is calculated since the following inception dates: May 15, 2000, for the Institutional Shares and March 4, 2005, for the ETF Shares.

2 Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2000, or the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months.

Pacific Stock Index Fund

Fiscal-Year Total Returns (%): October 31, 1998–October 31, 2008

Average Annual Total Returns: Periods Ended September 30, 2008

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
Pacific Stock Index Fund
Investor Shares[1]	6/18/1990	–27.28%	7.51%	5.96%
Admiral Shares[1]	8/13/2001	–27.24	7.60	5.09[2]
Signal Shares[1]	6/4/2007	–27.25	–20.10[2]	—
Institutional Shares[1]	5/15/2000	–27.21	7.67	0.00[2]
ETF Shares	3/4/2005
Market Price		–27.11	2.29[2]	—
Net Asset Value		–27.23	2.23[2]	—

1 Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2000; the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months; or, for the Investor Shares, the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Returns since inception.

Note: See Financial Highlights tables for dividend and capital gains information.

Pacific Stock Index Fund

Financial Statements

Statement of Net Assets

As of October 31, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (98.6%)[1]
Australia (17.8%)
	BHP Billiton Ltd.	11,162,872	214,452
	Commonwealth Bank
	of Australia	4,410,927	120,576
	National Australia
	Bank Ltd.	5,428,312	88,080
	Westpac Banking
	Corp., Ltd.	6,247,404	85,718
	Woolworths Ltd.	4,048,458	75,470
	Australia & New Zealand
	Bank Group Ltd.	6,391,980	74,930
	Westfield Group	5,833,414	64,428
	QBE Insurance Group Ltd.	2,953,586	50,391
	Rio Tinto Ltd.	950,429	49,168
	CSL Ltd.	1,988,715	48,365
	Woodside Petroleum Ltd.	1,602,649	45,283
	Telstra Corp. Ltd.	14,485,690	39,873
	St. George Bank Ltd.	1,866,177	34,915
	Wesfarmers Ltd.	2,152,620	30,937
	Origin Energy Ltd.	2,922,048	30,644
	Brambles Ltd.	4,607,341	24,576
	Foster’s Group Ltd.	6,391,148	24,432
	AMP Ltd.	6,236,065	22,684
	Newcrest Mining Ltd.	1,507,922	20,729
^	Macquarie Group, Ltd.	914,073	18,134
	Santos Ltd.	1,980,538	17,932
	Suncorp-Metway Ltd.	3,178,282	17,109
	Insurance Australia
	Group Ltd.	6,248,674	15,829
	Orica Ltd.	1,179,578	15,333
	AGL Energy Ltd.	1,475,591	13,857
	Transurban Group	3,858,588	13,854
	Stockland	4,879,110	13,120
	Australian Stock
	Exchange Ltd.	570,054	11,447
	Incitec Pivot Ltd.	4,028,093	10,799
	Amcor Ltd.	2,793,081	10,782
^	Macquarie
	Infrastructure Group	7,980,147	10,460

			Market
			Value•
		Shares	($000)
	Coca-Cola Amatil Ltd.	1,836,061	9,911
	Sonic Healthcare Ltd.	1,056,064	9,651
	Computershare Ltd.	1,574,956	8,904
	AXA Asia Pacific
	Holdings Ltd.	2,822,087	8,325
*	Fortescue Metals
	Group Ltd.	4,208,223	8,323
^	Leighton Holdings Ltd.	496,793	8,261
	Toll Holdings Ltd.	2,054,543	8,202
	Tabcorp Holdings Ltd.	1,740,641	7,980
	Bendigo Bank Ltd.	893,457	7,882
	CFS Gandel Retail Trust	5,670,183	7,627
	BlueScope Steel Ltd.	2,519,947	7,412
	GPT Group	14,580,048	7,296
	Cochlear Ltd.	185,731	7,047
	Wesfarmers, Ltd. Price
	Protected Shares	479,522	6,922
	Metcash Ltd.	2,551,563	6,887
	Alumina Ltd.	4,829,064	6,872
	Crown Ltd.	1,494,157	6,687
	OneSteel Ltd.	2,765,418	6,353
	Tatt’s Group, Ltd.	3,776,286	6,324
	OZ Minerals Ltd.	9,830,228	6,175
^	Boral Ltd.	1,931,184	5,812
^	John Fairfax Holdings Ltd.	4,516,974	5,791
	Lion Nathan Ltd.	978,258	5,781
	Lend Lease Corp.	1,197,105	5,539
	Macquarie
	Goodman Group	8,275,273	5,221
	Qantas Airways Ltd.	3,103,479	5,041
	WorleyParsons Ltd.	499,635	5,020
	Goodman Fielder Ltd.	4,389,078	4,871
	Dexus Property Group
	NPV	9,722,627	4,845
	CSR Ltd.	3,272,099	4,756
	Billabong International Ltd.	555,225	4,439
	James Hardie Industries
	NV	1,435,643	4,083
	Macquarie Airports Group	2,291,884	3,259
	Harvey Norman
	Holdings Ltd.	1,754,107	3,028

Pacific Stock Index Fund

			Market
			Value•
		Shares	($000)
^	Perpetual Trustees
	Australia Ltd.	124,537	2,900
	Caltex Australia Ltd.	445,456	2,806
*	Paladin Resources Ltd.	1,820,943	2,790
	Aristocrat Leisure Ltd.	1,078,578	2,716
	Sims Group Ltd.	272,679	2,615
	Asciano Group	1,863,017	2,603
	Sims Group Ltd. ADR	235,750	2,315
	Mirvac Group	3,468,260	2,270
	Boart Longyear Group	4,773,956	1,385
	Macquarie Office Trust	6,807,999	1,310
^	Babcock & Brown Ltd.	880,995	770
			1,559,314
Hong Kong (6.1%)
	CLP Holdings Ltd.	6,808,705	45,918
	Cheung Kong
	Holdings Ltd.	4,621,886	44,377
	Sun Hung Kai
	Properties Ltd.	4,691,324	41,101
	Hutchison Whampoa Ltd.	7,090,095	38,314
	Hong Kong Exchanges
	& Clearing Ltd.	3,392,500	34,403
	Hang Seng Bank Ltd.	2,543,666	31,739
	Hong Kong Electric
	Holdings Ltd.	4,614,050	24,869
	Hong Kong & China
	Gas Co., Ltd.	13,302,481	23,436
	Esprit Holdings Ltd.	3,516,078	19,979
	Swire Pacific Ltd.
	A Shares	2,741,000	19,304
	Hang Lung
	Properties Ltd.	6,896,720	16,852
	Li & Fung Ltd.	7,473,450	14,999
	Boc Hong Kong
	Holdings Ltd.	12,313,300	14,098
	Henderson Land
	Development Co. Ltd.	3,575,593	12,931
	Link REIT	7,119,000	12,729
	MTR Corp.	4,677,700	10,365
	Bank of East Asia Ltd.	4,735,073	9,551
	Hang Lung
	Development Co., Ltd.	2,893,000	9,310
	Wharf Holdings Ltd.	4,566,903	9,112
	New World
	Development Co., Ltd.	8,048,146	6,700
	Hopewell Holdings Ltd.	2,080,800	6,469
	Shangri-La Asia Ltd.	4,303,068	6,092
*	Hutchison
	Telecommunications
	International Ltd.	5,572,673	6,020
^	Cheung Kong
	Infrastructure
	Holdings Ltd.	1,505,600	5,515
	Kerry Properties Ltd.	2,126,013	5,341
	Sino Land Co.	5,637,400	4,956
^	Cathay Pacific Airways Ltd.	3,938,500	4,806

			Market
			Value•
		Shares	($000)
^,*	Mongolia Energy
	Corp. Ltd.	11,071,000	4,749
	PCCW Ltd.	12,350,769	4,622
	Wheelock and Co. Ltd.	3,057,000	4,580
	Yue Yuen Industrial
	(Holdings) Ltd.	2,206,900	4,414
*	CITIC International
	Financial Holdings Ltd.	6,705,000	4,239
	Kingboard Chemical
	Holdings Ltd.	1,824,500	3,642
	Hysan Development
	Co., Ltd.	1,898,811	2,977
	Pacific Basin Shipping Ltd.	5,463,000	2,925
	NWS Holdings Ltd.	2,697,000	2,815
	Wing Hang Bank Ltd.	585,009	2,744
	Television Broadcasts Ltd.	942,412	2,621
*	Foxconn International
	Holdings Ltd.	6,969,238	2,564
*	Genting International PLC	9,557,000	2,357
	Chinese Estates Holdings	3,032,000	2,330
^	ASM Pacific
	Technology Ltd.	644,100	2,152
	Hong Kong Aircraft &
	Engineering Co., Ltd.	222,000	1,750
	Lifestyle International
	Holdings, Ltd.	2,267,000	1,513
	Orient Overseas
	International Ltd.	732,224	1,308
	Shun Tak Holdings Ltd.	3,506,382	699
	C C Land Holdings Ltd.	3,180,000	578
	Lee & Man Paper
	Manufacturing Ltd.	1,552,000	507
			535,372
Japan (71.2%)
	Toyota Motor Corp.	9,174,865	358,287
	Mitsubishi UFJ
	Financial Group	34,321,182	215,680
	Takeda Pharmaceutical
	Co. Ltd.	2,767,847	137,521
	Honda Motor Co., Ltd.	5,492,672	136,577
	Canon, Inc.	3,548,649	124,173
	Tokyo Electric Power Co.	4,049,910	114,696
	Nintendo Co.	329,820	105,974
	Matsushita Electric
	Industrial Co., Ltd.	6,119,563	98,548
	Sumitomo Mitsui
	Financial Group, Inc.	22,309	89,434
	NTT DoCoMo, Inc.	52,236	82,844
	East Japan Railway Co.	11,309	80,475
	Seven and I Holdings
	Co., Ltd.	2,863,140	80,391
	Sony Corp.	3,340,964	79,182
	Mizuho Financial
	Group, Inc.	32,220	78,675
	Mitsubishi Corp.	4,510,000	75,596

Pacific Stock Index Fund

		Market
		Value•
	Shares	($000)
Shin-Etsu Chemical
Co., Ltd.	1,365,400	72,578
Nippon Telegraph and
Telephone Corp.	17,278	70,507
Millea Holdings, Inc.	2,274,600	70,162
Mitsubishi Estate
Co., Ltd.	3,909,000	69,828
Astellas Pharma Inc.	1,639,898	66,053
Kansai Electric Power
Co., Inc.	2,561,700	64,235
KDDI Corp.	9,696	58,094
Chubu Electric Power Co.	2,202,400	57,670
Nippon Steel Corp.	16,981,343	57,158
Nomura Holdings Inc.	5,885,100	55,757
Mitsui & Co., Ltd.	5,753,600	55,750
Japan Tobacco, Inc.	14,968	53,102
Hitachi Ltd.	11,203,000	52,599
Kao Corp.	1,736,661	50,783
Mitsui Fudosan Co., Ltd.	2,785,557	48,589
Daiichi Sankyo Co., Ltd.	2,322,536	47,623
JFE Holdings, Inc.	1,737,200	44,325
Central Japan Railway Co.	5,215	42,839
Fanuc Co., Ltd.	637,300	42,462
Mitsubishi Electric Corp.	6,428,000	39,849
Fuji Photo Film Co., Ltd.	1,626,166	37,435
Nissan Motor Co., Ltd.	7,518,320	37,339
Toshiba Corp.	10,229,000	36,972
Bridgestone Corp.	2,028,359	35,462
Mitsui Sumitomo
Insurance Group
Holdings, Inc.	1,261,265	35,049
Mitsubishi Heavy
Industries Ltd.	10,660,000	34,180
Tokyo Gas Co., Ltd.	7,751,000	33,329
Sumitomo Corp.	3,743,756	32,938
Sumitomo Metal
Industries Ltd.	12,788,000	32,890
Komatsu Ltd.	2,989,768	32,868
Tohoku Electric Power Co.	1,421,800	31,936
Kyocera Corp.	540,900	31,772
Denso Corp.	1,617,300	31,522
Orix Corp.	306,656	31,507
Kirin Brewery Co., Ltd.	2,620,048	28,978
Kyushu Electric
Power Co., Inc.	1,261,800	28,927
Eisai Co., Ltd.	838,500	27,205
Secom Co., Ltd.	698,300	26,635
Itochu Corp.	5,008,000	26,466
Hoya Corp.	1,374,594	25,100
Daiwa Securities
Group Inc.	4,438,850	25,095
T & D Holdings, Inc.	655,460	25,039
West Japan Railway Co.	5,654	24,881
Softbank Corp.	2,508,518	24,702
Murata
Manufacturing Co., Ltd.	711,755	24,530

			Market
			Value•
		Shares	($000)
	Fujitsu Ltd.	6,197,000	24,365
	Keyence Corp.	125,319	24,015
	Ricoh Co.	2,230,386	24,003
	Sharp Corp.	3,325,000	23,731
	Dai-Nippon
	Printing Co., Ltd.	1,980,741	23,403
	Terumo Corp.	561,159	23,387
	Osaka Gas Co., Ltd.	6,461,000	22,854
	Shiseido Co., Ltd.	1,090,524	22,438
	Chugoku Electric
	Power Co., Ltd.	925,690	22,405
	Sumitomo Trust &
	Banking Co., Ltd.	4,736,388	21,935
	Marubeni Corp.	5,492,000	21,337
	Asahi Breweries Ltd.	1,286,800	21,240
	Asahi Glass Co., Ltd.	3,355,200	21,083
^	Kintetsu Corp.	5,407,150	20,697
	Sumitomo Realty &
	Development Co.	1,266,572	20,636
^	Toray Industries, Inc.	4,428,740	20,564
	Aeon Co., Ltd.	2,129,900	20,424
	Sumitomo Electric
	Industries Ltd.	2,494,700	20,198
	Bank of Yokohama Ltd.	4,104,000	19,906
	Mitsui OSK Lines Ltd.	3,812,000	19,906
	Daikin Industries Ltd.	877,489	19,737
	Sompo Japan
	Insurance Inc.	2,793,000	19,577
	Nidec Corp.	361,800	19,459
	Ajinomoto Co., Inc.	2,212,000	19,099
	Tokyo Electron Ltd.	570,730	19,030
	NEC Corp.	6,413,812	19,015
	Hankyu Corp.	4,017,958	18,954
	Kubota Corp.	3,636,000	18,250
	SMC Corp.	191,277	18,057
	Nippon Oil Corp.	4,384,479	17,997
^	Resona Holdings Inc.	17,066	17,896
	Nippon Yusen Kabushiki
	Kaisha Co.	3,683,000	17,810
	Shikoku Electric Power	606,388	17,794
	Shizuoka Bank Ltd.	2,009,000	17,743
	Suzuki Motor Corp.	1,174,457	17,234
	Mitsubishi Chemical
	Holdings Corp.	4,259,000	17,218
	Fast Retailing Co., Ltd.	158,900	16,940
	Shionogi & Co., Ltd.	993,362	16,907
^	Yahoo Japan Corp.	50,312	16,648
^,*	Mitsubishi Motors Corp.	11,977,620	16,559
	Office Building Fund of
	Japan Inc.	1,715	16,479
	Rohm Co., Ltd.	336,200	16,200
	Sumitomo Chemical Co.	5,233,000	16,010
	Inpex Holdings, Inc.	2,750	15,965
	Nikon Corp.	1,128,718	15,907
	Yamada Denki Co., Ltd.	288,676	15,713

Pacific Stock Index Fund

			Market
			Value•
		Shares	($000)
	Hokuriku Electric
	Power Co.	586,432	15,454
	Odakyu Electric
	Railway Co.	2,085,000	15,288
	Daiwa House
	Industry Co., Ltd.	1,698,000	15,095
	Asahi Kasei Corp.	3,968,000	14,925
	Tokyu Corp.	3,785,000	14,870
^	Olympus Corp.	768,464	14,810
	Sekisui House Ltd.	1,465,858	14,699
	Hokkaido Electric
	Power Co., Ltd.	644,761	14,458
	Ono Pharmaceutical
	Co., Ltd.	321,773	14,344
	Yamato Holdings Co., Ltd.	1,295,000	14,306
	Kobe Steel Ltd.	8,816,095	14,300
	NTT Data Corp.	4,203	13,887
	TDK Corp.	409,800	13,847
	Sumitomo Metal
	Mining Co.	1,840,000	13,799
	Tobu Railway Co., Ltd.	2,716,000	13,799
	Toyoda Automatic
	Loom Works Ltd.	596,800	13,473
	Electric Power
	Development Co., Ltd.	443,640	13,208
	Nipponkoa Insurance
	Co., Ltd.	2,176,193	13,043
	Mitsui Trust Holding Inc.	3,279,400	12,938
	Toppan Printing Co., Ltd.	1,747,000	12,846
	Chiba Bank Ltd.	2,536,000	12,535
	Japan Real Estate
	Investment Corp.	1,397	12,371
^	Oriental Land Co., Ltd.	174,300	12,360
	Nitto Denko Corp.	550,100	12,183
	JS Group Corp.	886,208	11,476
	Lawson Inc.	232,300	11,354
	Daito Trust
	Construction Co., Ltd.	268,384	11,322
	Aisin Seiki Co., Ltd.	638,238	11,294
^	Keihin Electric Express
	Railway Co., Ltd.	1,427,000	11,014
	Joyo Bank Ltd.	2,330,000	10,961
	Matsushita Electric
	Works, Ltd.	1,252,000	10,927
	OJI Paper Co., Ltd.	2,836,740	10,831
^	Rakuten, Inc.	21,793	10,804
	Bank of Kyoto Ltd.	1,025,000	10,782
	Nippon Express Co., Ltd.	2,655,000	10,716
^	Dentsu Inc.	6,488	10,646
	Chugai Pharmaceutical
	Co., Ltd.	745,900	10,608
	Konica Minolta
	Holdings, Inc.	1,595,000	10,475
	Benesse Corp.	248,157	10,423
*	Isetan Mitsukoshi
	Holdings Ltd.	1,098,480	10,347

			Market
			Value•
		Shares	($000)
	Keio Electric
	Railway Co., Ltd.	1,929,000	9,989
	Ohbayashi Corp.	2,035,000	9,957
	Uni-Charm Corp.	138,000	9,898
	Omron Corp.	677,500	9,673
	Shimizu Corp.	1,962,000	9,627
	Sony Financial
	Holdings, Inc.	2,887	9,389
	Hisamitsu
	Pharmaceutical Co. Inc.	222,145	9,259
	Hirose Electric Co., Ltd.	106,300	9,205
	Toho Gas Co., Ltd.	1,579,297	9,116
	Kawasaki Heavy
	Industries Ltd.	4,984,000	9,030
	Nippon Mining
	Holdings Inc.	2,942,000	9,006
	Kuraray Co., Ltd.	1,143,000	8,747
	NGK Insulators Ltd.	839,534	8,720
	The Iyo Bank, Ltd.	806,331	8,699
	Mitsubishi
	Materials Corp.	3,840,000	8,671
	Kurita Water
	Industries Ltd.	376,200	8,583
	Trend Micro Inc.	348,500	8,525
	Fukuoka Financial
	Group, Inc.	2,567,600	8,492
*	Sanyo Electric Co., Ltd.	5,589,000	8,483
	Ibiden Co., Ltd.	450,139	8,421
	Sekisui Chemical Co.	1,432,000	8,367
	Nippon Meat Packers, Inc.	607,000	8,326
	Nitori Co., Ltd.	132,568	8,306
	Japan Steel Works Ltd.	1,170,832	8,294
^	All Nippon Airways
	Co., Ltd.	2,147,000	8,199
	Kajima Corp.	2,806,000	8,116
^	Yakult Honsha Co., Ltd.	320,900	7,997
	Kawasaki Kisen
	Kaisha Ltd.	2,013,000	7,975
^	Nippon Paper Group, Inc.	2,980	7,964
	TonenGeneral Sekiyu K.K.	938,000	7,934
	Sankyo Co., Ltd.	178,100	7,924
	Shinsei Bank, Ltd.	5,125,046	7,861
	Nissin Food
	Products Co., Ltd.	274,800	7,855
	Tanabe Seiyaku Co., Ltd.	746,000	7,851
	JGC Corp.	730,000	7,826
	Hokuhoku Financial
	Group, Inc.	3,923,400	7,764
	FamilyMart Co., Ltd.	195,200	7,734
	Taisho Pharmaceutical Co.	428,000	7,709
	Teijin Ltd.	2,940,000	7,646
	Toyo Suisan Kaisha, Ltd.	296,000	7,632
	Takashimaya Co.	987,972	7,614
	J. Front Retailing Co., Ltd.	1,690,400	7,538
	The Chugoku Bank, Ltd.	542,439	7,462
	Isuzu Motors Ltd.	4,245,728	7,459

Pacific Stock Index Fund

			Market
			Value•
		Shares	($000)
	Makita Corp.	406,000	7,362
	Yamaha Motor Co., Ltd.	665,000	7,352
	Taisei Corp.	3,190,000	7,352
	Mitsui Chemicals, Inc.	2,102,000	7,339
	Kyowa Hakko Kogyo Co.	861,589	7,180
	Toho Co., Ltd.	376,100	7,170
^	Advantest Corp.	496,436	7,133
	Ube Industries Ltd.	3,367,000	7,084
	The Suruga Bank, Ltd.	747,000	7,032
	Namco Bandai
	Holdings Inc.	682,100	7,014
	The Hachijuni Bank Ltd.	1,427,550	7,005
	Nippon Electric
	Glass Co., Ltd.	1,155,097	6,948
	Kamigumi Co., Ltd.	864,000	6,874
	Fuji Heavy Industries Ltd.	1,947,189	6,850
	Toyota Tsusho Corp.	709,704	6,849
	Sojitz Holdings Corp.	4,088,900	6,833
^,*	Japan Airlines
	System Co.	2,991,000	6,806
	Mazda Motor Corp.	3,056,422	6,779
	Yamaguchi Financial
	Group, Inc.	704,473	6,738
	Gunma Bank Ltd.	1,314,000	6,709
	JSR Corp.	594,100	6,701
	SBI Holdings, Inc.	55,575	6,669
	Toyo Seikan Kaisha Ltd.	538,800	6,647
	Nippon Sheet Glass
	Co., Ltd.	1,999,000	6,538
	Shimano, Inc.	222,900	6,376
	Furukawa Electric Co.	2,109,000	6,371
	Seiko Epson Corp.	423,300	6,357
	Nisshin Seifun Group Inc.	584,600	6,338
	Santen Pharmaceutical
	Co., Ltd.	246,300	6,299
	Stanley Electric Co.	499,100	6,275
	Aioi Insurance Co., Ltd.	1,504,000	6,176
	The Hiroshima Bank, Ltd.	1,657,650	6,160
	Nomura Research
	Institute, Ltd.	372,580	6,152
	Acom Co., Ltd.	159,290	6,085
	Toto Ltd.	867,000	6,050
	Konami Corp.	333,149	6,027
	Showa Denko K.K.	3,933,000	5,974
	NSK Ltd.	1,463,000	5,971
	Citizen Watch Co., Ltd.	1,072,200	5,933
	Nippon Sanso Corp.	942,000	5,924
	Mizuho Trust &
	Banking Co., Ltd.	5,028,950	5,910
	Credit Saison Co., Ltd.	541,852	5,750
	Shimadzu Corp.	833,787	5,705
	Sumitomo Heavy
	Industries Ltd.	1,909,000	5,667
	Yamaha Corp.	582,200	5,642
	Amada Co., Ltd.	1,211,000	5,561
	THK Co., Inc.	401,700	5,501

			Market
			Value•
		Shares	($000)
^	Oracle Corp. Japan	126,500	5,499
	Jupiter
	Telecommunications
	Co., Ltd.	8,045	5,432
	77 Bank Ltd.	1,151,000	5,423
	NGK Spark Plug Co.	574,682	5,417
	IHI Corp.	4,404,000	5,343
	Brother Industries Ltd.	782,362	5,337
	Yamazaki Baking Co., Ltd.	401,000	5,328
	Kikkoman Corp.	527,000	5,314
	Ushio Inc.	393,300	5,313
	Square Enix Co., Ltd.	210,000	5,291
	Mediceo Paltac
	Holdings Co., Ltd.	487,361	5,281
	NTN Corp.	1,412,000	5,262
	AEON Mall Co., Ltd.	210,300	5,191
	The Nishi-Nippon
	City Bank, Ltd.	2,375,307	5,175
	Nomura Real Estate
	Office Fund, Inc.	910	5,174
	Marui Co., Ltd.	845,400	5,168
	Showa Shell Sekiyu K.K.	628,400	5,134
	Casio Computer Co.	786,500	5,052
	Shimamura Co., Ltd.	72,900	5,050
	Sumitomo Rubber
	Industries Ltd.	569,600	5,025
	Susuken Co., Ltd.	233,720	4,994
	USS Co., Ltd.	81,210	4,974
	JTEKT Corp.	641,123	4,919
	Mitsubishi Gas
	Chemical Co.	1,291,000	4,750
	Daihatsu Motor Co., Ltd.	637,507	4,720
^	Sapporo Holdings Ltd.	856,000	4,709
^	Sumco Corp.	430,116	4,658
	Uny Co., Ltd.	594,000	4,629
	Mitsubishi UFJ Lease &
	Finance Company Ltd.	192,680	4,614
	Kaneka Corp.	987,982	4,610
	Sega Sammy Holdings Inc.	608,532	4,600
	Keisei Electric
	Railway Co., Ltd.	921,000	4,522
	Shinko Securities
	Co., Ltd.	1,753,000	4,347
	Sapporo Hokuyo
	Holdings, Inc.	1,001	4,317
	Alfresa Holdings Corp.	99,000	4,306
	Idemitsu Kosan Co. Ltd.	73,047	4,259
	Tokyu Land Corp.	1,499,000	4,242
	Dai Nippon
	Pharmaceutical Co., Ltd.	531,000	4,195
	Japan Retail Fund
	Investment Corp.	1,158	4,182
^	Hitachi Construction
	Machinery Co.	356,778	4,142
	Hitachi Metals Ltd.	546,320	4,108
	Kansai Paint Co., Ltd.	722,000	4,030

Pacific Stock Index Fund

			Market
			Value•
		Shares	($000)
	Meiji Dairies Corp.	882,000	4,023
	NTT Urban
	Development Corp.	3,853	3,953
	Mabuchi Motor Co.	99,800	3,948
	Nissan Chemical
	Industries, Ltd.	485,000	3,922
	Cosmo Oil Co., Ltd.	1,839,000	3,912
	Haseko Corp.	4,313,655	3,904
^	Mitsubishi Rayon Co., Ltd.	1,803,000	3,871
	Canon Sales Co. Inc.	225,300	3,769
	Hitachi High-
	Technologies Corp.	230,575	3,740
	Tokuyama Corp.	737,000	3,732
	Coca-Cola West
	Japan Co., Ltd.	185,700	3,724
	Tokyo Tatemono Co., Ltd.	902,000	3,716
	Kinden Corp.	441,000	3,682
	Japan Petroleum
	Exploration Co., Ltd.	95,485	3,637
	Mitsumi Electric Co., Ltd.	276,500	3,637
^	Promise Co., Ltd.	201,950	3,625
	Denki Kagaku Kogyo K.K.	1,610,000	3,567
	Hitachi Chemical Co., Ltd.	348,400	3,560
	NOK Corp.	373,700	3,558
	Hakuhodo DY Holdings Inc.	77,830	3,544
	Yaskawa Electric Corp.	803,380	3,526
	Yokogawa Electric Corp.	755,197	3,497
	Taiheiyo Cement Corp.	3,000,000	3,492
	Mitsui Mining &
	Smelting Co., Ltd.	1,906,000	3,486
	Mitsubishi Logistics Corp.	380,000	3,457
^	Nomura Real Estate
	Holdings Inc.	173,200	3,393
^	Ito En, Ltd.	212,400	3,383
	Tosoh Corp.	1,691,000	3,372
	Nisshin Steel Co.	2,498,000	3,345
	Asics Corp.	530,139	3,322
	Japan Prime Realty
	Investment Corp.	1,859	3,303
^	Mitsui Engineering &
	Shipbuilding Co., Ltd.	2,350,000	3,288
	Daicel Chemical
	Industries Ltd.	910,000	3,281
	Minebea Co., Ltd.	1,193,000	3,220
	Dai-Nippon Ink &
	Chemicals, Inc.	1,987,000	3,212
	Daido Steel Co., Ltd.	1,006,000	3,189
	Leopalace21 Corp.	425,300	3,166
	Alps Electric Co., Ltd.	573,900	3,157
	Onward Kashiyama
	Co., Ltd.	430,000	3,145
	Yamato Kogyo Co., Ltd.	131,900	3,117
	Toyoda Gosei Co., Ltd.	217,900	3,059
	JAFCO Co., Ltd.	112,000	3,015
^	Takefuji Corp.	367,260	2,953
	Maruichi Steel Tube Ltd.	124,800	2,839

			Market
			Value•
		Shares	($000)
	Obic Co., Ltd.	23,110	2,829
	Tokyo Steel
	Manufacturing Co.	359,800	2,779
	Aeon Credit Service
	Co. Ltd.	260,790	2,778
	Dowa Mining Co., Ltd.	908,000	2,737
	Fuji Electric Holdings
	Co., Ltd.	1,872,000	2,731
	Otsuka Corp.	52,464	2,639
	Nisshinbo Industries, Inc.	447,000	2,598
^	Itochu
	Techno-Science Corp.	100,100	2,346
	Tokyo Broadcasting
	System, Inc.	127,900	2,266
^,*	DeNA Co., Ltd.	963	2,155
	NHK Spring Co.	527,000	2,124
	Okuma Corp.	476,711	2,096
	Hino Motors, Ltd.	869,000	2,008
	CSK Corp.	237,400	1,984
	Toyota Boshoku Corp.	217,900	1,944
^,*	Elpida Memory Inc.	363,600	1,938
	Fuji Television
	Network, Inc.	1,580	1,892
	Aozora Bank, Ltd.	2,165,000	1,808
	Tokai Rika Co., Ltd.	172,724	1,747
^	Osaka Titanium
	Technologies Co.	61,726	1,610
^	Pioneer Corp.	517,400	1,535
	Shinko Electric
	Industries Co., Ltd.	224,753	1,449
	Hikari Tsushin, Inc.	87,700	1,309
^,*	NEC Electronics Corp.	123,200	1,241
^	Toho Titanium Co., Ltd.	103,142	1,206
^	Aiful Corp.	252,400	1,170
*	Dowa Mining Co., Ltd.
	Rights Exp. 1/29/10	425,000	62
			6,230,585
New Zealand (0.3%)
	Telecom Corp. of
	New Zealand Ltd.	6,067,847	8,225
	Fletcher Building Ltd.	1,669,131	5,668
	Contact Energy Ltd.	963,459	4,085
	Auckland International
	Airport Ltd.	3,257,122	3,486
	Sky City Entertainment
	Group Ltd.	1,599,910	3,088
			24,552
Singapore (3.2%)
	Singapore
	Telecommunications
	Ltd.	26,478,290	44,561
	United Overseas Bank
	Ltd.	4,054,567	36,656
	DBS Group Holdings Ltd.	3,792,161	28,947
	Oversea-Chinese Banking
	Corp., Ltd.	8,319,068	28,126

Pacific Stock Index Fund

			Market
			Value•
		Shares	($000)
	Singapore Airlines Ltd.	1,778,010	13,622
	Keppel Corp., Ltd.	4,239,500	13,217
	Capitaland Ltd.	5,644,895	11,313
	Singapore Press
	Holdings Ltd.	5,041,833	11,014
	Singapore Exchange Ltd.	2,846,318	10,188
	City Developments Ltd.	1,659,412	7,338
	Singapore Technologies
	Engineering Ltd.	4,471,407	7,060
	Fraser & Neave Ltd.	3,224,500	6,084
	Sembcorp Industries Ltd.	3,257,393	5,475
	ComfortDelGro Corp. Ltd.	6,275,586	5,148
	CapitaMall Trust	3,879,148	5,144
	Wilmar International Ltd.	2,768,000	4,787
	Noble Group Ltd.	5,244,600	3,818
	Ascendas REIT	3,310,000	3,683
	Olam International Ltd.	3,981,100	3,504
	SembCorp Marine Ltd.	2,730,800	3,394
	Parkway Holdings Ltd.	2,986,705	3,202
	Jardine Cycle N
	Carriage Ltd.	468,128	3,003
	Venture Corp. Ltd.	730,250	2,669
	United Overseas
	Land Ltd.	1,731,556	2,267
	Capitacommercial Trust	3,238,365	2,225
	Golden
	Agri-Resources Ltd.	16,432,000	2,193
	Cosco Corp.
	Singapore Ltd.	2,951,000	1,615
	Keppel Land Ltd.	1,194,000	1,535
	Neptune Orient Lines Ltd.	1,712,000	1,446
	Yanlord Land Group Ltd.	1,483,000	761
			273,995
Total Common Stocks
(Cost $12,257,290)			8,623,818
Temporary Cash Investments (3.0%)[1]
Money Market Fund (2.7%)
2,3	Vanguard Market
	Liquidity Fund,
	1.701%	233,905,019	233,905

		Face	Market
		Amount	Value•
		($000)	($000)
U.S. Agency Obligations (0.3%)
4,5	Federal Home
	Loan Bank,
	2.674%, 2/27/09	2,000	1,984
4,5	Federal Home Loan
	Mortgage Corp.,
	1.912%, 2/27/09	2,500	2,481
4	Federal National
	Mortgage Assn.,
	2.464%, 11/5/08	15,000	14,998
4,5	Federal National
	Mortgage Assn.,
	2.585%, 11/17/08	10,000	9,993
			29,456
Total Temporary Cash Investments
(Cost $263,357)			263,361
Total Investments (101.6%)
(Cost $12,520,647)			8,887,179
Other Assets and Liabilites (–1.6%)
Other Assets			110,944
Liabilities[3]			(250,869)
			(139,925)
Net Assets (100%)			8,747,254

Pacific Stock Index Fund

At October 31, 2008, net assets consisted of:
Amount
($000)
Paid-in Capital	12,919,869
Undistributed Net Investment Income	100,521
Accumulated Net Realized Losses	(615,831)
Unrealized Appreciation (Depreciation)
Investment Securities	(3,633,468)
Futures Contracts	(25,432)
Foreign Currencies and Forward
Currency Contracts	1,595
Net Assets	8,747,254

Investor Shares—Net Assets
Applicable to 637,638,547 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	5,064,602
Net Asset Value Per Share—
Investor Shares	$7.94

Admiral Shares—Net Assets
Applicable to 14,151,536 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	736,509
Net Asset Value Per Share—
Admiral Shares	$52.04

Signal Shares—Net Assets
Applicable to 8,285,921 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	149,792
Net Asset Value Per Share—
Signal Shares	$18.08

Amount
($000)
Institutional Shares—Net Assets
Applicable to 202,207,192 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,610,027
Net Asset Value Per Share—
Institutional Shares	$7.96

ETF Shares—Net Assets
Applicable to 28,180,618 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,186,324
Net Asset Value Per Share—
ETF Shares	$42.10

•	See Note A in Notes to Financial Statements.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $163,674,000.
*	Non-income-producing security.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 1.6%, respectively, of net assets.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 Includes $176,426,000 of collateral received for securities on loan.

4 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

5 Securities with a value of $14,458,000 have been segregated as initial margin for open futures contracts.

ADR—American Depositary Receipt.

REIT—Real Estate Investment Trust.

See accompanying Notes, which are an integral part of the Financial Statements.

Pacific Stock Index Fund

Statement of Operations

Year Ended
October 31, 2008
($000)
Investment Income
Income
Dividends[1]	361,276
Interest[2]	2,723
Security Lending	6,738
Total Income	370,737
Expenses
The Vanguard Group—Note B
Investment Advisory Services	390
Management and Administrative—Investor Shares	15,864
Management and Administrative—Admiral Shares	839
Management and Administrative—Signal Shares	182
Management and Administrative—Institutional Shares	873
Management and Administrative—ETF Shares	870
Marketing and Distribution—Investor Shares	2,713
Marketing and Distribution—Admiral Shares	231
Marketing and Distribution—Signal Shares	42
Marketing and Distribution—Institutional Shares	620
Marketing and Distribution—ETF Shares	400
Custodian Fees	2,854
Auditing Fees	39
Shareholders’ Reports—Investor Shares	162
Shareholders’ Reports—Admiral Shares	8
Shareholders’ Reports—Signal Shares	3
Shareholders’ Reports—Institutional Shares	1
Shareholders’ Reports—ETF Shares	60
Trustees’ Fees and Expenses	19
Total Expenses	26,170
Net Investment Income	344,567
Realized Net Gain (Loss)
Investment Securities Sold	625,715
Futures Contracts	(27,279)
Foreign Currencies and Forward Currency Contracts	(1,132)
Realized Net Gain (Loss)	597,304
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(7,978,294)
Futures Contracts	(28,896)
Foreign Currencies and Forward Currency Contracts	811
Change in Unrealized Appreciation (Depreciation)	(8,006,379)
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,064,508)

1 Dividends are net of foreign withholding taxes of $16,172,000.

2 Interest income from an affiliated company of the fund was $2,397,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Pacific Stock Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	344,567	260,891
Realized Net Gain (Loss)	597,304	30,327
Change in Unrealized Appreciation (Depreciation)	(8,006,379)	2,252,375
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,064,508)	2,543,593
Distributions
Net Investment Income
Investor Shares	(247,822)	(176,611)
Admiral Shares	(29,349)	(25,966)
Signal Shares	(6,128)	—
Institutional Shares	(59,339)	(42,679)
ETF Shares	(34,784)	(18,129)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(377,422)	(263,385)
Capital Share Transactions
Investor Shares	(1,532,226)	1,937,377
Admiral Shares	34,355	(42,070)
Signal Shares	31,639	242,515
Institutional Shares	93,372	573,669
ETF Shares	519,132	628,365
Net Increase (Decrease) from Capital Share Transactions	(853,728)	3,339,856
Total Increase (Decrease)	(8,295,658)	5,620,064
Net Assets
Beginning of Period	17,042,912	11,422,848
End of Period[1]	8,747,254	17,042,912

1 Net Assets—End of Period includes undistributed net investment income of $100,521,000 and $131,063,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Pacific Stock Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$14.19	$12.13	$10.39	$8.63	$7.80
Investment Operations
Net Investment Income	.281	.236	.190	.156	.121
Net Realized and Unrealized Gain (Loss)
on Investments	(6.228)	2.091	1.710	1.761	.814
Total from Investment Operations	(5.947)	2.327	1.900	1.917	.935
Distributions
Dividends from Net Investment Income	(.303)	(.267)	(.160)	(.157)	(.105)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.303)	(.267)	(.160)	(.157)	(.105)
Net Asset Value, End of Period	$7.94	$14.19	$12.13	$10.39	$8.63

Total Return[1]	–42.71%	19.52%	18.39%	22.48%	12.15%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,065	$11,281	$7,814	$5,202	$3,471
Ratio of Total Expenses to
Average Net Assets	0.22%	0.22%	0.27%	0.32%	0.34%
Ratio of Net Investment Income to
Average Net Assets	2.32%	1.80%	1.73%	1.76%	1.57%
Portfolio Turnover Rate[2]	9%	3%	2%	7%	3%

1 Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months, or the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Pacific Stock Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$92.94	$79.43	$68.05	$56.47	$51.05
Investment Operations
Net Investment Income	1.933	1.613	1.302	1.069	.835
Net Realized and Unrealized Gain (Loss)
on Investments	(40.773)	13.714	11.185	11.583	5.318
Total from Investment Operations	(38.840)	15.327	12.487	12.652	6.153
Distributions
Dividends from Net Investment Income	(2.060)	(1.817)	(1.107)	(1.072)	(.733)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.060)	(1.817)	(1.107)	(1.072)	(.733)
Net Asset Value, End of Period	$52.04	$92.94	$79.43	$68.05	$56.47

Total Return[1]	–42.62%	19.64%	18.46%	22.68%	12.23%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$737	$1,292	$1,128	$720	$314
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.17%	0.20%	0.25%
Ratio of Net Investment Income to
Average Net Assets	2.42%	1.90%	1.83%	1.90%	1.69%
Portfolio Turnover Rate[2]	9%	3%	2%	7%	3%

1 Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Pacific Stock Index Fund

Financial Highlights

Signal Shares
	Year	June 4,
	Ended	2007[1] to
	Oct. 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2008	2007
Net Asset Value, Beginning of Period	$32.28	$30.53
Investment Operations
Net Investment Income	.667	.250
Net Realized and Unrealized Gain (Loss) on Investments	(14.158)	1.500
Total from Investment Operations	(13.491)	1.750
Distributions
Dividends from Net Investment Income	(.709)	—
Distributions from Realized Capital Gains	—	—
Total Distributions	(.709)	—
Net Asset Value, End of Period	$18.08	$32.28

Total Return[2]	–42.61%	5.73%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$150	$247
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%[3]
Ratio of Net Investment Income to Average Net Assets	2.42%	1.90%[3]
Portfolio Turnover Rate[4]	9%	3%

1 Inception.

2 Total returns do not reflect the 2% fee assessed on redemptions of shares held for less than two months.

3 Annualized.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Pacific Stock Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$14.22	$12.15	$10.41	$8.64	$7.81
Investment Operations
Net Investment Income	.300	.251	.206	.180	.134
Net Realized and Unrealized Gain (Loss)
on Investments	(6.242)	2.102	1.710	1.760	.814
Total from Investment Operations	(5.942)	2.353	1.916	1.940	.948
Distributions
Dividends from Net Investment Income	(.318)	(.283)	(.176)	(.170)	(.118)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.318)	(.283)	(.176)	(.170)	(.118)
Net Asset Value, End of Period	$7.96	$14.22	$12.15	$10.41	$8.64

Total Return[1]	–42.62%	19.72%	18.52%	22.74%	12.32%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,610	$2,720	$1,788	$1,280	$754
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.12%	0.14%	0.17%
Ratio of Net Investment Income to
Average Net Assets	2.45%	1.93%	1.88%	1.95%	1.76%
Portfolio Turnover Rate[2]	9%	3%	2%	7%	3%

1 Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Pacific Stock Index Fund

Financial Highlights

ETF Shares
				March 4,
				2005[1] to
	Year Ended October 31,			Oct. 31,
For a Share Outstanding Throughout Each Period	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$75.17	$64.24	$55.09	$50.71
Investment Operations
Net Investment Income	1.573	1.314	1.060	.750
Net Realized and Unrealized Gain (Loss) on Investments	(32.974)	11.089	9.020	3.630
Total from Investment Operations	(31.401)	12.403	10.080	4.380
Distributions
Dividends from Net Investment Income	(1.669)	(1.473)	(.930)	—
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(1.669)	(1.473)	(.930)	—
Net Asset Value, End of Period	$42.10	$75.17	$64.24	$55.09

Total Return	–42.61%	19.65%	18.43%	8.64%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,186	$1,503	$693	$164
Ratio of Total Expenses to Average Net Assets	0.11%	0.12%	0.18%	0.18%[2]
Ratio of Net Investment Income to Average Net Assets	2.43%	1.90%	1.82%	1.89%[2]
Portfolio Turnover Rate[3]	9%	3%	2%	7%

1 Inception.

2 Annualized.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Pacific Stock Index Fund

Notes to Financial Statements

Vanguard Pacific Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Pacific Stock Index Fund

The fund may also enter into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The primary risk associated with the fund’s use of these contracts is that a counterparty will fail to fulfill its obligation to pay gains due to the fund under the contracts.

Futures and forward currency contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2005–2008), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2008, the fund had contributed capital of $985,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.98% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

Pacific Stock Index Fund

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended October 31, 2008, the fund realized net foreign currency losses of $9,327,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the year ended October 31, 2008, the fund realized gains on the sale of passive foreign investment companies of $11,640,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Unrealized appreciation of $194,526,000 on the fund’s passive foreign investment company holdings at October 31, 2007, has been distributed and is reflected in the balance of undistributed net investment income. Since October 31, 2007, the fund’s passive foreign investment company holdings have depreciated in value, reducing the amount of taxable income available for distribution as of October 31, 2008 by $185,016,000. Unrealized appreciation on the fund’s passive foreign investment company holdings at October 31, 2008, was $9,510,000.

During the year ended October 31, 2008, the fund realized $1,129,766,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at October 31, 2008, the fund had $125,413,000 of ordinary income available for distribution. The fund had available realized losses of $532,747,000 to offset future net capital gains of $1,920,000 through October 31, 2009, $68,660,000 through October 31, 2010, $4,471,000 through October 31, 2011, $4,674,000 through October 31, 2013, and $453,022,000 through October 31, 2016.

At October 31, 2008, the cost of investment securities for tax purposes was $12,616,600,000. Net unrealized depreciation of investment securities for tax purposes was $3,729,421,000, consisting of unrealized gains of $154,068,000 on securities that had risen in value since their purchase and $3,883,489,000 in unrealized losses on securities that had fallen in value since their purchase.

Pacific Stock Index Fund

At October 31, 2008, the aggregate settlement value of open futures contracts expiring in December 2008 and the related unrealized appreciation (depreciation) were:

			($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
Topix Index	1,064	92,390	(22,399)
S&P ASX 200 Index	414	27,559	(3,033)

At October 31, 2008, the fund had open forward currency contracts to receive and deliver currencies as follows:

					Unrealized
					Appreciation
		Contract Amount (000)			(Depreciation)
Contract Settlement Date		Receive		Deliver	($000)
12/23/2008	AUD	36,477	USD	23,952	(3,616)
12/17/2008	JPY	1,237,180	USD	12,606	257

AUD—Australian dollar.
JPY—Japanese yen.
USD—U.S. dollar.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

The fund had net unrealized foreign currency gains of $4,954,000 resulting from the translation of other assets and liabilities at October 31, 2008.

D. During the year ended October 31, 2008, the fund purchased $3,238,517,000 of investment securities and sold $4,194,545,000 of investment securities, other than temporary cash investments.

Pacific Stock Index Fund

E. Capital share transactions for each class of shares were:

			Year Ended October 31,
		2008		2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	2,411,768	203,868	2,509,485	193,872
Issued in Lieu of Cash Distributions	244,964	19,319	174,133	14,134
Redeemed[1]	(4,188,958)	(380,723)	(746,241)	(57,211)
Net Increase (Decrease)—Investor Shares	(1,532,226)	(157,536)	1,937,377	150,795
Admiral Shares
Issued	226,260	2,951	364,227	4,302
Issued in Lieu of Cash Distributions	24,546	296	22,198	275
Redeemed[1]	(216,451)	(2,998)	(428,495)	(4,870)
Net Increase (Decrease)—Admiral Shares	34,355	249	(42,070)	(293)
Signal Shares
Issued	119,279	4,249	249,314	7,875
Issued in Lieu of Cash Distributions	5,089	176	—	—
Redeemed[1]	(92,729)	(3,794)	(6,799)	(220)
Net Increase (Decrease)—Signal Shares	31,639	631	242,515	7,655
Institutional Shares
Issued	918,220	82,517	963,535	73,688
Issued in Lieu of Cash Distributions	51,874	4,047	36,590	2,965
Redeemed[1]	(876,722)	(75,668)	(426,456)	(32,512)
Net Increase (Decrease)—Institutional Shares	93,372	10,896	573,669	44,141
ETF Shares
Issued	541,682	8,588	628,365	9,203
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	(22,550)	(400)	—	—
Net Increase (Decrease)—ETF Shares	519,132	8,188	628,365	9,203

1 Net of redemption fees of $911,000 and $508,000 (fund totals).

Pacific Stock Index Fund

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of October 31, 2008, based on the inputs used to value them:

			Forward
	Investments	Futures	Currency
	in Securities	Contracts	Contracts
Valuation Inputs	($000)	($000)	($000)
Level 1—Quoted prices	236,220	(25,432)	(3,359)
Level 2—Other significant observable inputs	8,650,959	—	—
Level 3—Significant unobservable inputs	—	—	—
Total	8,887,179	(25,432)	(3,359)

Emerging Markets Stock Index Fund

Fund Profile

As of October 31, 2008

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	830	781	1,898
Turnover Rate	20%	—	—
Expense Ratio
(10/31/2007)[3]		—	—
Investor Shares	0.37%
Admiral Shares	0.25%
Signal Shares	0.25%
Institutional Shares	0.20%
ETF Shares	0.25%
Short-Term Reserves	0.4%	—	—

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	5.5%	5.2%	9.0%
Consumer Staples	5.3	5.3	9.9
Energy	16.3	16.2	12.0
Financials	21.4	21.5	21.4
Health Care	2.5	2.4	9.7
Industrials	7.4	7.4	10.0
Information Technology	12.5	12.3	9.1
Materials	12.6	12.8	7.4
Telecommunication
Services	12.9	13.2	6.0
Utilities	3.6	3.7	5.5

Volatility Measures[4]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	0.99	0.93
Beta	0.98	1.32

Ten Largest Holdings[5] (% of total net assets)

Petróleo Brasileiro SA	integrated oil
	and gas	3.6%
China Mobile	wireless
(Hong Kong) Ltd.	telecommunication
	services	3.0
Samsung
Electronics Co., Ltd.	semiconductors	2.9
OAO Gazprom	integrated oil
Sponsored ADR	and gas	2.7
Companhia Vale do	diversified metals
Rio Doce	and mining	2.4
Teva Pharmaceutical
Industries Ltd.	pharmaceuticals	1.8
Taiwan Semiconductor
Manufacturing Co., Ltd.	semiconductors	1.7
America Movil SA de CV	wireless
	telecommunication
	services	1.6
Industrial and
Commercial Bank of	diversified
China Ltd. Class H	banks	1.1
China Life	life and
Insurance Co., Ltd.	health insurance	1.1
Top Ten		21.9%

1 MSCI Emerging Markets Index.

2 MSCI All Country World Index ex USA.

3 The expense ratios shown are from the prospectus dated August 29, 2008. For the fiscal year ended October 31, 2008, the expense ratios were 0.32% for Investor Shares, 0.20% for Admiral Shares, 0.20% for Signal Shares, 0.15% for Institutional Shares, and 0.20% for ETF Shares.

4 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

5 The holdings listed exclude any temporary cash investments and equity index products.

Emerging Markets Stock Index Fund

Market Diversification (% of equity exposure)
		Target
	Fund	Index[1]
China	15.6%	15.4%
Brazil	13.8	14.2
South Korea	13.6	13.5
Taiwan	11.8	11.7
Russia	7.8	7.4
South Africa	7.6	7.2
India	6.8	6.6
Mexico	5.1	5.2
Israel	3.4	3.3
Malaysia	3.0	2.9
Poland	1.8	1.7
Turkey	1.7	1.6
Chile	1.4	1.4
Indonesia	1.4	1.4
Thailand	1.4	1.3
Other Emerging Markets	3.8	5.2

1 MSCI Emerging Markets Index.

Emerging Markets Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 1998–October 31, 2008

Initial Investment of $10,000

		Average Annual Total Returns		Final Value of
	Periods Ended October 31, 2008			a $10,000
	One Year	Five Years	Ten Years	Investment
Emerging Markets Stock Index Fund
Investor Shares[1]	–56.88%	8.94%	9.19%	$24,084
MSCI All Country World Index ex USA	–48.27	5.05	3.19	13,692
Spliced Emerging Markets Index[2]	–56.35	9.22	9.39	24,536
Average Emerging Markets Fund[3]	–57.30	8.20	9.08	23,847

			Final Value of
		Since	a $100,000
	One Year	Inception[4]	Investment
Emerging Markets Stock Index Fund Admiral Shares[1]	–56.85%	–6.62%	$85,102
MSCI All Country World Index ex USA	–48.27	–10.00	78,004
Spliced Emerging Markets Index[2]	–56.35	–6.61	85,121

1 Performance figures are adjusted for the 0.25% (0.50% prior to June 26, 2008) transaction fee on purchases and redemptions. Total returns do not reflect the 2% fee assessed until March 23, 2005, on redemptions of shares purchased on or after June 27, 2003, and held for less than two months, or, for Investor Shares, the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Select Emerging Markets Index through August 23, 2006; MSCI Emerging Markets Index thereafter.

3 Derived from data provided by Lipper Inc.

4 Performance for the fund’s Admiral Shares and comparative standards is calculated since the Admiral Shares’ inception: June 23, 2006.

Emerging Markets Stock Index Fund

			Final Value of
		Since	a $10,000,000
	One Year	Inception[1]	Investment
Emerging Markets Stock Index Fund Signal Shares[2]	–56.85%	–20.67%	$6,620,273
MSCI All Country World Index ex USA	–48.27	–21.83	6,448,410
MSCI Emerging Markets Index	–56.35	–20.57	6,634,489

				Final Value of
			Since	a $5,000,000
	One Year	Five Years	Inception[1]	Investment
Emerging Markets Stock Index Fund
Institutional Shares[2]	–56.82%	9.13%	6.10%	$8,203,312
MSCI All Country World Index ex USA	–48.27	5.05	0.11	5,047,306
Spliced Emerging Markets Index[3]	–56.35	9.22	6.24	8,291,634

			Final Value of
		Since	a $10,000
	One Year	Inception[1]	Investment
Emerging Markets Stock Index Fund
ETF Shares Net Asset Value	–56.62%	0.99%	$10,368
MSCI All Country World Index ex USA	–48.27	–2.25	9,202
Spliced Emerging Markets Index[3]	–56.35	1.00	10,372

Cumulative Returns: ETF Shares, March 4, 2005–October 31, 2008
		Since
	One Year	Inception[1]
Emerging Markets Stock Index Fund ETF Shares Market Price	–56.74%	3.81%
Emerging Markets Stock Index Fund ETF Shares Net Asset Value	–56.62	3.68
Spliced Emerging Markets Index[3]	–56.35	1.00

1 Performance for the fund and its comparative standards is calculated since the following inception dates: January 19, 2007, for the Signal Shares; June 22, 2000, for the Institutional Shares; and March 4, 2005, for the ETF Shares.

2 Performance figures are adjusted for the 0.25% (0.50% prior to June 26, 2008) transaction fee on purchases and redemptions. Total returns do not reflect the 2% fee assessed until March 23, 2005, on redemptions of shares purchased on or after June 27, 2003, and held for less than two months.

3 Select Emerging Markets Index through August 23, 2006; MSCI Emerging Markets Index thereafter.

Emerging Markets Stock Index Fund

Fiscal-Year Total Returns (%): October 31, 1998–October 31, 2008

Average Annual Total Returns: Periods Ended September 30, 2008

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
Emerging Markets Stock Index Fund
Investor Shares[2]	5/4/1994	–32.71%	18.39%	14.46%
Fee-Adjusted Returns[3]		–33.05	18.27	14.41
Admiral Shares	6/23/2006	–32.61	7.67[4]	—
Fee-Adjusted Returns[3]		–32.95	7.43[4]	—
Signal Shares	1/19/2007	–32.63	–4.79[4]	—
Fee-Adjusted Returns[3]		–32.96	–5.07[4]	—
Institutional Shares	6/22/2000	–32.59	18.59	10.47[4]
Fee-Adjusted Returns[3]		–32.93	18.48	10.41[4]
ETF Shares	3/4/2005
Market Price		–32.01	10.81[4]	—
Net Asset Value		–32.62	10.59[4]	—

1 Select Emerging Markets Index through August 23, 2006; MSCI Emerging Markets Index thereafter.

2 Returns do not reflect the account service fee that may be applicable to certain accounts with balances below $10,000.

3 Performance figures are adjusted for the 0.25% (0.50% prior to June 26, 2008) transaction fee on purchases and redemptions.

4 Return since inception.

Note: See Financial Highlights tables for dividend and capital gains information.

Emerging Markets Stock Index Fund

Financial Statements

Statement of Net Assets

As of October 31, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.6%)[1]
Argentina (0.4%)
	Tenaris SA ADR	1,010,982	20,816
	Tenaris SA	1,351,827	15,289
	Siderar SA Class A	780,264	3,917
	Petrobras Energia
	Participaciones SA ADR	587,636	3,649
*	Telecom Argentina SA
	ADR	362,513	2,110
^	Banco Macro Bansud SA
	ADR	282,918	1,994
	Petrobras Energia
	Participaciones SA	2,793,723	1,939
*	Telecom Argentina SA	1,330,950	1,729
			51,443
Brazil (13.8%)
	Petroleo Brasileiro
	SA Pfd.	17,653,912	190,188
	Petroleo Brasileiro SA	12,758,696	168,899
	Companhia Vale do Rio
	Doce Pfd. Class A	10,624,077	123,232
	Companhia Vale do
	Rio Doce	7,430,038	95,340
	Banco Bradesco SA	8,005,600	91,825
	Banco Itau Holding
	Financeira SA	6,217,400	67,153
	Petroleo Brasileiro
	SA Series A ADR	2,300,677	50,776
	Itausa-Investimentos
	Itau SA	14,535,985	46,362
	Petroleo Brasileiro SA
	ADR	1,700,354	45,723
	Companhia Vale do Rio
	Doce Sponsored ADR	3,902,181	45,695
	Companhia de Bebidas
	das Americas Pfd.	967,909	41,147
	Companhia Vale do Rio
	Doce ADR	2,754,348	36,137
	Unibanco-Uniao de
	Bancos Brasileiros SA	5,211,883	32,236

			Market
			Value•
		Shares	($000)
	Banco Bradesco SA ADR	2,319,882	27,143
	Banco Itau Holding
	Financeira SA ADR	2,419,633	26,761
	Companhia Siderurgica
	Nacional SA	1,808,860	24,062
	Companhia Energetica
	de Minas Gerais Pfd.	1,569,006	23,848
	BM&F BOVESPA SA	8,622,676	22,885
	Usiminas-Usinas
	Siderugicas de
	Minas Gerais SA Pfd.	1,785,255	22,826
	Gerdau SA Pfd.	3,504,900	22,293
	Tele Norte Leste
	Participacoes SA Pfd.	1,524,163	20,613
	Redecard SA	1,894,997	20,564
	Centrais Electricas
	Brasileiras SA	1,591,391	19,076
	Metalurgica Gerdau SA	1,936,562	17,278
	Banco do Brasil SA	2,328,965	15,372
	Centrais Electricas
	Brasileiras SA Pfd.
	B Shares	1,418,019	15,349
	Uniao de Bancos
	Brasileiros SA GDR	234,630	14,800
	Bradespar SA Pfd.	1,603,511	14,092
	All America Latina
	Logistica	2,767,013	12,746
	CPFL Energia SA	845,189	12,242
	Empresa Brasileira
	de Aeronautica SA	2,387,949	12,235
	Perdigao SA	797,962	11,595
*	Ironx Mineracao SA	861,125	11,328
*	OGX Petroleo e Gas
	Participacoes SA	90,386	11,327
	Companhia Siderurgica
	Nacional SA ADR	803,380	10,926
	Brasil Telecom
	Participacoes SA	484,328	10,172
	Ultrapar Participacoes S.A.	546,123	10,083
	Vivo Participacoes SA Pfd.	911,118	9,917

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
	Companhia de Bebidas
	das Americas ADR	224,399	9,537
	Souza Cruz SA	536,015	9,295
	Electropaulo Metropolitana
	SA	660,113	8,105
	Embraer-Empresa Brasileira
	de Aeronautica SA ADR	387,345	8,103
	Companhia de Concessoes
	Rodoviarias	842,040	8,084
	Telmar Norte Leste SA	321,300	8,075
*	Net Servicos de
	Comunicacao SA	1,267,041	8,053
	Brasil Telecom
	Participacoes SA Pfd.	1,086,126	7,610
	Natura Cosmeticos SA	900,089	7,561
	Gerdau SA ADR	1,125,056	7,212
	Tractebel Energia SA	917,109	7,196
	Cyrela Brazil Realty SA	1,501,689	7,153
	Tele Norte Leste
	Participacoes SA	461,381	6,921
	Votorantim Celulose e
	Papel SA Pfd.	666,869	6,556
	Gerdau SA	1,236,550	6,535
	Companhia de
	Saneamento Basico
	do Estado de Sao Paulo	568,382	6,506
	Lojas Americanas SA Pfd.	2,318,498	6,410
	Lojas Renner SA	849,165	6,271
	Companhia Brasileira de
	Distribuicao Grupo Pao
	de Acucar ADR	206,032	6,167
	Companhia Energetica
	de Minas Gerais ADR	401,689	6,110
*	GVT Holding SA	546,499	5,941
	Gafisa SA	832,380	5,898
	Suzano Papel e Celulose
	SA	950,803	5,639
	B2W Com Global
	Do Varejo	416,598	5,346
	Tam SA	510,917	5,330
	Klabin SA	3,045,753	5,258
	Usinas Siderurgicas de
	Minas Gerais SA	450,033	5,152
	Braskem SA	1,200,724	5,143
	Brasil Telecom SA Pfd.	855,932	5,097
	Energias do Brasil SA	472,795	5,085
	CESP - Companhia
	Energetica de Sao Paulo	1,125,527	5,039
	Tim Participacoes SA Pfd.	3,420,432	4,878
	Companhia Paranaense
	de Energia-COPEL	442,739	4,868
	Fertilizantes Fosfatados
	S.A.	912,776	4,740
	JBS SA	2,478,845	4,474
	Tele Norte Leste
	Participacoes ADR	320,272	4,349

			Market
			Value•
		Shares	($000)
	Duratex SA Pfd.	501,492	4,190
	Companhia Paranaense
	de Energia-COPEL ADR	290,409	3,229
	Sadia SA Pfd.	1,600,277	3,191
	Banco do Estado do
	Rio Grande do Sul SA	1,295,430	2,996
*	Cosan SA Industria e
	Comercio	584,450	2,881
	Companhia de
	Saneamento Basico
	do Estado de Sao
	Paulo ADR	123,449	2,839
	Companhia Brasileira
	de Distribuicao Grupo
	Pao de Acucar Pfd.	183,869	2,755
	Localiza Rent a Car SA	698,552	2,708
	MRV Engenharia e
	Participacoes SA	462,446	2,393
	Aracruz Celulose SA ADR	176,849	2,352
	Aracruz Celulose SA Pfd.
	B Shares	1,658,905	2,037
	Sadia SA ADR	310,387	1,881
	Gol - Linhas Aereas
	Inteligentes SA Pfd.	410,260	1,767
	MMX Mineracao e
	Metalicos SA	918,072	1,754
	Tim Participacoes SA ADR	97,154	1,405
	Brasil Telecom
	Participacoes SA ADR	11,676	400
*	LLX Logistica SA	813,466	285
*	Vivo Participacoes SA ADR	2,193	24
	Votorantim Celulose
	e Papel SA ADR	1,799	18
	Braskem SA ADR	2,012	17
			1,723,065
Chile (1.4%)
	Empresas Copec SA	2,715,193	22,244
	Empresa Nacional de
	Electricidad SA	16,338,550	19,073
	Enersis SA	65,024,375	17,645
	Empresas CMPC SA	715,891	13,181
	Sociedad Quimica y
	Minera de Chile SA	444,322	9,340
	Empresa Nacional de
	Electricidad SA ADR	244,239	9,086
	Lan Airlines SA	971,219	8,789
	Enersis SA ADR	582,508	8,388
	Empresa Nacional de
	Telecomunicaciones SA	765,922	7,936
	Cencosud SA	5,359,821	7,839
	Banco Santander Chile
	SA ADR	211,216	7,561
	CAP SA	542,652	6,532
*	Colburn SA	39,500,394	5,924
	S.A.C.I. Falabella, SA	2,111,290	5,556

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
	Banco Santander Chile
	SA	177,458,517	5,424
	Compania Cervecerias
	Unidas SA	931,173	4,998
	Sociedad Quimica y
	Minera de Chile SA ADR	213,144	4,881
	Distribucion y Servicio
	D&S SA	15,999,047	4,484
	Banco de Credito e
	Inversiones	220,261	3,694
	Masisa SA	22,645,066	1,722
	Compania de
	Telecomunicaciones
	de Chile SA ADR	228,090	1,549
	Distribucion y Servicio
	D&S SA ADR	40,380	719
			176,565
China (15.7%)
	China Mobile
	(Hong Kong) Ltd.	42,582,467	374,867
^	Industrial and
	Commercial Bank of
	China Ltd. Class H	293,692,659	138,188
^	China Life
	Insurance Co., Ltd.	50,087,110	133,853
^	China Construction
	Bank	238,544,163	118,337
	PetroChina Co. Ltd.	149,630,899	112,506
	CNOOC Ltd.	110,897,552	91,056
	China Petroleum &
	Chemical Corp.	118,586,580	77,872
	China Unicom Ltd.	42,065,048	60,056
^	Bank of China	188,874,475	55,149
^	Tencent Holdings Ltd.	6,366,159	46,345
	China Shenhua
	Energy Co. Ltd.
	H-Shares	22,998,000	43,664
^	Ping An Insurance
	(Group) Co.
	of China Ltd.	9,036,488	38,647
	China Telecom
	Corp. Ltd.	98,013,305	34,883
^	China Overseas Land
	& Investment Ltd.	27,381,958	30,922
^	China Merchants
	Bank Co., Ltd. Class H	18,789,500	28,786
^	Bank of
	Communications Ltd.
	Class H	40,997,902	24,161
	China Communications
	Construction Co., Ltd.	29,751,484	21,074
	China Resources Power
	Holdings Co., Ltd.	10,282,740	20,096
	China Merchants
	Holdings International
	Co. Ltd.	7,656,462	18,241

			Market
			Value•
		Shares	($000)
	China Resources
	Enterprise Ltd.	8,401,916	16,727
*,^	China Railway
	Group, Ltd.	26,775,616	15,634
*	China Railway
	Construction Corp.	12,524,500	15,472
	China Coal Energy Co.	23,186,000	14,062
^	Tingyi Holding Corp.	11,935,347	12,643
^	Hengan International
	Group Co. Ltd.	4,501,000	12,554
	China Insurance
	International Holdings
	Co., Ltd.	5,123,007	11,943
	Beijing Enterprises
	Holdings Ltd.	2,813,500	11,111
^	Huaneng Power
	International, Inc.
	H Shares	21,447,262	10,434
^	Aluminum Corp. of
	China Ltd.	27,800,680	10,102
	China COSCO
	Holdings Co., Ltd.	18,027,500	9,712
*,^	Anhui Conch
	Cement Co. Ltd.	3,039,828	9,681
	Chaoda Modern
	Agriculture
	Holdings Ltd.	13,670,319	9,631
^	China Citic Bank	30,480,482	9,416
	GOME Electrical
	Appliances
	Holdings Ltd.	44,554,920	8,900
	Beijing Datang
	Power Generation
	Co., Ltd.	23,087,736	8,695
	Denway Motors Ltd.	34,437,618	8,588
	China Shipping
	Development Co.	8,683,659	8,557
	Fujian Zijin Mining
	Industry Co., Ltd.	28,134,120	8,503
	Lenovo Group Ltd.	28,021,447	8,496
	Belle International
	Holdings Ltd.	17,642,073	8,473
^	Sinofert Holdings, Ltd.	14,748,000	8,230
	Yanzhou Coal Mining
	Co. Ltd. H Shares	13,100,582	8,091
	CHINA YURUN FOOD
	GROUP LTD.	6,473,000	7,694
^	China Resources
	Land Ltd.	7,340,000	7,430
	Beijing Capital
	International Airport
	Co., Ltd.	13,173,654	7,428
^	Parkson Retail
	Group Ltd.	7,787,975	7,229
	China Mengniu
	Dairy Co., Ltd.	7,442,836	7,156

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
^	BYD Co. Ltd.	4,031,755	6,853
	China Communication
	Services Corp. Ltd.	12,562,000	6,606
*	Shanghai Electric Group
	Co., Ltd. Class H	20,971,178	6,346
	CITIC Pacific Ltd.	7,652,218	6,223
	Jiangsu Expressway
	Co. Ltd. H Shares	8,685,777	6,075
	Shanghai Industrial
	Holding Ltd.	3,776,645	6,005
	Sino-Ocean Land
	Holdings Ltd.	21,982,365	5,909
	China Oilfield
	Services Ltd.	10,740,000	5,902
^	Li Ning Co., Ltd.	4,741,068	5,867
	Cosco Pacific Ltd.	7,928,492	5,774
	Dongfeng Motor Corp.	19,297,832	5,463
	Guangdong
	Investment Ltd.	17,697,304	5,417
	CNPC Hong Kong Ltd.	17,594,330	5,395
^	Shimao Property
	Holdings Ltd.	9,602,862	5,207
	China Everbright Ltd.	5,276,570	4,954
	China Vanke Co., Ltd.	8,271,480	4,888
	Zhejiang Expressway
	Co., Ltd.	10,184,528	4,879
^	Air China Ltd.	17,135,068	4,786
*,^	PICC Property and
	Casualty Co., Ltd.	17,173,551	4,755
^	Angang Steel Co., Ltd.	7,711,306	4,732
^	Jiangxi Copper Co. Ltd.	9,315,637	4,580
^	China High Speed
	Transmission Equipment
	Group Co., Ltd.	5,759,872	4,576
*,^	Alibaba.com, Ltd.	7,544,687	4,556
^	Country Garden
	Holdings Co.	22,728,307	4,037
	Agile Property
	Holdings, Inc.	11,751,177	3,905
	Inner Mongolia Yitai
	Coal Co., Ltd.	2,297,800	3,884
	Yantai Changyu Pioneer
	Wine Co., Ltd.	1,249,940	3,884
	The Guangshen
	Railway Co., Ltd.	9,789,345	3,811
^	China National Building
	Material Co., Ltd.	6,284,359	3,660
*,^	China Agri-Industries
	Holdings Ltd.	9,963,534	3,552
^	China Bluechemical, Ltd.	9,204,000	3,491
^	Guangzhou R&F
	Properties Co. Ltd.	7,189,600	3,455
^	ZTE Corp.	1,449,423	3,277
*	Soho China	10,973,068	3,262
	Sinopec Shanghai
	Petrochemical Co. Ltd.	16,747,668	3,135

			Market
			Value•
		Shares	($000)
	Shui On Land Ltd.	12,882,464	2,918
	China Travel
	International	20,448,049	2,900
^	China Shipping Container
	Lines Co. Ltd.	24,776,618	2,853
	Shanghai Zhenhua Port
	Machinery Co., Ltd.
	Class B	4,528,999	2,851
	China International
	Marine Containers
	(Group) Co.,Ltd.	5,440,259	2,750
	Harbin Power Equipment
	Co., Ltd.	4,645,867	2,583
	Shanghai Lujiazui Finance
	& Trade Zone
	DevelopmentCo., Ltd.
	Class B	3,375,400	2,429
	Maanshan Iron and
	Steel Co. Ltd.	12,534,922	2,336
^	Dongfang Electrical
	Corp. Ltd.	1,161,600	2,261
	Fosun International	10,918,630	2,248
	Guangzhou Investment
	Co. Ltd.	27,856,000	2,071
*,^	China Southern Airlines
	Co. Ltd.	12,283,924	1,913
^	Nine Dragons Paper
	Holdings Ltd.	10,132,150	1,747
	Shougang Concord
	International
	Enterprises
	Company Ltd.	20,663,469	1,711
*,^	CITIC Resources
	Holdings Ltd.	18,452,300	1,404
^	Hopson Development
	Holdings Ltd.	4,126,211	1,379
	Hidili Industry Int’l
	Development Ltd.	6,260,424	1,325
*,^	China Eastern Airlines
	Corp. Ltd.	10,403,782	1,320
	KWG Property
	Holding, Ltd.	5,591,500	1,197
			1,960,592
Colombia (0.2%)
	Bancolombia SA ADR	1,183,037	23,105

Czech Republic (0.9%)
	Ceske Energeticke
	Zavody a.s.	1,470,303	64,306
	Cesky Telecom a.s.	819,877	17,520
	Komercni Banka a.s.	109,207	16,628
	Zentiva NV	193,052	11,262
*	Central European
	Media Enterprises Ltd.	219,616	5,432
	Unipetrol a.s.	517,362	3,877
			119,025

Emerging Markets Stock Index Fund

		Market
		Value•
	Shares	($000)
Egypt (0.4%)
Orascom Construction
Industries GDR	440,725	29,727
Orascom Telecom Holding
SAE GDR	834,925	25,938
		55,665
Hungary (0.6%)
*,^ OTP Bank Nyrt.	1,945,583	32,223
MOL Hungarian Oil and
Gas Nyrt.	430,528	23,293
Richter Gedeon Nyrt.	102,323	14,137
Magyar Tavkozlesi Nyrt.	3,400,554	10,759
		80,412
India (6.8%)
Reliance Industries Ltd.	4,625,776	131,129
Infosys Technologies Ltd.	3,229,800	93,890
Housing Development
Finance Corp. Ltd.	1,484,470	53,885
HDFC Bank Ltd.	1,465,139	31,139
ICICI Bank Ltd.	3,409,415	28,308
Hindustan Lever Ltd.	6,140,273	27,886
Oil and Natural
Gas Corp. Ltd.	1,982,723	27,257
ITC Ltd.	7,730,236	24,611
Larsen & Toubro Ltd.	1,398,237	23,308
Bharat Heavy
Electricals Ltd.	826,949	21,969
Reliance Communication
Ventures	4,354,751	19,859
NTPC Ltd.	5,911,251	17,151
ICICI Bank Ltd. ADR	1,000,672	17,102
Axis Bank Ltd.	1,387,263	16,069
Satyam Computer
Services Ltd.	2,541,913	16,027
Tata Consultancy
Services Ltd.	1,402,825	15,648
Gail India Ltd.	2,670,329	11,843
Reliance Capital Ltd.	793,943	10,778
HDFC Bank Ltd. ADR	158,255	10,382
Sterlite Industries
(India) Ltd.	1,735,827	10,333
Sun Pharmaceutical
Industries Ltd.	433,519	10,031
Wipro Ltd.	1,661,681	9,315
Hero Honda Motors Ltd.	569,710	8,726
Cipla Ltd.	2,250,179	8,185
State Bank of India	339,697	7,777
Tata Power Co. Ltd.	543,908	7,742
Mahindra & Mahindra Ltd.	945,775	7,323
Jindal Steel & Power Ltd.	436,669	7,172
Reliance Energy Ltd.	750,891	7,120
* Reliance Petroleum Ltd.	3,804,445	6,764
Satyam Computer
Services Ltd. ADR	421,377	6,628
Hindalco Industries Ltd.	5,213,607	6,521
DLF Ltd.	1,441,588	6,502

			Market
			Value•
		Shares	($000)
*	United Spirits Ltd.	350,383	6,447
	Kotak Mahindra Bank	854,854	6,015
	Tata Motors Ltd.	1,576,639	5,702
	Maruti Udyog Ltd.	486,147	5,674
	Steel Authority of
	India Ltd.	3,227,300	5,641
*	Cairn India Ltd.	2,061,305	5,568
	Ambuja Cements Ltd.	4,397,113	5,536
	Infrastructure
	Development
	Finance Co., Ltd.	4,575,089	5,510
	Jaiprakash
	Associates Ltd.	3,646,302	5,494
	Tata Iron and
	Steel Co. Ltd.	1,242,588	5,416
	Grasim Industries Ltd.	254,490	5,394
	Zee Entertainment
	Enterprises	1,483,790	4,712
	Dr. Reddy’s
	Laboratories Ltd.	477,512	4,228
	Glenmark
	Pharmaceuticals Ltd.	699,504	4,141
	Asea Brown Boveri
	India Ltd.	353,858	3,992
	HCL Technologies Ltd.	1,115,945	3,990
	JSW Steel Ltd.	609,752	3,882
	Associated
	Cement Cos. Ltd.	377,262	3,831
*	Reliance Natural
	Resources, Ltd.	4,193,633	3,773
*	Essar Oil Ltd.	2,082,972	3,696
	Bharat Petroleum
	Corp. Ltd.	620,460	3,636
	Indiabulls Real Estate Ltd.	1,388,774	3,450
	Tata Communications Ltd.	328,050	3,318
*	GMR Infrastructure Ltd.	3,050,621	3,200
	Siemens India Ltd.	567,689	3,096
^	Wipro Ltd. ADR	390,702	3,024
	Ranbaxy Laboratories Ltd.	778,281	2,705
	Aditya Birla Nuvo Ltd.	239,808	2,702
	State Bank of India GDR	52,929	2,454
	Indiabulls Financial
	Services Ltd.	1,039,056	2,390
	Unitech, Ltd.	2,325,644	2,369
	Indian Hotels Co. Ltd.	2,152,155	2,048
	Dr. Reddy’s
	Laboratories Ltd. ADR	234,413	1,983
	Ultratech Cemco Ltd.	262,141	1,922
	Tata Communications Ltd.	45,952	1,102
	Infosys Technologies Ltd.
	ADR	5,089	149
			846,570
Indonesia (1.4%)
	PT Telekomunikasi
	Indonesia Tbk	72,688,179	36,365
	PT Bumi Resources Tbk	122,337,552	24,411

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
	PT Bank Central
	Asia Tbk	89,010,224	21,572
	PT Bank Rakyat
	Indonesia Tbk	39,989,552	12,236
	PT Astra
	International Tbk	14,657,694	12,201
	PT Perusahaan Gas
	Negara Tbk	74,900,210	9,432
	PT Indonesian
	Satellite Corp. Tbk	17,745,003	8,511
	PT Unilever
	Indonesia Tbk	11,451,730	7,815
	PT Bank Mandiri Tbk	52,674,024	7,556
	PT Bank International
	Indonesia Tbk	158,038,500	6,886
	PT United Tractors Tbk	10,921,347	3,183
	PT Tambang Batubara
	Bukit Asam Tbk	6,230,286	3,129
	PT Bank Danamon Tbk	13,035,058	3,089
	PT Indofood Sukses
	Makmur Tbk	31,011,796	3,050
	PT Semen Gresik Tbk	11,144,320	3,011
	PT Indocement Tunggal
	Prakarsa Tbk (Local)	7,625,149	2,500
	PT Aneka Tambang Tbk	26,066,659	2,454
	PT International Nickel
	Indonesia Tbk	14,733,650	2,343
*	PT Indah Kiat Pulp &
	Paper Corp.	21,667,500	1,653
	PT Astra Agro Lestari Tbk	2,970,680	1,649
*	PT Truba
	Alam Manunggal
	Engineering Tbk	48,262,767	248
*	PT Bank Pan
	Indonesia Tbk
	Warrants Exp. 7/10/09	7,066,431	107
			173,401
Israel (3.4%)
	Teva Pharmaceutical
	Industries Ltd.	5,418,628	231,079
	Israel Chemicals Ltd.	3,738,144	37,702
*	Check Point Software
	Technologies Ltd.	1,280,551	25,893
	Bank Leumi Le-Israel	7,291,573	19,129
	Bank Hapoalim Ltd.	6,883,479	15,587
	Partner Communications
	Co. Ltd.	634,289	11,618
	Bezeq Israeli
	Telecommunication
	Corp., Ltd.	7,478,866	11,166
*	NICE Systems Ltd.	472,711	10,461
	Elbit Systems Ltd.	194,049	9,281
	Cellcom Israel Ltd.	268,871	7,921
	Makhteshim-Agan
	Industries Ltd.	2,075,383	7,859
	The Israel Corp. Ltd.	16,287	7,686

			Market
			Value•
		Shares	($000)
	United Mizrahi Bank Ltd.	892,781	4,674
	Ormat Industries Ltd.	567,738	4,043
	Israel Discount Bank Ltd.	3,609,103	3,546
	Oil Refineries Ltd.	6,846,615	3,465
	Koor Industries Ltd.	81,197	2,765
	Discount Investment
	Corp. Ltd.	225,942	2,639
	Gazit Globe (1982) Ltd.	424,518	2,314
	IDB Development Corp. Ltd.	183,705	2,168
	Africa-Israel
	Investments Ltd.	105,194	1,566
	Delek Group, Ltd.	16,782	1,096
			423,658
Malaysia (3.0%)
	Bumiputra-Commerce
	Holdings Bhd.	17,976,832	31,322
	Sime Darby Bhd.	16,716,813	29,524
	Malayan Banking Bhd.	17,424,092	26,546
	Genting Bhd.	15,884,190	20,492
	IOI Corp. Bhd.	23,847,155	18,903
	Malaysia International
	Shipping Corp., Bhd.
	(Foreign)	7,899,365	18,194
	Public Bank Bhd.	7,562,460	17,909
	Tenaga Nasional Bhd.	9,187,746	15,617
	Resorts World Bhd.	21,023,710	14,844
	British American
	Tobacco Bhd.	1,016,705	11,771
	Digi.com Bhd.	2,222,455	11,563
	YTL Corp., Bhd.	5,863,562	10,342
	Petronas Gas Bhd.	3,573,028	9,881
*	TM International Bhd.	7,690,640	9,842
	PPB Group Bhd.	3,826,544	8,391
	PLUS Expressways Bhd.	10,756,482	8,082
	Kuala Lumpur
	Kepong Bhd.	3,434,408	8,035
	AMMB Holdings Bhd.	12,895,658	7,860
	UMW Holdings
	Malaysia Bhd.	4,742,360	7,331
	Telekom Malaysia Bhd.	7,506,440	7,101
	Berjaya Sports Toto Bhd.	5,362,456	6,651
	YTL Power
	International Bhd.	13,682,527	6,447
	Hong Leong Bank Bhd.	3,491,736	5,190
	Tanjong Public Ltd. Co.	1,542,036	5,175
	Gamuda Bhd.	11,467,288	4,903
	SP Setia Bhd.	5,930,952	4,700
	IJM Corp. Bhd.	5,486,150	3,982
	Malaysia Mining Corp.,
	Bhd.	6,603,800	3,706
	Petronas Dagangan Bhd.	1,856,200	3,515
	Bursa Malaysia Bhd.	2,384,052	3,505
	KNM Group Bhd.	20,323,116	3,446
	Alliance Financial Group
	Bhd.	6,409,717	3,330
	RHB Capital Bhd.	3,281,935	2,858

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
*	UEM World Bhd.	5,154,883	2,831
	KLCC Property Holdings
	Bhd.	3,535,100	2,708
*	Airasia Bhd.	8,028,648	2,586
	IGB Corp., Bhd.	6,704,600	2,437
	Parkson Holdings, Bhd.	2,449,095	2,323
	Hong Leong
	Financial Group Bhd.	2,028,700	2,202
	Lafarge Malayan Cement
	Bhd.	2,632,620	2,129
	Malaysian Airline System
	Bhd.	2,433,900	1,961
	Astro All Asia Networks
	PLC	2,937,190	1,751
	Asiatic Development Bhd.	1,807,700	1,609
*	IJM Land Corp. Bhd.
	Warrants Exp. 9/11/13	437,505	22
			373,517
Mexico (5.1%)
	America Movil SA de
	CV	127,323,682	197,207
	Grupo Televisa SA CPO	17,490,186	61,357
	Wal-Mart de Mexico SA	20,872,024	56,124
	Telefonos de Mexico SA	44,789,714	40,204
	Fomento Economico
	Mexicano UBD	15,178,368	38,455
	Cemex SA CPO	50,023,311	37,554
	Telmex Internacional
	SAB de CV	46,701,782	24,535
	Grupo Mexico SA de CV	27,290,726	21,315
*	Carso Global Telecom
	SAB de CV	4,998,518	19,112
	Grupo Financerio Banorte
	SA de CV	9,415,030	17,246
	Grupo Financiero Inbursa,
	SA de CV	6,188,761	16,425
	Grupo Elektra SA de CV	524,205	14,136
	Kimberly Clark de Mexico
	SA de CV Series A	3,962,732	13,027
	Grupo Modelo SA	3,696,047	11,398
	Grupo Carso SA de CV
	Series A1	4,163,766	11,387
	Grupo Bimbo SA	2,082,788	9,995
	Industrias Penoles SA de
	CV	714,094	6,407
	Coca-Cola Femsa SA de
	CV	1,930,673	6,117
*	Desarrolladora Homex
	SA de CV	1,459,690	5,614
*	URBI Desarrollos Urbanos
	SA de CV	3,216,493	4,824
*	Empresas ICA SA de CV	3,327,723	4,784
*	Corporacion GEO, SA de
	CV	3,140,417	4,357
	Alfa SA de CV Series A	2,013,231	4,168

		Market
		Value•
	Shares	($000)
Grupo Aeroportuario
del Pacifico SA ADR	177,067	3,235
Grupo Aeroportuario
del Pacifico SA	1,638,707	2,993
Banco Conpartamos SA
de CV	1,738,418	2,956
* Axtel, SAB de CV	3,885,310	2,023
Controladora Comercial
Mexicana SA de CV
(Units)	2,501,535	690
Cemex SAB de CV ADR	11,033	83
		637,728
Peru (0.6%)
Credicorp Ltd.	468,402	18,104
Southern Copper Corp.
(U.S. Shares)	1,164,836	16,960
Southern Copper Corp.	769,472	11,157
Compania de Minas
Buenaventura SA	854,554	10,769
Compania Minera Milpo
SA	3,702,499	5,238
Compania de Minas
Buenaventura SA ADR	388,691	4,913
Minsur SA	2,827,565	3,347
Volcan Compania
Minera SA	3,615,332	1,716
* Credicorp Ltd.	17,368	682
		72,886
Philippines (0.6%)
Philippine Long Distance
Telephone Co.	405,180	16,576
Bank of Philippine Islands	10,647,700	8,816
Ayala Corp.	1,441,366	6,935
SM Investments Corp.	1,340,166	5,430
Ayala Land, Inc.	40,078,550	4,862
SM Prime Holdings, Inc.	27,975,806	4,815
Globe Telecom, Inc.	244,503	4,540
Manila Electric Co.	3,300,832	3,986
Banco De Oro	6,030,291	3,346
Jollibee Foods Corp.	3,042,759	2,877
PNOC Energy
Development Corp.	42,283,503	2,567
Metropolitan Bank &
Trust Co.	4,300,210	2,276
International Container
Terminal Services, Inc.	5,867,826	1,703
Megaworld Corp.	73,180,739	1,182
		69,911
Poland (1.8%)
Powszechna Kasa
Oszczednosci Bank
Polski SA	3,593,587	40,600
Telekomunikacja Polska
SA	5,070,315	38,312

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
	Bank Polska Kasa Opieki
	Grupa Pekao SA	839,644	38,188
	Polski Koncern Naftowy
	SA	2,355,303	24,017
	Polish Oil & Gas	8,530,338	10,223
	KGHM Polska Miedz SA	887,655	9,853
	Bank Zachodni WBK SA	166,499	7,342
	Asseco Poland SA	395,367	6,672
	TVN SA	1,178,322	5,893
*	Globe Trade Centre SA	926,498	5,470
*	Getin Holding SA	2,323,002	4,842
*	PBG SA	67,387	4,751
*	Bank Rozwoju Eksportu
	SA	66,046	4,449
	Polimex Mostostal SA	2,919,002	3,234
	BIG Bank Gdanski SA	2,200,950	3,130
*	Grupa Lotos SA	388,672	2,751
*	Cersanit-Krasnystaw SA	581,184	2,727
	Orbis SA	194,706	2,662
	Agora SA	319,533	2,257
*	Echo Investment SA	2,051,301	1,826
*	Bioton SA	12,263,028	1,739
	Bank Przemyslowo
	Handlowy PBK SA	68,120	1,221
			222,159
Russia (7.8%)
	OAO Gazprom
	Sponsored ADR	16,768,867	333,920
	LUKOIL Sponsored ADR	3,328,960	127,802
	Sberbank	61,310,982	67,057
	MMC Norilsk Nickel ADR	6,301,280	63,238
	Mobile TeleSystems ADR	1,417,800	55,507
	OAO
	Vimpel-Communications
	Sponsored ADR	3,281,322	47,579
	Rosneft Oil Co. GDR	9,032,845	41,456
	Surgutneftegaz OJSC
	ADR	5,908,325	38,196
	Uralkali	5,295,110	23,135
	Tatneft GDR	515,607	22,585
	NovaTek OAO GDR	541,668	21,421
	VTB Bank OJSC GDR	6,534,031	20,628
	Rostelecom ADR	456,226	16,994
	Polyus Gold ADR	1,094,052	12,141
	Surgutneftegaz Pfd.	49,938,991	11,708
^	Mechel OAO ADR	1,063,677	9,754
*	Pharmstandard-GDR	515,581	8,203
*	Hydro OGK	383,793,137	7,087
	Sistema JSFC GDR	740,764	5,591
	Gazprom Neft	2,442,010	5,569
	Novolipetsk Steel GDR	581,257	5,475
	Cherepovets MK
	Severstal GDR	1,482,811	5,148
*	Wimm-Bill-Dann Foods
	ADR	116,305	5,110
*	PIK Group-GDR	716,976	4,301

			Market
			Value•
		Shares	($000)
	OAO TMK-GDR	396,987	4,289
	OAO Transneft	11,741	3,856
	Comstar United
	Telesystems GDR	1,242,721	3,481
	Magnitogorsk Iron &
	Steel Works-GDR	913,694	2,705
	Sberbank Pfd.	3,239,785	1,463
*	TGK-11	80,810,231	31
*	RAO Energy System of
	East OAO Pfd.	14,263,636	28
			975,458
South Africa (7.6%)
	MTN Group Ltd.	11,212,054	125,902
	Sasol Ltd.	4,250,515	125,466
	Standard Bank
	Group Ltd.	8,095,473	64,280
	Naspers Ltd.	2,706,087	45,052
	Impala Platinum
	Holdings Ltd.	3,790,379	39,563
	AngloGold Ltd.	1,955,266	37,156
	British American
	Tobacco PLC ZAR Line	1,296,524	35,309
	Gold Fields Ltd.	4,389,518	30,558
	FirstRand Ltd.	19,917,654	28,934
	Sanlan Ltd.	15,001,046	24,618
	Remgro Ltd.	3,215,083	23,641
	ABSA Group Ltd.	2,158,929	22,588
	Telkom South Africa Ltd.	2,024,179	21,969
	Anglo Platinum Ltd.	504,539	20,847
	Bidvest Group Ltd.	1,834,442	19,565
*	Harmony Gold
	Mining Co., Ltd.	2,419,671	17,697
	Tiger Brands Ltd.	1,164,925	16,888
	Shoprite Holdings Ltd.	3,073,935	16,226
	African Bank
	Investments Ltd.	5,410,902	14,836
	Nedbank Group Ltd.	1,493,754	14,500
	Murray & Roberts
	Holdings Ltd.	2,104,377	14,247
	Aveng Ltd.	2,841,443	14,048
	ArcelorMittal
	South Africa, Ltd.	1,426,348	13,482
	Massmart Holdings Ltd.	1,428,607	12,815
	RMB Holdings Ltd.	5,115,619	11,922
	Pretoria Portland
	Cement Co. Ltd.	3,851,748	11,857
	Steinhoff International
	Holdings Ltd.	7,592,727	11,068
	Truworths
	International Ltd.	3,063,899	10,409
	Sappi Ltd.	1,552,879	9,573
	African Rainbow
	Minerals Ltd.	818,497	8,375
	Barloworld Ltd.	1,430,713	8,360
	Kumba Iron Ore Ltd.	568,627	7,488
	Imperial Holdings Ltd.	1,185,254	6,768

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
	Investec Ltd.	1,366,783	6,743
	Woolworths Holdings Ltd.	5,818,582	6,717
*	Aspen Pharmacare
	Holdings Ltd.	1,836,684	6,424
	Reunert Ltd.	1,263,511	6,375
	Foschini Ltd.	1,539,943	6,335
	Exxaro Resources Ltd.	879,424	5,805
	Network Healthcare
	Holdings Ltd.	7,877,570	5,533
	Liberty Group Ltd.	814,082	5,119
	Pick’n Pay Stores Ltd.	1,610,718	5,092
	Northam Platinum Ltd.	930,049	2,923
	Reinet Investments
	SCA ZAR Line	2,033,857	2,580
			945,653
South Korea (13.6%)
	Samsung
	Electronics Co., Ltd.	636,904	268,521
	POSCO	259,043	71,348
2	Samsung
	Electronics Co., Ltd. GDR	289,516	59,771
	KT & G Corp.	794,870	51,018
^	Hyundai Motor Co., Ltd.	1,086,598	50,210
^	LG Electronics Inc.	663,704	49,553
	POSCO ADR	691,188	46,441
	Shinhan Financial
	Group Co. Ltd.	1,834,459	44,630
*	KB Financial Group, Inc.	1,670,634	41,412
^	Hyundai Heavy
	Industries Co., Inc.	294,730	38,937
	Samsung
	Electronics Co., Ltd. Pfd.	144,894	38,051
	Samsung Fire &
	Marine Insurance Co.	269,627	35,711
	Shinsegae Co., Ltd.	99,711	34,997
	Samsung Corp.	935,193	29,966
*	NHN Corp.	274,076	29,168
	SK Telecom Co., Ltd.	169,251	26,863
	LG Corp.	668,042	26,737
	SK Energy Co., Ltd.	422,929	24,331
	Korea Electric Power Corp.	1,207,311	23,990
	Hyundai Mobis	400,387	23,515
	LG. Philips LCD Co., Ltd.	1,258,496	23,333
	LG Chem Ltd.	370,410	22,487
*,^	Hynix Semiconductor Inc.	2,261,950	19,379
^	Samsung
	Securities Co. Ltd.	358,087	18,212
	KT Corp.	700,674	17,836
*	KB Financial Group, Inc.	718,877	17,692
	SK Telecom Co., Ltd. ADR	1,022,354	17,595
^	Samsung Heavy
	Industries Co., Ltd.	1,139,260	17,545
	SK Holdings Co Ltd	247,241	16,583
^	S-Oil Corp.	321,704	16,299
^	Hyundai Engineering &
	Construction Co., Ltd.	352,293	14,465

			Market
			Value•
		Shares	($000)
	Hana Financial Group Inc.	910,460	14,459
^	DC Chemical Co., Ltd.	86,337	14,120
	Shinhan Financial
	Group Co., Ltd. ADR	271,963	13,527
*,^	Samsung SDI Co. Ltd.	240,876	13,525
^	Samsung
	Electro-Mechanics Co.	420,878	12,396
	Korea Electric Power Corp.
	ADR	1,237,534	12,252
*	Korea Telecom Freetel	553,389	11,604
	Hyundai Steel Co.	399,098	11,579
	Hyundai Development Co.	424,886	11,498
*,^	Kia Motors	1,339,474	11,284
^	GS Engineering &
	Construction Corp.	232,546	11,045
	Cheil Industrial, Inc.	333,011	10,869
	Korea Exchange Bank	1,849,560	10,288
^	Amorepacific Corp.	22,524	9,900
	Lotte Shopping Co., Ltd.	71,617	9,798
^	Doosan Heavy Industries
	and Construction Co., Ltd.	220,748	9,728
	LG Household &
	Health Care Ltd.	65,941	9,420
	Woori Finance
	Holdings Co., Ltd.	1,696,480	9,104
	Samsung Engineering
	Co., Ltd.	223,527	8,940
^	Daewoo Engineering &
	Construction Co., Ltd.	1,265,914	8,787
	Daewoo Securities
	Co., Ltd.	893,520	8,498
^	Mirae Asset Securities
	Co., Ltd.	160,130	7,998
^	Samsung Techwin
	Co., Ltd.	377,084	7,993
	Kangwon Land Inc.	757,938	7,757
	Industrial Bank of Korea	1,328,690	7,638
	GS Holdings Corp.	371,318	7,412
	Hyundai Mipo Dockyard
	Co., Ltd.	84,101	7,221
	Kumkang Korea Chemical
	Co., Ltd.	36,888	7,198
	Korean Air Co. Ltd.	251,134	7,107
	LG Telecom Ltd.	994,245	7,087
	Woongjin Coway Co., Ltd.	341,069	7,018
	KT Corp. ADR	524,012	6,576
^	Samsung Card Co. Ltd.	270,020	6,372
	Daewoo Shipbuilding &
	Marine Engineering
	Co., Ltd.	670,512	6,317
	Hankook Tire Co. Ltd.	639,586	6,191
	Korea Gas Corp.	164,212	6,184
*	CJ Cheiljedang Corp.	51,707	6,021
^	Hyundai Securities Co.	966,271	5,927
	Korea Investment Holdings
	Co., Ltd.	280,752	5,761

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
	Daelim Industrial Co.	196,093	5,661
^	Woori Investment &
	Securities Co., Ltd.	603,191	5,635
^	Hanjin Shipping Co., Ltd.	417,070	5,486
	LS Cable Ltd.	121,859	5,147
*,^	STX Pan Ocean Co., Ltd.	7,246,600	5,119
*,^	Doosan Corp.	70,318	5,100
	Hanwha Corp.	319,826	5,012
	Hyundai Department
	Store Co., Ltd.	101,944	4,982
*	Hite Brewery Co., Ltd.	36,109	4,825
	Pusan Bank	887,699	4,535
	Daegu Bank	891,295	4,532
^	Doosan Infracore Co., Ltd.	517,782	4,410
	Dongkuk Steel Mill
	Co., Ltd.	265,032	4,310
	Lotte Confectionery
	Co., Ltd.	5,008	4,274
	Honam Petrochemical Corp.	103,635	4,242
	LG Dacom Corp.	294,480	4,163
	S1 Corp.	120,480	4,095
^	Hyosung Corp.	168,879	4,023
	Hyundai Motor Co., Ltd.
	2nd Pfd.	259,077	3,906
	Daewoo International Corp.	338,347	3,751
^	STX Shipbuilding Co., Ltd.	321,357	3,716
*	SK Networks Co., Ltd.	506,680	3,225
	LG Electronics Inc. Pfd.	119,679	3,198
^	Hanjin Heavy Industries
	& Construction Co., Ltd.	223,327	3,177
^	Korea Zinc Co., Ltd.	62,079	3,111
	Korea Line Corp.	47,877	2,568
	Dongbu Insurance Co., Ltd.	245,292	2,497
	Taihan Electric Wire
	Co., Ltd.	173,872	2,478
	Hanwha Chemical Corp.	536,770	2,329
	Tong Yang Investment Bank	549,484	2,266
^	Kumho Industrial Co., Ltd.	167,783	1,535
			1,696,303
Taiwan (11.5%)
	Taiwan Semiconductor
	Manufacturing
	Co., Ltd.	108,283,231	157,558
	Hon Hai Precision
	Industry Co., Ltd.	39,926,812	96,371
	Taiwan Semiconductor
	Manufacturing Co., Ltd.
	ADR	7,086,817	58,537
	MediaTek Inc.	6,174,057	55,291
	Chunghwa Telecom
	Co., Ltd.	30,620,142	50,662
	High Tech
	Computer Corp.	4,119,436	48,829
	Nan Ya Plastic Corp.	34,324,291	47,569
	China Steel Corp.	65,047,369	46,977
	Formosa Plastic Corp.	27,743,289	46,820

			Market
			Value•
		Shares	($000)
	Cathay Financial
	Holding Co.	40,508,202	43,505
	Asustek Computer Inc.	25,605,898	36,677
	Formosa Chemicals &
	Fibre Corp.	19,166,276	30,984
	AU Optronics Corp.	38,658,737	26,994
	Delta Electronics Inc.	10,441,535	23,696
	Acer Inc.	17,422,737	22,473
	United
	Microelectronics Corp.	71,242,970	19,562
	Fuhwa Financial
	Holdings Co., Ltd.	49,522,773	19,374
	Formosa
	Petrochemical Corp.	8,377,000	19,139
	Compal Electronics Inc.	25,620,501	18,389
	Fubon Financial Holding
	Co., Ltd.	29,509,100	17,898
	Uni-President
	Enterprises Co.	20,631,609	17,636
	Taiwan Cellular Corp.	12,425,485	17,179
	Chinatrust
	Financial Holding	57,044,153	16,295
	Siliconware Precision
	Industries Co.	15,584,860	16,087
	Mega Financial
	Holding Co. Ltd.	57,989,224	16,043
	Chunghwa
	Telecom Co., Ltd.	899,012	14,798
	Quanta Computer Inc.	13,714,401	14,436
	First Financial Holding
	Co., Ltd.	30,116,597	14,203
	China Development
	Financial Holding Corp.	62,951,785	12,373
	Hau Nan Financial
	Holdings Co., Ltd.	22,593,708	11,906
	Far EasTone
	Telecommunications
	Co., Ltd.	11,123,043	11,786
	Taiwan Cooperative Bank	23,083,450	11,093
	Chi Mei
	Optoelectronics Corp.	29,767,999	10,951
	Far Eastern Textile Ltd.	18,733,852	10,873
	Chang Hwa
	Commercial Bank	26,831,094	10,278
^	United Microelectronics
	Corp. ADR	4,182,987	10,248
	Advanced
	Semiconductor
	Engineering Inc.	23,796,400	10,133
	Taiwan Cement Corp.	19,641,883	10,086
	Innolux Display Corp.	12,755,689	9,562
	SinoPac Holdings	42,462,214	9,002
	Foxconn Technology
	Co., Ltd.	3,517,313	8,619
	Lite-On
	Technology Corp.	13,780,910	8,605

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
	Catcher Technology
	Co., Ltd.	3,358,821	8,528
	Synnex Technology
	International Corp.	6,289,201	8,164
	President Chain
	Store Corp.	3,475,985	8,070
	Shin Kong Financial
	Holdings Co.	28,027,822	7,413
	Asia Cement Corp.	12,398,097	7,346
	AU Optronics Corp. ADR	1,009,960	6,969
	Wistron Corp.	8,651,653	6,842
	Pou Chen Corp.	14,279,432	6,509
	Largan Precision Co., Ltd.	627,074	6,396
*	Powerchip
	Semiconductor Corp.	52,467,716	6,139
	Taiwan Fertilizer Co., Ltd.	4,841,000	5,974
	Cheng Shin Rubber
	Industry Co., Ltd.	5,290,987	5,898
	HannStar Display Corp.	30,893,202	5,624
	Macronix International
	Co., Ltd.	19,631,511	5,478
	Powertech
	Technology Inc.	3,699,300	5,226
	Chunghwa Picture
	Tubes, Ltd.	50,819,331	5,149
	E.Sun Financial
	Holding Co., Ltd.	20,807,302	4,837
*	Tatung Co., Ltd.	25,960,000	4,609
	Taishin
	Financial Holdings	30,803,678	4,598
	Siliconware Precision
	Industries Co. ADR	806,911	4,551
	Realtek
	Semiconductor Corp.	2,944,710	4,417
	Walsin Lihwa Corp.	18,179,970	4,216
	Epistar Corp.	3,567,414	4,170
	Evergreen Marine Corp.	7,638,879	3,925
	KGI Securities Co., Ltd.	16,387,000	3,798
	Motech Industries Inc.	1,393,204	3,796
	RichTek Technology Corp.	793,600	3,744
	Novatek
	Microelectronics
	Corp., Ltd.	3,317,415	3,678
	U-Ming Marine
	Transport Corp.	3,116,600	3,638
	Tung Ho Enterprise Corp.	5,525,000	3,591
	Transcend Information Inc.	2,116,544	3,583
	Formosa Taffeta Co., Ltd.	6,042,868	3,561
	Inventec Co., Ltd.	10,985,796	3,443
	Tripod Technology Corp.	2,807,710	3,431
	Unimicron
	Technology Corp.	6,083,754	3,375
	Wan Hai Lines Ltd.	7,956,538	3,334
*	Nanya Technology Corp.	18,613,397	3,305
	Polaris Securities
	Co., Ltd.	14,696,475	3,278

			Market
			Value•
		Shares	($000)
*	EVA Airways Corp.	13,303,879	3,226
	Nan Ya Printed Circuit
	Board Corp.	1,354,670	3,197
	Cheng Uei Precision
	Industry Co., Ltd.	2,309,319	3,184
	Advantech Co., Ltd.	2,277,725	3,178
	Everlight Electronics
	Co., Ltd.	2,059,812	3,113
	Teco Electric &
	Machinery Co., Ltd.	12,879,000	3,101
	Mitac International Corp.	8,363,288	3,095
*	Taiwan Business Bank	15,175,000	2,975
	Taiwan Glass
	Industrial Corp.	6,093,361	2,956
*	China Airlines	11,252,246	2,693
	Sino-American Silicon
	Products, Inc.	1,272,555	2,667
*	ProMOS
	Technologies Inc.	40,405,000	2,662
*	CMC Magnetics Corp.	18,990,700	2,608
	Far Eastern Department
	Stores Ltd.	5,751,200	2,601
	Advanced Semiconductor
	Engineering Inc. ADR	1,195,195	2,594
	D-Link Corp.	3,760,013	2,574
	Wafer Works Corp.	1,454,067	2,496
	Yageo Corp.	15,974,520	2,464
	Yang Ming
	Marine Transport	8,922,450	2,460
	Taiwan Secom Corp., Ltd.	1,957,846	2,404
	Eternal Chemical Co., Ltd.	4,533,996	2,368
	Qisda Corp.	9,616,928	2,330
*	Winbond
	Electronics Corp.	22,139,000	2,303
	Pan-International
	Industrial Co., Ltd.	2,592,650	2,254
	Yulon Motor Co., Ltd.	5,418,128	2,168
	Feng Hsin Iron &
	Steel Co., Ltd.	3,013,310	2,114
	Firich Enterprises Co., Ltd.	813,395	2,108
	Kinsus Interconnect
	Technology Corp.	1,838,233	2,016
	Zinwell Corporation	1,872,135	2,005
	Vanguard International
	Semiconductor Corp.	6,491,396	1,919
	Wintek Corp.	7,289,607	1,850
	Asia Optical Co., Inc.	1,339,801	1,760
*	Mosel Vitelic Inc.	7,176,910	1,668
*	Via Technologies Inc.	6,512,379	1,577
*	Inotera Memories, Inc.	6,502,620	1,556
	Inventec Appliances Corp.	1,589,909	1,529
	China Motor Co., Ltd.	4,345,588	1,478
	Cathay Construction Corp.	6,286,779	1,372
	Compal
	Communications, Inc.	2,051,374	1,279

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
	Farglory Land
	Development Co., Ltd	1,496,000	934
*	Ya Hsin Industrial
	Co., Ltd.	5,306,018	—
			1,442,936
Thailand (1.4%)
	PTT Public Co. Ltd.
	(Foreign)	6,043,052	27,765
	PTT Exploration and
	Production Public
	Co. Ltd. (Foreign)	8,314,873	20,797
	Kasikornbank Public
	Co. Ltd. (Foreign)	12,279,319	17,861
	Bangkok Bank Public
	Co., Ltd. (Foreign)	6,863,431	13,866
	Advanced Info Service
	Public Co., Ltd. (Foreign)	6,233,077	13,117
	Siam Commercial Bank
	Public Co. Ltd. (Foreign)	6,963,457	10,792
	Siam Cement Public
	Co. Ltd. (Foreign)	2,422,017	7,326
*	Bangkok Bank Public
	Co., Ltd. (Local)	3,549,543	7,141
*	Bank of Ayudhya PLC
	(Local)	18,940,765	5,566
	IRPC Public Co., Ltd.
	(Foreign)	67,767,960	4,418
	Banpu Public Co. Ltd.
	(Foreign)	906,575	4,340
*	Total Access
	Communication Public
	Co. Ltd.	5,222,682	3,733
	Thai Oil Public Co., Ltd.
	(Foreign)	6,004,400	3,597
	C.P. 7-Eleven Public
	Co. Ltd. (Foreign)	15,782,900	3,484
	BEC World Public
	Co. Ltd. (Foreign)	6,339,530	3,034
	PTT Chemical Public
	Co., Ltd. (Foreign)	2,524,733	2,536
	Krung Thai Bank Public
	Co. Ltd. (Foreign)	21,466,731	2,511
*	Siam Cement Public
	Co. Ltd. (Local)	846,988	2,490
	PTT Aromatics &
	Refining Public Co. Ltd.
	(Foreign)	8,530,659	2,468
	Ratchaburi Electricity
	Generating Holding
	Public Co., Ltd.	2,757,000	2,455
*	Thai Military Bank Public
	Co., Ltd. (Foreign)	148,854,344	2,421
	Glow Energy Public
	Co. Ltd. (Foreign)	3,786,300	2,180
	Land and Houses Public
	Co. Ltd. (Foreign)	19,489,147	2,098

			Market
			Value•
		Shares	($000)
*	Banpu Public Co. Ltd.
	(Local)	391,432	1,841
	Airports of Thailand
	Public Co. Ltd. (Foreign)	3,162,956	1,732
	Central Pattana
	Public Co. Ltd. (Foreign)	5,007,200	1,348
*	PTT Public Co., Ltd. (Local)	108,500	498
*	Advanced Info Service
	Public Co., Ltd. (Local)	162,000	341
*	Siam Commercial Bank
	Public Co. Ltd. (Local)	146,600	227
*	Central Pattana Public
	Co. Ltd. (Local)	457,700	123
*	Airports of Thailand Public
	Co. Ltd. (Local)	220,200	121
*	Glow Energy Public
	Co. Ltd. (Local)	199,200	115
*	TMB Bank Public Co., Ltd.	6,957,000	113
*	PTT Aromatics & Refining
	Public Co. Ltd. (Local)	370,000	107
*	BEC World Public
	Co. Ltd. (Local)	173,000	83
*	Krung Thai Bank Public
	Co. Ltd. (Local)	595,000	68
			172,713
Turkey (1.6%)
*	Turkiye Garanti Bankasi
	A.S.	15,246,880	25,608
	Turkcell Iletisim
	Hizmetleri A.S.	4,703,605	23,610
	Akbank T.A.S.	6,573,916	22,579
	Turkiye Is Bankasi A.S.
	C Shares	7,108,407	20,209
	Anadolu Efes Biracilik ve
	Malt Sanayii A.S.	1,609,697	13,629
	Eregli Demir ve Celik
	Fabrikalari A.S.	4,169,634	12,853
	Tupras-Turkiye Petrol
	Rafinerileri A.S.	913,140	11,531
	Haci Omer Sabanci
	Holding A.S.	3,422,134	8,311
*	Yapi ve Kredi Bankasi A.S.	6,323,430	8,019
*	Turk Telekomunikasyon
	A.S.	3,786,690	8,007
	Turkiye Halk Bankasi A.S.	2,363,378	6,467
	Enka Insaat ve Sanayi A.S.	1,723,687	6,458
*	KOC Holding A.S.	3,092,397	5,770
	Turkiye Vakiflar Bankasi
	T.A.O.	5,763,603	5,629
*	BIM Birlesik Magazalar
	A.S.	268,138	5,415
*	Dogan Sirketler Grubu
	Holding A.S.	3,693,502	2,912
*	Asya Katilim Bankasi AS	3,091,213	2,712
*	Tekfen Holding A.S.	886,126	2,377
*	Coca-Cola Icecek A.S.	462,467	2,217

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
*	Turk Sise ve Cam
	Fabrikalari A.S.	2,427,982	1,974
	Aksigorta A.S.	918,816	1,894
*	TAV Havalimanlari Holding
	A.S.	764,759	1,859
*	Petkim Petrokimya Holding
	A.S.	642,947	1,748
	Ford Otomotiv Sanayi A.S.	487,644	1,534
	Arcelik A.S.	923,671	1,311
	Tofas Turk Otomobil
	Fabrikasi A.S.	901,701	1,054
*	Dogan Yayin Holding A.S.	1,718,602	991
	Migros Turk A.S.	1,729	19
			206,697
Total Common Stocks
(Cost $17,143,464)			12,449,462
Temporary Cash Investments (5.7%)[1]
Money Market Fund (5.6%)
3,4	Vanguard Market
	Liquidity Fund,
	2.217%	707,689,488	707,689

	Face	Market
	Amount	Value•
	($000)	($000)
U.S. Agency Obligation (0.1%)
5,6 Federal Home Loan
Mortgage Corp.,
2.585%, 11/25/08	7,000	6,992
Total Temporary Cash Investments
(Cost $714,678)		714,681
Total Investments (105.3%)
(Cost $17,858,142)		13,164,143
Other Assets and Liabilities (–5.3%)
Other Assets		86,454
Liabilities[4]		(744,384)
		(657,930)
Net Assets (100%)		12,506,213

Emerging Markets Stock Index Fund

At October 31, 2008, net assets consisted of:
Amount
($000)
Paid-in Capital	17,466,201
Undistributed Net Investment Income	540,785
Accumulated Net Realized Losses	(807,165)
Unrealized Appreciation (Depreciation)
Investment Securities	(4,693,999)
Futures Contracts	1,800
Foreign Currencies	(1,409)
Net Assets	12,506,213

Investor Shares—Net Assets
Applicable to 341,400,537 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	5,345,312
Net Asset Value Per Share—
Investor Shares	$15.66

Admiral Shares—Net Assets
Applicable to 73,085,578 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,507,842
Net Asset Value Per Share—
Admiral Shares	$20.63

Signal Shares—Net Assets
Applicable to 13,410,668 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	266,252
Net Asset Value Per Share—
Signal Shares	$19.85

Amount
($000)
Institutional Shares—Net Assets
Applicable to 56,455,422 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	887,021
Net Asset Value Per Share—
Institutional Shares	$15.71

ETF Shares—Net Assets
Applicable to 181,235,250 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	4,499,786
Net Asset Value Per Share—
ETF Shares	$24.83

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $574,361,000.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 5.4%, respectively, of net assets.

2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2008, the value of this security represented 0.5% of net assets.

3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4 Includes $632,927,000 of collateral received for securities on loan.

5 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

6 Securities with a value of $6,992,000 have been segregated as initial margin for open futures contracts.

ADR—American Depositary Receipt.

GDR—Global Depositary Receipt.

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund

Statement of Operations

Year Ended
October 31, 2008
($000)
Investment Income
Income
Dividends[1]	693,413
Interest[2]	973
Security Lending	13,902
Total Income	708,288
Expenses
The Vanguard Group—Note B
Investment Advisory Services	543
Management and Administrative—Investor Shares	22,714
Management and Administrative—Admiral Shares	2,693
Management and Administrative—Signal Shares	374
Management and Administrative—Institutional Shares	479
Management and Administrative—ETF Shares	5,157
Marketing and Distribution—Investor Shares	2,943
Marketing and Distribution—Admiral Shares	530
Marketing and Distribution—Signal Shares	80
Marketing and Distribution—Institutional Shares	310
Marketing and Distribution—ETF Shares	1,649
Custodian Fees	20,906
Auditing Fees	41
Shareholders’ Reports—Investor Shares	333
Shareholders’ Reports—Admiral Shares	15
Shareholders’ Reports—Signal Shares	4
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	223
Trustees’ Fees and Expenses	31
Total Expenses	59,025
Expenses Paid Indirectly	(375)
Net Expenses	58,650
Net Investment Income	649,638
Realized Net Gain (Loss)
Investment Securities Sold	194,432
Futures Contracts	(15,502)
Foreign Currencies	(15,685)
Realized Net Gain (Loss)	163,245
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(16,915,195)
Futures Contracts	1,800
Foreign Currencies	(2,454)
Change in Unrealized Appreciation (Depreciation)	(16,915,849)
Net Increase (Decrease) in Net Assets Resulting from Operations	(16,102,966)

1 Dividends are net of foreign withholding taxes of $61,493,000.

2 Interest income from an affiliated company of the fund was $796,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	649,638	372,700
Realized Net Gain (Loss)	163,245	174,147
Change in Unrealized Appreciation (Depreciation)	(16,915,849)	8,817,938
Net Increase (Decrease) in Net Assets Resulting from Operations	(16,102,966)	9,364,785
Distributions
Net Investment Income
Investor Shares	(229,894)	(130,073)
Admiral Shares	(66,571)	(30,176)
Signal Shares	(8,343)	—
Institutional Shares	(24,830)	(11,028)
ETF Shares	(111,980)	(34,662)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(441,618)	(205,939)
Capital Share Transactions
Investor Shares	(954,191)	1,679,248
Admiral Shares	218,311	699,959
Signal Shares	207,807	330,912
Institutional Shares	471,828	356,607
ETF Shares	3,320,651	2,727,702
Net Increase (Decrease) from Capital Share Transactions	3,264,406	5,794,428
Total Increase (Decrease)	(13,280,178)	14,953,274
Net Assets
Beginning of Period	25,786,391	10,833,117
End of Period[1]	12,506,213	25,786,391

1 Net Assets—End of Period includes undistributed net investment income of $540,785,000 and $344,566,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$36.78	$22.05	$16.91	$12.88	$11.04
Investment Operations
Net Investment Income	.780	.604[1]	.396	.307	.263
Net Realized and Unrealized Gain (Loss)
on Investments[2]	(21.313)	14.522	5.059	3.982	1.749
Total from Investment Operations	(20.533)	15.126	5.455	4.289	2.012
Distributions
Dividends from Net Investment Income	(.587)	(.396)	(.315)	(.259)	(.172)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.587)	(.396)	(.315)	(.259)	(.172)
Net Asset Value, End of Period	$15.66	$36.78	$22.05	$16.91	$12.88

Total Return[3]	–56.66%	69.59%	32.55%	33.66%	18.43%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,345	$14,150	$7,202	$4,937	$2,556
Ratio of Total Expenses to
Average Net Assets	0.32%	0.37%	0.42%	0.45%	0.48%
Ratio of Net Investment Income to
Average Net Assets	2.81%	2.24%	2.20%	2.48%	2.44%
Portfolio Turnover Rate[4]	20%	9%	26%	15%	11%

1 Calculated based on average shares outstanding.

2 Includes increases from redemption fees of $.02, $.01, $.01, $.00, and $.00.

3 Total returns do not reflect the 0.25% (0.50% prior to June 26, 2008) transaction fee on purchases; the 2% fee assessed until March 23, 2005, on redemptions of shares purchased on or after June 27, 2003, and held for less than two months; the 0.25% (0.50% prior to June 26, 2008) fee on all other redemptions; or the account service fee that may be applicable to certain accounts with balanced below $10,000.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund

Financial Highlights

Admiral Shares
			June 23,
		Year Ended	2006[1] to
	October 31,		Oct. 31,
For a Share Outstanding Throughout Each Period	2008	2007	2006
Net Asset Value, Beginning of Period	$48.47	$29.03	$25.00
Investment Operations
Net Investment Income	1.079	.853[2]	.222
Net Realized and Unrealized Gain (Loss) on Investments[3]	(28.099)	19.121	3.808
Total from Investment Operations	(27.020)	19.974	4.030
Distributions
Dividends from Net Investment Income	(.820)	(.534)	—
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.820)	(.534)	—
Net Asset Value, End of Period	$20.63	$48.47	$29.03

Total Return[4]	–56.63%	69.82%	16.12%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,508	$3,514	$1,491
Ratio of Total Expenses to Average Net Assets	0.20%	0.25%	0.30%[5]
Ratio of Net Investment Income to Average Net Assets	2.93%	2.36%	2.32%[5]
Portfolio Turnover Rate[6]	20%	9%	26%

1 Inception.

2 Calculated based on average shares outstanding.

3 Includes increases from redemption fees of $.03, $.01, and $.01.

4 Total returns do not reflect the 0.25% (0.50% prior to June 26, 2008) transaction fee on purchases and redemptions.

5 Annualized.

6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund

Financial Highlights

Signal Shares
	Year	Jan. 19,
	Ended	2007[1] to
	Oct. 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2008	2007
Net Asset Value, Beginning of Period	$46.61	$30.38
Investment Operations
Net Investment Income	1.029	.580[2]
Net Realized and Unrealized Gain (Loss) on Investments[3]	(27.029)	15.650
Total from Investment Operations	(26.000)	16.230
Distributions
Dividends from Net Investment Income	(.760)	—
Distributions from Realized Capital Gains	—	—
Total Distributions	(.760)	—
Net Asset Value, End of Period	$19.85	$46.61

Total Return[4]	–56.64%	53.42%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$266	$385
Ratio of Total Expenses to Average Net Assets	0.20%	0.25%[5]
Ratio of Net Investment Income to Average Net Assets	2.93%	2.36%[5]
Portfolio Turnover Rate[6]	20%	9%

1 Inception.

2 Calculated based on average shares outstanding.

3 Includes increases from redemption fees of $.02 and $.00.

4 Total returns do not reflect the 0.25% (0.50% prior to June 26, 2008) transaction fee on purchases and redemptions.

5 Annualized.

6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$36.90	$22.11	$16.95	$12.90	$11.05
Investment Operations
Net Investment Income	.835	.686[1]	.443	.344	.287
Net Realized and Unrealized Gain (Loss)
on Investments[2]	(21.393)	14.533	5.059	3.982	1.749
Total from Investment Operations	(20.558)	15.219	5.502	4.326	2.036
Distributions
Dividends from Net Investment Income	(.632)	(.429)	(.342)	(.276)	(.186)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.632)	(.429)	(.342)	(.276)	(.186)
Net Asset Value, End of Period	$15.71	$36.90	$22.11	$16.95	$12.90

Total Return[3]	–56.61%	69.90%	32.78%	33.92%	18.64%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$887	$1,463	$559	$468	$245
Ratio of Total Expenses to
Average Net Assets	0.15%	0.20%	0.25%	0.25%	0.33%
Ratio of Net Investment Income to
Average Net Assets	2.98%	2.41%	2.37%	2.64%	2.61%
Portfolio Turnover Rate[4]	20%	9%	26%	15%	11%

1 Calculated based on average shares outstanding.

2 Includes increases from redemption fees of $.01, $.01, $.01, $.00, and $.00.

3 Total returns do not reflect the 0.25% (0.50% prior to June 26, 2008) transaction fee on purchases; the 2% fee assessed until March 23, 2005, on redemptions of shares purchased on or after June 27, 2003, and held for less than two months; or the 0.25% (0.50% prior to June 26, 2008) fee on all other redemptions.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund

Financial Highlights

ETF Shares
				March 4,
				2005[2] to
	Year Ended October 31,			Oct. 31,
For a Share Outstanding Throughout Each Period[1]	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$58.31	$34.96	$26.81	$25.28
Investment Operations
Net Investment Income	1.303	1.065[3]	.667	.435
Net Realized and Unrealized Gain (Loss) on Investments[4]	(33.798)	22.955	8.022	1.095
Total from Investment Operations	(32.495)	24.020	8.689	1.530
Distributions
Dividends from Net Investment Income	(.985)	(.670)	(.539)	—
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.985)	(.670)	(.539)	—
Net Asset Value, End of Period	$24.83	$58.31	$34.96	$26.81

Total Return	–56.62%	69.78%	32.74%	6.05%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,500	$6,275	$1,582	$375
Ratio of Total Expenses to Average Net Assets	0.20%	0.25%	0.30%	0.30%[5]
Ratio of Net Investment Income to Average Net Assets	2.93%	2.36%	2.32%	2.59%[5]
Portfolio Turnover Rate[6]	20%	9%	26%	15%

1 Adjusted to reflect a 2-for-1 share split as of the close of business on June 13, 2008.

2 Inception.

3 Calculated based on average shares outstanding.

4 Includes increases from redemption fees of $.02, $.03, $.03, and $.00.

5 Annualized.

6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund

Notes to Financial Statements

Vanguard Emerging Markets Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Emerging Markets Stock Index Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2005–2008), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2008, the fund had contributed capital of $1,567,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.57% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2008, custodian fee offset arrangements reduced the fund’s expenses by $375,000.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Emerging Markets Stock Index Fund

During the year ended October 31, 2008, the fund realized net foreign currency losses of $15,685,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income. The fund’s realized losses for the year ended October 31, 2008, include a refund for taxes paid on Indian securities of $67,000, which is treated as an increase to taxable income; accordingly, this amount has been reclassified from accumulated net realized losses to undistributed net investment income.

Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the year ended October 31, 2008, the fund realized gains on the sale of passive foreign investment companies of $3,817,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Unrealized appreciation of $41,815,000 on the fund’s passive foreign investment company holdings at October 31, 2007, has been distributed and is reflected in the balance of undistributed net investment income. Since October 31, 2007, the fund’s passive foreign investment company holdings have depreciated in value, reducing the amount of taxable income available for distribution as of October 31, 2008 by $38,708,000. Unrealized appreciation on the fund’s passive foreign investment company holdings at October 31, 2008, was $3,107,000.

During the year ended October 31, 2008, the fund realized $795,501,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at October 31, 2008, the fund had $562,586,000 of ordinary income available for distribution. The fund had available realized losses of $643,327,000 to offset future net capital gains of $15,143,000 through October 31, 2012, $167,331,000 through October 31, 2014, and $460,853,000 through October 31, 2016.

At October 31, 2008, the cost of investment securities for tax purposes was $18,025,084,000. Net unrealized depreciation of investment securities for tax purposes was $4,860,941,000, consisting of unrealized gains of $1,104,758,000 on securities that had risen in value since their purchase and $5,965,699,000 in unrealized losses on securities that had fallen in value since their purchase.

At October 31, 2008, the aggregate settlement value of open futures contracts expiring in November 2008 and the related unrealized appreciation (depreciation) were:

($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
MSCI Taiwan Index	1,800	33,606	1,800

The fund had net unrealized foreign currency losses of $1,409,000 resulting from the translation of other assets and liabilities at October 31, 2008.

E. During the year ended October 31, 2008, the fund purchased $9,315,325,000 of investment securities and sold $5,904,943,000 of investment securities, other than temporary cash investments.

Emerging Markets Stock Index Fund

F. Capital share transactions for each class of shares were:

			Year Ended October 31,
		2008		2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	3,872,977	135,857	3,408,393	122,527
Issued in Lieu of Cash Distributions	222,748	6,777	123,741	5,215
Redeemed[1]	(5,049,916)	(185,897)	(1,852,886)	(69,648)
Net Increase (Decrease)—Investor Shares	(954,191)	(43,263)	1,679,248	58,094
Admiral Shares
Issued	997,071	24,577	1,276,261	35,934
Issued in Lieu of Cash Distributions	58,820	1,359	26,534	849
Redeemed[1]	(837,580)	(25,354)	(602,836)	(15,634)
Net Increase (Decrease)—Admiral Shares	218,311	582	699,959	21,149
Signal Shares
Issued	301,803	8,027	340,696	8,511
Issued in Lieu of Cash Distributions	7,172	172	—	—
Redeemed[1]	(101,168)	(3,051)	(9,784)	(248)
Net Increase (Decrease)—Signal Shares	207,807	5,148	330,912	8,263
Institutional Shares
Issued	650,503	24,200	515,085	20,056
Issued in Lieu of Cash Distributions	16,639	505	9,287	391
Redeemed[1]	(195,314)	(7,891)	(167,765)	(6,075)
Net Increase (Decrease)—Institutional Shares	471,828	16,814	356,607	14,372
ETF Shares[2]
Issued	3,410,974	76,025	2,751,033	62,762
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	(90,323)	(2,400)	(23,331)	(400)
Net Increase (Decrease)—ETF Shares	3,320,651	73,625	2,727,702	62,362

1 Net of redemption fees of $14,015,000 and $7,194,000 (fund totals).

2 Shares adjusted to reflect a 2-for-1 split as of the close of business on June 13, 2008.

Emerging Markets Stock Index Fund

G. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of October 31, 2008, based on the inputs used to value them:

	Investments	Futures
	in Securities	Contracts
Valuation Inputs	($000)	($000)
Level 1—Quoted prices	3,813,389	1,800
Level 2—Other significant observable inputs	9,350,754	—
Level 3—Significant unobservable inputs	—	—
Total	13,164,143	1,800

Developed Markets Index Fund

Fund Profile

As of October 31, 2008

Portfolio Characteristics
Fund
Acquired Fund Fees and
Expenses (10/31/2007)[1]	0.22%

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund[2]	Index[3]	Index[4]
Consumer Discretionary	10.5%	10.6%	9.0%
Consumer Staples	10.2	10.1	9.9
Energy	9.1	8.9	12.0
Financials	23.4	23.6	21.4
Health Care	9.9	9.7	9.7
Industrials	10.5	10.7	10.0
Information Technology	4.8	5.0	9.1
Materials	8.0	8.0	7.4
Telecommunication
Services	6.3	6.2	6.0
Utilities	7.3	7.2	5.5

Volatility Measures[5]
	Fund Versus	Fund Versus
	Target Index[3]	Broad Index[4]
R-Squared	0.98	0.97
Beta	0.97	0.88

Allocation to Underlying Vanguard Funds

European Stock Index Fund Investor Shares	67.0%
Pacific Stock Index Fund Investor Shares	33.0

Market Diversification (% of equity exposure)
		Target
	Fund[2]	Index[3]
United Kingdom	21.9%	22.0%
Japan	21.7	23.6
France	11.1	10.7
Germany	9.1	8.7
Switzerland	8.9	8.5
Australia	5.4	5.9
Spain	4.2	4.0
Italy	3.7	3.6
Netherlands	3.4	2.4
Sweden	2.0	2.0
Hong Kong	1.9	2.0
Finland	1.5	1.5
Singapore	1.0	1.0
Other Developed Markets	4.2	4.1

1 This figure—drawn from the prospectus dated October 14, 2008—represents a weighted average of the annualized expense ratios and any transaction fees charged by the underlying mutual funds (the “acquired” funds) in which the Developed Markets Index Fund invests. The Developed Markets Index Fund does not charge any expenses or fees of its own. For the fiscal year ended October 31, 2008, the acquired fund fees and expenses figure was 0.22%.

2 Reflects holdings of underlying funds.

3 MSCI EAFE Index.

4 MSCI All Country World Index ex USA.

5 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

Developed Markets Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: May 8, 2000–October 31, 2008

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended October 31, 2008			Final Value of
			Since	a $10,000
	One Year	Five Years	Inception[1]	Investment
Developed Markets Index Fund[2]	–46.24%	3.84%	–0.97%	$9,204
MSCI All Country World Index ex USA	–48.27	5.05	0.31	10,265
MSCI EAFE Index	–46.62	3.60	–1.12	9,092
Average International Fund[3]	–47.97	2.81	–1.92	8,488

1 Performance for the fund and its comparative standards is calculated since the fund’s inception: May 8, 2000.

2 Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months, or the account service fee that may be applicable to certain accounts with balances below $10,000.

3 Derived from data provided by Lipper Inc.

Developed Markets Index Fund

Fiscal-Year Total Returns (%): May 8, 2000–October 31, 2008

Average Annual Total Returns: Periods Ended September 30, 2008

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

				Since
	Inception Date	One Year	Five Years	Inception
Developed Markets Index Fund[1]	5/8/2000	–29.17%	10.10%	1.80%

1 Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months, or the account service fee that may be applicable to certain accounts with balances below $10,000.

Note: See Financial Highlights table for dividend and capital gains information.

Developed Markets Index Fund

Financial Statements

Statement of Net Assets

As of October 31, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (100.2%)
International Stock Funds (99.7%)
Vanguard European Stock Index Fund Investor Shares	69,810,604	1,535,135
Vanguard Pacific Stock Index Fund Investor Shares	95,434,290	757,748
		2,292,883
Money Market Fund (0.5%)
1 Vanguard Market Liquidity Fund, 2.217%	10,755,557	10,756
Total Investment Companies (Cost $2,842,181)		2,303,639
Other Assets and Liabilities (–0.2%)
Other Assets		8,693
Liabilities		(13,570)
		(4,877)
Net Assets (100%)
Applicable to 295,016,266 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		2,298,762
Net Asset Value Per Share		$7.79

At October 31, 2008, net assets consisted of:
Amount
($000)
Paid-in Capital	2,896,845
Undistributed Net Investment Income	1,334
Accumulated Net Realized Losses	(60,875)
Unrealized Appreciation (Depreciation)	(538,542)
Net Assets	2,298,762

•	See Note A in Notes to Financial Statements.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

Developed Markets Index Fund

Statement of Operations

Year Ended
October 31, 2008
($000)
Investment Income
Income
Income Distributions Received	107,155
Net Investment Income—Note B	107,155
Realized Net Gain (Loss) on Investment Securities Sold	(60,515)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(1,992,254)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,945,614)

See accompanying Notes, which are an integral part of the Financial Statements.

Developed Markets Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	107,155	67,803
Realized Net Gain (Loss)	(60,515)	1,415
Change in Unrealized Appreciation (Depreciation)	(1,992,254)	681,973
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,945,614)	751,191
Distributions
Net Investment Income	(107,258)	(66,258)
Realized Capital Gain[1]	(1,386)	(1,108)
Total Distributions	(108,644)	(67,366)
Capital Share Transactions
Issued	1,208,773	1,375,081
Issued in Lieu of Cash Distributions	98,662	60,616
Redeemed[2]	(930,804)	(715,040)
Net Increase (Decrease) from Capital Share Transactions	376,631	720,657
Total Increase (Decrease)	(1,677,627)	1,404,482
Net Assets
Beginning of Period	3,976,389	2,571,907
End of Period[3]	2,298,762	3,976,389

1 Includes fiscal 2008 and 2007 short-term gain distributions totaling $1,386,000 and $1,108,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

2 The fund collected redemption fees of $298,000 and $202,000, which were reallocated proportionately to the funds in which it invests.

3 Net Assets—End of Period includes undistributed net investment income of $1,334,000 and $1,437,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Developed Markets Index Fund

Financial Highlights

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$14.91	$12.15	$9.75	$8.43	$7.22
Investment Operations
Net Investment Income	.369[1]	.305	.219	.190	.143
Capital Gain Distributions Received	—	—	—	—	—
Net Realized and Unrealized Gain (Loss)
on Investments	(7.097)	2.759	2.400	1.320	1.210
Total from Investment Operations	(6.728)	3.064	2.619	1.510	1.353
Distributions
Dividends from Net Investment Income	(.387)	(.299)	(.219)	(.190)	(.143)
Distributions from Realized Capital Gains	(.005)	(.005)	—	—	—
Total Distributions	(.392)	(.304)	(.219)	(.190)	(.143)
Net Asset Value, End of Period	$7.79	$14.91	$12.15	$9.75	$8.43

Total Return[2]	–46.24%	25.67%	27.27%	18.07%	18.94%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,299	$3,976	$2,572	$1,623	$1,038
Ratio of Total Expenses to
Average Net Assets	0%[3]	0%	0%	0%	0%
Ratio of Net Investment Income to
Average Net Assets	3.04%	2.05%	1.82%	1.77%	1.52%
Portfolio Turnover Rate	13%	7%	9%	10%	4%

1 Calculated based on average shares outstanding.

2 Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months, or the account service fee that may be applicable to certain accounts with balances below $10,000.

3 The acquired fund fees and expenses were 0.22%.

See accompanying Notes, which are an integral part of the Financial Statements.

Developed Markets Index Fund

Notes to Financial Statements

Vanguard Developed Markets Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund seeks to match the performance of its target index by investing in the European and Pacific Stock Index Funds. The fund’s indirect investments in foreign securities involve investment risks not normally associated with investing in securities of U.S. corporations.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2005–2008), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the year ended October 31, 2008, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

For tax purposes, at October 31, 2008, the fund had $1,285,000 of ordinary income available for distribution. The fund had available realized losses of $11,015,000 to offset future net capital gains through October 31, 2016.

At October 31, 2008, the cost of investment securities for tax purposes was $2,891,993,000. Net unrealized depreciation of investment securities for tax purposes was $588,354,000, consisting entirely of unrealized losses on securities that had fallen in value since their purchase.

D. During the year ended October 31, 2008, the fund purchased $816,948,000 of investment securities and sold $451,715,000 of investment securities, other than temporary cash investments.

Developed Markets Index Fund

E. Capital shares issued and redeemed were:

	Year Ended October 31,
	2008	2007
	Shares	Shares
	(000)	(000)
Issued	101,813	103,370
Issued in Lieu of Cash Distributions	7,287	4,803
Redeemed	(80,732)	(53,150)
Net Increase (Decrease) in Shares Outstanding	28,368	55,023

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At October 31, 2008, 100% of the fund’s investments were valued based on Level 1 inputs.

Institutional Developed Markets Index Fund

Fund Profile

As of October 31, 2008

Portfolio Characteristics
Fund
Acquired Fund Fees and
Expenses (10/31/2007)[1]	0.09%

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund[2]	Index[3]	Index[4]
Consumer Discretionary	10.5%	10.6%	9.0%
Consumer Staples	10.2	10.1	9.9
Energy	9.1	8.9	12.0
Financials	23.4	23.6	21.4
Health Care	9.9	9.7	9.7
Industrials	10.5	10.7	10.0
Information Technology	4.8	5.0	9.1
Materials	8.0	8.0	7.4
Telecommunication
Services	6.3	6.2	6.0
Utilities	7.3	7.2	5.5

Volatility Measures[5]
	Fund Versus	Fund Versus
	Target Index[3]	Broad Index[4]
R-Squared	0.98	0.97
Beta	0.97	0.88

Allocation to Underlying Vanguard Funds

European Stock Index Fund Institutional Shares	67.0%
Pacific Stock Index Fund Institutional Shares	33.0

Market Diversification (% of equity exposure)
		Target
	Fund[2]	Index[3]
United Kingdom	21.9%	22.0%
Japan	21.7	23.6
France	11.1	10.7
Germany	9.1	8.7
Switzerland	8.9	8.5
Australia	5.4	5.9
Spain	4.2	4.0
Italy	3.7	3.6
Netherlands	3.4	2.4
Sweden	2.0	2.0
Hong Kong	1.9	2.0
Finland	1.5	1.5
Singapore	1.0	1.0
Other Developed Markets	4.2	4.1

1 This figure—drawn from the prospectus dated February 27, 2008—represents a weighted average of the annualized expense ratios and any transaction fees charged by the underlying mutual funds (the “acquired” funds) in which the Institutional Developed Markets Index Fund invests. The Institutional Developed Markets Index Fund does not charge any expenses or fees of its own. For the fiscal year ended October 31, 2008, the acquired fund fees and expenses figure was 0.09%.

2 Reflects holdings of underlying funds.

3 MSCI EAFE Index.

4 MSCI All Country World Index ex USA.

5 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

Institutional Developed Markets Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: June 1, 2000–October 31, 2008

Initial Investment of $5,000,000

		Average Annual Total Returns
	Periods Ended October 31, 2008			Final Value of
			Since	a $5,000,000
	One Year	Five Years	Inception[1]	Investment
Institutional Developed Markets Index Fund[2]	–46.12%	4.01%	–0.94%	$4,619,022
MSCI All Country World Index ex USA	–48.27	5.05	0.23	5,096,809
MSCI EAFE Index	–46.62	3.60	–1.12	4,549,517
Average International Fund[3]	–47.97	2.81	–2.03	4,207,428

1 Performance for the fund and its comparative standards is calculated since the fund’s inception: June 1, 2000.

2 Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months.

3 Derived from data provided by Lipper Inc.

Institutional Developed Markets Index Fund

Fiscal-Year Total Returns (%): June 1, 2000–October 31, 2008

Average Annual Total Returns: Periods Ended September 30, 2008

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
Institutional Developed Markets Index Fund[1]	6/1/2000	–29.11%	10.25%	1.84%

1 Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months.

Note: See Financial Highlights table for dividend and capital gains information.

Institutional Developed Markets Index Fund

Financial Statements

Statement of Net Assets

As of October 31, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (100.0%)
International Stock Funds (99.9%)
Vanguard European Stock Index Fund Institutional Shares	111,125,369	2,449,203
Vanguard Pacific Stock Index Fund Institutional Shares	151,864,763	1,208,844
		3,658,047
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 2.217%	1,276,253	1,276
Total Investment Companies (Cost $4,939,454)		3,659,323
Other Assets and Liabilities (0.0%)
Other Assets		67,822
Liabilities		(66,660)
		1,162
Net Assets (100%)
Applicable to 472,820,736 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		3,660,485
Net Asset Value Per Share		$7.74

At October 31, 2008, net assets consisted of:
Amount
($000)
Paid-in Capital	5,001,132
Undistributed Net Investment Income	1,409
Accumulated Net Realized Losses	(61,925)
Unrealized Appreciation (Depreciation)	(1,280,131)
Net Assets	3,660,485

•	See Note A in Notes to Financial Statements.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Developed Markets Index Fund

Statement of Operations

Year Ended
October 31, 2008
($000)
Investment Income
Income
Income Distributions Received	137,824
Net Investment Income—Note B	137,824
Realized Net Gain (Loss) on Investment Securities Sold	(51,686)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(2,799,636)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,713,498)

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Developed Markets Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	137,824	98,306
Realized Net Gain (Loss)	(51,686)	224,995
Change in Unrealized Appreciation (Depreciation)	(2,799,636)	690,223
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,713,498)	1,013,524
Distributions
Net Investment Income	(138,374)	(97,353)
Realized Capital Gain	—	—
Total Distributions	(138,374)	(97,353)
Capital Share Transactions
Issued	2,406,003	1,605,380
Issued in Lieu of Cash Distributions	118,333	79,390
Redeemed[1]	(1,123,411)	(1,096,395)
Net Increase (Decrease) from Capital Share Transactions	1,400,925	588,375
Total Increase (Decrease)	(1,450,947)	1,504,546
Net Assets
Beginning of Period	5,111,432	3,606,886
End of Period[2]	3,660,485	5,111,432

1 The fund collected redemption fees of $16,000 and $14,000, which were reallocated proportionately to the funds in which it invests.

2 Net Assets—End of Period includes undistributed net investment income of $1,409,000 and $1,959,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Developed Markets Index Fund

Financial Highlights

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$14.79	$12.05	$9.67	$8.35	$7.16
Investment Operations
Net Investment Income	.357[1]	.323	.229	.200	.158
Capital Gain Distributions Received	—	—	—	—	—
Net Realized and Unrealized Gain (Loss)
on Investments	(7.011)	2.733	2.380	1.320	1.190
Total from Investment Operations	(6.654)	3.056	2.609	1.520	1.348
Distributions
Dividends from Net Investment Income	(.396)	(.316)	(.229)	(.200)	(.158)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.396)	(.316)	(.229)	(.200)	(.158)
Net Asset Value, End of Period	$7.74	$14.79	$12.05	$9.67	$8.35

Total Return[2]	–46.12%	25.84%	27.41%	18.37%	19.05%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,660	$5,111	$3,607	$1,748	$911
Ratio of Total Expenses to
Average Net Assets	0%[3]	0%	0%	0%	0%
Ratio of Net Investment Income to
Average Net Assets	3.02%	2.25%	1.72%	1.86%	1.81%
Portfolio Turnover Rate	18%	11%[4]	14%	6%	19%

1 Calculated based on average shares outstanding.

2 Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months.

3 The acquired fund fees and expenses were 0.09%.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Developed Markets Index Fund

Notes to Financial Statements

Vanguard Institutional Developed Markets Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund seeks to match the performance of its target index by investing in the European and Pacific Stock Index Funds. The fund’s indirect investments in foreign securities involve investment risks not normally associated with investing in securities of U.S. corporations.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2005–2008), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the year ended October 31, 2008, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

For tax purposes, at October 31, 2008, the fund had $1,409,000 of ordinary income available for distribution. The fund had available realized losses of $8,141,000 to offset future net capital gains through October 31, 2011.

At October 31, 2008, the cost of investment securities for tax purposes was $4,993,237,000. Net unrealized depreciation of investment securities for tax purposes was $1,333,914,000, consisting entirely of unrealized losses on securities that had fallen in value since their purchase.

D. During the year ended October 31, 2008, the fund purchased $2,219,370,000 of investment securities and sold $821,024,000 of investment securities, other than temporary cash investments.

Institutional Developed Markets Index Fund

E. Capital shares issued and redeemed were:

	Year Ended October 31,
	2008	2007
	Shares	Shares
	(000)	(000)
Issued	213,601	121,169
Issued in Lieu of Cash Distributions	8,811	6,351
Redeemed	(95,151)	(81,220)
Net Increase (Decrease) in Shares Outstanding	127,261	46,300

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At October 31, 2008, 100% of the fund’s investments were valued based on Level 1 inputs.

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard International Equity Index Funds and the Shareholders of Vanguard European Stock Index Fund, Vanguard Pacific Stock Index Fund, Vanguard Emerging Markets Stock Index Fund, Vanguard Developed Markets Index Fund and Vanguard Institutional Developed Markets Index Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard European Stock Index Fund, Vanguard Pacific Stock Index Fund, Vanguard Emerging Markets Stock Index Fund, Vanguard Developed Markets Index Fund and Vanguard Institutional Developed Markets Index Fund (separate portfolios of Vanguard International Equity Index Funds, hereafter referred to as the “Funds”) at October 31, 2008, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2008 by correspondence with the custodians and brokers, and by agreement to the underlying ownership records of the Vanguard funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 19, 2008

Special 2008 tax information (unaudited) for Vanguard European Stock Index Fund

This information for the fiscal year ended October 31, 2008, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $1,082,542,000 of qualified dividend income to shareholders during the fiscal year.

The fund will pass through to shareholders foreign source income of $1,293,621,000 and foreign taxes paid of $75,188,000. The pass-through of foreign taxes paid will affect only shareholders on the dividend record date in December 2008. Shareholders will receive more detailed information along with their Form 1099-DIV in January 2009.

Special 2008 tax information (unaudited) for Vanguard Pacific Stock Index Fund

This information for the fiscal year ended October 31, 2008, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $228,642,000 of qualified dividend income to shareholders during the fiscal year.

The fund will pass through to shareholders foreign source income of $377,281,000 and foreign taxes paid of $16,059,000. The pass-through of foreign taxes paid will affect only shareholders on the dividend record date in December 2008. Shareholders will receive more detailed information along with their Form 1099-DIV in January 2009.

Special 2008 tax information (unaudited) for Vanguard Emerging Markets Stock Index Fund

This information for the fiscal year ended October 31, 2008, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $264,663,000 of qualified dividend income to shareholders during the fiscal year.

The fund will pass through to shareholders foreign source income of $712,123,000 and foreign taxes paid of $59,213,000. The pass-through of foreign taxes paid will affect only shareholders on the dividend record date in December 2008. Shareholders will receive more detailed information along with their Form 1099-DIV in January 2009.

Special 2008 tax information (unaudited) for Vanguard Developed Markets Index Fund

This information for the fiscal year ended October 31, 2008, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $7,000 as capital gain dividends (from net long-term capital gains) to shareholders during the fiscal year.

For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund are qualified short-term capital gains.

The fund distributed $82,020,000 of qualified dividend income to shareholders during the fiscal year.

Special 2008 tax information (unaudited) for Vanguard Institutional Developed Markets
Index Fund

This information for the fiscal year ended October 31, 2008, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $105,483,000 of qualified dividend income to shareholders during the fiscal year.

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income, using actual prior-year figures and estimates for 2008. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: International Stock Index Funds
Periods Ended October 31, 2008
	One	Five	Ten
	Year	Years	Years
European Stock Index Fund Investor Shares[1]
Returns Before Taxes	–47.80%	4.57%	1.69%
Returns After Taxes on Distributions	–48.04	4.16	1.12
Returns After Taxes on Distributions and Sale of Fund Shares	–30.39	4.02	1.32

Pacific Stock Index Fund Investor Shares[1]
Returns Before Taxes	–42.71%	2.17%	2.16%
Returns After Taxes on Distributions	–42.99	1.80	1.82
Returns After Taxes on Distributions and Sale of Fund Shares	–27.35	1.87	1.76

Emerging Markets Stock Index Fund Investor Shares[2]
Returns Before Taxes	–56.88%	8.94%	9.19%
Returns After Taxes on Distributions	–57.00	8.69	8.61
Returns After Taxes on Distributions and Sale of Fund Shares	–36.59	7.86	7.89

1 Total returns do not reflect the 0.25% transaction fee on purchases through March 31, 2000; the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months; or the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Performance figures are adjusted for the 0.25% (0.50% prior to June 26, 2008) transaction fee on purchases and redemptions. Total returns do not reflect the 2% fee assessed until March 23, 2005, on redemptions of shares purchased on or after June 27, 2003, and held for less than two months, or the account service fee that may be applicable to certain accounts with balances below $10,000.

Average Annual Total Returns: International Stock Index Funds
Periods Ended October 31, 2008
	One	Five	Ten
	Year	Years	Years
Developed Markets Index Fund[1]
Returns Before Taxes	–46.24%	3.84%	–0.97%[2]
Returns After Taxes on Distributions	–46.54	3.37	–1.49[2]
Returns After Taxes on Distributions and Sale of Fund Shares	–29.51	3.27	–0.96[2]

Institutional Developed Markets Index Fund[1]
Returns Before Taxes	–46.12%	4.01%	–0.94%[2]
Returns After Taxes on Distributions	–46.43	3.51	–1.49[2]
Returns After Taxes on Distributions and Sale of Fund Shares	–29.43	3.41	–0.95[2]

1 Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months, or for the Developed Markets Index Fund, the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Returns since inception. Inception dates are May 8, 2000, for the Developed Markets Index Fund and June 1, 2000, for the Institutional Developed Markets Index Fund.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A typical fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. “Funds of funds,” such as the Developed Markets Index Fund and Institutional Developed Markets Index Fund, have no direct expenses, but each fund bears its proportionate share of the expenses of the underlying funds in which it invests. These indirect expenses make up the fund’s acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs are calculated using each fund’s acquired fund fees and expenses.

The accompanying tables illustrate your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the transaction fees or the account service fee described in the prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended October 31, 2008
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
International Stock Index Fund	4/30/2008	10/31/2008	Period[1]
Based on Actual Fund Return
European
Investor Shares	$1,000.00	$578.84	$0.96
Admiral Shares	1,000.00	579.32	0.52
Signal Shares	1,000.00	579.33	0.52
Institutional Shares	1,000.00	579.39	0.36
ETF Shares	1,000.00	579.41	0.44
Pacific
Investor Shares	$1,000.00	$633.68	$0.99
Admiral Shares	1,000.00	634.09	0.54
Signal Shares	1,000.00	634.16	0.54
Institutional Shares	1,000.00	634.26	0.37
ETF Shares	1,000.00	634.23	0.45
Emerging Markets
Investor Shares[2]	$1,000.00	$488.61	$1.16
Admiral Shares[2]	1,000.00	488.75	0.71
Signal Shares[2]	1,000.00	488.68	0.75
Institutional Shares[2]	1,000.00	488.80	0.53
ETF Shares	1,000.00	488.78	0.75
Developed Markets	$1,000.00	$595.57	$0.88
Institutional Developed Markets	$1,000.00	$596.76	$0.36

1 These calculations are based on expenses incurred in the most recent six-month period, except for the two “funds of funds,” for which calculations are based on the acquired fund fees and expenses charged by the underlying mutual funds in which the funds of funds invest. The funds of funds’ annualized expense figures for the same period are 0.22% for the Developed Markets Index Fund and 0.09% for the Institutional Developed Markets Index Fund. The annualized six-month expense ratios for the European, Pacific, and Emerging Markets funds are as follows: European Stock Index Fund—0.24% for Investor Shares, 0.13% for Admiral Shares, 0.13% for Signal Shares, 0.09% for Institutional Shares, and 0.11% for ETF Shares; Pacific Stock Index Fund—0.24% for Investor Shares, 0.13% for Admiral Shares, 0.13% for Signal Shares, 0.09% for Institutional Shares, and 0.11% for ETF Shares and Emerging Markets Stock Index Fund—0.31% for Investor Shares, 0.19% for Admiral Shares, 0.20% for Signal Shares, 0.14% for Institutional Shares, and 0.20% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

2 Calculations do not reflect the fund’s 0.25% (0.50% prior to June 26, 2008) purchase fee, which is deducted from all purchases (including exchanges from other Vanguard funds) but not from reinvested dividends and capital gains.

Six Months Ended October 31, 2008
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
International Stock Index Fund	4/30/2008	10/31/2008	Period[1]
Based on Hypothetical 5% Yearly Return
European
Investor Shares	$1,000.00	$1,025.08	$0.12
Admiral Shares	1,000.00	1,024.55	0.66
Signal Shares	1,000.00	1,024.55	0.66
Institutional Shares	1,000.00	1,024.75	0.46
ETF Shares	1,000.00	1,024.65	0.56
Pacific
Investor Shares	$1,000.00	$1,024.00	$1.22
Admiral Shares	1,000.00	1,024.55	0.66
Signal Shares	1,000.00	1,024.55	0.66
Institutional Shares	1,000.00	1,024.75	0.46
ETF Shares	1,000.00	1,024.65	0.56
Emerging Markets
Investor Shares[2]	$1,000.00	$1,023.64	$1.58
Admiral Shares[2]	1,000.00	1,024.25	0.97
Signal Shares[2]	1,000.00	1,024.20	1.02
Institutional Shares[2]	1,000.00	1,024.50	0.71
ETF Shares	1,000.00	1,024.20	1.02
Developed Markets	$1,000.00	$1,024.10	$1.12
Institutional Developed Markets	$1,000.00	$1,024.75	$0.46

1 These calculations are based on expenses incurred in the most recent six-month period, except for the two “funds of funds,” for which calculations are based on the acquired fund fees and expenses charged by the underlying mutual funds in which the funds of funds invest. The funds of funds’ annualized expense figures for the same period are 0.22% for the Developed Markets Index Fund and 0.09% for the Institutional Developed Markets Index Fund. The annualized six-month expense ratios for the European, Pacific, and Emerging Markets funds are as follows: European Stock Index Fund—0.24% for Investor Shares, 0.13% for Admiral Shares, 0.13% for Signal Shares, 0.09% for Institutional Shares, and 0.11% for ETF Shares; Pacific Stock Index Fund—0.24% for Investor Shares, 0.13% for Admiral Shares, 0.13% for Signal Shares, 0.09% for Institutional Shares, and 0.11% for ETF Shares and Emerging Markets Stock Index Fund—0.31% for Investor Shares, 0.19% for Admiral Shares, 0.20% for Signal Shares, 0.14% for Institutional Shares, and 0.20% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

2 Calculations do not reflect the fund’s 0.25% (0.50% prior to June 26, 2008) purchase fee, which is deducted from all purchases (including exchanges from other Vanguard funds) but not from reinvested dividends and capital gains.

Glossary

Acquired Fund Fees and Expenses. Funds that invest in other Vanguard funds incur no direct expenses, but they do bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds, and they must pay any fees charged by those funds. The figure for acquired fund fees and expenses represents a weighted average of these underlying costs. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board and Director/
Trustee Since May 1987;	Trustee of The Vanguard Group, Inc., and of each of the investment companies served
Chairman of the Board	by The Vanguard Group; Chief Executive Officer and President of The Vanguard Group
156 Vanguard Funds Overseen	and of each of the investment companies served by The Vanguard Group (1996–2008).

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee Since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
156 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Emerson U. Fullwood
Born 1948	Principal Occupation(s) During the Past Five Years: Executive Chief Staff and Marketing
Trustee Since January 2008	Officer for North America since 2004 and Corporate Vice President of Xerox Corporation
156 Vanguard Funds Overseen	(photocopiers and printers); Director of SPX Corporation (multi-industry manufacturing), of the United Way of Rochester, and of the Boy Scouts of America.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman, President, and
Trustee Since December 2001[2]	Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of
156 Vanguard Funds Overseen	the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services), since 2005.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee Since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
156 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and
the University Center for Human Values (1990–2004), Princeton University; Director of
Carnegie Corporation of New York since 2005 and of Schuylkill River Development
Corporation and Greater Philadelphia Chamber of Commerce since 2004; Trustee of the National Constitution Center since 2007.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and
Trustee Since July 1998	Chief Global Diversity Officer since 2006, Vice President and Chief Information
156 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson &
Johnson (pharmaceuticals/consumer products); Director of the University Medical
Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance
Trustee Since December 2004	and Banking, Harvard Business School; Senior Associate Dean and Director of Faculty
156 Vanguard Funds Overseen	Recruiting, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm); Chair of the Investment Committee of HighVista Strategies LLC (private investment firm) since 2005.

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee Since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director
156 Vanguard Funds Overseen	of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee Since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines) and
156 Vanguard Funds Overseen	AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Chief Financial Officer	Treasurer of each of the investment companies served by The Vanguard Group; Chief
Since September 2008	Financial Officer of each of the investment companies served by The Vanguard
Treasurer Since July 1998	Group since 2008.
156 Vanguard Funds Overseen

F. William McNabb III
Born 1957	Principal Occupation(s) During the Past Five Years: Chief Executive Officer, Director,
Chief Executive Officer	and President of The Vanguard Group, Inc., since 2008; Chief Executive Officer and
Since August 31, 2008	President of each of the investment companies served by The Vanguard Group since
President Since March 2008	2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard
156 Vanguard Funds Overseen	Group (1995–2008).

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard
Secretary Since July 2005	Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of
156 Vanguard Funds Overseen	The Vanguard Group and of each of the investment companies served by The Vanguard
Group since 2005; Director and Senior Vice President of Vanguard Marketing Corporation
since 2005; Principal of The Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller	Ralph K. Packard	George U. Sauter
Mortimer J. Buckley	Paul A. Heller	James M. Norris	Glenn W. Reed

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1	These individuals are “interested persons” as defined in the Investment Company Act of 1940.
2	December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.
Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036	You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting our website, www.vanguard.com,
Text Telephone for People	and searching for “proxy voting guidelines,” or by
With Hearing Impairment > 800-952-3335	calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, www.sec.gov.
In addition, you may obtain a free report on how your
fund voted the proxies for securities it owned during
This material may be used in conjunction	the 12 months ended June 30. To get the report, visit
with the offering of shares of any Vanguard	either www.vanguard.com or www.sec.gov.
fund only if preceded or accompanied by
the fund’s current prospectus.
You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
The funds or securities referred to herein are not	To find out more about this public service, call the SEC
sponsored, endorsed, or promoted by MSCI, and MSCI	at 202-551-8090. Information about your fund is also
bears no liability with respect to any such funds or	available on the SEC’s website, and you can receive
securities. For any such funds or securities, the	copies of this information, for a fee, by sending a
prospectus or the Statement of Additional Information	request in either of two ways: via e-mail addressed to
contains a more detailed description of the limited	publicinfo@sec.gov or via regular mail addressed to the
relationship MSCI has with The Vanguard Group and	Public Reference Section, Securities and Exchange
any related funds.	Commission, Washington, DC 20549-0102.

Russell is a trademark of The Frank Russell Company.

S&P ® is the trademark of The McGraw-Hill
Companies, Inc., and has been licensed for use
by The Vanguard Group, Inc. Vanguard mutual funds
are not sponsored, endorsed, sold, or promoted by
Standard & Poor’s, and Standard & Poor’s makes no
representation regarding the advisability of investing
in the funds.
© 2008 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q720 122008

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, André F. Perold, Alfred M. Rankin, Jr., and J. Lawrence Wilson.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended October 31, 2008: $111,000

Fiscal Year Ended October 31, 2007: $108,100

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended October 31, 2008: $3,055,590

Fiscal Year Ended October 31, 2007: $2,835,320

(b) Audit-Related Fees.

Fiscal Year Ended October 31, 2008: $626,240

Fiscal Year Ended October 31, 2007: $630,400

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c) Tax Fees.

Fiscal Year Ended October 31, 2008: $230,400

Fiscal Year Ended October 31, 2007: $215,900

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d) All Other Fees.

Fiscal Year Ended October 31, 2008: $0

Fiscal Year Ended October 31, 2007: $0

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or (4) other registered investment companies in the Vanguard Group.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended October 31, 2008: $230,400

Fiscal Year Ended October 31, 2007: $215,900

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Not Applicable.

Item 6: Not Applicable.

Item 7: Not Applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a)	Code of Ethics.
(b)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD STAR FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: December 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD STAR FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: December 16, 2008

VANGUARD STAR FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: December 16, 2008

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see file Number 2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on September 26, 2008, see File Number 2-47371, Incorporated by Reference.